                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 2000

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1

Schedules of Investments:

     Total Return Fund......................................    2

     Capital Appreciation Fund..............................    5

     Government Bond Fund...................................    7

     Money Market Fund......................................    9

     Small Company Fund.....................................   13

     Income Fund............................................   22

     Mid Cap Growth Fund....................................   24

     Strategic Value Fund...................................   26

     Equity Income Fund.....................................   28

     High Income Bond Fund..................................   31

     Balanced Fund..........................................   38

     Multi Sector Bond Fund.................................   44

     Small Cap Value Fund...................................   50

     Small Cap Growth Fund..................................   53

     Global 50 Fund.........................................   57

     Mid Cap Index Fund.....................................   61

     Growth Focus Fund......................................   68

     Global Technology and Communications Fund..............   69

     Emerging Markets Fund..................................   71

     International Growth Fund..............................   74

     Global Life Sciences Fund II...........................   79

Statements of Assets and Liabilities........................   81

Statements of Operations....................................   85

Statements of Changes in Net Assets.........................   89

Financial Highlights........................................   99

Notes to Financial Statements...............................  115

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Nationwide Separate Account Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, Small Company Fund, Income Fund, Mid Cap Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global 50 Fund, Mid Cap Index Fund, Growth Focus Fund, Global Technology and Communications Fund, Emerging Markets Fund, International Growth Fund, and Global Life Sciences Fund (twenty one portfolios constituting the Nationwide Separate Account Trust, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations for the period ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Nationwide Separate Account Trust for the year ended December 31, 1996, were audited by other independent accountants, whose report dated February 21, 1997 expressed an unqualified opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2001

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               1

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (93.2%)
              ADVERTISING (0.1%)
     34,600   Omnicom Group, Inc.            $    2,867,475
                                             --------------
              AEROSPACE (0.9%)
    122,381   Boeing Co.                          8,077,145
     59,640   Honeywell International, Inc.       2,821,718
     82,104   Lockheed Martin Corp.               2,787,431
     45,397   United Technologies Corp.           3,569,339
                                             --------------
                                                 17,255,633
                                             --------------

              AIRLINES (0.7%)
    442,800   Southwest Airlines Co.             14,847,084
                                             --------------
              ANALYTICAL INSTRUMENTS (0.1%)
     21,704   Waters Corp.*                       1,812,284
                                             --------------

              AUTOMOBILES (0.4%)
    334,100   Ford Motor Co.                      7,830,469
                                             --------------

              BANKS (5.9%)
    226,900   Bank of America Corp.              10,409,038
    421,000   Bank of New York Co., Inc.         23,233,938
    120,000   Chase Manhattan Corp.*              5,452,500
     88,300   FirStar Corp.                       2,052,975
    165,300   Fleet Boston Corp.                  6,209,081
    559,038   Mellon Financial Corp.             27,497,682
    138,000   U.S. Bancorp, Class A               4,027,875
    721,303   Wells Fargo Co.                    40,167,560
                                             --------------
                                                119,050,649
                                             --------------
              BROADCAST MEDIA/CABLE TELEVISION (0.6%)
     71,100   Clear Channel Communications,
              Inc.                                3,443,906
     76,800   Comcast Corp., Class A*             3,206,400
    101,400   Viacom, Inc., Class B*              4,740,450
                                             --------------
                                                 11,390,756
                                             --------------
              CAPITAL GOODS (1.2%)
     42,902   Deere & Co.                         1,965,448
    190,000   Minnesota Mining &
              Manufacturing Co.                  22,895,000
                                             --------------
                                                 24,860,448
                                             --------------
              CHEMICALS/DIVERSIFIED (0.6%)
    115,447   Dow Chemical Co.                    4,228,246
    169,645   E.I. du Pont de Nemours and
              Co.                                 8,195,974
                                             --------------
                                                 12,424,220
                                             --------------

              COMMUNICATION EQUIPMENT (4.3%)
    945,917   Cisco Systems, Inc.*               36,181,324
    132,664   Corning, Inc.                       7,006,318
    137,265   JDS Uniphase Corp.*                 5,722,235
     51,018   Juniper Networks, Inc.*             6,431,457
    633,045   Lucent Technologies, Inc.           8,546,108
    185,424   Motorola, Inc.                      3,754,836

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATION EQUIPMENT (CONTINUED)
     71,944   Nokia Corp. -- ADR             $    3,129,564
    523,063   Nortel Networks Corp. -- ADR       16,770,707
                                             --------------
                                                 87,542,549
                                             --------------

              COMPUTER/HARDWARE (4.3%)
    391,420   EMC Corp.*                         26,029,430
    496,301   Hewlett-Packard Co.                15,664,500
    307,493   International Business
              Machines Corp.                     26,136,905
    616,596   Sun Microsystems, Inc.*            17,187,614
     29,468   Symbol Technologies, Inc.           1,060,848
                                             --------------
                                                 86,079,297
                                             --------------

              COMPUTER/SOFTWARE & SERVICES (3.0%)
    659,398   Microsoft Corp.*                   28,601,388
  1,003,371   Oracle Corp.*                      29,160,470
     21,393   Rational Software Corp.*              832,990
      3,801   Sapient Corp.*                         45,374
     25,569   Siebel Systems, Inc.*               1,729,104
                                             --------------
                                                 60,369,326
                                             --------------

              CONGLOMERATES (1.3%)
    344,486   Illinois Tool Works, Inc.          20,518,447
    110,964   Tyco International Ltd.             6,158,502
                                             --------------
                                                 26,676,949
                                             --------------

              CONSTRUCTION (1.5%)
    756,400   Masco Corp.                        19,430,025
    242,668   Vulcan Materials Co.               11,617,731
                                             --------------
                                                 31,047,756
                                             --------------

              CONSUMER/DURABLE (1.8%)
    682,600   Black & Decker Corp.               26,792,050
    300,700   Fortune Brands, Inc.                9,021,000
                                             --------------
                                                 35,813,050
                                             --------------

              CONSUMER/NON-CYCLICAL (1.3%)
    253,400   Ecolab, Inc.                       10,943,713
     60,400   Gillette Co.                        2,181,950
     55,100   Kimberly-Clark Corp.                3,895,019
    113,500   Procter & Gamble Co.                8,902,656
                                             --------------
                                                 25,923,338
                                             --------------

              CONTAINERS (0.7%)
    457,600   Sealed Air Corp.*                  13,956,800
                                             --------------

              CONTRACT MANUFACTURING (0.4%)
    291,098   Flextronics International
              Ltd.*                               8,296,293
                                             --------------

              DRUGS (10.0%)
     68,400   ALZA Corp.*                         2,907,000
    459,700   American Home Products Corp.       29,213,935
     74,300   Amgen, Inc.*                        4,750,556
     38,400   Eli Lilly & Co.                     3,573,600
    102,400   Merck & Co., Inc.                   9,587,200

 2              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              DRUGS (CONTINUED)
  1,599,250   Pfizer, Inc.                   $   73,565,499
    374,973   Pharmacia & Upjohn, Inc.           22,873,353
    986,300   Schering-Plough Corp.              55,972,525
                                             --------------
                                                202,443,668
                                             --------------
              ELECTRICAL EQUIPMENT (3.6%)
    267,600   Eaton Corp.                        20,120,175
     48,458   Emerson Electric Co.                3,819,096
    968,967   General Electric Co.               46,449,856
     45,000   Rockwell International Corp.        2,143,125
                                             --------------
                                                 72,532,252
                                             --------------

              ELECTRONICS (3.4%)
      4,439   Broadcom Corp., Class A*              372,876
  1,196,180   Intel Corp.                        35,960,161
      3,124   Microchip Technology, Inc.*            68,533
     13,350   Sanmina Corp.*                      1,022,944
     46,919   Solectron Corp.*                    1,590,554
    104,694   Sycamore Networks, Inc.*            3,899,852
     31,696   Teradyne, Inc.*                     1,180,676
    499,521   Texas Instruments, Inc.            23,664,807
                                             --------------
                                                 67,760,403
                                             --------------
              ENTERTAINMENT/LEISURE (2.4%)
  1,447,000   Brunswick Corp.                    23,785,062
     93,800   Carnival Corp.                      2,890,213
    740,481   Walt Disney Co.                    21,427,669
                                             --------------
                                                 48,102,944
                                             --------------
              FINANCIAL (8.1%)
    150,800   American Express Co.                8,284,575
    487,522   Citigroup, Inc.                    24,894,092
    891,500   Fannie Mae                         77,337,624
    977,700   MBNA Corp.                         36,113,794
     51,600   Merrill Lynch & Co., Inc.           3,518,475
    196,600   Providian Financial Corp.          11,304,500
     83,100   Schwab (Charles) Corp.              2,357,963
                                             --------------
                                                163,811,023
                                             --------------
              FOOD & BEVERAGE (8.2%)
    764,800   Anheuser-Busch Cos., Inc.          34,798,400
    166,219   Archer-Daniels-Midland Co.          2,493,285
    254,500   Coca-Cola Co.                      15,508,594
    452,700   General Mills, Inc.                20,173,444
    772,900   PepsiCo, Inc.                      38,306,855
    473,800   Philip Morris Cos., Inc.           20,847,200
     88,700   Quaker Oats Co.                     8,637,163
    897,900   Ralston-Purina Group               23,457,638
                                             --------------
                                                164,222,579
                                             --------------

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (3.4%)
    115,200   Abbott Laboratories            $    5,580,000
     98,400   Bristol-Myers Squibb Co.            7,275,450
    136,800   IMS Health, Inc.                    3,693,600
    301,700   Johnson & Johnson Co.              31,697,357
    339,900   St. Jude Medical, Inc.*            20,882,606
                                             --------------
                                                 69,129,013
                                             --------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.7%)
    425,800   Maytag Corp.                       13,758,663
                                             --------------

              INSURANCE (3.2%)
    453,000   American International Group,
              Inc.                               44,648,813
    168,500   Chubb Corp.                        14,575,250
     34,100   CIGNA Corp.                         4,511,430
                                             --------------
                                                 63,735,493
                                             --------------

              INTERNET (0.9%)
    170,500   Broadband Holders Trust             7,768,406
      4,396   Broadvision, Inc.*                     51,928
    148,144   Exodus Communications, Inc.*        2,962,880
    313,300   Internet Infrastructure
              Holders Trust*                      6,912,181
                                             --------------
                                                 17,695,395
                                             --------------

              METALS & MINING (0.4%)
     86,953   Alcan Aluminum Ltd.                 2,972,706
    120,224   Alcoa, Inc.                         4,027,504
     55,015   Inco Ltd.*                            922,051
                                             --------------
                                                  7,922,261
                                             --------------

              OIL & GAS (5.8%)
     35,341   Anadarko Petroleum Corp.            2,512,038
     96,977   Chevron Corp.                       8,188,495
     69,150   Enron Corp.                         5,748,094
    744,050   Exxon Mobil Corp.                  64,685,847
    328,266   Royal Dutch Petroleum Co.          19,880,610
    235,770   Texaco, Inc.                       14,647,211
     24,357   Transocean Sedco Forex, Inc.        1,120,422
                                             --------------
                                                116,782,717
                                             --------------

              OIL EQUIPMENT & SERVICES (0.6%)
    154,637   Schlumberger Ltd.                  12,361,295
                                             --------------

              PAPER & FOREST PRODUCTS (0.3%)
     79,943   International Paper Co.             3,262,674
     59,675   Weyerhaeuser Co.                    3,028,506
                                             --------------
                                                  6,291,180
                                             --------------

              PRINTING & PUBLISHING (0.8%)
    175,900   American Greetings Corp.,
              Class A                             1,660,056
    167,100   Gannett Co., Inc.                  10,537,744
     57,800   McGraw-Hill Cos., Inc.              3,388,525
                                             --------------
                                                 15,586,325
                                             --------------

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               3

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              RESTAURANTS (0.3%)
    170,200   McDonald's Corp.               $    5,786,800
                                             --------------

              RETAIL (3.5%)
     72,100   Costco Wholesale Corp.*             2,879,494
    104,800   Gap, Inc.                           2,672,400
    207,500   Home Depot, Inc.                    9,480,156
     63,800   Lowe's Cos., Inc.                   2,839,100
     61,000   Safeway, Inc.*                      3,812,500
    119,800   Target Corp.                        3,863,550
    776,000   Wal-Mart Stores, Inc.              41,225,000
     97,800   Walgreen Co.                        4,089,263
                                             --------------
                                                 70,861,463
                                             --------------

              SEMICONDUCTORS (1.0%)
    122,708   Analog Devices, Inc.*               6,281,116
     88,900   Applied Materials, Inc.*            3,394,869
     16,257   Micron Technology, Inc.*              577,124
    209,700   Semiconductor Holders Trust*       10,338,209
                                             --------------
                                                 20,591,318
                                             --------------

              TELECOMMUNICATIONS (3.9%)
    152,933   ADC Telecommunications, Inc.*       2,771,911
    507,927   AT&T Corp.                          8,793,486
    192,944   Bellsouth Corp.                     7,898,645
     63,927   CenturyTel, Inc.                    2,285,390
    129,445   Nextel Communications, Inc.*        3,203,764
    144,803   Qwest Communications
              International, Inc.*                5,936,923
    366,711   SBC Communications, Inc.           17,510,450
    135,184   Sprint Corp. (FON Group)            2,745,925
    146,542   Sprint Corp. (PCS Group)*           2,994,952
    364,663   Verizon Communications, Inc.       18,278,733
    376,712   Worldcom, Inc.*                     5,297,513
                                             --------------
                                                 77,717,692
                                             --------------

-----------------------------------------------------------
                                                 MARKET
  SHARES          SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UTILITIES (3.6%)
    514,700   Dominion Resources, Inc.       $   34,484,900
     63,388   Duke Power Co.                      5,403,827
     79,021   Exelon Corp.*                       5,548,064
     84,525   PG&E Corp.                          1,690,500
    102,901   Public Service Enterprise
              Group, Inc.                         5,003,561
    365,200   TXU Corp.                          16,182,925
    127,320   Xcel Energy, Inc.                   3,700,238
                                             --------------
                                                 72,014,015
                                             --------------
              TOTAL COMMON STOCKS
              (cost $1,822,428,978)           1,877,150,875
                                             --------------

              DEPOSITARY RECEIPTS (3.5%)
    274,300   Amex Technology Select Sector
              SPDR                                8,589,019
    717,500   Nasdaq 100 Share Index*            41,884,062
    152,400   S&P 500 Depositary Receipts        19,992,975
                                             --------------
              TOTAL DEPOSITARY RECEIPTS
              (cost $82,928,127)                 70,466,056
                                             --------------

-----------
 PRINCIPAL
-----------
              COMMERCIAL PAPER (3.2%)
$20,000,000   Citicorp, 6.50%, 01/02/01                 19,992,778
 44,888,000   Goldman Sachs Group, Inc.,
              6.55%, 01/02/01                           44,879,832
                                                    --------------
              TOTAL COMMERCIAL PAPER
              (cost $64,876,222)                        64,872,610
                                                    --------------
              TOTAL INVESTMENTS
              (cost $1,970,233,327)(a) -- 99.9%      2,012,489,541
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 0.1%                        2,269,050
                                                    --------------
TOTAL NET ASSETS -- 100.0%                          $2,014,758,591
                                                    ==============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19,955,375. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $ 289,719,033
            Unrealized depreciation                         (267,418,194)
                                                           -------------
            Net unrealized appreciation                    $  22,300,839
                                                           =============

 * Denotes a non-income producing security.

ADR          American Depositary Receipt
SPDR         S & P Depositary Receipt

See notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (92.7%)
              BROADCAST MEDIA/CABLE TELEVISION (3.1%)
    446,300   Comcast Corp., Class A*          $ 18,633,025
                                               ------------

              COMMUNICATION EQUIPMENT (16.0%)
     96,000   CIENA Corp.*                        7,794,000
    796,000   Cisco Systems, Inc.*               30,446,999
    131,500   Corning, Inc.                       6,944,844
     97,410   Extreme Networks, Inc.*             3,811,166
    170,000   Foundry Networks, Inc.*             2,550,000
    150,500   JDS Uniphase Corp.*                 6,273,969
    443,800   Nokia Corp. -- ADR                 19,305,299
    185,000   Nortel Networks Corp. -- ADR        5,931,563
     75,000   Openwave Systems, Inc.*             3,595,313
    123,000   QUALCOMM, Inc.*                    10,109,063
                                               ------------
                                                 96,762,216
                                               ------------
              COMPUTER EQUIPMENT (5.8%)
    384,800   Compaq Computer Corp.               5,791,240
    247,800   EMC Corp.*                         16,478,699
     57,000   Emulex Corp.*                       4,556,438
    298,500   Sun Microsystems, Inc.*             8,320,688
                                               ------------
                                                 35,147,065
                                               ------------

              COMPUTER SOFTWARE & SERVICES (14.5%)
    160,000   America Online, Inc.*               5,568,000
    180,000   Ariba, Inc.*                        9,675,000
    251,100   Automatic Data Processing,
              Inc.                               15,897,768
    179,300   BEA Systems, Inc.*                 12,069,131
    202,200   i2 Technologies, Inc.*             10,994,625
    176,800   Microsoft Corp.*                    7,668,700
    397,000   Oracle Corp.*                      11,537,813
    240,700   Palm, Inc.*                         6,814,819
     35,000   VERITAS Software Corp.*             3,062,500
    245,000   Vignette Corp.*                     4,410,000
                                               ------------
                                                 87,698,356
                                               ------------
              DRUGS (18.0%)
    200,000   Amgen, Inc.*                       12,787,500
    200,800   Merck & Co., Inc.                  18,799,900
    750,600   Pfizer, Inc.                       34,527,600
    307,000   Pharmacia Corp.                    18,727,000
    444,300   Schering-Plough Corp.              25,214,025
                                               ------------
                                                110,056,025
                                               ------------

              ELECTRICAL EQUIPMENT (4.4%)
     55,000   Applera Corp -- Applied
              Biosystems                          5,173,438
    453,700   General Electric Co.               21,749,243
                                               ------------
                                                 26,922,681
                                               ------------

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (7.4%)
     59,000   Applied Micro Circuits Corp.*    $  4,427,766
    378,800   Flextronics International Ltd.*    10,795,800
    214,300   Sanmina Corp.*                     16,420,737
    145,000   Texas Instruments, Inc.             6,869,375
    137,700   Xilinx, Inc.*                       6,351,413
                                               ------------
                                                 44,865,091
                                               ------------

              FINANCIAL SERVICES (2.2%)
     95,300   Merrill Lynch & Co., Inc.           6,498,269
    123,300   Wells Fargo Co.                     6,866,269
                                               ------------
                                                 13,364,538
                                               ------------

              FOOD & BEVERAGE (3.0%)
    105,000   Coca-Cola Co.                       6,398,438
    237,500   PepsiCo, Inc.                      11,771,093
                                               ------------
                                                 18,169,531
                                               ------------

              FOOTWEAR (0.9%)
     97,000   Nike, Inc., Class B                 5,413,813
                                               ------------

              HEALTH CARE (4.0%)
     99,900   Biomet, Inc.                        3,964,781
     96,200   Cardinal Health, Inc.               9,583,925
     68,600   Cephalon, Inc.*                     4,343,238
    120,000   King Pharmaceuticals, Inc.*         6,202,500
                                               ------------
                                                 24,094,444
                                               ------------

              OIL & GAS (3.2%)
    100,000   Apache Corp.                        7,006,250
    148,200   Enron Corp.                        12,319,125
                                               ------------
                                                 19,325,375
                                               ------------

              RETAIL (1.9%)
    357,300   Target Corp.                       11,522,925
                                               ------------

              SEMICONDUCTORS (1.5%)
    200,000   Intel Corp.                         6,012,500
     20,000   SDL, Inc.*                          2,963,750
                                               ------------
                                                  8,976,250
                                               ------------

              TELECOMMUNICATIONS (6.8%)
    156,700   AT&T Wireless Group*                2,712,869
     90,000   Level 3 Communications, Inc.*       2,953,125
    434,800   Qwest Communications
              International*                     17,826,799
    150,000   SBC Communications, Inc.            7,162,500

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               5

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    248,500   Sprint Corp. (PCS Group)*        $  5,078,719
    247,300   Tycom Ltd. *                        5,533,338
                                               ------------
                                                 41,267,350
                                               ------------
              TOTAL COMMON STOCK
              (cost $621,359,939)               562,218,685
                                               ------------

-----------
  PRINCIPAL
-----------
              COMMERCIAL PAPER (7.0%)
$10,000,000   Textron, Inc., 6.57%, 01/02/01      9,996,350
  6,249,000   Goldman Sachs, 6.55%, 01/02/01      6,247,863

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
$10,000,000   Salomon Smith Barney, 6.59%,
              01/03/01                         $  9,994,508
 16,083,000   Citicorp, 6.50%, 01/04/01          16,071,384
                                               ------------
              TOTAL COMMERCIAL PAPER
              (cost $42,316,665)                 42,310,105
                                               ------------
              TOTAL INVESTMENTS (cost
              $663,676,604)(a) -- 99.7%         604,528,790
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 0.3%                 2,070,530
                                               ------------
TOTAL NET ASSETS -- 100%                       $606,599,320
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $12,777,467. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation                       $  66,560,947
                Unrealized depreciation                        (138,486,228)
                                                              -------------
                Net unrealized depreciation                   $ (71,925,281)
                                                              =============

*  Denotes a non-income producing security.

ADR          American Depositary Receipt

See notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL         SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              MORTGAGE BACKED OBLIGATION (28.8%)
              FEDERAL HOME LOAN MORTGAGE CORPORATION, REMIC
              (15.6%)
$ 3,657,235   Series 107-F, 8.65%, 12/15/04    $  3,684,236
 20,000,000   Series 1415-N, 6.75%, 11/15/07     20,200,185
  1,451,703   Series 1544-T, 6.50%, 07/15/08      1,449,250
  9,000,000   Series 1693-H, 6.00%, 12/15/08      9,007,110
 11,000,000   Series 2102-TR, 6.00%, 10/15/11    10,987,460
 19,370,000   Series 2050-PG, 6.00%, 12/15/11    19,333,971
 11,500,000   Series 2138-JN, 6.00%, 12/15/11    11,572,910
 12,000,000   Series 2063-PL, 6.25%, 04/15/12    12,104,040
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    15,225,030
  3,271,000   Series 2043-VH, 6.50%, 05/15/14     3,209,015
  4,951,986   Series 1136-H, 6.00%, 09/15/21      4,932,278
  5,000,000   Series 1583-J, 6.50%, 03/15/22      5,039,292
 15,000,000   Series 2081-PB, 6.25%, 06/15/24    15,056,700
  3,500,000   Series 2114-PR, 6.00%, 01/15/28     3,341,940
                                               ------------
                                                135,143,417
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
              (12.0%)
  9,385,945   Pool 73442, 7.08%, 05/01/06         9,768,126
  8,979,317   Pool 375593, 6.68%, 12/01/07        9,163,472
  5,042,219   Pool 380276, 6.34%, 04/01/08        5,100,453
 14,553,882   Pool 380348, 6.28%, 05/01/08       14,656,896
  6,728,434   Pool 380538, 6.24%, 08/01/08        6,760,385
  4,897,911   Pool 381089, 5.70%, 01/01/09        4,773,752
    958,595   Series 94-100M, 5.50%, 09/25/01       951,327
 15,251,818   Series 92-68Z, 8.00%, 05/25/07     15,581,181
  5,000,000   Series 93-114H, 6.50%, 07/25/08     5,104,550
  4,980,322   Series 93-164C, 6.50%, 09/25/08     4,974,695
  6,000,376   Series 94-33H, 6.00%, 03/25/09      5,979,615
  5,034,000   Series 93-188PH, 6.25%,
              03/25/13                            5,069,892
    626,865   Series 88-25B, 9.25%, 10/25/18        657,755
    926,741   Series 91-73A, 8.00%, 07/25/21        938,678
  5,000,000   Series 93-223C, 6.50%, 05/25/23     5,005,900
 10,000,000   Series 94-76H, 5.00%, 02/25/24      9,435,100
                                               ------------
                                                103,921,777
                                               ------------

              SHEARSON LEHMAN PRIVATE, CMO (1.2%)
 11,003,075   5.75%, 05/01/17                    10,650,972
                                               ------------
              TOTAL MORTGAGE BACKED
              OBLIGATIONS
              (cost $245,852,874)               249,716,166
                                               ------------

              U.S. GOVERNMENT AGENCY AND LONG-TERM
              OBLIGATIONS (66.5%)
              FEDERAL FARM CREDIT BANK (1.2%)
 10,000,000   6.30%, 09/23/04                    10,191,400
                                               ------------

              FEDERAL HOME LOAN BANK (11.0%)
 10,000,000   6.75%, 02/15/02                    10,110,920
 10,000,000   5.91%, 12/23/02                    10,058,020
 10,000,000   5.43%, 01/29/04                     9,865,300

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL         SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY AND LONG-TERM
              OBLIGATIONS (CONTINUED)
              FEDERAL HOME LOAN BANK (CONTINUED)
$20,000,000   5.63%, 02/26/04                  $ 19,787,600
  4,135,000   5.74%, 02/25/05                     4,135,211
  8,500,000   7.32%, 04/21/05                     9,003,795
  6,395,000   5.80%, 08/12/05                     6,408,129
 10,000,000   5.82%, 12/14/05                     9,835,060
 10,000,000   5.49%,12/22/08                      9,667,420
  6,860,000   5.91%, 04/07/09                     6,800,503
                                               ------------
                                                 95,671,958
                                               ------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION (3.6%)
 20,000,000   6.31%, 02/26/04                    20,383,800
  5,000,000   6.80%, 08/22/05                     5,211,485
  5,000,000   6.70%, 01/09/07                     5,221,925
                                               ------------
                                                 30,817,210
                                               ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.3%)
 10,000,000   5.05%, 11/06/03                     9,813,670
 10,000,000   5.58%, 02/12/04                     9,892,780
                                               ------------
                                                 19,706,450
                                               ------------

              FINANCIAL ASSISTANCE CORPORATION (1.3%)
 10,000,000   9.38%, 07/21/03                    10,887,490
                                               ------------

              GUARANTEED EXPORT TRUST (3.2%)
 26,468,251   7.12%, 04/15/06                    27,506,071
                                               ------------

              ISRAEL AID (3.6%)
 16,390,000   5.63%, 09/15/03                    16,392,933
 31,947,000   6.72%, 08/15/13                    15,169,043
                                               ------------
                                                 31,561,976
                                               ------------

              PRIVATE EXPORT FUNDING COMPANY (3.6%)
  5,600,000   5.80%, 02/01/04                     5,691,039
 16,674,000   6.86%, 04/30/04                    17,273,030
  8,100,000   6.62%, 10/01/05                     8,388,814
                                               ------------
                                                 31,352,883
                                               ------------

              RESOLUTION FUNDING CORP. (6.1%)
 30,000,000   0.00%, 07/21/03                    25,874,520
 30,000,000   0.00%, 01/15/13                    14,970,270
 25,000,000   0.00%, 07/15/13                    12,080,725
                                               ------------
                                                 52,925,515
                                               ------------

              U.S. TREASURY BONDS (23.3%)
 30,000,000   13.25%, 05/15/14                   45,841,410
 43,000,000   11.25%, 02/15/15                   67,197,563

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               7

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL         SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY AND LONG-TERM
              OBLIGATIONS (CONTINUED)
              U.S. TREASURY BONDS (CONTINUED)
$35,000,000   8.75%, 05/15/17                  $ 46,991,595
 30,000,000   9.00%, 11/15/18                    41,578,140
                                               ------------
                                                201,608,708
                                               ------------
              U.S. TREASURY NOTES (5.0%)
 13,000,000   7.00%, 07/15/06                    14,153,126
 13,000,000   8.75%, 11/15/08                    14,136,486
 13,000,000   10.00%, 05/15/10                   15,323,750
                                               ------------
                                                 43,613,362
                                               ------------
              U.S. TREASURY STRIPS (2.3%)
 40,000,000   0.00%, 05/15/13                    20,373,560
                                               ------------
              TOTAL U.S. GOVERNMENT AGENCY
              AND LONG-TERM OBLIGATIONS
              (cost $556,208,035)               576,216,583
                                               ------------

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL         SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (3.7%)
$32,142,000   Warburg Dillion Reed, 6.00%,
              01/02/01, (Collateralized by
              $22,572,000 U.S. Treasury Bond,
              14.00%, 11/15/11, market value
              $32,785,830)                     $ 32,142,000
                                               ------------
                                                 32,142,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $32,142,000)                 32,142,000
                                               ------------
              TOTAL INVESTMENTS
              (COST $834,202,909)(a) -- 99.0%   858,074,749
                                               ------------
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 1.0%                 9,064,555
                                               ------------
TOTAL NET ASSETS -- 100.0%                     $867,139,304
                                               ============

--------------------------------------------------------------------------------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $25,604,301
            Unrealized depreciation                         (1,732,461)
                                                           -----------
            Net unrealized appreciation                    $23,871,840
                                                           ===========

CMO          Collateralized Mortgage Obligation
REMIC        Real Estate Mortgage and Investment Conduit
STRIPS       Separate Trading of Registered Interest and Principal
             Securities

See notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (1.9%)
$ 6,710,000   Province of British Columbia,
              6.40%, 03/14/01                $    6,624,112
 32,456,000   Province of British Columbia,
              6.42%, 03/20/01                    32,004,537
                                             --------------
              TOTAL CANADIAN GOVERNMENT
              OBLIGATIONS
              (cost $38,628,649)                 38,628,649
                                             --------------

              COMMERCIAL PAPER (95.1%)
              AGRICULTURE/FINANCE (3.0%)
 30,000,000   Deere (John) Capital Corp.,
              6.38%, 01/08/01                    29,962,784
 30,000,000   Deere (John) Capital Corp.,
              6.55%, 01/09/01                    29,956,333
                                             --------------
                                                 59,919,117
                                             --------------
              AUTO/FINANCE (7.0%)
 25,000,000   American Honda Finance Corp.,
              6.51%, 01/25/01                    24,891,500
 38,331,000   American Honda Finance Corp.,
              6.51%, 01/26/01                    38,157,538
    264,000   Ford Motor Credit Co., 6.59%,
              01/02/01                              263,952
    993,000   Ford Motor Credit Co., 6.48%,
              01/04/01                              992,458
 10,000,000   Ford Motor Credit Co., 6.56%,
              01/08/01                            9,987,244
  8,000,000   General Motors Acceptance
              Corp., 6.61%, 01/02/01              7,998,531
 10,000,000   General Motors Acceptance
              Corp., 6.55%, 01/12/01              9,979,986
 16,962,000   General Motors Acceptance
              Corp., 6.54%, 01/19/01             16,906,684
  5,469,000   General Motors Acceptance
              Corp., 6.52%, 01/26/01              5,444,238
 10,000,000   General Motors Acceptance
              Corp., 6.50%, 02/15/01              9,918,750
 15,000,000   General Motors Acceptance
              Corp., 6.47%, 02/16/01             14,875,992
                                             --------------
                                                139,416,873
                                             --------------

              BANKS (13.6%)
 20,000,000   Citicorp, 6.57%, 01/05/01          19,985,400
 10,000,000   Citicorp, 6.55%, 01/09/01           9,985,444
 30,000,000   Citicorp, 6.58%, 01/18/01          29,906,783
 12,000,000   National City Credit Corp.,
              6.58%, 01/05/01                    11,991,227
 25,000,000   National City Credit Corp.,
              6.58%, 01/11/01                    24,954,306
 10,000,000   National City Credit Corp.,
              6.57%, 01/22/01                     9,961,675

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              BANKS (CONTINUED)
$20,000,000   National City Credit Corp.,
              6.60%, 03/01/01                $   19,783,667
 30,000,000   State Street Corp., 6.50%,
              01/11/01                           29,945,833
 30,000,000   State Street Corp., 6.50%,
              02/12/01                           29,772,500
 20,000,000   Suntrust Banks, Inc., 6.54%,
              01/17/01                           19,941,867
 45,000,000   Suntrust Banks, Inc., 6.54%,
              01/19/01                           44,852,849
 16,000,000   Wells Fargo & Co., 6.52%,
              01/12/01                           15,968,124
                                             --------------
                                                267,049,675
                                             --------------

              BREWERY (1.4%)
 28,018,000   Anheuser-Busch Co., Inc.,
              6.50%,
              01/25/01                           27,896,589
                                             --------------

              BROKER/DEALERS (13.2%)
 20,000,000   Bear Stearns Co., 6.86%,
              02/28/01**                         20,000,000
 15,000,000   Goldman, Sachs & Co., 6.51%,
              01/17/01                           14,956,600
 20,000,000   Goldman, Sachs & Co., 6.51%,
              01/18/01                           19,938,517
 10,000,000   Goldman, Sachs & Co., 6.51%,
              01/19/01                            9,967,250
 10,000,000   Goldman, Sachs & Co., 6.52%,
              01/31/01                            9,945,667
  5,000,000   Goldman, Sachs & Co., 6.50%,
              02/16/01                            4,958,472
 20,000,000   Merrill Lynch & Co., 6.51%,
              01/11/01                           19,963,833
 22,000,000   Merrill Lynch & Co., 6.55%,
              01/12/01                           21,955,969
 20,000,000   Merrill Lynch & Co., 6.50%,
              02/28/01                           19,790,556
  1,894,000   Morgan Stanley Dean Witter &
              Co., 6.70%, 01/03/01                1,893,295
 15,000,000   Morgan Stanley Dean Witter &
              Co., 6.55%, 01/05/01               14,989,083
 35,000,000   Morgan Stanley Dean Witter &
              Co., 6.53%, 01/18/01               34,892,073
 15,000,000   Morgan Stanley Dean Witter &
              Co., 6.50%, 01/25/01               14,935,000
 20,000,000   Salomon Smith Barney
              Holdings, Inc., 6.60%,
              01/04/01                           19,989,000
 22,177,000   Salomon Smith Barney
              Holdings, Inc., 6.62%,
              01/09/01                           22,144,464
 12,000,000   Salomon Smith Barney
              Holdings, Inc., 6.58%,
              01/11/01                           11,978,067
                                             --------------
                                                262,297,846
                                             --------------

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               9

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              CAPTIVE BORROWING CONDUIT (3.3%)
$15,000,000   Prudential Funding Corp.,
              6.52%, 01/05/01                $   14,989,133
 30,000,000   Prudential Funding Corp.,
              6.52%, 01/16/01                    29,918,500
 20,000,000   Prudential Funding Corp.,
              6.53%, 01/17/01                    19,941,956
                                             --------------
                                                 64,849,589
                                             --------------

              CHEMICALS (6.0%)
 37,120,000   Dow Chemical Co., 6.50%,
              01/02/01                           37,113,284
 10,000,000   E.I. du Pont de Nemours &
              Co., 6.30%, 01/09/01                9,986,000
 13,227,000   E.I. du Pont de Nemours &
              Co., 6.35%, 01/17/01               13,189,727
 10,000,000   PPG Industries, Inc., 6.52%,
              01/19/01                            9,967,400
 48,070,000   PPG Industries, Inc., 6.57%,
              01/26/01                           47,851,948
                                             --------------
                                                118,108,359
                                             --------------

              CONSUMER PRODUCTS (0.1%)
  1,498,000   Clorox Co., 6.45%, 02/05/01         1,488,606
                                             --------------
              CONSUMER SALES FINANCE (9.4%)
 10,000,000   American Express Credit
              Corp., 6.54%, 01/02/01              9,998,183
 25,828,000   American Express Credit
              Corp., 6.50%, 01/10/01             25,786,030
 25,000,000   American Express Credit
              Corp., 6.56%, 01/11/01             24,954,444
  6,000,000   American Express Credit
              Corp., 6.52%, 01/17/01              5,982,613
 12,000,000   Household Finance Corp.,
              6.58%, 01/08/01                    11,984,647
 26,000,000   Household Finance Corp.,
              6.52%, 01/09/01                    25,962,329
 25,000,000   Household Finance Corp.,
              6.54%, 01/16/01                    24,931,875
  5,000,000   Household Finance Corp.,
              6.55%, 01/24/01                     4,979,076
 12,000,000   Wells Fargo Financial, Inc.,
              6.52%, 01/19/01                    11,960,880
 30,000,000   Wells Fargo Financial, Inc.,
              6.50%, 02/09/01                    29,788,749
 10,000,000   Wells Fargo Financial, Inc.,
              6.52%, 02/27/01                     9,896,767
                                             --------------
                                                186,225,593
                                             --------------

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              DATA PROCESSING & PREPARATION (3.1%)
$15,000,000   First Data Corp., 6.40%,
              02/05/01                       $   14,906,667
 47,000,000   First Data Corp., 6.45%,
              02/06/01                           46,696,850
                                             --------------
                                                 61,603,517
                                             --------------

              DIVERSIFIED FINANCE (7.6%)
 10,000,000   CIT Group, Inc., 6.62%,
              01/03/01                            9,996,350
 10,000,000   CIT Group, Inc., 6.53%,
              01/30/01                            9,947,397
 30,000,000   CIT Group, Inc., 6.50%,
              02/08/01                           29,794,166
 17,000,000   CIT Group, Inc., 6.51%,
              02/13/01                           16,867,811
  1,400,000   G.E. Capital Corp., 6.55%,
              01/10/01                            1,397,708
 19,800,000   G.E. Capital Corp., 6.55%,
              01/12/01                           19,760,373
  1,600,000   G.E. Capital Corp., 6.68%,
              01/18/01                            1,594,953
 10,647,000   G.E. Capital Corp., 6.60%,
              01/19/01                           10,612,192
 10,000,000   G.E. Capital Corp., 6.52%,
              01/24/01                            9,958,344
  5,000,000   G.E. Capital Corp., 6.50%,
              01/25/01                            4,978,333
 10,000,000   G.E. Capital Corp., 6.50%,
              01/26/01                            9,954,861
 25,000,000   Sigma Finance, Inc. (Private
              Placement), *6.57%, 01/08/01       24,968,063
                                             --------------
                                                149,830,551
                                             --------------

              FINANCIAL SERVICES/UTILITIES (3.3%)
  3,570,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.55%, 01/09/01                     3,564,806
  2,600,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.68%, 01/10/01                     2,595,658
 14,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.52%, 01/11/01                    13,974,644
  5,750,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.53%, 01/12/01                     5,738,527
 29,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.51%, 01/18/01                    28,910,850
 11,000,000   National Rural Utilities
              Cooperative Finance Corp.,
              6.68%, 01/19/01                    10,964,060
                                             --------------
                                                 65,748,545
                                             --------------

              FOOD & BEVERAGE (0.5%)
 10,500,000   Coca-Cola Co., 6.25%,
              01/16/01                           10,472,656
                                             --------------

 10              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              INSURANCE (4.6%)
$23,850,000   AIG Funding Corp., 6.52%,
              01/10/01                       $   23,811,125
 32,000,000   American General Corp.,
              6.55%, 01/12/01                    31,935,955
 10,000,000   American General Corp.,
              6.53%, 01/16/01                     9,972,792
 25,000,000   American General Corp.,
              6.53%, 01/26/01                    24,886,632
                                             --------------
                                                 90,606,504
                                             --------------

              LEASE/FINANCE (3.3%)
 15,000,000   IBM Credit Corp., 6.57%,
              01/02/01                           14,997,263
  6,000,000   IBM Credit Corp., 6.55%,
              01/08/01                            5,992,358
 45,000,000   IBM Credit Corp., 6.53%,
              01/29/01                           44,771,450
                                             --------------
                                                 65,761,071
                                             --------------

              LEASE/RENTAL (2.5%)
 30,000,000   Hertz Corp., 6.60%, 01/02/01       29,994,500
 20,000,000   Hertz Corp., 6.61%, 01/03/01       19,992,656
                                             --------------
                                                 49,987,156
                                             --------------
              MANUFACTURING (3.3%)
 11,000,000   Illinois Tool Works, Inc.,
              6.55%, 01/16/01                    10,969,979
 31,000,000   Illinois Tool Works, Inc.,
              6.55%, 01/30/01                    30,836,867
 24,775,000   Illinois Tool Works, Inc.,
              6.51%, 02/06/01                    24,613,715
                                             --------------
                                                 66,420,561
                                             --------------

              OFFICE MACHINES (1.0%)
 20,000,000   Pitney Bowes Credit Corp.,
              6.50%, 01/05/01                    19,985,556
                                             --------------

              PACKAGING/CONTAINERS (1.1%)
 20,000,000   Bemis Co., Inc., 6.55%,
              01/12/01                           19,959,973
  1,565,000   Sonoco Products Co., 6.50%,
              01/02/01                            1,564,717
                                             --------------
                                                 21,524,690
                                             --------------
              PHARMACEUTICALS (3.3%)
 15,000,000   Schering Corp., 6.55%,
              01/04/01                           14,991,813
 11,100,000   Schering Corp., 6.45%,
              02/14/01                           11,012,495

-----------------------------------------------------------
                                               AMORTIZED
 PRINCIPAL        SECURITY DESCRIPTION            COST
-----------------------------------------------------------
              COMMERCIAL PAPER (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
$19,200,000   Schering Corp., 6.47%,
              03/20/01                       $   18,930,848
 20,900,000   Schering Corp., 6.45%,
              03/27/01                           20,581,710
                                             --------------
                                                 65,516,866
                                             --------------

              PREMIUM FINANCE (0.5%)
 10,000,000   A.I. Credit Corp., 6.52%,
              01/10/01                            9,983,700
                                             --------------

              PRINTING & PUBLISHING (2.2%)
 15,000,000   E.W. Scripps Co. (Private
              Placement*), 6.53%, 01/30/01       14,921,096
 20,000,000   E.W. Scripps Co. (Private
              Placement), *6.52%, 01/31/01       19,891,333
  9,500,000   McGraw-Hill Co., 6.50%,
              01/05/01                            9,493,139
                                             --------------
                                                 44,305,568
                                             --------------

              TELECOMMUNICATIONS (0.9%)
 17,500,000   SBC Communications, Inc.,
              6.53%, 01/5/01                     17,487,303
                                             --------------

              UTILITIES (0.9%)
 17,475,000   Duke Energy Corp., 6.50%,
              01/02/01                           17,471,845
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $1,883,958,336)           1,883,958,336
                                             --------------

              U.S. GOVERNMENT AGENCIES (3.6%)
              FHLB (1.9%)
 37,613,000   6.27%, 01/26/01                    37,449,227
                                             --------------

              FNMA (1.7%)
 15,000,000   6.39%, 02/15/01                    14,880,188
 20,000,000   6.41%, 03/01/01                    19,789,894
                                             --------------
              TOTAL U.S. GOVERNMENT
              AGENCIES
              (cost $72,119,309)                 72,119,309
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,994,706,294)(a) --
              100.6%                          1,994,706,294
              LIABILITIES IN EXCESS OF
              OTHER ASSETS -- (0.6)%            (11,783,975)
                                             --------------
TOTAL NET ASSETS -- 100.0%                   $1,982,922,319
                                             ==============

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               11

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Represents a restricted security acquired and eligible for resale under rule 144A which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

** Variable Rate Security. The rate reflected is the rate in effect on 12/31/00.

FHLB         Federal Home Loan Bank
FNMA         Federal National Mortgage Association

See notes to the financial statements.

 12              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (90.9%)
              AUSTRALIA (0.3%)
              HEALTHCARE (0.3%):
    117,400   Cochlear Ltd.                   $  2,379,566
                                              ------------

              BELGIUM (0.4%)
              BUSINESS SERVICES (0.3%)
     81,231   Creyf's NV                         1,906,590
        131   Creyf's SA -- Strip*                       1
                                              ------------
                                                 1,906,591
                                              ------------
              INDUSTRIAL/MISCELLANEOUS (0.1%)
     35,400   Ackermans & van Haaren NV          1,078,483
                                              ------------
                                                 2,985,074
                                              ------------
              FINLAND (1.0%)
              CONSUMER PRODUCTS (0.4%)
    109,600   Amer Group Ltd.                    2,881,137
                                              ------------
              ELECTRONICS (0.4%)
    121,300   Vaisala OYJ                        3,359,528
                                              ------------

              INSURANCE (0.2%)
     27,200   Sampo Insurance Co. Ltd.,
              Class A                            1,468,358
                                              ------------
                                                 7,709,023
                                              ------------
              FRANCE (0.9%)
              ELECTRONICS (0.4%)
     53,400   Carbone Lorraine SA                2,657,128
                                              ------------
              INSURANCE (0.2%)
     47,300   CNP Assurances                     1,895,757
                                              ------------
              MACHINERY & CAPITAL GOODS (0.1%)
     39,800   Neopost SA*, **                      934,154
                                              ------------
              OFFICE EQUIPMENT & SUPPLIES (0.2%)
     48,800   Societe BIC SA                     1,919,223
                                              ------------
                                                 7,406,262
                                              ------------

              GERMANY (0.6%)
              ELECTRONICS (0.2%)
     40,334   Techem AG*                         1,272,348
                                              ------------
              FOOD & BEVERAGE (0.1%)
     75,876   Hawesko Holding AG                   997,305
                                              ------------
              RETAIL (0.3%)
     56,400   Fielmann AG*                       2,340,435
                                              ------------
                                                 4,610,088
                                              ------------

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HONG KONG (0.5%)
              ELECTRONICS (0.1%)
    540,000   VTech Holdings Ltd.             $    495,006
                                              ------------

              FOOD & BEVERAGE (0.1%)
  9,324,000   Tingyi (Cayman Islands)
              Holdings Co.*                      1,075,859
                                              ------------

              LEISURE/ENTERTAINMENT (0.1%)
    906,000   Shaw Brothers Ltd.                   702,739
                                              ------------

              RETAIL (0.2%)
  1,846,000   Esprit Holdings Ltd.               1,573,853
                                              ------------
                                                 3,847,457
                                              ------------

              IRELAND (0.4%)
              HOUSEWARES (0.4%)
  2,870,149   Waterford Wedgewood PLC            3,368,293
                                              ------------

              ITALY (0.1%)
              MACHINERY & EQUIPMENT (0.1%)
    219,800   Interpump Group SPA                  848,135
                                              ------------

              JAPAN (1.5%)
              AGRICULTURAL BIOTECHNOLOGY (0.1%)
     20,700   Hokuto Corp                          719,606
                                              ------------

              BUSINESS SERVICES (0.1%)
     37,000   Secom Techno Service Co. Ltd.*       822,942
                                              ------------

              COMPUTER HARDWARE (0.1%)
     88,000   Japan Digital Laboratory Co.
              Ltd.                               1,006,375
                                              ------------

              COMPUTER SOFTWARE (0.0%)
     17,000   I S B Corp.                          126,532
                                              ------------

              CONSTRUCTION & HOUSING (0.0%)
         40   CTI Engineering Co. Ltd.                 196
                                              ------------

              COSMETICS (0.2%)
     18,900   ADERANS Co. Ltd.                     777,846
     35,000   Kose Corp.                         1,173,817
                                              ------------
                                                 1,951,663
                                              ------------

              DISTRIBUTION (0.1%)
     81,300   Impact 21 Co. Ltd.                   709,061
                                              ------------

              ELECTRONICS/INSTRUMENTS (0.1%)
     53,000   Nippon Ceramic Co. Ltd.              995,490
                                              ------------

              ENGINEERING SERVICES (0.1%)
     17,000   Meitec Corp.                         544,834
                                              ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               13

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              LEASE/RENTAL (0.1%)
     59,000   Diamond Lease Co. Ltd.          $    607,049
                                              ------------

              LEISURE/ENTERTAINMENT (0.0%)
      2,000   H I S Co. Ltd.                        35,727
                                              ------------

              MEDICAL PRODUCTS (0.4%)
    117,000   Hitachi Medical Corp.              1,198,686
     14,000   Kawasumi Laboratories, Inc.          131,786
    190,000   Nippon Shinyaku Co. Ltd.           1,608,844
                                              ------------
                                                 2,939,316
                                              ------------

              RETAIL (0.2%)
     41,000   Ministop Co. Ltd.                    737,784
        520   Yoshinoya D&C Co. Ltd.               992,645
                                              ------------
                                                 1,730,429
                                              ------------
                                                12,189,220
                                              ------------

              NETHERLANDS (1.9%)
              BUSINESS SERVICES (0.1%)
     48,800   United Services Group NV           1,099,579
                                              ------------
              COMPUTER SERVICE (0.2%)
     33,694   PinkRoccade NV                     1,834,746
                                              ------------
              DISTRIBUTION (0.2%)
     79,100   Internatio-Muller NV               1,819,441
                                              ------------

              ENGINEERING SERVICES (0.3%)
     39,500   Fugro NV                           2,549,559
                                              ------------
              FOOD & BEVERAGE (0.4%)
    104,200   CSM NV                             2,582,659
                                              ------------
              HOMEBUILDING DEVELOPMENT (0.3%)
     90,864   Hunter Douglas NV                  2,490,979
                                              ------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.1%)
     42,600   Beter Bed Holding NV                 437,944
                                              ------------

              PUBLISHING (0.3%)
    107,000   Holdingsmaatschappij De
              Telegraaf NV                       2,169,866
                                              ------------
                                                14,984,773
                                              ------------
              NORWAY (0.6%)
              BROADCASTING & TELEVISION (0.2%)
    240,100   P4 Radio Hele Norge ASA            1,497,474
                                              ------------

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              NORWAY (CONTINUED)
              COMPUTER SOFTWARE (0.2%)
    389,800   Merkantildata ASA               $  1,516,144
                                              ------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.1%)
    120,300   Ekornes ASA                          900,356
                                              ------------

              TELECOMMUNICATION EQUIPMENT (0.1%)
     97,430   Tandberg Television ASA*             657,376
                                              ------------
                                                 4,571,350
                                              ------------

              SINGAPORE (0.1%)
              FOOD & BEVERAGE (0.1%)
    580,000   Want Want Holdings Ltd.              440,800
                                              ------------

              SPAIN (0.8%)
              BUSINESS SERVICES (0.3%)
    171,800   Prosegur Comp Seguridad-Regd       1,935,530
                                              ------------

              CONSTRUCTION & HOUSING (0.1%)
     36,200   Abengoa SA                         1,155,194
                                              ------------

              FINANCIAL INSTITUTIONS (0.2%)
     33,900   Banco Pastor SA                    1,464,040
                                              ------------

              RETAIL (0.2%)
     88,000   Aldeasa SA                         1,693,682
                                              ------------
                                                 6,248,446
                                              ------------

              SWEDEN (0.5%)
              HEALTHCARE (0.4%)
     79,600   Nobel Biocare                      2,454,933
                                              ------------

              PUBLISHING (0.1%)
     57,200   Elanders AB, Class B               1,121,505
                                              ------------
                                                 3,576,438
                                              ------------

              SWITZERLAND (0.6%)
              FINANCIAL INSTITUTIONS (0.3%)
        820   Bank Sarasin & Cie                 2,631,290
                                              ------------

              MEDICAL PRODUCTS (0.1%)
      7,900   Gretag Imaging Group                 682,506
                                              ------------

              PRINTING & PUBLISHING (0.2%)
      4,960   Edipresse SA                       1,554,880
                                              ------------
                                                 4,868,676
                                              ------------

              UNITED KINGDOM (1.3%)
              COMMERCIAL SERVICES (0.2%)
  1,538,500   Corporate Services Group PLC*      1,321,473
                                              ------------

 14              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              ENGINEERING SERVICES (0.1%)
    223,400   AEA Technology PLC              $    957,763
                                              ------------

              FINANCIAL SERVICES (0.1%)
    241,000   Singer & Friedlander Group PLC     1,051,218
                                              ------------

              LEASE/RENTAL (0.4%)
  1,209,400   Ashtead Group PLC                  2,222,121
    240,000   Northgate PLC                      1,333,666
                                              ------------
                                                 3,555,787
                                              ------------
              MACHINERY & EQUIPMENT (0.1%)
    191,700   FKI PLC                              629,996
                                              ------------

              MEDICAL PRODUCTS (0.3%)
    287,300   SSL International PLC              2,145,846
                                              ------------

              PRINTING & PUBLISHING (0.1%)
     96,800   Euromoney Institutional
              Investor PLC                         838,680
                                              ------------
                                                10,500,763
                                              ------------
              UNITED STATES (79.4%)
              ADVERTISING AGENCIES (0.2%)
     69,300   R.H. Donnelley Corp.*              1,684,856
                                              ------------

              AEROSPACE/DEFENSE (1.6%)
    103,800   AAR Corp.                          1,310,475
     72,550   Alliant Techsystems, Inc.*         4,842,712
     32,600   B.F. Goodrich Co.                  1,185,825
    155,800   Doncasters PLC -- ADR*             3,116,000
     22,200   Ducommun, Inc.*                      245,588
     49,100   Primex Technologies, Inc.          1,565,063
                                              ------------
                                                12,265,663
                                              ------------
              AGRICULTURE (0.2%)
     47,300   Delta & Pine Land Co.                990,344
     20,000   Eden Bioscience Corp.*               598,750
                                              ------------
                                                 1,589,094
                                              ------------

              APPAREL (0.3%)
     69,900   Russell Corp.                      1,079,081
     38,800   VF Corp.                           1,406,112
                                              ------------
                                                 2,485,193
                                              ------------

              AUTO & AUTO PARTS (1.1%)
     89,900   Donaldson Co., Inc.                2,500,343
     41,800   Gentex Corp.*                        778,525
     42,600   Lear Corp.*                        1,057,013
     36,500   Oshkosh Truck Corp.                1,606,000

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              AUTO & AUTO PARTS (CONTINUED)
     33,800   Polaris Industries, Inc.        $  1,343,550
     42,300   Superior Industries
              International, Inc.                1,335,094
                                              ------------
                                                 8,620,525
                                              ------------

              BIOTECHNOLOGY (0.6%)
     49,300   Edwards Lifesciences Corp.*          875,075
     51,400   IDEXX Laboratories, Inc.*          1,130,800
      6,700   Invitrogen Corp.*                    578,713
    107,300   Quintiles Transnational Corp.*     2,246,593
                                              ------------
                                                 4,831,181
                                              ------------

              BUILDING PRODUCTS (0.2%)
     43,500   York International Corp.           1,334,906
                                              ------------

              BUSINESS SERVICES (1.1%)
     96,000   Corporate Executive Board Co.*     3,817,500
     68,000   Tetra Tech, Inc.*                  2,167,500
     65,000   True North Communications,
              Inc.                               2,762,500
     46,000   US Oncology, Inc.*                   290,375
                                              ------------
                                                 9,037,875
                                              ------------

              CHEMICALS (1.7%)
     28,800   Cytec Industries, Inc.*            1,150,200
    118,100   Engelhard Corp.                    2,406,288
    251,800   Olin Corp.                         5,571,075
     40,000   OM Group, Inc.                     2,185,000
    350,000   PolyOne Corp.                      2,056,250
                                              ------------
                                                13,368,813
                                              ------------

              COMMERCIAL SERVICES (0.4%)
     23,000   Macrovision Corp.*                 1,702,359
     49,400   META Group, Inc.*                    321,100
     74,500   Pennzoil-Quaker State Co.            959,188
                                              ------------
                                                 2,982,647
                                              ------------

              COMMUNICATIONS & MEDIA (0.8%)
     85,000   Emmis Communications Corp.,
              Class A*                           2,438,437
     70,000   Harte-Hanks, Inc.                  1,658,125
     50,000   Lamar Advertising Co.*             1,929,688
     19,500   Meredith Corp.                       627,656
                                              ------------
                                                 6,653,906
                                              ------------

              COMPUTER HARDWARE (0.2%)
     47,000   Interlink Electronics, Inc.*         596,313
     17,200   Synopsys, Inc.*                      815,925
                                              ------------
                                                 1,412,238
                                              ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               15

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              COMPUTER SERVICE (2.5%)
    114,000   Advanced Digital Information
              Corp.*                          $  2,622,000
     24,300   Analysts International Corp.          92,644
     81,000   Carreker, Inc.*                    2,814,749
     59,400   Ceridian Corp.*                    1,184,288
    111,500   CIBER, Inc.*                         543,563
     15,000   Interwoven, Inc.*                    989,063
     18,000   IntraNet Solutions, Inc.*            918,000
     38,000   Manhattan Associates, Inc.*        1,619,750
     96,000   Mentor Graphics Corp.*             2,634,000
     47,700   MICROS Systems, Inc.*                870,525
     85,000   National Data Corp.                3,113,124
     45,000   RSA Security, Inc.*                2,379,375
                                              ------------
                                                19,781,081
                                              ------------

              COMPUTER SOFTWARE (1.4%)
     48,000   AremisSoft Corp.*                  2,049,000
     36,800   Citrix Systems, Inc.*                828,000
     29,000   Informatica Corp.*                 1,147,313
     44,200   Keane, Inc.*                         430,950
     60,000   Manugistics Group, Inc.*           3,420,000
      6,000   MapInfo Corp.*                       283,500
    166,400   Pinnacle Systems, Inc.*            1,227,200
     26,800   Wind River Systems, Inc.*            914,550
                                              ------------
                                                10,300,513
                                              ------------

              CONSTRUCTION & HOUSING (1.3%)
     71,600   Centex Corp.                       2,689,475
     13,500   Coachmen Industries, Inc.            141,750
     75,000   Granite Construction, Inc.         2,170,313
     46,000   Kaufman & Broad Home Corp.         1,549,625
     57,000   Lennar Corp.                       2,066,250
     25,500   Simpson Manufacturing Co.,
              Inc.*                              1,300,500
                                              ------------
                                                 9,917,913
                                              ------------
              CONSUMER GOODS & SERVICES (1.0%)
    148,100   AptarGroup, Inc.                   4,350,437
    102,100   Church & Dwight Co., Inc.          2,271,725
     42,700   Matthews International Corp.,
              Class A                            1,347,719
                                              ------------
                                                 7,969,881
                                              ------------

              CONTAINERS (0.8%)
    285,000   Crown Cork & Seal Co., Inc.        2,119,688
    250,000   Ivex Packaging Corp.*              2,734,375
     81,900   Smurfit-Stone Container Corp.*     1,223,381
                                              ------------
                                                 6,077,444
                                              ------------

              COSMETICS (0.4%)
     83,400   Alberto-Culver Co., Class A        3,038,888
                                              ------------

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              DATA PROCESSING & REPRODUCTION (0.6%)
     14,000   Choicepoint, Inc.*              $    917,875
     16,000   Documentum, Inc.*                    795,000
     60,600   Fair, Issac and Co., Inc.          3,090,600
                                              ------------
                                                 4,803,475
                                              ------------

              EDUCATION (0.3%)
     76,000   Education Management Corp.*        2,717,000
                                              ------------

              ELECTRICAL EQUIPMENT (0.2%)
     48,700   Ametek, Inc.                       1,263,156
                                              ------------

              ELECTRONICS (3.4%)
     27,800   Actel Corp.*                         672,413
     34,600   Advanced Micro Devices, Inc.*        477,913
    252,000   Aeroflex, Inc.*                    7,264,687
     21,200   Benchmark Electronics, Inc.*         478,325
     85,000   C-Cube Microsystems, Inc.*         1,046,563
     73,000   Cirrus Logic, Inc.*                1,368,750
     80,900   Dallas Semiconductor Corp.         2,073,062
     16,500   Hubbell, Inc.                        437,250
    195,000   Integrated Silicon Solution,
              Inc.*                              2,803,124
    100,000   Lattice Semiconductor Corp.*       1,837,499
     44,000   Planar Systems, Inc.*              1,094,500
     50,000   Plexus Corp.*                      1,519,531
    147,500   PLX Technology, Inc.*              1,226,094
     45,200   Power Integrations, Inc.*            519,800
     22,000   Sawtek, Inc.*                      1,016,125
     12,500   SBS Technologies, Inc.*              374,219
      9,400   SCI Systems, Inc.*                   247,925
     72,200   Sensormatic Electronics Corp.*     1,448,513
     17,100   Technitrol, Inc.                     703,238
                                              ------------
                                                26,609,531
                                              ------------

              ENGINEERING SERVICES (0.2%)
     42,600   Jacobs Engineering Group,
              Inc.*                              1,967,588
                                              ------------

              FINANCIAL (10.1%)
     21,100   Affiliated Managers Group,
              Inc.*                              1,157,863
     86,100   American Capital Strategies
              Ltd.                               2,168,644
    218,000   AmeriCredit Corp.*                 5,940,499
    115,900   BancWest Corp.                     3,027,888
     65,000   Bank United Corp., Class A         4,432,187
    193,600   Banknorth Group, Inc.              3,859,899
     41,600   City National Corp.                1,614,600
     21,400   Commerce Bancorp, Inc.             1,463,225
     31,000   Commerce Bancshares, Inc           1,317,500
     37,000   Compass Bancshares, Inc.             883,375
    237,400   Cullen/Frost Bankers, Inc.         9,926,287
     49,600   Dime Bancorp, Inc.                 1,466,300
    100,000   First Midwest Bancorp, Inc.        2,875,000
     45,500   Golden State Bancorp, Inc.         1,430,406

 16              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              FINANCIAL (CONTINUED)
     54,400   GreenPoint Financial Corp.      $  2,227,000
     29,800   Heller Financial, Inc.               914,488
     52,030   Hudson United Bancorp              1,089,378
     14,000   Investors Financial Services
              Corp.                              1,204,000
     29,900   Knight Trading Group, Inc.*          416,731
     31,600   Legg Mason, Inc.                   1,722,200
     38,900   M & T Bank Corp.                   2,645,200
    302,700   Man (E D & F) Group PLC            2,789,912
     11,600   MBIA, Inc.                           859,850
     20,000   Mercantile Bankshares Corp.          863,750
     54,600   Metris Companies, Inc.             1,436,663
     31,300   New York Community Bancorp,
              Inc.                               1,150,275
     65,000   North Fork Bancorporation,
              Inc.                               1,596,563
     45,800   OceanFirst Financial Corp.         1,127,825
     33,000   Raymond James Financial Corp.      1,150,875
     66,400   Renaissancere Holdings Ltd.        5,199,949
     53,000   Southwest Bancorporation of
              Texas, Inc.                        2,275,688
     61,825   Sterling Bancshares, Inc.          1,221,044
     53,000   TCF Financial Corp.                2,361,813
     19,800   Texas Regional Bancshares,
              Inc. Class A                         643,500
     19,000   UCBH Holdings, Inc.                  885,875
     59,200   Webster Financial Corp.            1,676,100
     80,000   Westamerica Bankcorp               3,439,999
                                              ------------
                                                80,462,351
                                              ------------

              FOOD & BEVERAGE (2.3%)
     52,500   Constellation Brands, Inc.*        3,084,375
    132,500   Earthgrains Co.                    2,451,250
     96,300   Hormel Foods Corp.                 1,793,588
     59,400   Interstate Bakeries Corp.            835,313
     17,000   Performance Food Group Co.*          871,516
     75,800   Sensient Technologies Corp.        1,724,450
     87,500   Smithfield Foods, Inc.*            2,660,000
    307,800   Whitman Corp.                      5,040,224
                                              ------------
                                                18,460,716
                                              ------------

              GAMING/HOTELS (0.6%)
    124,100   Hilton Hotels Corp.                1,303,050
     36,700   Prime Hospitality Corp.*             426,638
    213,700   Station Casinos, Inc.*             3,192,143
                                              ------------
                                                 4,921,831
                                              ------------

              HEALTH CARE (6.6%)
     67,100   Apria Healthcare Group, Inc.*      1,996,225
    110,000   Beverly Enterprises, Inc.*           900,625
     94,200   Caremark Rx, Inc.*                 1,277,588
     21,500   Charles River Laboratories
              International, Inc.                  588,563

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              HEALTH CARE (CONTINUED)
    148,000   Corvas International, Inc.*     $  2,127,500
     12,000   CYTYC Corp.*                         750,750
     19,800   Datascope Corp.                      678,150
    175,000   Davita, Inc*                       2,996,875
     51,900   DENTSPLY International, Inc.       2,030,588
     41,000   First Health Group Corp.*          1,909,063
     75,000   Haemonetics Corp.*                 2,315,625
    189,600   Health Net, Inc.*                  4,965,149
     31,000   Laboratory Corp. of America
              Holdings*                          5,455,999
    111,000   LifePoint Hospitals, Inc.*         5,563,874
    190,000   Manor Care, Inc.*                  3,918,750
    108,500   Mentor Corp.                       2,115,750
     56,000   Mid Atlantic Medical Services,
              Inc.*                              1,109,500
     49,000   Orthodontic Centers Of
              America, Inc.*                     1,531,250
     83,000   Patterson Dental Co.*              2,811,625
     33,600   Respironics, Inc.*                   957,600
     36,000   Serologicals Corp.*                  542,250
     33,000   Sunrise Assisted Living, Inc.*       825,000
     61,000   Trigon Healthcare, Inc.*           4,746,563
      6,800   Universal Health Services,
              Inc., Class B*                       759,900
                                              ------------
                                                52,874,762
                                              ------------

              HOUSEHOLD FURNISHING & APPLIANCES (0.4%)
     24,800   Ethan Allen Interiors, Inc.          830,800
     48,400   Furniture Brands
              International, Inc.*               1,019,425
     94,400   Industrie Natuzzi SPA -- ADR       1,156,400
                                              ------------
                                                 3,006,625
                                              ------------

              INDUSTRIAL/MISCELLANEOUS (1.3%)
    300,000   Agnico-Eagle Mines Ltd.            1,800,000
     20,700   Bowater, Inc.                      1,166,963
     45,200   Brady Corp., Class A               1,528,325
    109,798   Cognex Corp.*                      2,429,280
     31,600   CUNO, Inc.*                          847,275
     39,000   ITT Industries, Inc.               1,511,250
     51,800   National Service Industries,
              Inc.                               1,330,613
                                              ------------
                                                10,613,706
                                              ------------

              INSURANCE (5.9%)
     64,100   AmerUs Group Co.                   2,075,238
    221,300   Annuity and Life Re (Holdings)
              Ltd.                               7,067,768
     51,400   Aon Corp.                          1,760,450
     54,500   Arthur J. Gallagher & Co.          3,467,563
     45,200   Brown & Brown, Inc.                1,582,000
    134,900   Everest Reinsurance Holdings,
              Inc.                               9,662,212

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               17

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              INSURANCE (CONTINUED)
     92,300   HCC Insurance Holdings, Inc.    $  2,486,331
    151,900   Mutual Risk Management Ltd.        2,306,981
     52,200   Old Republic International
              Corp.                              1,670,400
     32,000   PartnerRe Ltd.                     1,952,000
     60,700   Radian Group, Inc.                 4,556,293
     28,400   Reinsurance Group of America       1,008,200
     13,700   Scor -- ADR                          688,425
     46,300   Scottish Annuity & Life
              Holdings Ltd.                        554,877
     32,800   StanCorp Financial Group,
              Inc.                               1,566,200
     88,300   W. R. Berkley Corp.                4,166,656
                                              ------------
                                                46,571,594
                                              ------------

              LEASE/RENTAL (0.2%)
     95,600   United Rentals, Inc.*              1,284,625
                                              ------------

              MACHINERY & CAPITAL GOODS (2.4%)
    500,000   Actuant Corp.                      1,500,000
     56,600   Dionex Corp.*                      1,952,700
     91,200   Flowserve Corp.                    1,949,400
     20,000   Gardner Denver, Inc.*                426,000
     52,800   IDEX Corp.                         1,749,000
     90,300   Kaydon Corp.                       2,246,213
    127,900   Roper Industries, Inc.             4,228,694
     93,900   Stewart & Stevenson Services,
              Inc.                               2,131,823
     61,710   Zebra Technologies Corp.,
              Class A                            2,517,575
                                              ------------
                                                18,701,405
                                              ------------

              MEDICAL PRODUCTS (0.5%)
     40,500   Cooper Companies, Inc.             1,614,938
    110,900   Owens & Minor, Inc.                1,968,475
     19,400   PolyMedica, Corp.*                   647,475
                                              ------------
                                                 4,230,888
                                              ------------

              OFFICE EQUIPMENT & SUPPLIES (0.6%)
     75,900   United Stationers, Inc.*           1,888,013
    153,700   Wallace Computer Services,
              Inc.                               2,612,900
                                              ------------
                                                 4,500,913
                                              ------------

              OIL & GAS (8.9%)
     84,100   Cabot Oil & Gas Corp., Class A     2,622,869
     38,800   Cal Dive International, Inc.       1,033,050
    195,600   Cross Timbers Oil Co.              5,427,899
     45,100   Ensco International, Inc.          1,536,219
    266,700   Global Industries Ltd.             3,650,456
    307,000   Grey Wolf, Inc.                    1,803,625
     15,300   Helmerich & Payne, Inc.              671,288
     24,000   Houston Exploration Co.*             915,000
    248,800   Key Energy Services, Inc.          2,596,850
     70,000   Kinder Morgan, Inc.                3,653,125

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              OIL & GAS (CONTINUED)
    100,000   Marine Drilling Cos., Inc.      $  2,675,000
    426,000   Meridian Resource Corp.*           3,674,250
     13,900   Montana Power Co.                    288,425
     46,700   Nabors Industries, Inc.            2,762,305
    173,552   National-Oilwell, Inc.             6,714,292
     31,700   New Jersey Resources Corp.         1,371,025
     38,900   Newfield Exploration Co.           1,845,319
     33,300   Noble Affiliates, Inc.             1,531,800
     12,000   NUI Corp.                            386,250
     90,100   Oceaneering International,
              Inc.*                              1,751,319
    109,500   Offshore Logistics, Inc.*          2,359,383
    101,000   Patterson Energy, Inc.*            3,762,249
     54,700   Pride International, Inc.*         1,346,988
     72,200   Questar Corp.                      2,170,513
     12,000   Stone Energy Corp.*                  774,600
     51,600   Swift Energy Co.*                  1,941,450
    137,000   Trico Marine Services, Inc.*       2,114,938
    245,000   Unit Corp.*                        4,639,687
     52,600   UTI Energy Corp.*                  1,729,225
     31,100   Varco International, Inc.*           676,425
     50,800   WGL Holdings, Inc.                 1,546,225
                                              ------------
                                                69,972,049
                                              ------------

              PHARMACEUTICALS (4.6%)
     18,000   Advance Paradigm, Inc.*              819,000
     52,000   Alpharma, Inc., Class A            2,281,500
     38,000   AmeriSource Health Corp.,
              Class A*                           1,919,000
     40,000   Andrx Group*                       2,315,000
    140,000   Bergen Brunswig Corp.              2,216,200
     50,000   Cell Therapeutics, Inc.*           2,253,125
     28,000   Cima Labs, Inc.*                   1,821,750
     90,000   Duane Reade, Inc.*                 2,750,625
     46,000   Inhale Therapeutic Systems,
              Inc.*                              2,323,000
     55,000   Intermune Parmaceuticals,
              Inc.*                              2,454,375
     25,800   Medicis Pharmaceutical Corp.,
              Class A*                           1,525,425
     46,100   Mylan Laboratories, Inc.           1,161,144
    250,000   OraPharma, Inc.*                   3,312,500
     25,000   OSI Pharmaceuticals, Inc.*         2,003,125
    200,000   SICOR, Inc.*                       2,887,500
    121,000   Titan Pharmaceuticals, Inc.*       4,279,769
                                              ------------
                                                36,323,038
                                              ------------

              PRINTING & PUBLISHING (0.6%)
     40,500   Houghton Mifflin Co.               1,878,188
     58,200   R.R. Donnelley & Sons Co.          1,571,400
     46,100   Valassis Communications, Inc.*     1,455,031
                                              ------------
                                                 4,904,619
                                              ------------

 18              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              REAL ESTATE INVESTMENT/MANAGEMENT (1.8%)
     72,400   Camden Property Trust, REIT     $  2,425,400
     78,000   Catellus Development Corp.*        1,365,000
    166,800   Host Marriott Corp., REIT          2,157,975
     74,600   Jones Lang LaSalle, Inc.*          1,035,075
     55,700   Liberty Property Trust, REIT       1,590,931
     53,500   Mack-Cali Realty Corp., REIT       1,528,094
     67,600   Pacific Gulf Properties, Inc.,
              REIT                                 414,050
     81,100   Prentiss Properties Trust,
              REIT                               2,184,631
     31,900   Simon Property Group, Inc.,
              REIT                                 765,600
     18,000   Weingharten Realty Investors,
              REIT                                 787,500
                                              ------------
                                                14,254,256
                                              ------------
              RETAIL (3.7%)
      1,000   99 Cents Only Stores*                 27,375
     33,800   Black Box Corp.*                   1,632,963
     60,200   Brinker International, Inc.*       2,543,449
     29,800   CEC Entertainment, Inc.*           1,016,925
     96,700   Claire's Stores, Inc.              1,734,556
     59,100   Dollar Tree Stores, Inc.*          1,447,950
     76,900   Family Dollar Stores, Inc.         1,648,544
     35,000   Footstar, Inc.*                    1,732,500
     48,000   Genesco, Inc.*                     1,173,000
     56,000   Hot Topic, Inc.*                     920,500
     38,000   Kenneth Cole Productions,
              Inc., Class A*                     1,529,500
     46,500   Linen 'n Things, Inc.*             1,284,563
     80,000   Men's Wearhouse, Inc.*             2,179,999
     17,600   Micheal Stores, Inc*                 466,400
     39,000   Panera Bread Co.*                    889,688
     43,400   Payless ShoeSource, Inc.*          3,070,549
     43,400   Reebok International Ltd.*         1,186,556
     83,000   Ruddick Corp.                        949,313
     64,700   Signet Group PLC -- ADR            1,439,575
    138,000   Venator Group, Inc.*               2,139,000
      9,500   Whole Foods Market, Inc.*            580,688
                                              ------------
                                                29,593,593
                                              ------------
              STEEL (1.1%)
     48,300   Carpenter Technology Corp.         1,690,500
     65,000   Maruichi Steel Tube Ltd.             899,299
     63,750   Reliance Steel & Aluminum Co.      1,577,813
     72,000   Shaw Group, Inc.*                  3,600,000
     52,473   USX-U.S. Steel Group                 944,514
                                              ------------
                                                 8,712,126
                                              ------------
              TECHNOLOGY (0.5%)
     35,700   CACI International, Inc.,
              Class A*                             821,658
    112,900   Electronics For Imaging, Inc.*     1,573,543

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
              TECHNOLOGY (CONTINUED)
     28,800   Kronos, Inc.*                   $    891,000
      8,100   Litton Industries, Inc.*             637,369
                                              ------------
                                                 3,923,570
                                              ------------

              TELECOMMUNICATION EQUIPMENT (1.8%)
      6,000   Allen Telecom, Inc.*                 107,625
     70,000   Aware, Inc.*                       1,242,500
     59,900   Davox Corp.*                         584,025
     48,000   Plantronics, Inc.*                 2,256,000
    100,000   Polycom, Inc.*                     3,218,750
     95,000   Powerwave Technologies, Inc.*      5,557,500
     33,500   Tollgrade Communications,
              Inc.*                              1,222,750
                                              ------------
                                                14,189,150
                                              ------------

              TELECOMMUNICATIONS (0.6%)
     37,800   L-3 Communications Holdings,
              Inc.*                              2,910,600
     49,500   TranSwitch Corp.*                  1,936,688
                                              ------------
                                                 4,847,288
                                              ------------

              TOYS (0.2%)
    111,700   Mattel, Inc.                       1,612,948
                                              ------------

              TRANSPORTATION (2.9%)
    111,500   Atlantic Coast Airlines
              Holdings, Inc.*                    4,557,562
     35,300   Atlas Air, Inc.*                   1,151,663
     28,300   CNF, Inc.                            956,894
     62,100   EGL, Inc.*                         1,486,519
     50,000   Expeditors International of
              Washington, Inc.                   2,684,375
     59,000   Frontier Airlines, Inc.*           1,825,313
    125,000   Frontline Ltd.*                    1,781,250
     50,200   Kirby Corp.*                       1,054,200
    115,500   Newport News Shipbuilding,
              Inc.                               6,005,999
     38,700   Tidewater, Inc.                    1,717,313
                                              ------------
                                                23,221,088
                                              ------------

              UTILITIES (1.3%)
     28,600   American States Water Co.          1,054,625
     43,500   Cleco Corp.                        2,381,625
     35,400   IDACORP, Inc.                      1,736,813
     85,000   SCANA Corp.                        2,512,813
    120,500   Wisconsin Energy Corp.             2,718,780
                                              ------------
                                                10,404,656
                                              ------------
                                               628,301,164
                                              ------------
              TOTAL COMMON STOCKS
              (cost $597,883,101)              718,835,528
                                              ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               19

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              WARRANTS (0.0%)
              SINGAPORE (0.0%)
              FOOD & BEVERAGE (0.0%)
     58,000   Want Want Holdings Ltd.,
              expiring 10/24/04               $      6,380
                                              ------------
              TOTAL WARRANTS
              (cost $24,238)                         6,380
                                              ------------

-----------
 PRINCIPAL
-----------
              COMMERCIAL PAPER (2.7%)
$ 9,439,000   Citicorp, 6.50%, 01/04/01          9,432,183
 11,662,000   Goldman, Sachs & Co., 6.55%,
              01/02/01                          11,659,878
                                              ------------
                                                21,092,061
                                              ------------
              TOTAL COMMERCIAL PAPER
              (cost $21,093,765)                21,092,061
                                              ------------
              U.S. GOVERNMENT OBLIGATIONS (2.0%)
              U.S. TREASURY BILLS (2.0%)
    181,000   6.08%, 01/11/01                      180,669
  1,055,000   6.12%, 01/18/01                    1,051,857
    844,000   6.22%, 02/08/01                      838,773
    833,000   6.16%, 03/01/01                      825,463
    119,000   5.96%, 03/08/01                      117,775
    163,000   5.90%, 03/15/01                      161,155
 10,225,000   5.77%, 03/22/01                   10,097,331
  2,296,000   5.70%, 03/29/01                    2,264,462
                                              ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $15,539,962)                15,537,485
                                              ------------

----------------------------------------------------------
                                                 MARKET
 PRINCIPAL         SECURITY DESCRIPTION          VALUE
----------------------------------------------------------
              REPURCHASE AGREEMENT (6.0%)
$47,441,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $4,570,434 GNMA Pool #486520,
              6.50%, 09/15/13, $18,498,715
              FHLMC Series 2269 PC, 7.50%,
              03/01/30, $13,272,744 FHLMC
              Series 2104 A, 6.25%,
              09/15/26, and $12,062,815
              FHARM Pool #786902, 5.752%,
              10/01/29, market value
              $48,392,194)                    $ 47,441,000
                                              ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $47,441,000)                47,441,000
                                              ------------
              TOTAL INVESTMENTS
              (cost $681,982,066)(a)
                -- 101.6%                      802,912,454
              OTHER LIABILITIES IN EXCESS OF
              ASSETS -- (1.6)%                 (12,305,518)
                                              ------------
TOTAL NET ASSETS -- 100.0%                    $790,606,936
                                              ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,854,881. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $161,401,106
            Unrealized depreciation                         (42,325,599)
                                                           ------------
            Net unrealized appreciation                    $119,075,507
                                                           ============

*  Denotes a non-income producing security.

** Denotes a 144a security which is restricted to resale to institutional investors only.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

 20              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

AB           Aktiebolag (Swedish stock company)
ADR          American Depositary Receipt
AG           Aktiengesellschaft (German stock company)
ASA          Limited (Norwegian)
FHARM        Federal Home Adjustable Rate Mortgage
FHLMC        Federal Home Loan Mortgage Corporation
GNMA         Government National Mortgage Association
NV           Naamloze Vennootschap (Belgium or Dutch corporation)
OYJ          Limited (Finnish)
PLC          Public Limited Company (British or Irish)
REIT         Real Estate Investment Trust
SA           Societe Anonyme (Belgian, French or Swiss corporation)
SA           Sociedad Anonima (Spanish corporation)
SPA          Societa per Azioni (Italian corporation)

--------------------------------------------------------------------------------

At December 31, 2000, the Fund's open forward foreign currency contracts were as follows:

                                 DELIVERY                                     UNREALIZED
           CURRENCY                DATE     CONTRACT VALUE   MARKET VALUE    APPRECIATION
           --------              --------   --------------   ------------   --------------
LONG CONTRACTS:
British Pound                     1/2/01       $26,903         $27,090           $187
                                               -------         -------           ----
    TOTAL LONG CONTRACTS                       $26,903         $27,090           $187
                                               =======         =======           ====

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               21

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                  INCOME FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
PRINCIPAL          SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             ASSET BACKED SECURITIES (2.6%)
$  170,000   Discover Card Master Trust I,
             Series 1999-4, Class A, 5.65%,
             11/16/04                           $   169,365
   145,000   Prime Credit Card Master Trust,
             6.75%, 11/15/05                        146,586
                                                -----------
             TOTAL ASSET BACKED SECURITIES
             (cost $313,596)                        315,951
                                                -----------
             CORPORATE BONDS (10.7%)
             AIRLINES (2.0%)
   100,000   Boeing Co., 7.10%, 09/27/05            104,135
   150,000   Delta Air Lines, Inc., 7.38%,
             05/18/10                               155,739
                                                -----------
                                                    259,874
                                                -----------
             ELECTRIC SERVICES (0.8%)
   100,000   California Infrastructure PG & E,
             6.32%, 09/25/05                        100,919
                                                -----------
             FINANCIAL SERVICES (2.3%)
   100,000   General Motors Corp., 7.40%,
             09/01/25                                94,450
   100,000   Household Finance Corp., 6.50%,
             11/15/08                                96,018
   100,000   Morgan Stanley Group, 6.88%,
             03/01/07                               100,716
                                                -----------
                                                    291,184
                                                -----------

             INSURANCE (0.9%)
   100,000   Allstate Corp., 7.88%, 05/01/05        105,727
                                                -----------

             LEASE/RENTAL (0.8%)
   100,000   Hertz Corp., 6.25%, 03/15/09            94,065
                                                -----------

             PIPELINES (0.8%)
   100,000   EL Paso Energy Corp., 6.75%,
             05/15/09                                98,584
                                                -----------

             RETAIL (0.2%)
    20,000   Sears Roebuck Acceptance Corp.,
             6.38%, 11/21/01                         20,047
                                                -----------

             TELECOMMUNICATIONS (1.7%)
   150,000   GTE Corp., 7.51%, 04/01/09             155,295
    50,000   MCI Worldcom, Inc., 6.14%,
             08/15/01                                49,819
                                                -----------
                                                    205,114
                                                -----------

-----------------------------------------------------------
                                                  MARKET
PRINCIPAL          SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             CORPORATE BONDS (CONTINUED)
             UTILITIES (1.2%)
$  100,000   Noram Energy Corp., 6.38%,
             11/01/03                           $    98,701
    55,000   Public Service Company of
             Colorado, 6.00%, 04/15/03               54,532
                                                -----------
                                                    153,233
                                                -----------
             TOTAL CORPORATE BONDS
             (cost $1,330,052)                    1,328,747
                                                -----------

             U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
             (79.2%)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.8%)
   500,000   5.13%, 02/13/04                        494,105
   100,000   6.63%, 09/15/09                        103,953
                                                -----------
                                                    598,058
                                                -----------

             FEDERAL HOME LOAN BANK (2.4%)
   300,000   5.125%, 09/15/03                       296,480
                                                -----------

             U.S. TREASURY NOTES (72.0%)
   500,000   5.25%, 01/31/01                        499,489
   133,000   6.25%, 04/30/01                        133,196
   400,000   6.63%, 07/31/01                        402,140
 1,385,000   6.50%, 05/31/02                      1,405,992
   760,000   5.75%, 08/15/03                        771,281
   105,000   7.25%, 05/15/04                        111,763
   620,000   5.88%, 11/15/04                        636,166
   585,000   6.50%, 05/15/05                        617,250
   275,000   6.50%, 08/15/05                        290,776
   750,000   7.00%, 07/15/06                        816,527
   490,000   6.50%, 10/15/06                        522,960
   870,000   6.13%, 08/15/07                        915,879
   300,000   4.75%, 11/15/08                        291,809
 1,414,000   6.00%, 08/15/09                      1,492,457
                                                -----------
                                                  8,907,685
                                                -----------
             TOTAL U.S. GOVERNMENT AGENCIES
             AND OBLIGATIONS
             (cost $9,549,810)                    9,802,223
                                                -----------

             REPURCHASE AGREEMENT (6.0%)
   745,000   Fifth Third Bank, 5.65%,
             01/02/01, (Collateralized by
             $388,513 FHARM Pool #865585,
             5.88%, 05/01/29 and $361,240 GARM
             Pool #8408, 7.38%, 04/20/24,
             market value $759,938)                 745,000
                                                -----------
             TOTAL REPURCHASE AGREEMENT
             (cost $745,000)                        745,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $11,938,458)(a) -- 98.5%      12,191,921
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 1.5%                    183,145
                                                -----------
TOTAL NET ASSETS -- 100.0%                      $12,375,066
                                                ===========

 22              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                  INCOME FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,745. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $282,081
            Unrealized depreciation                         (33,363)
                                                           --------
            Net unrealized appreciation                    $248,718
                                                           ========

FHARM        Freddie Mac Adjustable Rate Mortgage
GARM         Ginnie Mae Adjustable Rate Mortgage

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               23

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              MID CAP GROWTH FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
             COMMON STOCKS (96.3%)
             ANALYTICAL INSTRUMENTS (2.4%)
    25,500   Applera Corp.-Applied Biosystems  $  2,398,594
    40,900   Waters Corp.*                        3,415,150
                                               ------------
                                                  5,813,744
                                               ------------

             BIOTECHNOLOGY (3.4%)
    42,500   Genzyme Corp.*                       3,822,343
    41,400   Human Genome Sciences, Inc.*         2,869,538
    17,500   Protein Design Labs*                 1,520,313
                                               ------------
                                                  8,212,194
                                               ------------

             CHEMICALS (0.6%)
    24,900   Millipore Corp.                      1,568,700
                                               ------------

             COMMUNICATION EQUIPMENT (6.9%)
    22,500   CIENA Corp.*                         1,826,719
   144,500   Finisar Corp.*                       4,190,499
    33,000   Juniper Networks, Inc.*              4,160,063
    11,500   Redback Networks, Inc.*                471,500
   100,900   RF Micro Devices, Inc.*              2,768,444
    23,500   SDL, Inc.*                           3,482,406
                                               ------------
                                                 16,899,631
                                               ------------

             COMPUTER DATA SECURITY (4.4%)
    16,900   Check Point Software
             Technologies*                        2,257,206
    65,400   VeriSign, Inc.*                      4,851,863
    41,000   VERITAS Software Corp.*              3,587,467
                                               ------------
                                                 10,696,536
                                               ------------
             COMPUTER EQUIPMENT (1.6%)
    22,000   Extreme Networks, Inc.*                860,750
    49,000   Network Appliance, Inc.*             3,145,188
                                               ------------
                                                  4,005,938
                                               ------------

             COMPUTER SOFTWARE & SERVICES (10.7%)
    86,000   Agile Software Corp.*                4,246,249
    63,500   Art Technology Group, Inc.*          1,940,719
    40,000   BEA Systems, Inc.*                   2,692,500
    74,800   Cadence Design Systems, Inc.*        2,057,000
   129,000   Citrix Systems, Inc.*                2,902,500
    60,000   Commerce One, Inc.*                  1,518,750
    87,000   Inktomi Corp.*                       1,555,125
    57,000   J.D. Edwards & Co.*                  1,015,313
    19,000   Mercury Interactive Corp.*           1,714,750
    28,000   Micromuse, Inc.*                     1,690,063
    32,000   PeopleSoft, Inc.*                    1,190,000
    82,900   Radioshack Corp.                     3,549,156
                                               ------------
                                                 26,072,125
                                               ------------

             EDUCATIONAL SERVICES (1.4%)
    67,500   Apollo Group, Inc.*                  3,320,156
                                               ------------

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS (17.4%)
    53,100   Celestica, Inc.*                  $  2,880,675
    33,500   Credence Systems Corp.*                770,500
    94,500   Electronic Arts, Inc.*               4,028,063
   187,000   Flextronics International Ltd.*      5,329,500
   118,000   Gemstar-TV Guide
             International, Inc.*                 5,472,249
    41,000   Jabil Circuit, Inc.*                 1,040,375
    30,000   KLA-Tencor Corp.*                    1,010,625
    24,800   Maxim Integrated Products, Inc.*     1,185,750
    94,000   Micron Technology, Inc.*             3,337,000
    49,000   Newport Corp.                        3,851,859
    57,000   QLogic Corp.*                        4,389,000
    21,700   Sanmina Corp.*                       1,662,763
    36,600   Sycamore Networks, Inc.*             1,363,350
   155,500   Tektronix, Inc.                      5,238,406
    27,000   Xilinx, Inc.*                        1,245,375
                                               ------------
                                                 42,805,490
                                               ------------

             FINANCIAL (11.0%)
    50,600   A.G. Edwards, Inc.*                  2,400,338
    58,000   Bear Stearns Cos., Inc.              2,939,875
    62,400   Capital One Financial Corp.          4,106,699
    48,000   Countrywide Credit Industries,
             Inc.                                 2,412,000
    21,500   Golden West Financial Corp.          1,451,250
    12,500   Goldman Sachs Group, Inc.            1,336,719
    38,000   Legg Mason, Inc.                     2,071,000
    71,900   Lehman Brothers Holdings, Inc.       4,862,237
    66,000   Providian Financial Corp.            3,794,999
    47,000   Stilwell Financial, Inc.             1,853,563
                                               ------------
                                                 27,228,680
                                               ------------

             HEALTH CARE (5.2%)
    67,000   Amerisource Health Corp., Class
             A*                                   3,383,500
    86,500   Elan Corp., PLC -- ADR*              4,049,281
     9,000   Express Scripts, Inc., Class A*        920,250
   136,500   Health Management Associates,
             Inc., Class A*                       2,832,375
    71,700   Manor Care, Inc.*                    1,478,813
                                               ------------
                                                 12,664,219
                                               ------------

             INSURANCE (3.5%)
    62,500   ACE Ltd.                             2,652,344
    58,000   Lincoln National Corp.               2,744,124
    20,400   MGIC Investment Corp.                1,375,725
    18,500   Progressive Corp.                    1,917,063
                                               ------------
                                                  8,689,256
                                               ------------

             INTERNET (2.3%)
    32,500   Ariba, Inc.*                         1,746,875
    24,300   Critical Path, Inc.*                   747,225

 24              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              MID CAP GROWTH FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET (CONTINUED)
    23,000   Interwoven, Inc.*                 $  1,516,563
   336,000   USinternetworking, Inc.*             1,680,000
                                               ------------
                                                  5,690,663
                                               ------------
             INVESTMENT MANAGEMENT (3.3%)
    80,500   Franklin Resources, Inc.             3,067,050
    29,300   Morgan Stanley Dean Witter &
             Co.                                  2,322,025
    65,500   T. Rowe Price Group, Inc.            2,768,398
                                               ------------
                                                  8,157,473
                                               ------------

             LEISURE PRODUCTS (0.5%)
    38,500   Carnival Corp.                       1,186,281
                                               ------------

             MEDICAL INSTRUMENTS (0.7%)
    38,000   MiniMed, Inc.*                       1,597,188
                                               ------------
             MOTOR VEHICLES (1.2%)
    76,300   Harley-Davidson, Inc.                3,032,925
                                               ------------
             OIL & GAS (3.8%)
    34,600   BJ Services Co.*                     2,383,075
    56,900   Dynergy, Inc.                        3,189,956
    58,500   Syntroleum Corp.*                      994,500
    58,600   Transocean Sedco Forex, Inc.         2,695,600
                                               ------------
                                                  9,263,131
                                               ------------
             PHARMACEUTICALS (6.8%)
    60,000   ALZA Corp.*                          2,550,000
    74,000   Biovail Corp.*                       2,874,160
    66,000   COR Therapeutics, Inc.*              2,322,375
    48,100   IVAX Corp.*                          1,842,230
    42,000   Millenium Pharmaceuticals, Inc.*     2,598,750
    43,400   Vertex Pharmaceuticals, Inc.*        3,103,100
    25,000   Watson Pharmaceutical, Inc.*         1,279,688
                                               ------------
                                                 16,570,303
                                               ------------
             RETAIL (7.0%)
   146,000   Abercrombie & Fitch Co.*             2,920,000
    59,000   American Eagle Outfitters Ltd.*      2,492,750

-----------------------------------------------------------
                                                  MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
   141,500   Best Buy Co., Inc.*               $  4,183,094
    24,000   CDW Computer Centers, Inc.*            669,000
   154,000   Dollar Tree Stores, Inc.*            3,773,000
   163,200   Staples, Inc.*                       1,927,800
    23,000   Talbots, Inc.                        1,049,375
                                               ------------
                                                 17,015,019
                                               ------------

             SEMICONDUCTORS (0.6%)
    43,500   Novellus Systems, Inc.*              1,563,281
                                               ------------

             TECHNOLOGY (0.6%)
    12,500   Comverse Technology, Inc.*           1,357,813
                                               ------------

             TELECOMMUNICATIONS (1.0%)
   102,500   ADC Telecommunications, Inc.*        1,857,812
    27,000   Corvis Corp.*                          642,938
                                               ------------
                                                  2,500,750
                                               ------------
             TOTAL COMMON STOCKS
             (cost $233,339,375)                235,911,496
                                               ------------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (0.9%)
$ 2,154,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $2,209,385.78 FHAR Pool
              #786699, 6.43%, 05/01/29,
              Market value $2,197,188)            2,154,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $2,154,000)                   2,154,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $235,493,375)(a) -- 97.2%   238,065,496
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 2.8%                 6,738,403
                                               ------------
TOTAL NET ASSETS -- 100%                       $244,803,899
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $8,719,475. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $ 10,566,095
            Unrealized depreciation                         (16,713,449)
                                                           ------------
            Net unrealized depreciation                    $ (6,147,354)
                                                           ============

*  Denotes a non-income producing security.

ADR          American Depositary Receipt
FHAR         Freddie Mac Adjustable Rate
PLC          Public Limited Company (Irish)

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               25

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
----------------------------------------------------------
             COMMON STOCKS (93.0%)
             AIRLINES (2.7%)
    17,500   Federal Express Corp.*            $   699,300
                                               -----------
             AUTO PARTS & EQUIPMENT (5.7%)
    17,500   BorgWarner Automotive, Inc.           700,000
    30,100   Dana Corp.                            460,906
    10,400   Superior Industries
             International, Inc.                   328,250
                                               -----------
                                                 1,489,156
                                               -----------

             AUTOMOBILES (2.0%)
         2   Ford Motor Co.                             47
    10,300   General Motors Corp.                  524,656
                                               -----------
                                                   524,703
                                               -----------

             BANKS (11.9%)
    14,800   Bank of America Corp.                 678,950
    17,500   Mellon Financial Corp.                860,781
    14,850   The Chase Manhattan Corp.*            674,747
    16,700   Wells Fargo Co.                       929,980
                                               -----------
                                                 3,144,458
                                               -----------
             BUILDING PRODUCTS (2.4%)
    50,100   Royal Group Technologies Ltd.
             ADR*                                  623,119
                                               -----------

             COMPUTER SOFTWARE & SERVICES (3.3%)
    31,200   Cadence Design Systems, Inc.*         858,000
                                               -----------

             CONSTRUCTION MATERIALS (2.7%)
    29,500   Lafarge Corp.                         696,938
                                               -----------
             ELECTRONICS (1.7%)
    20,400   Avnet, Inc.                           438,600
                                               -----------
             FINANCIAL (4.0%)
    12,000   Fannie Mae                          1,041,000
                                               -----------

             HEALTH CARE (17.7%)
    13,400   Bristol-Myers Squibb Co.              990,763
    28,000   ICN Pharmaceuticals, Inc.             859,250
    27,900   Mylan Laboratories, Inc.              702,731
    53,200   Omnicare, Inc.                      1,150,449
    17,100   Schering-Plough Corp.                 970,425
                                               -----------
                                                 4,673,618
                                               -----------
             HOTELS & CASINOS (1.2%)
    11,500   Harrah's Entertainment, Inc.*         303,313
                                               -----------

             HOUSEHOLD FURNISHING & APPLIANCES (2.6%)
    21,200   Maytag Corp.                          685,025
                                               -----------

----------------------------------------------------------
                                                 MARKET
  SHARES           SECURITY DESCRIPTION           VALUE
----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (8.3%)
    20,100   PartnerRe Ltd.                    $ 1,226,100
    11,400   The Chubb Corp.                       986,100
                                               -----------
                                                 2,212,200
                                               -----------

             INVESTMENT MANAGEMENT (3.4%)
    23,400   Franklin Resources, Inc.              891,540
                                               -----------

             IRON & STEEL (2.1%)
    55,400   UCAR International, Inc.*             540,150
                                               -----------

             OIL & GAS (3.3%)
    30,200   Conoco, Inc. Class A                  864,475
                                               -----------

             RAILROADS (2.9%)
    25,800   Canadian National Railway Co.         765,938
                                               -----------

             RETAIL (7.6%)
    33,900   Family Dollar Stores, Inc.            726,731
    66,300   Office Depot, Inc.*                   472,388
    25,300   The May Department Stores Co.         828,575
                                               -----------
                                                 2,027,694
                                               -----------

             SEMICONDUCTORS (2.2%)
    14,400   Veeco Instruments, Inc.*              577,800
                                               -----------

             TELECOMMUNICATIONS/CELLULAR (3.8%)
    11,700   ALLTEL Corp.                          730,519
    19,000   ECI Telecom Ltd.                      265,703
                                               -----------
                                                   996,222
                                               -----------

             UTILITIES (1.5%)
    19,000   Montana Power Co.                     394,250
                                               -----------
             TOTAL COMMON STOCKS
             (cost $22,855,359)                 24,447,499
                                               -----------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (7.0%)
$ 1,831,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $1,884,000 FARM Pool #505079,
              6.135%, 1/01/26, market value
              $1,867,712)                         1,831,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $1,831,000)                   1,831,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $24,686,359)(a) -- 100%      26,278,499
              LIABILITIES IN EXCESS OF OTHER
              ASSETS -- 0.0%                         (6,553)
                                               ------------
TOTAL NET ASSETS -- 100%                       $ 26,271,946
                                               ============

 26              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,319,032. Cost for federal income tax purposes differs from value by net unrealized appreciations of securities as follows:

         Unrealized appreciation                             $ 3,042,571
         Unrealized depreciation                              (2,769,463)
                                                             -----------
         Net unrealized appreciation                         $   273,108
                                                             ===========

*  Denotes a non-income producing security.

ADR    American Depositary Receipt
FARM   Fannie Mae Adjustable Rate Mortgage

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (61.6%)
             BANKS (3.8%)
    27,100   J.P. Morgan Chase & Co.            $ 1,231,356
    18,100   Mellon Financial Corp.                 890,294
                                                -----------
                                                  2,121,650
                                                -----------

             COMMUNICATION EQUIPMENT (0.5%)
     6,100   JDS Uniphase Corp.*                    254,294
                                                -----------

             COMPUTER/ HARDWARE (3.5%)
    11,844   EMC Corp.*                             787,626
     5,900   International Business Machines
             Corp.                                  501,500
    23,200   Sun Microsystems, Inc.*                646,700
                                                -----------
                                                  1,935,826
                                                -----------
             COMPUTER SOFTWARE & SERVICES (1.0%)
    14,000   Cisco Systems, Inc.*                   535,500
                                                -----------

             CONSUMER FINANCE (3.3%)
    36,166   Citigroup, Inc.                      1,846,726
                                                -----------
             ELECTRICAL EQUIPMENT (5.5%)
     7,500   Emerson Electric Co.                   591,094
    29,300   General Electric Co.                 1,404,569
    29,392   Koninklijke Philips Electronics
             NV -- ADR                            1,065,460
                                                -----------
                                                  3,061,123
                                                -----------

             ELECTRONICS (1.0%)
    18,400   Intel Corp.                            553,150
                                                -----------

             ENTERTAINMENT (1.3%)
    24,900   The Walt Disney Co.                    720,544
                                                -----------
             FOOD & BEVERAGE (2.6%)
    14,700   Quaker Oats Co.                      1,431,413
                                                -----------

             HEALTH CARE (11.6%)
    19,700   Abbott Laboratories                    954,219
    14,500   Baxter International, Inc.           1,280,531
    19,700   Bristol-Myers Squibb Co.             1,456,569
    36,025   Pfizer, Inc.                         1,657,149
    21,000   Schering-Plough Corp.                1,191,750
                                                -----------
                                                  6,540,218
                                                -----------

             INSURANCE (3.3%)
    18,800   American International Group,
             Inc.                                 1,852,975
                                                -----------
             INSURANCE BROKERS (1.6%)
     7,750   Marsh & McLennan Cos., Inc.            906,750
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INVESTMENT MANAGEMENT (3.8%)
    16,000   Merrill Lynch & Co., Inc.          $ 1,091,000
    13,400   Morgan Stanley Dean Witter & Co.     1,061,950
                                                -----------
                                                  2,152,950
                                                -----------

             METALS & MINING (0.8%)
    13,800   Alcoa, Inc.                            462,300
                                                -----------

             OIL & GAS (9.6%)
    13,100   BP Amoco PLC -- ADR                    627,163
    11,200   Chevron Corp.                          945,700
    28,814   Conoco, Inc.                           833,805
    15,800   Enron Corp.                          1,313,375
    18,908   Exxon Mobil Corp.                    1,643,813
                                                -----------
                                                  5,363,856
                                                -----------

             RETAIL (6.0%)
    24,010   Home Depot, Inc.                     1,096,957
    40,300   Target Corp.                         1,299,674
    18,200   Wal-Mart Stores, Inc.                  966,875
                                                -----------
                                                  3,363,506
                                                -----------

             TELECOMMUNICATIONS (2.4%)
    56,000   AT&T Liberty Media Group*              759,500
    14,700   Qwest Communications
             International*                         602,700
                                                -----------
                                                  1,362,200
                                                -----------
             TOTAL COMMON STOCKS
             (cost $32,354,316)                  34,464,981
                                                -----------

-----------
  PRINCIPAL
-----------
              CONVERTIBLE BONDS (16.2%)
              ADVERTISING (1.1%)
$   350,000   Omnicom Group, 2.25%, 01/06/13        605,500
                                               ------------

              COMMUNICATION EQUIPMENT (4.1%)
  1,600,000   Corning Inc., 0.00%, 11/08/15       1,143,999
    825,000   Juniper Networks, Inc., 4.75%,
              03/15/07                              856,969
    335,000   RF Micro Devices, 3.75%,
              08/15/05**                            285,169
                                               ------------
                                                  2,286,137
                                               ------------

              COMPUTER SOFTWARE & SERVICES (3.3%)
    250,000   BEA Systems, 4.00%, 12/15/06          554,063
    330,000   i2 Technologies, 5.25%,
              12/15/06                              539,550
    110,000   Siebel Systems, 5.50%, 09/15/06       319,275
    170,000   Veritas Software, 1.86%,
              08/13/06                              437,325
                                               ------------
                                                  1,850,213
                                               ------------

 28              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              CONVERTIBLE BONDS (CONTINUED)
              DRUGS (1.5%)
$   915,000   Roche Holdings, Inc., 0.00%,
              01/19/15                         $    834,938
                                               ------------

              ELECTRONICS/SEMICONDUCTORS (2.2%)
    430,000   Burr-Brown Corp., 4.25%,
              02/15/07                              576,200
    820,000   Vitesse Semiconductor Corp.,
              4.00%, 03/15/05**                     654,975
                                               ------------
                                                  1,231,175
                                               ------------

              MACHINERY/DIVERSIFIED (1.5%)
  1,100,000   Tyco International Ltd., 0.00%,
              11/17/20                              852,500
                                               ------------

              TELECOMMUNICATIONS (0.9%)
    550,000   Nextel Communications, Inc.,
              5.25%, 01/15/10                       400,125
    140,000   Nextel Communications, Inc.,
              5.25%, 01/15/10**                     101,850
                                               ------------
                                                    501,975
                                               ------------

              UTILITIES (1.6%)
     17,200   Reliant Energy, Inc., 0.00%,
              09/15/29                              896,550
                                               ------------
              TOTAL CONVERTIBLE BONDS
              (cost $11,341,334)                  9,058,988
                                               ------------

-----------
     SHARES
-----------
              CONVERTIBLE PREFERRED STOCKS (17.6%)
              CONSUMER PRODUCTS (0.3%)
      2,000   Estee Lauder, 6.25%                   166,125
                                               ------------

              DRUGS (2.1%)
     22,800   Pharmacia Corp., 6.50%              1,181,325
                                               ------------
              ELECTRIC COMPANIES (2.0%)
     21,750   Texas Utilities Corp., PRIDES,
              9.25%                               1,097,016
                                               ------------
              FOODS (0.8%)
      9,800   Suiza Foods Corp., 5.50%              367,500
      1,700   Suiza Foods Corp., 5.50%**             63,750
                                               ------------
                                                    431,250
                                               ------------

-----------------------------------------------------------
                                                  MARKET
     SHARES   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              INSURANCE (3.4%)
     17,400   Metlife, Inc., 8.00%             $  1,905,300
                                               ------------

              MACHINERY/DIVERSIFIED (1.0%)
     25,600   Ingersoll-Rand Co., 6.75%             545,600
                                               ------------

              MEDIA (0.4%)
      3,000   Tribune Co., 2.00%, 05/15/29          228,000
                                               ------------

              PAPER & FOREST PRODUCTS (1.5%)
     18,300   International Paper Co., 5.25%        828,075
                                               ------------

              RAILROADS (0.6%)
      7,000   Union Pacific Corp., 6.25%            327,250
                                               ------------

              TELECOMMUNICATIONS (5.5%)
     17,000   Amdocs Ltd., TRACES, 6.75%            986,000
     13,000   Cox Communications, Inc.,
              PRIDES, 7.00%                         806,000
     11,100   Cox Communications, Inc.,
              PRIZES,
              7.75%                                 553,613
      5,400   Global Crossing, Ltd., 6.75%,
              04/15/12                              797,850
                                               ------------
                                                  3,143,463
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
              STOCKS
              (cost $8,065,453)                   9,853,404
                                               ------------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (4.2%)
$ 2,335,000   Fifth Third Bank, 5.65%,
              01/02/01,
              (Collateralized by
              $2,358,445.09 GNMA Pool
              #454210, 6.50%, 09/15/13,
              market value $2,381,817)            2,335,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $2,335,000)                   2,335,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $54,096,103) (a) -- 99.6%    55,712,373
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 0.4%                   238,754
                                               ------------
TOTAL NET ASSETS -- 100%                       $ 55,951,127
                                               ============

--------------------------------------------------------------------------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               29

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $13,995. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $ 6,909,441
            Unrealized depreciation                         (5,307,166)
                                                           -----------
            Net unrealized appreciation                    $ 1,602,275
                                                           ===========

*  Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule
   144A, which limits the resale to certain qualified buyers.

ADR          American Depositary Receipt
GNMA         Government National Mortgage Association
NV           Naamloze Vennootschap (Dutch Corporation)
PLC          Public Limited Company (Irish)
PRIDES       Preferred Redeemable Increased Dividend Equity Security
PRIZES       Participating Redeemable Indexed Zero-Premium Exchangeable
             Securities
TRACES       Trust Automatic Common Exchange Securities

See notes to financial statements.

 30              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (81.0%)
              AEROSPACE/DEFENSE (0.4%)
$   325,000   Anteon Corp., Sr. Sub. Note,
              12.00%,
              05/15/09                           $   287,625
                                                 -----------

              AGRICULTURAL PRODUCTS (0.2%)
    275,000   Royster-Clark, Inc., 10.25%,
              04/01/09                               193,875
                                                 -----------

              AUTO PARTS & EQUIPMENT (2.9%)
    300,000   Accuride Corp., Series B, 9.25%,
              02/01/08                               187,500
    100,000   Aftermarket Technology Corp.,
              12.00%, 08/01/04                        95,500
    150,000   Aftermarket Technology Corp.,
              Series D, 12.00%, 08/01/04             143,250
    700,000   American Axle & Manufacturing,
              Sr. Sub. Note, 9.75%, 03/01/09         595,000
    350,000   J.L. French Auto Cast, 11.50%,
              06/01/09                               194,250
  1,050,000   Lear Corp., 8.11%, 05/15/09            957,443
    150,000   Oxford Automotive, Inc., Sr. Sub.
              Note, Series D, 10.13%, 06/15/07       102,750
                                                 -----------
                                                   2,275,693
                                                 -----------

              BANKS (1.8%)
  1,250,000   GS Escrow Corp., 7.13%, 08/01/05     1,181,563
    200,000   RBF Finance Co., 11.38%, 03/15/09      232,000
                                                 -----------
                                                   1,413,563
                                                 -----------

              BROADCAST MEDIA/CABLE TELEVISION (11.3%)
    300,000   ACME Television LLC, Series B,
              0/10.88%, 09/30/04                     261,000
    200,000   Asia Global Crossing, 13.38%,
              10/15/10*                              173,000
    150,000   Big City Radio, Inc., Sr. Disc.
              Note,
              0/11.25%, 03/15/05                      53,250
  1,900,000   Charter Communications Holdings,
              Sr. Disc Note, 0/9.92%, 04/01/11     1,125,750
    250,000   CSC Holdings, Inc., 9.25%,
              11/01/05                               254,375
    250,000   CSC Holdings, Inc., 9.88%,
              05/15/06                               256,250
    250,000   CSC Holdings, Inc., 9.88%,
              02/15/13                               256,250
    125,000   Diamond Cable Communications PLC,
              0/10.75%, 02/15/07                      84,375
     50,000   Diamond Holdings PLC, 9.13%,
              02/01/08                                41,000
    350,000   Echostar DBS Corp., 9.38%,
              02/01/09*                              343,000
    225,000   Flextronics International Ltd.,
              9.88%,
              07/01/10*                              221,625
    750,000   Fox Sports Networks LLC, Sr.
              Disc. Note, 0/9.75%, 08/15/07          639,375
    100,000   Golden Sky DBS, Inc., Sr. Disc.
              Note, 0/13.50%, 03/01/07               65,500
    100,000   International Cabletel, Inc.,
              Series B, 0/11.50%, 02/01/06            7,500

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              BROADCAST MEDIA/CABLE TELEVISION (CONTINUED)
$   100,000   Lenfest Communications, Inc.,
              8.25%, 02/15/08                    $   104,221
    600,000   NTL Communications Corp.,
              0/12.38%, 10/01/08                     339,000
  2,550,000   NTL, Inc., Series B, 0/9.75%,
              04/01/08                             1,415,249
    550,000   Orion Network Systems, 11.25%,
              01/15/07                               195,250
    750,000   Pegasus Communications Corp.,
              Series B, 9.63%, 10/15/05              701,250
    100,000   Pegasus Communications Corp.,
              Series B, 9.75%, 12/01/06               93,500
    500,000   RCN Corp., 0/11.13%, 10/15/07          182,500
    400,000   Sinclair Broadcast Group, Inc.,
              8.75%, 12/15/07                        356,000
    525,000   Telewest Communications PLC,
              0/11.00%, 10/01/07                     472,500
     50,000   TeleWest Communications PLC,
              11.25%, 11/01/08                        44,500
    250,000   Telewest Communications PLC,
              0/9.25%, 04/15/09                      118,750
    200,000   UIH Australia/Pacific, Series B,
              0/14.00%, 05/15/06                     131,000
    825,000   United Pan-Europe Communications,
              0/12.50%, 08/01/09                     259,875
    875,000   United Pan-Europe Communications,
              0/13.38%, 11/01/09                     275,625
    625,000   Unitedglobalcom, Inc., Sr. Disc.
              Note, 0/10.75%, 02/15/08               271,875
    300,000   XM Satellite Radio, Inc., 14.00%,
              03/15/10*                              166,500
                                                 -----------
                                                   8,989,845
                                                 -----------

              BUILDING DEVELOPMENT/PRODUCTS (1.5%)
    250,000   American Builders & Contractors
              Supply Co., 10.63%, 05/15/07           203,750
    275,000   Blount International, Inc.,
              13.00%, 08/01/09                       214,500
    150,000   Formica Corp., Series B, 10.88%,
              03/01/09                                56,250
     75,000   International Utility Structures,
              Inc., 10.75%, 02/01/08                  45,375
    225,000   Juno Lighting, Inc., Sr. Sub.
              Note, 11.88%, 07/01/09                 172,125
    125,000   NCI Building Systems, Inc.,
              Series B, 9.25%, 05/01/09              114,375
    350,000   URS Corp., Series B, 12.25%,
              05/01/09                               351,750
                                                 -----------
                                                   1,158,125
                                                 -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               31

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              CHEMICALS/PLASTICS (3.6%)
$   100,000   Buckeye Technologies, Inc., Sr.
              Sub. Note, 9.25%, 09/15/08         $    99,500
    375,000   Foamex, Sr. Sub. Note, 13.50%,
              08/15/05                               223,125
    300,000   General Chemical Industries, Sr.
              Note, 10.63%, 05/01/09                 100,500
    275,000   Huntsman Corp., 9.50%, 07/01/07*       166,375
    225,000   Huntsman Corp., 10.13%, 07/01/09       217,125
    275,000   Huntsman Packaging Corp., 13.00%,
              06/01/10*                              160,875
    150,000   ISP Holdings, Inc., Series B,
              9.00%, 10/15/03                        120,750
    800,000   Lyondell Chemical Co., 10.88%,
              05/01/09                               760,000
    525,000   Polymer Group, Inc., Sr. Sub.
              Note, Series B, 9.00%, 07/01/07        349,125
    250,000   Polymer Group, Inc., Sr. Sub.
              Note, Series B, 8.75%, 03/01/08        161,250
    250,000   Sterling Chemicals, Inc., 11.75%,
              08/15/06                               123,750
    200,000   Texas Petrochem Corp., 11.13%,
              07/01/06                               151,000
    400,000   United Industries, Series B,
              9.88%, 04/01/09                        206,000
                                                 -----------
                                                   2,839,375
                                                 -----------
              CONGLOMERATES (0.4%)
    400,000   Eagle-Picher Industries, Inc.,
              Sr. Sub. Note, 9.38%, 03/01/08         278,000
                                                 -----------

              CONSUMER PRODUCTS/SERVICES (4.3%)
    350,000   Albecca, Inc., Sr. Sub. Note,
              10.75%, 08/15/08                       307,125
    350,000   Amscan Holdings, Inc., 9.88%,
              12/15/07                               281,750
    289,000   Boyds Collection Ltd., Series B,
              9.00%, 05/15/08                        276,718
    275,000   Chattem, Inc., Sr. Sub. Note,
              Series B, 8.88%, 04/01/08              193,875
    250,000   Coinmach Laundry Corp., Sr. Note,
              11.75%, 11/15/05                       252,500
    300,000   Jostens, Inc., 12.75%, 05/01/10        271,500
     75,000   Playtex Products, Inc., 9.00%,
              12/15/03                                72,000
    725,000   Revlon Consumer Products Corp.,
              8.63%, 02/01/08                        387,874
    375,000   Sealy Mattress Co., Sr. Disc.
              Note, Series B, 0/10.88%, 12/15/07     283,125
    225,000   Sealy Mattress Co., Sr. Sub.
              Note, Series B, 9.88%, 12/15/07        217,125
    275,000   Sleepmaster LLC, 11.00%, 5/15/09       215,875

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              CONSUMER PRODUCTS/SERVICES (CONTINUED)
$   200,000   True Temper Sports, Inc., Series
              B, 10.88%, 12/01/08                $   194,000
    225,000   Unifrax Investment Corp., 10.50%,
              11/01/03                               194,625
    250,000   Volume Services America, Inc.,
              Sr. Sub. Note, 11.25%, 03/01/09        218,750
                                                 -----------
                                                   3,366,842
                                                 -----------

              CONTAINERS/PACKAGING (1.0%)
    400,000   Owens Illinois, Inc., Sr. Note,
              7.85%, 05/15/04                        242,000
    325,000   Owens-Illinois, Inc., Sr. Note,
              8.10%, 05/15/07                        183,625
    500,000   Owens-Illinois, Inc., Sr. Note,
              7.15%, 05/15/05                        292,500
    200,000   Russell-Stanley Holding, Inc.,
              Sr. Sub. Note, 10.88%, 02/15/09         51,000
                                                 -----------
                                                     769,125
                                                 -----------

              DIVERSIFIED (0.6%)
     50,000   Diamond Brands, Inc., Sr. Disc.
              Note, 0/12.88%, 04/15/09                 5,688
    450,000   Trizec Finance Ltd., Sr. Note,
              10.87% 10/15/05                        450,000
                                                 -----------
                                                     455,688
                                                 -----------

              ELECTRONICS (1.2%)
    300,000   Fairchild Corp., Sr. Sub. Note,
              10.75%, 04/15/09*                      223,500
    130,000   SCG Holding Corp., 12.00%,
              08/01/09                               111,475
    700,000   Telecommunications Techniques
              Co., Inc., Sr. Sub. Note, 9.75%,
              05/15/08                               619,500
                                                 -----------
                                                     954,475
                                                 -----------

              FOOD PRODUCTS/SERVICES (1.9%)
    100,000   Advantica Restaurant Group, Inc.,
              11.25%, 01/15/08                        47,500
    625,000   Agrilink Foods, Inc., Sr. Note,
              11.88%, 11/01/08                       415,625
    375,000   Carrols Corp., Sr. Sub. Note,
              9.50%, 12/01/08                        245,625
    225,000   CKE Restaurants, Inc., 9.13%,
              05/01/09                               130,500
    500,000   Del Monte Foods Co., Sr. Disc.
              Note, 0/12.50%, 12/15/07               372,500
    175,000   Domino's, Inc., Sr. Sub. Note,
              Series B, 10.38%, 01/15/09             147,875
    250,000   Eagle Family Foods, Inc., Series
              B, 8.75%, 01/15/08                     126,250
                                                 -----------
                                                   1,485,875
                                                 -----------

 32              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              FOREST & PAPER PRODUCTS (0.6%)
$   122,000   Stone Container Corp., 12.25%,
              04/04/02                           $   123,830
    325,000   Stone Container Corp., 11.50%,
              10/01/04                               337,188
                                                 -----------
                                                     461,018
                                                 -----------

              GEOLOGICAL EQUIPMENT/SERVICES (2.7%)
  1,500,000   Allied Waste North America, Inc.,
              10.00% 08/01/09                      1,417,500
    700,000   Allied Waste North America, Inc.,
              Sr. Note, Series B, 7.63%,
              01/01/06                               668,500
                                                 -----------
                                                   2,086,000
                                                 -----------

              HEALTH CARE (6.2%)
    575,000   Columbia/HCA Healthcare Corp.,
              6.91%, 06/15/05                        561,746
    375,000   CONMED Corp., 9.00%, 03/15/08          301,875
    250,000   Everest Healthcare Services,
              Inc., Sr. Sub. Note, 9.75%,
              05/01/08                               253,750
    100,000   Genesis Health Ventures, Inc.,
              9.25% 10/01/06**                         9,500
    125,000   Genesis Health Ventures, Inc.,
              9.88% 01/15/09**                        11,719
    225,000   Hanger Orthopedic Group, Inc.,
              11.25%, 06/15/09,                       68,625
    700,000   HCA -- The Healthcare Co., 8.75%,
              09/01/10                               740,250
    400,000   Hudson Respiratory Care, Inc.,
              9.13%, 04/15/08                        242,000
    625,000   Kinetic Concepts, Inc., Sr. Sub.
              Note, Series B, 9.63%, 11/01/07        515,625
    350,000   Tenet Healthcare Corp., 8.00%,
              01/15/05                               356,125
     75,000   Tenet Healthcare Corp., 8.63%,
              01/15/07                                77,438
    700,000   Tenet Healthcare Corp., Series B,
              9.25%, 09/10/10                        745,500
    100,000   Tenet Healthcare Corp., Series B,
              7.63%, 06/01/08                         99,000
    875,000   Tenet Healthcare Corp., Series B,
              8.13%, 12/01/08                        888,124
                                                 -----------
                                                   4,871,277
                                                 -----------

              HOTELS & CASINOS (1.8%)
    375,000   Florida Panthers Holdings, Sr.
              Sub. Note, 9.88%, 04/15/09             346,875
    400,000   HMH Properties, Inc., Series C,
              8.45%, 12/01/08                        392,000

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              HOTELS & CASINOS (CONTINUED)
$   100,000   HMH Properties, Inc., Sr. Note,
              Series A, 7.88%, 08/01/05          $    96,500
    575,000   HMH Properties, Inc., Sr. Note,
              Series B, 7.88%, 08/01/08              549,125
                                                 -----------
                                                   1,384,500
                                                 -----------

              INDUSTRIAL PRODUCTS/EQUIPMENT (3.2%)
    105,000   Amphenol Corp., 9.88%, 05/15/07        107,100
    300,000   Cabot Safety Corp., Sr. Sub.
              Note, 12.50%, 7/15/05                  298,875
    100,000   Continental Global, Inc., Sr.
              Note, Series B, 11.00%, 04/01/07        33,500
    500,000   Euramax International PLC,
              11.25%, 10/01/06                       322,500
    500,000   Hexcel Corp., 9.75%, 01/15/09          442,500
    175,000   ISG Resources, Inc., 10.00%,
              04/15/08                                53,375
    175,000   MMI Products, Inc., Series B,
              11.25%, 04/15/07                       171,500
    125,000   Neenah Corp., Series B, 11.13%,
              05/01/07                                92,500
    250,000   Neenah Corp., Series F, 11.13%
              05/01/07                               185,000
    300,000   Tekni-Plex, Inc., Sr. Sub. Note,
              12.75%, 06/15/10                       241,500
    675,000   Wesco Distribution, Inc., Sr.
              Sub. Note, Series B, 9.13%,
              06/01/08                               597,375
                                                 -----------
                                                   2,545,725
                                                 -----------

              LEISURE/ENTERTAINMENT (1.6%)
    277,000   AMF Group, Inc., Series B,
              0/12.25%, 03/15/06                      40,165
    200,000   Motor Coach Industries, 11.25%,
              05/01/09*                               61,000
     50,000   Premier Parks, Inc., 9.25%,
              04/01/06                                47,875
    150,000   Premier Parks, Inc., 9.75%,
              06/15/07                               145,500
  1,275,000   Premier Parks, Inc., 0/10.00%,
              04/01/08                               886,125
    600,000   Regal Cinemas, Inc., 9.50%,
              06/01/08                                45,000
                                                 -----------
                                                   1,225,665
                                                 -----------

              MACHINERY/EQUIPMENT (1.8%)
    350,000   Columbus Mckinnon Corp., Sr. Sub.
              Note, 8.50%, 04/01/08                  278,250
    225,000   Fairchild Corp., Sr. Note,
              10.38%,10/01/07                        210,375
    200,000   NationsRent, Inc., Sr. Sub. Note,
              10.38%, 12/15/08                        77,000
    250,000   Simonds Industries, 10.25%,
              07/01/08                               176,563
    275,000   Spectrasite Holdings, Inc., Sr.
              Disc. Note, 0/12.88%, 03/15/10         138,875
    325,000   United Rentals, Inc., Sr. Note,
              Series B, 9.25%, 01/15/09              248,625

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               33

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              MACHINERY/EQUIPMENT (CONTINUED)
$   350,000   United Rentals, Inc., Sr. Sub.
              Note,
              Series B, 9.00%, 04/01/09          $   264,250
    200,000   WEC Company, Inc., 12.00%,
              07/15/09                                59,000
                                                 -----------
                                                   1,452,938
                                                 -----------
              METALS/MINING (0.5%)
    175,000   AEI Resources Inc., 10.50%,
              12/15/05*                               13,125
    250,000   AEI Resources Inc., 11.50%,
              12/15/06*,**                             3,750
    100,000   Clark Materials Handling, Inc.,
              Sr. Note, Series D, 10.75%,
              11/15/06**                               2,500
    125,000   Murrin Murrin Holdings PTY,
              9.38%,
              08/31/07                                96,875
    100,000   Ryerson Tull, Inc., 9.13%,
              07/15/06                                77,500
    200,000   U.S. Can Corp., 12.38%, 10/01/10*      199,000
                                                 -----------
                                                     392,750
                                                 -----------

              OFFICE EQUIPMENT & SUPPLIES (1.3%)
    275,000   Buhrmann US, Inc., 12.25%,
              11/01/09                               276,375
    300,000   Fisher Scientific International,
              Inc.,
              9.00%, 02/01/08                        276,000
    475,000   Fisher Scientific International,
              Inc.,
              9.00%, 02/01/08                        437,000
    475,000   U.S. Office Products Co., Sr.
              Sub.
              Note, 9.75%, 06/15/08                   35,625
                                                 -----------
                                                   1,025,000
                                                 -----------

              OIL & GAS (2.8%)
    100,000   Comstock Resources, Inc., Sr.
              Note,
              11.25%, 05/01/07                       104,750
    225,000   Continental Resources, Inc., Sr.
              Sub.
              Note, 10.25%, 08/01/08                 196,875
    325,000   Forest Oil Corp., Sr. Sub. Note,
              10.50%, 01/15/06                       338,000
    275,000   Pogo Producing Co., Series B,
              10.38%, 02/15/09                       287,375
    200,000   Pride International, Inc., 9.38%,
              05/01/07                               207,000
    100,000   R&B Falcon Corp., 6.75%, 04/15/05       93,500
    200,000   R&B Falcon Corp., 12.25%,
              03/15/06                               241,000
    750,000   Triton Energy Ltd., Corp, 8.88%,
              10/01/07*                              761,250
                                                 -----------
                                                   2,229,750
                                                 -----------

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              PRINTING/PUBLISHING (0.9%)
$   400,000   Garden State Newspapers, Inc.,
              Series B, 8.75%, 10/01/09          $   360,000
    225,000   Hollinger International, Inc.,
              Sr. Sub. Note, 9.25%, 03/15/07         225,000
    175,000   Ziff Davis Media, Inc., 12.00%,
              7/15/10*                               137,375
                                                 -----------
                                                     722,375
                                                 -----------

              RAILROADS (0.1%)
    200,000   Railworks Corp., Sr. Sub. Note,
              11.50%, 04/15/09                        71,000
                                                 -----------

              RETAIL/FOOD & DRUG (0.1%)
    125,000   Community Distibutors, Inc.,
              10.25%,
              10/15/04                                98,125
    100,000   Jitney-Jungle Stores of America,
              Inc.,
              Sr. Sub. Note, 10.38%, 09/15/07**        1,250
                                                 -----------
                                                      99,375
                                                 -----------

              SERVICES (1.1%)
    450,000   Crown Castle International Corp.,
              0/10.38%, 05/15/11                     302,625
    600,000   Crown Castle International Corp.,
              0/11.25%, 08/01/11                     406,500
    150,000   Crown Castle International Corp.,
              10.75%, 08/01/11                       156,375
                                                 -----------
                                                     865,500
                                                 -----------

              SERVICES/COMMERCIAL & CONSUMER (0.3%)
    250,000   Sitel Corp., Sr. Sub. Note,
              9.25%,
              03/15/06                               213,750
                                                 -----------

              STEEL MANUFACTURING/PRODUCTS (0.6%):
    250,000   California Steel Industries, Sr.
              Note,
              Series B, 8.50%, 04/01/09              216,250
    300,000   Metals USA, Inc., Sr. Sub. Note,
              8.63%, 02/15/08                        172,500
    125,000   National Steel Corp., Series D,
              9.88%
              03/01/09                                50,625
    200,000   Republic Technologies
              International,
              13.75%, 07/15/09                        21,000
                                                 -----------
                                                     460,375
                                                 -----------

              TELECOMMUNICATIONS/CELLULAR (20.0%)
    775,000   Airgate PCS, Inc., 0/13.50%,
              10/01/09                               449,500
    850,000   Alamosa PCS Holdings, Inc.,
              0/12.88%, 02/15/10*                    412,250
    325,000   CALL-NET Enterprises, Inc.,
              0/9.27%, 08/15/07                       90,188
    225,000   CALL-NET Enterprises, Inc.,
              0/8.94%, 08/15/08                       68,625

 34              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$   550,000   CALL-NET Enterprises, Inc.,
              0/10.80%, 05/15/09                 $   151,250
    300,000   Dolphin Telecom PLC, Series B,
              0/14.00%, 05/15/09                      34,500
    650,000   Echostar DBS Corp., Sr. Note,
              10.38%, 10/01/07                       643,500
    375,000   Exodus Communications, Inc.,
              11.63%, 07/15/10*                      335,625
  1,550,000   Global Crossing Holding Ltd.,
              9.50%,
              11/15/09                             1,480,249
    675,000   Hermes Europe Railtel BV, 11.50%,
              08/15/07                               273,375
    600,000   Intermedia Communications, Inc.,
              Series B, 0/11.25%, 07/15/07           363,000
    300,000   Intermedia Communications, Inc.,
              Series B, 8.60%, 06/01/08              211,500
    475,000   Intermedia Communications, Inc.,
              Series B, 0/12.25%, 03/01/09           239,875
  1,175,000   Level 3 Communications, Inc.,
              9.13%,
              05/01/08                               957,625
  1,325,000   Level 3 Communications, Inc.,
              10.50%, 0/12/01/08                     689,000
    325,000   Mcleod USA, Inc., 0/10.50%,
              03/01/07                               273,000
    400,000   Mcleod USA, Inc., 8.38%, 03/15/08      352,000
    225,000   Mcleod USA, Inc., 9.50%, 11/01/08      203,625
    250,000   Mcleod USA, Inc., 8.13%, 02/15/09      216,250
    100,000   Metricom, Inc., 13.00%, 02/15/10        45,500
    325,000   Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09                       277,875
    600,000   Millicom International Cellular
              SA,
              0/13.50%, 06/01/06                     471,000
    325,000   Nextel Communications, Inc.,
              0/10.65%, 09/15/07                     256,750
  1,075,000   Nextel Communications, Inc.,
              0/9.95%, 02/15/08                      782,063
  1,125,000   Nextel Communications, Inc.,
              9.38%,
              11/15/09                             1,060,312
     50,000   Nextel International, Inc.,
              0/12.13%, 04/15/08                      27,250
     81,000   Nextel Partners, Inc.,
              0/14.00% 02/01/09,                      54,675
  2,000,000   NEXTLINK Communications, Inc.,
              0/12.25%, 06/01/09                   1,009,999
    650,000   NEXTLINK Communications, Inc.,
              10.75% 06/01/09                        539,500
    450,000   Orius Capital Corp., 12.75%,
              2/01/10                                380,250
    325,000   PSINet, Inc., Series B, 11.00%,
              08/01/09                                92,625
     75,000   PSINet, Inc., 11.50%, 11/01/08          22,875
    500,000   PSINet, Inc., Series B, 10.00%,
              02/15/05                               142,500
    475,000   Qwest Communications
              International,
              9.47%, 10/15/07                        432,445

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS/CELLULAR (CONTINUED)
$   175,000   Rhythms Netconnections, 14.00%,
              2/15/10                            $    46,375
    150,000   Rogers Cantel, Inc., 8.80%,
              10/01/07                               150,750
    475,000   Telesystem International
              Wireless, Inc.,
              Series B, 0/13.25%, 06/30/07           220,875
    350,000   Teligent, Inc., 0/11.50%,
              12/01/07                                47,250
    175,000   Teligent, Inc., Series B,
              0/11.50%, 03/01/08                      11,375
    525,000   Tritel PCS, Inc., 0/12.75%,
              05/15/09                               360,938
    300,000   Triton PCS, Inc., Sr. Sub. Note,
              0/11.00%, 05/01/08                     238,500
    625,000   Viatel, Inc., 0/12.50%, 04/15/08       128,125
     50,000   Viatel, Inc., 11.25%, 04/15/08          15,750
    100,000   Viatel, Inc., 11.50%, 03/15/09          31,500
    875,000   Voicestream Wireless Corp.,
              10.38%,
              11/15/09                               643,125
    125,000   Voicestream Wireless Corp.,
              0/10.38%, 11/15/09                     135,000
    350,000   Williams Communications Group,
              10.88%, 10/01/09                       260,750
    290,000   Winstar Communications Inc.,
              12.75%,
              04/15/10                               204,450
    759,000   Winstar Communicationss,
              0/14.75%, 4/15/10*                     239,085
                                                 -----------
                                                  15,774,404
                                                 -----------

              TEXTILES/APPAREL (0.4%)
    375,000   GFSI, Inc., Series B, 9.63%,
              03/01/07                               283,125
    125,000   Glenoit Corp., Sr. Sub. Note,
              11.00%,
              04/15/07**                              15,625
    150,000   Pillowtex Corp., Sr. Sub. Note,
              10.00%, 11/15/06**                       5,250
    200,000   Pillowtex Corp., Sr. Sub. Note,
              Series B, 9.00%, 12/15/07**              7,000
                                                 -----------
                                                     311,000
                                                 -----------

              TRANSPORTATION (1.8%)
    400,000   Allied Holdings, Inc., Sr. Note,
              Series B, 8.63%, 10/01/07              306,000
    275,000   Gearbulk Holding Ltd., 11.25%,
              12/01/04                               275,000
     50,000   Holt Group, 9.75%, 01/15/06              2,250
    275,000   Stena AB, 10.50%, 12/15/05             248,875
    700,000   Stena AB, 8.75%, 06/15/07              563,500
                                                 -----------
                                                   1,395,625
                                                 -----------

              UTILITIES/POWER PRODUCERS (2.1%)
    275,000   AES Corp., Sr. Note, 9.38%,
              09/15/10                               284,625
    100,000   AES Drax Energy Ltd., 11.50%,
              08/30/10**                             105,472
    700,000   Caithness Coso Fund, Sr. Note,
              Series B, 9.05%, 12/15/09              700,000

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               35

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              UTILITIES/POWER PRODUCERS (CONTINUED)
$   200,000   CMS Energy Corp., Sr. Note,
              7.50%,
              01/15/09                           $   183,972
    325,000   El Paso Electric Co., Series E,
              9.40%,
              05/01/11                               353,090
                                                 -----------
                                                   1,627,159
                                                 -----------
              TOTAL CORPORATE BONDS (cost
              $78,797,241)                        63,683,292
                                                 -----------

-----------
     SHARES
-----------
              PREFERRED STOCKS (1.5%)
              BROADCAST MEDIA/CABLE TELEVISION (0.6%)
         75   Benedek Communications Corp.,
              Sr. Note, PIK, 11.50%                  34,125
      4,825   Sinclair Broadcast Group, Inc.,
              PIK, HYTOPS,11.63%                    427,013
                                               ------------
                                                    461,138
                                               ------------

              FOOD PRODUCTS/SERVICES (0.0%)
        299   Nebco Evans Holdings Co.,
              11.25%                                    187
                                               ------------
              HEALTHCARE/DIVERSIFIED (0.1%)
        661   River Holdings Corp., Series B,
              PIK, 11.50%                            42,965
                                               ------------

              PRINTING/PUBLISHING (0.8%)
      2,625   Primedia, Inc., Series D,
              10.00%                                224,438
      1,500   Primedia, Inc., Series E, 9.20%       122,250
      3,650   Primedia, Inc., Series H, 8.63%       293,824
                                               ------------
                                                    640,512
                                               ------------

              TELECOMMUNICATIONS/CELLULAR (0.0%)
         27   Nextel Communications, Inc.,
              Series E,
              PIK, 11.13%                            23,355
                                               ------------
              TOTAL PREFERRED STOCKS (cost
              $1,455,750)                         1,168,157
                                               ------------

-----------------------------------------------------------
                                                  MARKET
     SHARES   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              WARRANTS (0.1%)
              BROADCAST MEDIA/CABLE TELEVISION (0.0%)
        300   XM Satellite Radio, expiring
              03/15/10                         $      7,575
                                               ------------
              CHEMICALS/PLASTICS (0.0%)
        275   Pliant Corp., expiring
              06/01/10*                               2,784
                                               ------------

              CONSUMER PRODUCTS/SERVICES (0.0%)
        300   Jostens Inc., expiring 05/01/10         6,075
                                               ------------

              OIL & GAS (0.1%)
         50   R&B Falcon Corp., expiring
              05/01/09*                              23,406
                                               ------------

              STEEL MANUFACTURING/PRODUCTS (0.0%)
        200   Republic Technologies, expiring
              07/15/09                                    0
                                               ------------

              TELECOMMUNICATIONS (0.0%)
        175   Metricom, Inc., expiring
              02/15/10                                  219
                                               ------------
              TOTAL WARRANTS (cost $46,507)          40,059
                                               ------------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (15.7%)
$12,380,000   Fifth Third Bank, 5.65%,
              01/02/01
              (Collaterized By $12,595,903
              FNR 1998-49-B, 6.50%, 08/18/28,
              market value $12,628,219)          12,380,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $12,380,000)                 12,380,000
                                               ------------
              TOTAL INVESTMENTS (cost
              $92,679,498)(a) -- 98.3%           77,271,508
              OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 1.7%                 1,359,587
                                               ------------
TOTAL NET ASSETS -- 100%                       $ 78,631,095
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34,318. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $    774,584
            Unrealized depreciation                         (16,216,892)
                                                           ------------
            Net unrealized depreciation                    $(15,442,308)
                                                           ============

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

** Bond in default.

 36              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

AB           Aktiebolag (Swedish stock company)
BV           Private Company
FNR          Fannie Mae Remic
HYTOPS       High Yield Trust Offered Preferred Securities
LLC          Limited Liability Company
PIK          Paid-In-Kind
PLC          Public Limited Company (Irish)
PTY          Property
SA           Societe Anonyme (French)

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               37

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (59.3%)
             AEROSPACE/DEFENSE (0.7%)
     3,300   Boeing Co.                         $   217,800
     3,200   Goodrich (B.F.) Co.                    116,400
    10,200   Honeywell International, Inc.          482,588
                                                -----------
                                                    816,788
                                                -----------

             AIRLINES (0.2%)
     4,100   AMR Corp.*                             160,669
     3,400   Southwest Airlines Co.                 114,002
                                                -----------
                                                    274,671
                                                -----------
             APPAREL (0.1%)
     2,100   Nike, Inc., Class B                    117,206
                                                -----------

             AUTO PARTS & EQUIPMENT (0.1%)
     3,600   Dana Corp.                              55,125
     9,300   Delphi Automotive Systems Corp.        104,625
                                                -----------
                                                    159,750
                                                -----------

             AUTOMOBILES (0.7%)
    12,900   Ford Motor Co.                         302,344
     7,700   General Motors Corp.                   392,219
     1,200   PACCAR, Inc.                            59,100
                                                -----------
                                                    753,663
                                                -----------

             BIOTECHNOLOGY (0.0%)
       600   Human Genome Sciences, Inc.*            41,588
                                                -----------

             BROADCAST MEDIA/CABLE TELEVISION (1.8%)
    13,600   Comcast Corp., Class A*                567,800
       200   Fox Entertainment Group, Inc. *          3,575
     5,500   Gemstar-TV Guide International
             Group, Inc.*                           255,063
    13,200   Time Warner, Inc.                      689,568
    11,500   Viacom, Inc., Class B*                 537,625
                                                -----------
                                                  2,053,631
                                                -----------

             BUSINESS SERVICES (0.2%)
    17,500   Cendant Corp.*                         168,438
     1,200   Pitney Bowes, Inc.                      39,750
                                                -----------
                                                    208,188
                                                -----------
             CHEMICALS/DIVERSIFIED (0.9%)
     5,100   Air Products & Chemicals, Inc.         209,100
     8,000   Dow Chemical Co.                       292,999
     3,200   PPG Industries, Inc.                   148,200
     4,000   Praxair, Inc.                          177,500
     4,600   Rohm & Haas Co.                        167,038
     1,000   Union Carbide Corp.                     53,813
                                                -----------
                                                  1,048,650
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATION EQUIPMENT (1.9%)
     1,758   Avaya, Inc.*                       $    18,129
       800   Ciena Corp.*                            64,950
     8,800   Corning, Inc.                          464,750
     9,900   Global Crossing Ltd.*                  141,694
    11,100   JDS Uniphase Corp.*                    462,731
     4,300   Level 3 Communications, Inc.*          141,094
    16,500   Nortel Networks Corp. -- ADR           529,031
     3,400   QUALCOMM, Inc.*                        279,438
       300   Redback Networks, Inc.*                 12,300
       800   Tellabs, Inc.*                          45,200
     1,000   Williams Communications Group,
             Inc.*                                   11,750
                                                -----------
                                                  2,171,067
                                                -----------

             COMPUTER EQUIPMENT (3.0%)
    21,400   Compaq Computer Corp.                  322,070
    19,700   Dell Computer Corp.*                   343,519
    12,500   EMC Corp.*                             831,249
     4,500   Hewlett-Packard Co.                    142,031
     8,900   International Business Machines
             Corp.                                  756,500
     1,800   Network Appliance, Inc.*               115,538
     2,300   Quantum Corp.*                          30,619
    28,700   Sun Microsystems, Inc.*                800,012
                                                -----------
                                                  3,341,538
                                                -----------

             COMPUTER SOFTWARE & SERVICES (5.3%)
     1,300   Adobe Systems, Inc.                     75,644
     3,400   Akamai Technologies, Inc.*              71,613
     7,600   America Online, Inc.*                  264,480
     3,700   Automatic Data Processing, Inc.        234,256
     3,900   BEA Systems, Inc.*                     262,519
    49,600   Cisco Systems, Inc.*                 1,897,199
     1,200   Citrix Systems, Inc.*                   27,000
       600   Ebay, Inc.*                             19,800
    24,300   Microsoft Corp.*                     1,054,012
     2,000   NCR Corp.*                              98,250
    42,700   Oracle Corp.*                        1,240,968
     4,400   Parametric Technology Corp.*            59,125
       700   Siebel Systems, Inc.*                   47,338
       500   TIBCO Software, Inc.*                   23,969
     5,305   VERITAS Software Corp.*                464,180
       200   Yahoo!, Inc.*                            6,034
                                                -----------
                                                  5,846,387
                                                -----------

             CONGLOMERATES (1.2%)
       800   Illinois Tool Works, Inc.               47,650
     4,000   Ingersoll-Rand Co.                     167,500
     1,100   ITT Industries, Inc.                    42,625
     1,800   Johnson Controls, Inc.                  93,600
    16,300   Tyco International Ltd.                904,650
       800   United Technologies Corp.               62,900
                                                -----------
                                                  1,318,925
                                                -----------

 38              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MACHINERY (0.4%)
     3,800   Caterpillar, Inc.                  $   179,787
     1,800   Deere & Co.                             82,463
     1,000   Dover Corp.                             40,563
     2,100   Parker-Hannifin Corp.                   92,662
                                                -----------
                                                    395,475
                                                -----------

             CONSUMER/NON-CYCLICAL (1.4%)
     2,300   Clorox Co.                              81,650
     1,700   Estee Lauder Co., Inc., Class A         74,481
    14,400   Gillette Co.                           520,200
     1,900   Kimberly-Clark Corp.                   134,311
     9,700   Procter & Gamble Co.                   760,844
                                                -----------
                                                  1,571,486
                                                -----------

             CONTAINERS (0.0%)
     2,800   Smurfit-Stone Container Corp.*          41,825
                                                -----------

             DRUGS (2.6%)
     1,900   ALZA Corp.*                             80,750
     2,500   Amgen, Inc.*                           159,844
     6,100   Eli Lilly & Co.                        567,681
       500   Forest Laboratories, Inc.*              66,438
       400   Incyte Pharmaceuticals, Inc.*            9,950
    17,200   Merck & Co., Inc.                    1,610,350
     7,500   Pharmacia & Upjohn, Inc.               457,500
                                                -----------
                                                  2,952,513
                                                -----------

             ELECTRICAL EQUIPMENT (2.9%)
     3,200   Agilent Technologies, Inc.*            175,200
     1,500   Cooper Industries, Inc.                 68,906
     1,700   Eaton Corp.                            127,819
       400   Emerson Electric Co.                    31,525
    57,400   General Electric Co.                 2,751,613
     2,200   Grainger (W.W.), Inc.                   80,300
                                                -----------
                                                  3,235,363
                                                -----------

             ELECTRONICS (0.7%)
     2,200   Analog Devices, Inc.*                  112,613
     1,000   Broadcom Corp., Class A*                84,000
     4,800   Linear Technology Corp.                221,999
     2,000   Maxim Integrated Products, Inc.*        95,625
     1,100   PMC-Sierra, Inc.*                       86,488
     4,500   Xilinx, Inc.*                          207,563
                                                -----------
                                                    808,288
                                                -----------

             FINANCIAL (2.9%)
     3,000   American Express Co.                   164,813
     5,100   AmSouth Bancorp                         77,775
     3,000   Countrywide Credit Industries,
             Inc.                                   150,750
     5,500   E*TRADE Group, Inc.*                    40,563
     4,600   Fannie Mae                             399,050

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL (CONTINUED)
     3,400   Freddie Mac                        $   234,175
     5,400   Goldman Sachs Group, Inc.              577,462
       800   Household International, Inc.           44,000
     1,800   Lehman Brothers Holdings, Inc.         121,725
     3,800   MBNA Corp.                             140,363
     7,300   Merrill Lynch & Co., Inc.              497,768
     6,600   Providian Financial Corp.              379,500
     8,500   Washington Mutual, Inc.                451,031
                                                -----------
                                                  3,278,975
                                                -----------

             FINANCIAL/BANKS (5.3%)
     1,700   A.G. Edwards, Inc.                      80,644
     2,000   AMBAC Financial Group, Inc.            116,625
     8,500   Bank of America Corp.                  389,938
    14,700   Bank One Corp.                         538,387
     1,300   Banknorth Group, Inc.                   25,919
     4,900   Capital One Financial Corp.            322,481
     4,600   CIT Group, Inc.                         92,575
    41,800   Citigroup, Inc.                      2,134,412
     2,800   Dime Bancorp, Inc.                      82,775
    15,900   First Union Corp.                      442,219
       400   Fleet Boston Corp.                      15,025
     1,100   GreenPoint Financial Corp.              45,031
     1,000   Hibernia Corp.                          12,750
     1,800   John Hancock Financial Services,
             Inc.                                    67,725
     4,200   KeyCorp                                117,600
     1,900   National Commerce Bancorp               47,025
     4,900   PNC Bank Corp.                         358,006
     1,700   Sovereign Bancorp, Inc.                 13,813
     2,000   Stilwell Financial, Inc.                78,875
     2,500   Summit Bancorp                          95,469
     1,500   Suntrust Banks, Inc.                    94,500
     3,900   TD Waterhouse Group, Inc.*              51,675
    22,800   U.S. Bancorp                           665,474
                                                -----------
                                                  5,888,943
                                                -----------

             FOOD & BEVERAGE (1.5%)
     8,500   Coca-Cola Co.                          517,968
       400   General Mills, Inc.                     17,825
     4,200   Heinz (H.J.) Co.                       199,238
     4,000   Kellogg Co.                            105,000
     5,100   PepsiCo, Inc.                          252,769
     2,000   Quaker Oats Co.                        194,750
     5,700   Unilever NV -- ADR                     358,744
                                                -----------
                                                  1,646,294
                                                -----------

             HEALTH CARE (5.6%)
     6,800   Abbott Laboratories                    329,375
     9,700   American Home Products Corp.           616,435
     3,100   Bard (C.R.), Inc.                      144,344
     4,600   Becton Dickinson & Co.                 159,275
     6,300   Boston Scientific Corp.*                86,231

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               39

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
     9,800   Bristol-Myers Squibb Co.           $   724,588
     2,200   Guidant Corp.*                         118,663
     8,900   HCA-The Healthcare Co.                 391,689
     7,900   Johnson & Johnson Co.                  829,993
     1,300   Medtronic, Inc.                         78,488
    34,500   Pfizer, Inc.                         1,586,999
    11,800   Schering-Plough Corp.                  669,650
     2,400   St. Jude Medical, Inc.*                147,450
     7,900   Tenet Healthcare Corp.                 351,056
                                                -----------
                                                  6,234,236
                                                -----------

             HOTELS/MOTELS (0.3%)
     8,000   Hilton Hotels Corp.                     84,000
       600   International Game Technology*          28,800
     3,100   Marriott International, Inc.,
             Class A                                130,975
     3,600   Starwood Hotels & Resorts
             Worldwide                              126,900
                                                -----------
                                                    370,675
                                                -----------
             INSURANCE (2.6%)
       900   Aetna, Inc.*                            36,956
     3,200   AFLAC, Inc.                            231,000
     4,400   American General Corp.                 358,600
     8,700   American International Group,
             Inc.                                   857,495
     2,000   AON Corp.                               68,500
     2,100   CIGNA Corp.                            277,830
       100   Cincinnati Financial Corp.               3,956
     4,000   Hartford Financial Services Group      282,500
     3,300   Lincoln National Corp.                 156,131
     1,800   MBIA, Inc.                             133,425
     2,400   MetLife, Inc.                           84,000
     7,300   The Allstate Corp.                     318,006
     1,700   Torchmark Corp.                         65,344
                                                -----------
                                                  2,873,743
                                                -----------
             LEISURE PRODUCTS (0.1%)
     3,800   Hasbro, Inc.                            40,375
     3,200   Mattel, Inc.                            46,208
                                                -----------
                                                     86,583
                                                -----------

             METALS & MINING (0.3%)
       700   Alcan Aluminum Ltd.                     23,931
    10,500   Alcoa, Inc.                            351,750
       200   Phelps Dodge Corp.                      11,163
                                                -----------
                                                    386,844
                                                -----------

             MOTORCYCLES/DEALERS (0.0%)
     1,000   Harley-Davidson, Inc.                   39,750
                                                -----------

             OIL & GAS (4.5%)
       200   Amerada Hess Corp.                      14,613
     1,100   Anadarko Petroleum Corp.                78,188

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL & GAS (CONTINUED)
       200   Apache Corp.                       $    14,013
     4,700   Baker Hughes, Inc.                     195,344
     9,900   Chevron Corp.                          835,930
       600   Conoco, Inc.                            17,363
     2,400   Cooper Cameron Corp.*                  158,550
       400   Devon Energy Corp.                      24,388
       300   Diamond Offshore Drilling, Inc.         12,000
     1,000   Dynegy, Inc.                            56,063
    21,700   Exxon Mobil Corp.                    1,886,543
     6,100   Global Marine, Inc.*                   173,088
    20,300   Royal Dutch Petroleum Co.            1,229,418
     5,600   Texaco, Inc.                           347,899
       400   Williams Cos., Inc.                     15,975
                                                -----------
                                                  5,059,375
                                                -----------

             PAPER & FOREST PRODUCTS (0.1%)
     1,800   Georgia Pacific Corp.                   56,025
       300   International Paper Co.                 12,244
       600   Temple-Inland, Inc.                     32,175
                                                -----------
                                                    100,444
                                                -----------

             PHOTOGRAPHIC (0.1%)
     3,700   Eastman Kodak Co.                      145,688
                                                -----------

             PRINTING & PUBLISHING (0.1%)
     1,300   Gannett Co., Inc.                       81,981
       300   Knight-Ridder, Inc.                     17,063
       800   New York Times Co., Class A             32,050
                                                -----------
                                                    131,094
                                                -----------

             RAILROADS (0.3%)
     5,000   Burlington Northern Santa Fe
             Corp.                                  141,563
     4,200   Union Pacific Corp.                    213,150
                                                -----------
                                                    354,713
                                                -----------

             RESTAURANTS (0.2%)
     5,400   McDonald's Corp.                       183,600
                                                -----------

             RETAIL (3.6%)
     5,200   Abercrombie & Fitch Co.*               104,000
       700   Best Buy Co., Inc.*                     20,694
     6,700   Federated Department Stores,
             Inc.*                                  234,500
     5,400   Gap, Inc.                              137,700
    14,000   Home Depot, Inc.                       639,625
     1,900   Jones Apparel Group, Inc.*              61,156
     9,400   Kroger Co.*                            254,388
     6,500   Limited, Inc.                          110,906
     5,200   Lowe's Cos., Inc.                      231,400
     3,400   May Department Stores Co.              111,350
     4,800   Safeway, Inc.*                         300,000
    12,800   Target Corp.                           412,800

 40              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
     7,000   TJX Cos., Inc.                     $   194,250
    22,400   Wal-Mart Stores, Inc.                1,189,999
     1,100   Walgreen Co.                            45,994
                                                -----------
                                                  4,048,762
                                                -----------

             SEMICONDUCTORS (1.7%)
     5,700   Altera Corp.*                          149,981
     6,300   Applied Materials, Inc.*               240,581
       900   Cypress Semiconductor Corp.*            17,719
    34,300   Intel Corp.                          1,031,144
     1,800   Lattice Semiconductor Corp.*            33,075
     2,700   Micron Technology, Inc.*                95,850
     8,000   Texas Instruments, Inc.                379,000
                                                -----------
                                                  1,947,350
                                                -----------

             SHIPPING (0.1%)
     2,000   Federal Express Corp.*                  79,920
                                                -----------

             TELECOMMUNICATIONS (3.2%)
    11,300   AT&T Corp.                             195,631
     9,300   AT&T Liberty Media Group*              126,131
     5,700   Bellsouth Corp.                        233,344
       400   Broadwing, Inc.*                         9,125
    11,200   Nextel Communications, Inc.*           277,200
    14,300   Qwest Communications
             International, Inc.*                   586,300
    22,800   SBC Communications, Inc.             1,088,699
    11,900   Sprint Corp. (PCS Group)*              243,206
    13,500   Verizon Communications, Inc.           676,688
    10,500   Worldcom, Inc.*                        147,656
                                                -----------
                                                  3,583,980
                                                -----------

             TOBACCO (1.1%)
    28,700   Philip Morris Cos., Inc.             1,262,800
                                                -----------

             TRANSPORTATION SERVICES (0.0%)
     1,200   C.H. Robinson Worldwide, Inc.           37,725
                                                -----------

             UTILITIES (1.6%)
     2,200   Ameren Corp.                           101,888
     2,500   Cinergy Corp.                           87,813
     3,100   CMS Energy Corp.                        98,231
     2,800   Consolidated Edison, Inc.              107,800
     2,600   DTE Energy Co.                         101,238
     8,400   Entergy Corp.                          355,424
     2,000   Florida Power & Light, Inc.            143,499
     1,400   GPU, Inc.                               51,538
     2,035   NiSource, Inc.                          62,576
       350   Nisource, Inc. -- Sails*                   963

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             UTILITIES (CONTINUED)
     4,600   PG&E Corp.                         $    92,000
     1,700   Pinnacle West Capital Corp.             80,963
     3,500   Progress Energy Inc                    172,155
     1,100   Reliant Energy, Inc.                    47,644
     3,100   TXU Corp.                              137,369
     1,500   Wisconsin Energy Corp.                  33,844
     2,800   Xcel Energy, Inc.                       81,375
                                                -----------
                                                  1,756,320
                                                -----------
             TOTAL COMMON STOCKS (cost
             $70,506,530)                        66,654,816
                                                -----------

-----------
  PRINCIPAL
-----------
              ASSET BACKED SECURITIES (2.5%)
              BANK, INSURANCE & FINANCE (2.5%)
$   560,000   Capital Auto Receivables Asset
              Trust,
              6.30% 05/15/04                        561,139
  1,035,000   First Omni Credit Card Master
              Trust,
              Series 96-A, Class A, 6.65%,
              09/15/03                            1,035,724
    700,000   Sears Credit Account Master
              Trust,
              Series 95-5, Class A, 6.05%,
              01/15/08                              702,779
    525,000   Standard Credit Card Master
              Trust,
              Series 94-4, Class A, 8.25%,
              11/7/03                               534,151
                                               ------------
              TOTAL ASSET BACKED SECURITIES
              (cost $2,816,509)                   2,833,793
                                               ------------

              CORPORATE BONDS (11.7%)
              AUTOMOBILES (2.4%)
    900,000   Daimler Benz Vehicle Trust,
              5.22%,
              12/22/03                              891,072
  1,850,000   Honda Auto Lease Trust, 6.45%,
              09/16/02                            1,854,187
                                               ------------
                                                  2,745,259
                                               ------------

              AUTOMOTIVE PARTS & SUPPLIES (0.0%)
    125,000   Breed Technologies, Inc.,
              9.25%,
              04/15/08                                   13
                                               ------------

              BANKS (1.2%)
    725,000   Bank of America Corp., 6.63%,
              06/15/04                              729,078
    670,973   First Union -- Chase Commercial
              Mortgage, 6.36%, 06/15/08             676,956
                                               ------------
                                                  1,406,034
                                               ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               41

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              BROADCAST MEDIA/CABLE TELEVISION (0.8%)
$    13,844   Adelphia Communications Corp.,
              9.50%, 02/15/04                  $     13,256
    150,000   Koninklijke Kpn NV, 8.38%,
              10/01/30                              130,659
    475,000   Tci Communications, Inc.,
              7.88%,
              02/15/26                              464,133
    290,000   Time Warner, Inc., 8.11%,
              08/15/06                              307,645
                                               ------------
                                                    915,693
                                               ------------

              ELECTRIC UTILITIES (0.9%)
    325,000   FPL Group Capital, Inc., 7.63%,
              09/15/06                              341,634
    600,000   FPL Group Capital, Inc., 7.38%,
              06/01/09                              619,040
                                               ------------
                                                    960,674
                                               ------------
              FINANCIAL PRODUCTS/SERVICES (3.0%)
    725,000   Ford Credit Auto Owner Trust,
              7.06%, 04/15/03                       728,900
    725,000   Ford Motor Credit Co., 7.38%,
              10/28/09                              724,332
    460,000   Household Finance Corp., 8.00%,
              07/15/10                              485,441
    672,280   Morgan Stanley Capital I,
              5.91%,
              04/15/08                              667,707
    642,685   Morgan Stanley Capital I,
              6.22%,
              06/03/30                              645,474
                                               ------------
                                                  3,251,854
                                               ------------

              HOTELS/MOTELS (0.1%)
    150,000   Cendant Corp., 7.75%, 12/01/03        146,039
                                               ------------

              INSURANCE (0.3%)
    380,000   Axa SA, 8.60%, 12/15/30               391,088
                                               ------------

              OIL & GAS (0.5%)
    285,000   Amerada Hess Corp., 7.88%,
              10/01/29                              297,996
    295,000   Coastal Corp., 6.50%, 05/15/06        292,593
                                               ------------
                                                    590,589
                                               ------------

              SHIPPING/TRANSPORTATION (0.1%)
    125,000   Teekay Shipping Corp., 8.32%,
              02/01/08                              120,000
                                               ------------

              TELECOMMUNICATIONS (2.4%)
    550,000   BellSouth Capital Funding,
              7.88%,
              02/15/2030                            564,482
    225,000   British Telecom PLC, 8.13%,
              12/15/10                              228,043

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   115,000   British Telecom PLC, 8.63%,
              12/15/30                         $    115,148
    250,000   Cox Communications, Inc.,
              7.75%,
              08/15/06                              259,599
    220,000   Cox Communications, Inc.,
              7.75%,
              11/1/10                               228,470
    200,000   Dominion Resources, Inc.,
              8.13%,
              06/15/10                              216,030
    425,000   GTE Corp., 6.94%, 04/15/28            395,006
    500,000   Tele-Communications, Inc.,
              7.88%
              08/01/13                              509,265
    160,000   Telefonica Europe BV, 7.75%,
              09/15/10                              161,971
                                               ------------
                                                  2,678,014
                                               ------------
              TOTAL CORPORATE BONDS (cost
              $13,033,218)                       13,205,257
                                               ------------

              MORTGAGE BACKED SECURITIES (19.3%)
              FEDERAL HOME LOAN MORTGAGE CORPORATION (1.1%)
    450,000   6.25%, 07/15/04****                   458,009
    798,678   6.50%, 06/01/29 -- 12/01/30           787,698
                                               ------------
                                                  1,245,707
                                               ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.0%)
  1,082,000   7.00%, 07/15/05****                 1,135,534
  1,067,000   7.13%, 06/15/10****                 1,155,414
     29,278   6.50%, 06/01/13                        29,346
    292,382   7.00%, 05/01/15                       295,403
    262,620   7.50%, 05/01/30                       266,433
  1,000,000   Dwarf TBA, 6.00%, 01/01/31***         967,188
  1,025,000   Dwarf TBA, 7.00%, 01/24/15***       1,035,250
    755,000   Dwarf TBA, 7.00%, 01/01/31***         755,472
    780,463   6.00%, 12/01/28 -- 01/01/29           755,597
  3,938,877   6.50%, 04/01/13 -- 11/01/29         3,886,616
  2,117,838   7.00%, 02/01/29 -- 04/01/30         2,120,851
                                               ------------
                                                 12,403,104
                                               ------------

              FINANCIAL SERVICES (7.2%)
     91,051   Contimortgage Home Equity Loan
              Trust, 6.13%, 03/15/13                 90,821
    805,000   CS First Boston Mortgage
              Securities
              Corp., 6.52%, 07/17/07                814,897
  1,500,000   CS First Boston Mortgage
              Securities
              Corp., Series 1198-C1, Class
              A1B,
              6.48%, 05/17/08                     1,507,931
  1,000,000   LB Commercial Conduit Mortgage
              Trust, 6.48%, 01/18/08              1,000,820
  1,250,000   LB Commercial Conduit Mortgage
              Trust,7.33%, 9/15/09                1,322,422

 42              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              MORTGAGE BACKED SECURITIES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   830,000   Merrill Lynch Mortgage
              Investor, Inc.,
              6.39%, 02/15/30                  $    830,956
    630,404   Morgan Stanley Capital I,
              6.34%,
              11/15/07                              635,798
  1,000,000   Morgan Stanley Capital I,
              6.17%,
              10/03/08                              984,165
    865,000   Residential Asset Securities
              Corp.,
              7.36% 1/25/26                         881,090
                                               ------------
                                                  8,068,900
                                               ------------
              TOTAL MORTGAGE BACKED
              SECURITIES (cost $20,894,405)      21,717,711
                                               ------------

              U.S. GOVERNMENT LONG-TERM OBLIGATIONS (6.3%)
    770,000   Federal Home Loan Bank, 6.75%,
              02/15/02****                          778,541
    500,000   U.S. Treasury Bond, 8.88%,
              02/15/19                              687,058
    685,000   U.S. Treasury Bond, 6.75%,
              08/15/26                              791,496
  1,350,000   U.S. Treasury Bond, 5.25%,
              02/15/29                            1,296,211
    620,000   U.S. Treasury Bond, 6.13%,
              08/15/29                              675,218

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT LONG-TERM OBLIGATIONS
              (CONTINUED)
$ 1,290,000   U.S. Treasury Note, 5.63%,
              11/30/02                         $  1,300,582
  1,395,000   U.S. Treasury Note, 5.75 %,
              11/15/05                            1,440,391
    150,000   U.S. Treasury Note, 5.75%
              08/15/10                              157,207
                                               ------------
                                                  6,348,163
                                               ------------
              TOTAL U.S. GOVERNMENT LONG-TERM
              OBLIGATIONS (cost $6,863,805)       7,126,704
                                               ------------

              REPURCHASE AGREEMENT (3.0%)
  3,364,000   Fifth Third Bank, 5.65%,
              01/02/01,
              (Collateralized by $3,364,000
              FNMA Pool #252348, 6.50%,
              03/01/19, market
              value $3,431,449)                   3,364,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $3,364,000)                   3,364,000
                                               ------------
              TOTAL INVESTMENTS (cost
              $117,478,467)(a) -- 102.1%        114,902,281
              LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (2.1)%                   (2,325,438)
                                               ------------
TOTAL NET ASSETS -- 100.0%                     $112,576,843
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,209,403. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $  8,336,442
            Unrealized depreciation                         (12,122,031)
                                                           ------------
            Net unrealized depreciation                    $ (3,785,589)
                                                           ============

*    Denotes a non-income producing security.

**   Denotes a restricted security acquired and eligible for resale under Rule
     (144A) which limits the resale to certain qualified buyers.

***  Mortgage Dollar Rolls. See note 1.

**** Segregated as collateral for mortgage dollar rolls.

ADR          American Depositary Receipt
FNMA         Federal National Mortgage Association
NV           Naankize Vennootschap (Dutch Corporation)
SA           Societe Anonyme (French Corporation)
TBA          To Be Announced

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               43

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (29.3%)
              AEROSPACE/DEFENSE (0.4%)
$   315,000   Lockheed Martin, 8.50%, 12/01/29  $    357,464
    100,000   Raytheon Co., 6.15%, 11/01/08           95,690
    105,000   United Technologies Corp.,
              7.13%, 11/15/10                        110,691
                                                ------------
                                                     563,845
                                                ------------

              AUTO PARTS & EQUIPMENT (0.4%)
    575,000   Hayes Lemmerz International,
              Inc., Series B, 8.25%, 12/15/08        370,875
    150,000   Hayes Lemmerz Wheels,
              9.13%, 07/15/07                         99,000
     95,000   Lear Corp., 8.11%, 05/15/09             86,344
                                                ------------
                                                     556,219
                                                ------------

              AUTOMOTIVE (0.6%)
    500,000   Daimler Chrysler Corp.,
              7.13%, 03/01/02                        498,521
    350,000   Ford Motor Co., 7.45%, 07/16/31        329,210
                                                ------------
                                                     827,731
                                                ------------

              BANKING (1.6%)
    295,000   Bank One Corp., 6.00%, 02/17/09        270,093
    105,000   Bank One Corp., 7.88%, 08/01/10        109,379
    240,000   Chase Manhattan Corp., 7.00%,
              11/15/09                               238,914
    495,000   Citigroup Inc., 7.25%, 10/01/10        510,033
    195,000   PNC Funding Corp., 7.50%,
              11/01/09                               201,673
    110,000   PNC Institutional Capital A,
              7.95%, 12/15/26*                        99,956
    185,000   State Street Corp., 7.65%,
              06/15/10                               197,077
    455,000   Washington Mutual Capital I,
              8.38%, 06/01/27                        424,149
                                                ------------
                                                   2,051,274
                                                ------------
              BROADCAST MEDIA (1.2%)
    235,000   British Sky Broadcasting, 8.20%,
              07/15/09                               222,280
    160,000   Clear Channel Communications,
              7.65%, 09/15/10                        163,487
    400,000   Echostar DBS Corp., 9.38%,
              02/01/09                               388,000
    510,000   News America Holdings, 8.88%,
              04/26/23                               528,919
    180,000   Time Warner Inc., 6.63%,
              05/15/29                               163,180
    150,000   Time Warner, Inc., 7.57%,
              02/01/24                               150,004
                                                ------------
                                                   1,615,870
                                                ------------

              CABLE (2.7%)
    750,000   Adelphia Communications Corp.,
              9.38%, 11/15/09                        659,999
    125,000   Adelphia Communications Corp.,
              Series B, 9.88%, 03/01/07              116,563

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              CABLE (CONTINUED)
$   450,000   Callahan Nordrhein-Westf,
              14.00%, 07/15/10*                 $    402,750
    350,000   Charter Communications LLC,
              Series B, 10.25%, 01/15/10             341,250
    295,000   Cox Communications, Inc., 7.75%,
              11/01/10                               306,357
    425,000   CSC Holdings, Inc., 7.25%,
              07/15/08                               413,077
    125,000   CSC Holdings, Inc., 7.63%,
              07/15/18                               113,932
    600,000   NTL, Inc., Series B, 0/9.75%,
              04/01/08                               330,000
    775,000   RCN Corp., 0/11.13%, 10/15/07          271,250
    150,000   Telewest Communications PLC,
              0/11.00%, 10/01/07                     133,500
    775,000   Telewest Communications PLC,
              0/9.25%, 04/15/09                      364,250
    250,000   United Pan-Europe
              Communications, 10.88%, 08/01/09       160,000
                                                ------------
                                                   3,612,928
                                                ------------

              CHEMICALS/PLASTICS (0.6%)
    360,000   Huntsman Corp., 10.13%, 07/01/09       350,100
    450,000   Lyondell Chemical Co., 9.63%,
              05/01/07                               436,500
                                                ------------
                                                     786,600
                                                ------------

              CONSTRUCTION & BUILDING MATERIALS (0.2%)
    365,000   Nortek, Inc., 8.88%, 08/01/08          323,025
                                                ------------

              DIVERSIFIED (0.2%)
    300,000   Hutchison Whampoa Ltd., 7.45%,
              08/01/17*                              281,250
                                                ------------

              ENVIRONMENTAL CONTROLS (0.7%)
    900,000   Waste Management, Inc., 7.13%,
              10/01/07                               869,567
                                                ------------

              FINANCIAL PRODUCTS/SERVICES (3.7%)
    225,000   Ahold Finance USA, Inc., 8.25%,
              07/15/10                               238,428
    280,000   Ahold Finance USA, Inc., 6.88%,
              05/01/29                               241,736
    275,000   EOP Operating LP, 7.25%,
              06/15/28                               237,151
    185,000   EOP Operating LP, 7.50%,
              04/19/29                               166,725
    645,000   Ford Motor Credit Co., 7.38%,
              10/28/09                               644,407
    155,000   GMAC, 7.75%, 01/19/10                  159,717
    215,000   Goldman Sachs Group, 6.65%,
              05/15/09                               210,000
    115,000   Goldman Sachs Group, 7.35%,
              10/01/09                               117,443
    360,000   GS Escrow Corp., 7.13%, 08/01/05       338,275

 44              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              FINANCIAL PRODUCTS/SERVICES (CONTINUED)
$   350,000   Hartford Financial Services,
              7.90%, 06/15/10                   $    376,747
    235,000   Household Finance Co., 5.88%,
              02/01/09                               216,685
    250,000   Ing Cap Funding Trust III,
              8.44%, 12/29/49                        254,340
    295,000   John Hancock, 7.38%, 02/15/24*         286,136
    165,000   Lehman Holdings, Inc., 8.25%,
              06/15/07                               173,107
     30,000   Merrill Lynch & Co., 6.00%,
              11/15/04                                29,681
    390,000   Nisource Finance Corp., 7.88%,
              11/15/10*                              409,706
    410,000   Qwest Capital Funding, 7.90%,
              08/15/10*                              420,571
    200,000   TPSA Finance BV, 7.75%,
              12/10/08*                              190,258
                                                ------------
                                                   4,711,113
                                                ------------

              FOOD PRODUCTS/SERVICES (0.4%)
    300,000   Smithfield Foods, Inc., 7.63%,
              02/15/08                               280,125
    300,000   Unilever Capital Corp., 7.13%,
              11/01/10                               314,286
                                                ------------
                                                     594,411
                                                ------------
              FOREIGN BANKING (1.2%)
    310,000   Bayer Hypo-Vereinsbank Trust,
              8.74%, 06/30/31*                       297,562
    185,000   BNP Paribas, 9.00%, 12/31/49*          192,481
 94,000,000   KFW International Finance,
              2.05%, 09/21/09 (JPY)                  857,867
    180,000   Sudwest Landes Bank, 17.50%,
              05/05/03 (PLZ)                          44,428
    150,000   UBS Preferred Funding Trust I,
              8.62%, 10/01/49                        157,430
    100,000   Unicredito Italian Capital
              Trust, 9.20%, 10/29/49*                102,289
                                                ------------
                                                   1,652,057
                                                ------------

              HEALTH CARE/HEALTH CARE SERVICES (1.4%)
    500,000   Columbia/HCA Healthcare Corp.,
              6.91%, 06/15/05                        481,788
    250,000   Fresenius Medical Care Capital
              Trust I, 9.00%, 12/01/06               240,000
    500,000   HCA -- The Healthcare Co.,
              8.75%, 09/01/10                        527,981
    625,000   Tenet Healthcare Corp., Series
              B, 8.13%, 12/01/08                     631,250
                                                ------------
                                                   1,881,019
                                                ------------

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              HOTELS/CASINOS (2.0%)
$   625,000   Harrah's Operating Co., Inc.,
              7.88%,
              12/15/05                          $    621,875
    515,000   Hilton Hotels, 7.95%, 04/15/07         517,393
    125,000   HMH Properties, Inc., Series C,
              8.45%, 12/01/08                        121,250
    250,000   HMH Properties, Inc., Sr. Note,
              Series A, 7.88%, 08/01/05              240,625
    375,000   Horseshoe Gaming Holdings,
              8.63%, 05/15/09                        367,031
    120,000   International Game Technology,
              8.38%, 05/15/09                        119,700
    350,000   Park Place Entertainment, 7.89%,
              12/15/05                               343,000
    375,000   Station Casinos, 8.88%, 12/01/08       367,500
                                                ------------
                                                   2,698,374
                                                ------------

              INSURANCE (1.4%)
    240,000   Anthem Insurance, 9.13%,
              04/01/10*                              235,771
    170,000   Anthem Insurance, 9.00%,
              04/01/27*                              146,617
    460,000   AXA Financial, Inc., 7.75%,
              08/01/10                               489,501
    150,000   AXA SA, 8.60%, 12/15/30                154,377
    265,000   Metropolitan Life Insurance Co.,
              7.80%, 11/01/25*                       245,814
    500,000   Prudential Insurance Co., 8.30%,
              07/01/25*                              524,140
                                                ------------
                                                   1,796,220
                                                ------------

              INTERNET (0.1%)
    400,000   Rhythms Netconnections, 14.00%,
              02/15/10                                92,000
                                                ------------

              MANUFACTURING (0.7%)
    275,000   Flowserve Corp., 12.25%,
              08/15/10                               273,625
    105,000   Owens-Illinois, Inc., 7.35%,
              05/15/08                                55,650
    620,000   Owens-Illinois, Inc., 7.50%,
              05/15/10                               322,400
    250,000   Pacifica Papers, Inc., 10.00%,
              03/15/09                               248,750
                                                ------------
                                                     900,425
                                                ------------

              METAL MINING (0.1%)
     90,000   Alcoa Inc., 7.38%, 08/01/10             95,107
    125,000   Murrin Murrin Holdings, 9.38%,
              08/31/07                                93,750
                                                ------------
                                                     188,857
                                                ------------

              OIL & GAS (0.7%)
    150,000   Nuevo Energy Co., 9.38%,
              10/01/10*                              150,375
    150,000   Pemex Project Funding Master
              Trust, 9.13%, 10/13/10                 149,250
    300,000   Petroleos Mexicanos, 9.50%,
              09/15/27                               309,000

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               45

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              OIL & GAS (CONTINUED)
$   350,000   Union Oil of California, 7.35%,
              06/15/09                          $    360,671
                                                ------------
                                                     969,296
                                                ------------

              PAPER & FOREST PRODUCTS (0.1%)
    200,000   Tjiwi Kimia International BV,
              13.25%, 08/01/01                       160,566
                                                ------------

              REAL ESTATE INVESTMENT/MANAGEMENT (0.1%)
    150,000   Spieker Properties, LP, 7.25%,
              05/01/09                               149,010
                                                ------------

              RETAIL (2.0%)
    485,000   Albertsons, Inc., 7.45%,
              08/01/29                               434,671
    150,000   Federated Department Stores,
              6.30%, 04/01/09                        136,308
    355,000   Federated Department Stores,
              6.90%, 04/01/29                        286,199
    350,000   Kroger Co., 8.05%, 02/01/10            376,402
    600,000   Musicland Group, Inc., 9.88%,
              03/15/08                               599,999
    225,000   Target Corp., 7.50%, 08/15/10          237,252
     75,000   Wal-Mart Stores, 6.88%, 08/10/09        78,367
    425,000   Wal-Mart Stores, 7.55%, 02/15/30       471,603
                                                ------------
                                                   2,620,801
                                                ------------

              STEEL MANUFACTURING/PRODUCTS (0.1%)
    400,000   National Steel Corp., Series D,
              9.88%
              03/01/09                               160,000
                                                ------------

              TELECOMMUNICATIONS (6.5%)
    525,000   AT&T Corp., 6.50%, 03/15/29            419,921
    350,000   BellSouth Telecommunications,
              6.38%, 06/01/28                        305,800
    325,000   British Telecom PLC, 8.63%,
              12/15/30                               325,418
    525,000   Centennial Cellular Corp.,
              10.75%, 12/15/08                       493,500
    355,000   Deutsche Telekom, 8.00%,
              06/15/10                               361,448
    435,000   Exodus Communications, Inc.,
              11.63%, 07/15/10*                      387,150
    550,000   Focal Communications, 11.88%,
              01/15/10                               374,000
    600,000   Global Crossing Holding Co.,
              Ltd., 9.63%, 05/15/08                  564,000
    135,000   GTE Corp., 6.94%, 04/15/28             125,473
    200,000   Intermedia Communications, Inc.,
              8.50%, 01/15/08                        140,000
    450,000   Intermedia Communications, Inc.,
              Series B, 0/11.25%, 07/15/07           270,000
    500,000   Level Three Communications,
              Inc., 0/12.88%, 03/15/10               232,500

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   450,000   Lucent Technologies, 6.45%,
              03/15/29                          $    306,200
    750,000   Nextel Communications, Inc.,
              0/10.65%, 09/15/02                     592,499
    325,000   Nextel Communications, Inc.,
              0/9.75%, 10/31/07                      240,500
    400,000   Nextel Communications, Inc.,
              0/9.95%, 02/15/08                      292,000
    500,000   Nextlink Communications, Inc.,
              10.75% 11/15/08                        412,500
    350,000   Nextlink Communications, Inc.,
              0/12.25%, 06/01/09                     168,000
    300,000   Primus Telecommunications Group,
              11.25%, 01/15/09                        81,000
    285,000   Primus Telecommunications Group,
              12.75, 10/15/09                         76,950
    525,000   PSINet, Inc., Series B, 10.00%,
              02/15/05                               136,500
    350,000   PSINet, Inc., Series B, 11.00%,
              08/01/09                                91,000
    550,000   PTC International Finance BV,
              0/10.75%, 07/01/07                     401,500
    275,000   RSL Communications LTD, 12.25%,
              11/15/06                                20,625
    605,000   RSL Communications PLC, 9.13%,
              03/01/08                                24,200
    300,000   Sprint Capital Corp., 5.70%,
              11/15/03                               289,009
    200,000   Telekom Malaysia Global Inc.,
              8.00%, 12/07/10                        203,939
  1,940,000   WinStar Communications,
              0/14.75%, 04/15/10                     543,200
    615,000   Worldcom Inc., 6.95%, 08/15/28         522,088
                                                ------------
                                                   8,400,920
                                                ------------

              UTILITIES/POWER PRODUCERS (0.2%)
    300,000   CMS Energy Corp., Sr. Note,
              7.50%, 01/15/09                        275,158
                                                ------------
              TOTAL CORPORATE BONDS
              (cost $40,882,912)                  38,738,536
                                                ------------

              SOVEREIGN BONDS (17.3%)
              ALGERIA (0.2%)
    327,500   Algeria Tranche 3, 7.69%,
              03/04/01                               248,900
                                                ------------

              ARGENTINA (0.7%)
    846,000   Republic of Argentina, 7.63%,
              03/31/05***                            771,504
    230,000   Republic of Argentina, 11.75%,
              06/15/15                               208,150
                                                ------------
                                                     979,654
                                                ------------

 46              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              SOVEREIGN BONDS (CONTINUED)
              BRAZIL (1.2%)
$   352,000   Brazil-EI Bearer Brazil, 7.63%,
              04/15/06***                       $    328,865
    250,000   Federal Republic of Brazil,
              11.63%, 04/15/04                       259,875
    300,000   Federal Republic of Brazil,
              14.50%, 10/15/09                       331,200
    280,762   Federal Republic of Brazil,
              C-Bond, 8.00%, 04/15/14                216,538
    300,000   Republic of Brazil, 12.25%,
              03/06/30                               277,500
    189,637   Republic of Brazil, C-Bond,
              Series L, 8.00%, 04/15/14              146,257
                                                ------------
                                                   1,560,235
                                                ------------
              BULGARIA (0.2%)
    300,000   National Republic of Bulgaria,
              7.75%, 07/28/11***                     225,008
                                                ------------
              CANADA (0.1%)
     70,000   Province of Quebec, 7.13%,
              02/09/24                                71,368
                                                ------------

              COLUMBIA (0.3%)
    350,000   Republic of Columbia, 10.88%,
              03/09/04                               337,750
    100,000   Republic of Columbia, 11.75%,
              02/25/20                                85,500
                                                ------------
                                                     423,250
                                                ------------

              FRANCE (2.9%)
  3,900,000   Government of France, 5.25%,
              04/25/08 (EUR)                       3,773,693
                                                ------------
              GERMANY (4.7%)
  3,720,000   Deutschland Republic, 5.63%,
              01/04/28 (EUR)                       3,615,133
  2,650,000   Treuhananstalt, 7.50%, 09/09/04
              (EUR)                                2,737,563
                                                ------------
                                                   6,352,696
                                                ------------

              ITALY (0.2%)
    235,000   Buoni Poliennali Del Tesson,
              9.50%, 02/01/01 (EUR)                  221,355
    120,000   Buoni Poliennali Del Tesson,
              5.25%, 11/01/29 (EUR)                  104,487
                                                ------------
                                                     325,842
                                                ------------

              IVORY COAST (0.0%)
    225,000   Ivory Coast, FLIRB, 2.00%,
              03/29/18                                24,800
                                                ------------
              KOREA (0.3%)
    400,000   Republic of Korea, 8.88%,
              04/15/08                               431,000
                                                ------------

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              SOVEREIGN BONDS (CONTINUED)
              MEXICO (1.5%)
$   150,000   United Mexican States, 10.38%,
              02/17/09                          $    164,025
    300,000   United Mexican States, 9.88%,
              02/01/10                               321,900
    750,000   United Mexican States, 7.41%,
              12/31/19***                            750,179
    100,000   United Mexican States Global
              Bonds, 11.50%, 05/15/26                121,500
    450,000   United Mexican States, Series
              W-A, 6.25%, 12/31/19                   407,250
    250,000   United Mexican States, Series
              W-B, 6.25%, 12/31/19                   226,250
                                                ------------
                                                   1,991,104
                                                ------------

              MOROCCO (0.1%)
    207,577   Kingdom of Morocco, R & C A,
              7.56%, 01/01/09***                     179,554
                                                ------------

              PANAMA (0.1%)
    100,000   Republic of Panama, 10.75%,
              05/15/20                                98,500
                                                ------------

              PERU (0.1%)
    150,000   Republic of Peru, 3.75%,
              03/07/17***                             87,426
                                                ------------

              PHILIPPINES (0.2%)
    100,000   Bangko Sentral Pilipinas, 8.60%,
              06/15/27                                66,000
    200,000   Republic of Philippines, 10.63%,
              03/16/25                               164,000
                                                ------------
                                                     230,000
                                                ------------

              RUSSIA (0.9%)
    250,000   Ministry Finance Russia, 10.00%,
              06/26/07                               183,438
    250,000   Russian Federation, 8.25%,
              03/31/10                               155,938
    400,000   Russian Federation, 12.75%,
              06/24/28                               332,500
    250,000   Russian Federation, 2.50%,
              03/31/30 ***                            93,438
  1,100,000   Russian Federation, 2.50%,
              03/31/30                               411,674
                                                ------------
                                                   1,176,988
                                                ------------

              SPAIN (3.1%)
  4,000,000   Bonos Y Oblig Del Estado, 5.15%,
              07/30/09 (EUR)                       3,763,219
    330,000   Bonos Y Oblig Del Estado, 6.15%,
              01/31/13 (EUR)                         332,705
                                                ------------
                                                   4,095,924
                                                ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               47

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              SOVEREIGN BONDS (CONTINUED)
              SWEDEN (0.1%)
$   900,000   Sweden Government, 10.25%,
              05/05/03 (SEK)                    $    107,711
                                                ------------

              UKRAINE (0.1%)
    100,000   Ukraine Government, 11.00%,
              03/15/07                                69,500
                                                ------------

              VENEZUELA (0.3%)
    250,000   Venezuela Government, 6.75%,
              03/31/20                               183,750
    333,331   Venezuela Government, FLIRB,
              Series A, 7.38%, 12/18/07***           267,308
                                                ------------
                                                     451,058
                                                ------------
              TOTAL SOVEREIGN BONDS
              (cost $22,183,735)                  22,904,211
                                                ------------

              U.S. GOVERNMENT AGENCIES (56.4%)
  8,000,000   FHLB, 6.45%, 01/10/01****            7,986,392
  2,000,000   FHLB, 6.27%, 03/07/01****            1,977,778
  6,000,000   FHLMC, 6.43%, 01/19/01****           5,979,816
 10,000,000   FHLMC, 6.40%, 01/30/01****           9,946,666
  9,000,000   FHLMC, 6.30%, 02/06/01****           8,941,725
  5,000,000   FHLMC, 6.25%, 02/13/01****           4,961,806
        136   FHLMC, IE, Series 1103, Class N,
              1156.5%, 06/15/21                        3,207
  2,000,000   FNMA, 5.75%, 6/15/05****             2,001,286
  2,100,000   FNMA, 7.13%, 06/15/10****            2,274,008
  4,100,000   FNMA, 7.25%, 05/15/30****            4,674,029

------------------------------------------------------------
                                                   MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES (CONTINUED)
$13,000,000   FNMA, 7.00%, 01/01/31**           $ 13,008,125
  9,500,000   FNMA, 7.50%, 01/01/31**              9,627,661
  3,000,000   FNMA, 8.00%, 01/16/31**              3,068,436
                                                ------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (cost $73,078,148)                  74,450,935
                                                ------------

              U.S. GOVERNMENT OBLIGATIONS (11.4%)
              U.S. TREASURY NOTES (11.4%)
 11,500,000   U.S. Treasury Note, 6.50%,
              03/31/02****                        11,645,084
  3,200,000   U.S. Treasury Note, 7.50%,
              02/15/05                             3,480,294
                                                ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $15,047,538)                  15,125,378
                                                ------------

              REPURCHASE AGREEMENT (9.1%)
 12,044,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $12,187,744 GNMA 7.00%,
              06/20/2023, market value
              $12,285,482)                        12,044,000
                                                ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $12,044,000)                  12,044,000
                                                ------------
              TOTAL INVESTMENTS
              (cost $163,236,333)
              (a) -- 123.5%                      163,263,060
              OTHER LIABILITIES IN EXCESS OF
              ASSETS -- (23.5)%                  (31,036,449)
                                                ------------
TOTAL NET ASSETS -- 100.0%                      $132,226,611
                                                ============

--------------------------------------------------------------------------------

(a) Represent cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19,114. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                        $ 3,737,988
            Unrealized depreciation                         (3,730,375)
                                                           -----------
            Net unrealized appreciation                    $     7,613
                                                           ===========

* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

**   Mortgage Dollar Roll.

*** Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2000.

**** Segregated as collateral for mortgage dollar rolls.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

 48              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

BV           Private Company
C-Bond       Capitalization Bond
(EUR)        Principal amount denominated in Euro
FHLB         Federal Home Loan Bond
FHLMC        Federal Home Loan Mortgage Corporation
FLIRB        Front-Loaded Interest Reduction Bond
FNMA         Federal National Mortgage Association
GNMA         Government National Mortgage Association
IE           IOETTE
(JPY)        Principal amount denominated in Japanese Yen
LLC          Limited Liability Company
LP           Limited Partnership
PLC          Public Limited Company (British or Irish)
(PLZ)        Principal amount denominated in Polish Zloty
R&CA         Restructuring and Consolidation Agreement
(SEK)        Principal amount denominated in Swedish Krones

At December 31, 2000, the Fund's forward currency contracts were as follows:

                                                                              UNREALIZED
                                 DELIVERY                                   APPRECIATION/
           CURRENCY                DATE     CONTRACT VALUE   MARKET VALUE   (DEPRECIATION)
           --------              --------   --------------   ------------   --------------
SHORT CONTRACTS:
Euro                             1/26/01      $1,417,759      $1,581,875      $(164,116)
Japanese Yen                     1/26/01       1,597,459       1,493,492        103,967
                                              ----------      ----------      ---------
    TOTAL SHORT CONTRACTS                     $3,015,218      $3,075,367      $ (60,149)
                                              ==========      ==========      =========
LONG CONTRACTS:
British Pound                    3/14/01      $1,183,747      $1,219,123      $  35,376
Canadian Dollar                  3/05/01       1,621,429       1,667,008         45,579
Euro                             1/26/01         926,327       1,009,208         82,881
Japanese Yen                     1/26/01         470,365         439,282        (31,083)
                                              ----------      ----------      ---------
    TOTAL LONG CONTRACTS                      $4,201,868      $4,334,621      $ 132,753
                                              ==========      ==========      =========

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               49

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (99.9%)
               AEROSPACE (0.6%)
     108,700   BE Aerospace, Inc.*              $  1,739,200
                                                ------------

               AUTO/FINANCE (0.8%)
      86,400   Navistar International Corp.*       2,262,600
                                                ------------

               BROADCASTING & TELEVISION (5.7%)
     204,300   Citadel Communications Corp.*       2,451,600
     218,100   Cumulus Media, Inc., Class A*         790,613
     231,400   Emmis Communications Corp.*         6,638,287
     101,300   Entercom Communications Corp.*      3,488,519
     212,600   Intertan Inc.*                      2,471,475
                                                ------------
                                                  15,840,494
                                                ------------

               BUSINESS SERVICES (1.0%)
     224,600   Kforce.com, Inc.*                     687,838
     324,600   Profit Recovery Group
               International*                      2,069,325
      29,200   Superior Consultant Holdings
               Ltd.*                                  80,300
                                                ------------
                                                   2,837,463
                                                ------------
               CHEMICALS (8.0%)
     312,500   Agrium, Inc.                        4,570,312
      19,300   Arch Chemicals, Inc.                  342,575
     266,300   Crompton Corp.                      2,796,150
     134,000   Georgia Gulf Corp.                  2,286,375
     237,100   IMC Global, Inc.                    3,689,868
      80,900   Lubrizol Corp.                      2,083,175
     608,000   PolyOne Corp.                       3,572,000
     213,200   Wellman, Inc.                       3,011,450
                                                ------------
                                                  22,351,905
                                                ------------
               COMPUTER EQUIPMENT (4.4%)
     116,100   Inter-Tel, Inc.                       892,519
     203,300   Maxtor Corp.*                       1,137,209
     410,800   Quantum Corp. -- DLT & Storage
               Systems*                            5,468,775
     362,600   Quantum Corp.-Hard Disk Drive*      2,900,800
     446,200   SONICblue, Inc.*                    1,840,575
      13,400   Technology Solutions Co.*              28,475
                                                ------------
                                                  12,268,353
                                                ------------

               COMPUTER NETWORKING (1.0%)
     185,800   Foundry Networks, Inc.*             2,787,000
                                                ------------
               COMPUTER SOFTWARE & SERVICES (9.5%)
     180,700   Electronics for Imaging, Inc.*      2,518,506
     281,200   Gartner Group, Inc., Class A*       1,940,280
     209,600   General Semiconductor, Inc.*        1,310,000
      70,600   Infocus Corp.*                      1,041,350
   1,097,750   Informix Corp.*                     3,258,945

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE & SERVICES (CONTINUED)
     322,900   Keane, Inc.*                     $  3,148,275
     156,200   Legato Systems, Inc.*               1,161,738
     690,500   Marchfirst, Inc.*                   1,035,750
     328,200   Midway Games, Inc.*                 2,330,220
     434,700   Network Associates, Inc.*           1,820,306
     120,300   Perot Systems Corp., Class A*       1,105,256
     118,000   Project Software &
               Development, Inc.*                  1,266,656
     433,700   Silicon Graphics, Inc.*             1,734,800
     238,800   Systems & Computer
               Technology Corp.*                   2,940,225
                                                ------------
                                                  26,612,307
                                                ------------

               CONSTRUCTION & BUILDING MATERIALS (0.7%)
     356,400   Foster Wheeler Corp.                1,871,100
                                                ------------

               CONSUMER PRODUCTS (2.3%)
     231,700   Fleming Co.                         2,736,956
     147,800   Polaroid Corp.                        859,088
     201,600   Rayovac Corp.*                      2,860,200
                                                ------------
                                                   6,456,244
                                                ------------

               CONTAINERS (0.8%)
       4,600   Bemis Company, Inc.                   154,388
     229,400   Gaylord Container Corp., Class
               A*                                    229,400
      17,900   Sealed Air Corp.*                     545,950
      87,800   Smurfit-Stone Container Corp.*      1,311,512
                                                ------------
                                                   2,241,250
                                                ------------

               EDUCATIONAL SERVICES (0.6%)
     421,100   Modis Professional Services,
               Inc.*                               1,737,038
                                                ------------

               ELECTRIC AND ELECTRONIC EQUIPMENT (9.1%)
     164,000   ACT Manufacturing, Inc.*            2,583,000
     315,400   Allen Telecom, Inc.*                5,657,487
     146,800   Arrow Electronics, Inc.*            4,202,149
     131,800   Artesyn Technologies, Inc.*         2,092,325
     141,900   Credence Systems Corp.*             3,263,700
     162,600   ESS Technology, Inc.*                 833,325
     221,300   Hypercom Corp.*                       691,563
      74,100   Kent Electronics Corp.*             1,222,650
     196,600   Lam Research Corp.*                 2,850,700
      87,100   Trimble Navigation Ltd.*            2,090,400
                                                ------------
                                                  25,487,299
                                                ------------

               ELECTRONIC/MANUFACTURING & MACHINERY (0.7%)
     108,300   PRI Automation, Inc.*               2,030,625
                                                ------------

 50              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY (1.6%)
     466,600   Newpark Resources, Inc.*         $  4,461,863
                                                ------------
               FINANCIAL (0.0%)
       3,100   Knight Trading Group, Inc.*            43,206
                                                ------------

               FOODS (0.9%)
      95,800   Interstate Bakeries Corp.           1,347,188
      87,300   Tyson Foods, Inc., Class A          1,113,075
                                                ------------
                                                   2,460,263
                                                ------------

               FURNITURE AND HOME FURNISHINGS (0.3%)
      37,000   Leggett & Platt, Inc.                 700,688
                                                ------------
               HEALTH CARE (1.4%)
      77,300   Bausch & Lomb, Inc.                 3,125,819
      21,900   NBTY, Inc.*                           104,025
      63,100   VISX, Inc.*                           658,606
                                                ------------
                                                   3,888,450
                                                ------------

               IRON & STEEL (0.5%)
     129,800   UCAR International, Inc.*           1,265,550
                                                ------------

               LEISURE (1.6%)
     257,300   Six Flags, Inc.*                    4,422,344
                                                ------------

               MACHINERY (4.1%)
     271,200   AGCO Corp.                          3,288,300
      63,900   Brooks Automation, Inc.*            1,793,194
      52,400   Flowserve Corp.*                    1,120,050
     206,400   Mattson Technology, Inc.*           2,128,500
     130,400   Pentair, Inc.                       3,154,050
                                                ------------
                                                  11,484,094
                                                ------------

               MANUFACTURING/CONSUMER GOODS (0.3%)
      28,100   York International Corp.              862,319
                                                ------------

               METAL PROCESSORS (1.6%)
      98,900   Cominco Ltd.                        1,662,756
      93,200   Timken Co.                          1,409,650
     114,700   Wolverine Tube, Inc.                1,375,253
                                                ------------
                                                   4,447,659
                                                ------------
               OIL & GAS (7.5%)
      49,800   Friede Goldman Halter, Inc.*          177,413
     176,900   Global Industries Ltd.*             2,421,319
     593,500   Key Energy Services, Inc.*          6,194,655
      82,300   Ocean Energy, Inc.*                 1,429,963
     167,100   Oceaneering International,
               Inc.*                               3,248,006
     714,100   Parker Drilling Co.*                3,615,131

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL & GAS (CONTINUED)
     179,100   Varco International, Inc.*       $  3,895,425
                                                ------------
                                                  20,981,912
                                                ------------

               PAPER & FOREST PRODUCTS (1.4%)
     383,800   Abitibi Consolidated, Inc.          3,526,162
      25,900   Louisiana Pacific Corp.               262,238
                                                ------------
                                                   3,788,400
                                                ------------

               PRINTING/PUBLISHING (0.9%)
     106,200   American Greetings Corp., Class
               A                                   1,002,263
      47,500   Valassis Communications, Inc.*      1,499,218
                                                ------------
                                                   2,501,481
                                                ------------

               RESTAURANTS (1.2%)
      68,100   Outback Steakhouse, Inc.*           1,762,088
      77,800   Papa John's International,
               Inc.*                               1,731,050
                                                ------------
                                                   3,493,138
                                                ------------

               RETAIL (16.8%)
     115,800   Abercrombie & Fitch Co.*            2,316,000
     248,400   Ames Department Stores, Inc.*         357,075
     129,500   AnnTaylor Stores Corp.*             3,229,406
      81,900   Borders Group, Inc.*                  957,206
      54,500   Burlington Coat Factory
               Warehouse                           1,032,094
      20,600   Children's Place*                     417,150
     722,500   Circuit City Stores -- Circuit
               City Group                          8,308,749
      27,200   Claire's Stores, Inc.                 487,900
      91,700   Consolidated Stores Corp.*            974,313
      42,900   Finlay Enterprises, Inc.*             453,131
     149,100   Furniture Brands International,
               Inc.*                               3,140,419
     116,900   Micheal Stores, Inc.*               3,097,850
      58,000   Nordstrom, Inc.                     1,054,875
     543,700   Officemax, Inc.*                    1,563,138
     168,300   Regis Corp.                         2,440,350
     147,200   Ross Stores, Inc.                   2,484,000
     102,300   School Specialty, Inc.*             2,052,394
      91,700   ShopKo Stores, Inc.*                  458,500
     283,800   Sunglass Hut International,
               Inc.*                               1,454,475
     427,700   Tommy Hilfiger Corp.*               4,196,805
     125,500   Williams-Sonoma, Inc.*              2,510,000
     141,000   Zale Corp.*                         4,097,813
                                                ------------
                                                  47,083,643
                                                ------------

               SEMICONDUCTORS (3.1%)
     126,600   Actel Corp.*                        3,062,138
     235,200   Varian Semiconductor Equipment
               Associates., Inc.*                  5,586,000
                                                ------------
                                                   8,648,138
                                                ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               51

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               STEEL (2.1%)
     193,857   AK Steel Holding Corp.           $  1,696,249
      56,900   Allegheny Technologies, Inc.          903,288
      96,500   Maverick Tube Corp.*                2,183,312
       1,300   NS Group, Inc.*                        12,285
      62,100   USX-U.S. Steel Group                1,117,800
                                                ------------
                                                   5,912,934
                                                ------------

               TECHNOLOGY (2.5%)
     248,400   Avnet, Inc.                         5,340,600
     158,200   Ingram Micro, Inc.*                 1,779,750
                                                ------------
                                                   7,120,350
                                                ------------

               TELECOMMUNICATIONS EQUIPMENT (1.7%)
     313,500   ANTEC Corp.*                        2,478,609
     141,500   CommScope, Inc.*                    2,343,594
                                                ------------
                                                   4,822,203
                                                ------------
               TEXTILES (1.2%)
     135,200   Russell Corp.                       2,087,150
      40,000   Springs Industries, Inc., Class
               A                                   1,297,500
                                                ------------
                                                   3,384,650
                                                ------------

               TOYS & GAMES (0.5%)
     139,800   Hasbro, Inc.                        1,485,375
                                                ------------

------------------------------------------------------------
                                                   MARKET
      SHARES        SECURITY DESCRIPTION           VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (3.3%)
      28,300   Offshore Logistics, Inc.*        $    609,777
      79,000   Tidewater, Inc.                     3,505,625
      66,000   Yellow Corp.*                       1,343,720
     258,300   Trico Marine Services, Inc.*        3,987,506
                                                ------------
                                                   9,446,628
                                                ------------

               UTILITIES (0.2%)
      27,000   Wisconsin Energy Corp.                609,188
                                                ------------
               TOTAL COMMON STOCKS
               (cost $324,569,659)               279,837,354
                                                ------------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (5.5%)
$15,462,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collaterized by
              $15,670,849 GNMA #1998-9C,
              6.50%, 02/20/22 market value
              $15,772,013)                       15,462,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $15,462,000)                 15,462,000
                                               ------------
              TOTAL INVESTMENTS
              (cost
              $340,031,659)(a) -- 105.4%        295,299,354
              LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (5.4)%                  (15,189,376)
                                               ------------
TOTAL NET ASSETS -- 100.0%                     $280,109,978
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,195,879. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $ 21,624,179
            Unrealized depreciation                         (69,552,363)
                                                           ------------
            Net unrealized depreciation                    $(47,928,184)
                                                           ============

*  Denotes a non-income producing security.

GNMA         Government National Mortgage Association

See notes to financial statements.

 52              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (86.9%)
              ADVERTISING SERVICES (0.8%)
     24,100   Getty Images, Inc.*                $   771,200
                                                 -----------

              AEROSPACE/DEFENSE EQUIPMENT (0.5%)
     32,900   Midwest Express Holdings, Inc.*        483,219
                                                 -----------

              AUTO PARTS & EQUIPMENT (1.2%)
     43,700   O'Reilly Automotive, Inc.*           1,168,975
                                                 -----------

              BASIC RESOURCES (0.1%)
      8,000   Nanophase Technologies Corp.*           88,000
                                                 -----------

              BROADCASTING & TELEVISION (0.8%)
          2   Clear Channel Communications,
              Inc.*                                       97
     27,000   Emmis Communications Corp.*            774,562
                                                 -----------
                                                     774,659
                                                 -----------
              COMMERCIAL SERVICES (1.7%)
     16,400   Catalina Marketing Corp.*              638,575
     12,300   Coinstar, Inc.*                        187,575
     20,800   MemberWorks, Inc.*                     442,000
     10,400   Quanta Services, Inc.*                 334,750
                                                 -----------
                                                   1,602,900
                                                 -----------

              COMMUNICATION EQUIPMENT (0.2%)
      4,300   SBA Communications Corp.*              176,569
                                                 -----------
              COMPUTER NETWORKING (0.3%)
     16,700   Osicom Technologies, Inc.*             268,244
                                                 -----------

              COMPUTER SOFTWARE & SERVICES (7.6%)
     26,600   Actuate Corp.*                         508,725
     67,200   Allscripts, Inc.*                      627,900
     29,800   Citrix Systems, Inc.*                  670,499
     39,400   Digital Insight Corp.*                 711,662
      7,600   E. Piphany, Inc.*                      409,925
     47,000   Eprise Corp.*                           85,188
     17,100   FactSet Research Systems, Inc.         633,896
      9,800   Informax, Inc.*                        101,675
      8,500   IONA Technologies PLC -- ADR*          569,500
      6,500   Jack Henry & Associates, Inc.          403,813
     29,968   Niku Corp.*                            219,141
     20,900   OTG Software, Inc.*                    337,339
     22,100   ProBusiness Services, Inc.*            587,031
     39,000   Rainbow Technologies, Inc.*            616,688
      5,200   SERENA Software, Inc.*                 178,019
     38,600   Transaction Systems Architects,
              Inc.*                                  446,313
                                                 -----------
                                                   7,107,314
                                                 -----------

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              CONSULTING SERVICES (1.5%)
        400   Forrester Research, Inc.*          $    20,025
     32,900   MAXIMUS, Inc.*                       1,149,444
      5,900   The Corporate Executive Board
              Co.*                                   234,617
                                                 -----------
                                                   1,404,086
                                                 -----------

              CONSUMER SERVICES (4.0%)
     49,900   Crown Media Holdings, Inc., Class
              A*                                   1,013,593
     47,700   Entravision Communications Corp.*      876,488
     13,600   Hispanic Broadcasting Corp.,
              Class A*                               346,800
     13,400   HomeStore.com, Inc.*                   269,675
     20,500   Mediacom Communications Corp.*         352,344
     41,000   Regent Communications, Inc.*           243,438
     33,600   Take-Two Interactive Software,
              Inc.*                                  386,400
     36,600   Ticketmaster Online CitySearch,
              Inc.,
              Class B*                               306,525
                                                 -----------
                                                   3,795,263
                                                 -----------

              DATA PROCESSING SERVICES (1.7%)
     20,200   Acxiom Corp.*                          786,537
     10,400   Fiserv, Inc.*                          493,350
     10,500   The InterCept Group, Inc.*             280,219
                                                 -----------
                                                   1,560,106
                                                 -----------

              EDUCATION (1.3%)
     18,000   Corinthian Colleges, Inc.*             682,875
     26,500   ITT Educational Services, Inc.*        583,000
                                                 -----------
                                                   1,265,875
                                                 -----------

              ELECTRICAL EQUIPMENT (0.2%)
      8,000   Zygo Corp.*                            226,250
                                                 -----------

              ELECTRONICS (3.1%)
      7,800   Alpha Industries, Inc.*                288,600
     56,400   Artisan Components, Inc.*              419,475
      4,000   Credence Systems Corp.*                 92,000
     28,000   Gentex Corp.*                          521,499
     22,700   Lam Research Corp.*                    329,150
      7,900   Rambus, Inc.*                          285,388
     11,300   SIPEX Corp.*                           270,494
     30,800   SMTC Corp.*                            419,650
      7,625   Veeco Instruments, Inc.*               305,953
                                                 -----------
                                                   2,932,209
                                                 -----------

              ENERGY (2.1%)
      7,300   Coflexip SA -- ADR                     458,988
     74,900   Grey Wolf, Inc.*                       440,038
     17,200   Spinnaker Exploration Co.*             730,999
     13,593   Varco International, Inc.*             295,648
                                                 -----------
                                                   1,925,673
                                                 -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               53

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL (3.0%)
      8,900   Affiliated Managers Group, Inc.*   $   488,388
     15,000   Boston Private Financial
              Holdings, Inc.                         298,125
     30,700   Financial Federal Corp.*               732,962
      5,500   Greater Bay Bancorp                    225,500
      6,900   HCC Insurance Holdings, Inc.           185,869
      6,400   Investors Financial Services
              Corp.                                  550,399
      4,700   Labranche & Co., Inc.*                 143,644
      5,000   Silicon Valley Bancshares*             172,813
                                                 -----------
                                                   2,797,700
                                                 -----------
              FOOD & TOBACCO (2.2%)
     34,700   American Italian Pasta Co.*            930,394
     10,200   Dreyer's Grand Ice Cream, Inc.         328,950
     17,500   Duane Reade, Inc.*                     534,844
      9,100   Hain Celestial Group, Inc.*            295,750
                                                 -----------
                                                   2,089,938
                                                 -----------

              HEALTH CARE (14.1%)
     10,800   AmeriSource Health Corp., Class
              A*                                     545,400
     16,600   Apria Healthcare Group, Inc.*          493,850
      8,500   Barr Laboratories, Inc.*               619,969
      3,900   Bruker Daltronics, Inc.*                91,894
      7,800   Cephalon, Inc.*                        493,838
     37,800   Charles River Laboratories
              International, Inc.*                 1,034,774
     18,900   Community Health Care*                 661,499
     15,200   Cytyc Corp.*                           950,949
     11,000   DIANON Systems, Inc.*                  482,625
      5,820   Enzon, Inc.*                           361,204
     17,200   Health Net, Inc.*                      450,425
      3,800   Laboratory Corporation of America
              Holdings*                              668,799
      9,500   LifePoint Hospitals, Inc.*             476,188
     14,200   Lincare Holdings, Inc.*                810,287
     23,000   Manor Care, Inc.*                      474,375
      8,400   Mettler Toledo International,
              Inc.*                                  456,750
     16,900   Noven Pharmaceuticals, Inc.*           631,638
     13,100   Orthodontic Centers of America,
              Inc.*                                  409,375
     15,900   Oxford Health Plans, Inc.*             628,050
     19,150   Pharmacyclics, Inc.*                   655,888
     18,100   PolyMedica, Corp.*                     604,088
      8,300   Province Healthcare Co.*               326,813
      3,400   Quest Diagnostics, Inc.*               482,800
     11,100   Titan Pharmaceuticals, Inc.*           392,607
                                                 -----------
                                                  13,204,085
                                                 -----------

              HEAVY INDUSTRY/TRANSPORTATION (4.8%)
      8,900   Artesyn Technologies, Inc.*            141,288
     27,400   BE Aerospace, Inc.*                    438,400
      4,800   C&D Technologies, Inc.                 207,300
     10,900   Dycom Industries, Inc.*                391,719

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              HEAVY INDUSTRY/TRANSPORTATION (CONTINUED)
      7,600   Gilat Satellite Networks Ltd.*     $   193,800
     16,000   Insituform Technologies, Inc.,
              Class A*                               637,999
     16,200   MasTec, Inc.*                          324,000
     11,400   Precision Castparts Corp.              479,512
      8,500   The Shaw Group, Inc.*                  425,000
     13,500   The Titan Corp.*                       219,375
     27,200   Valence Technology, Inc.*              253,300
     37,500   ViaSat, Inc.*                          492,187
      9,300   Vicor Corp.*                           282,488
                                                 -----------
                                                   4,486,368
                                                 -----------

              HOSPITALS (0.3%)
      8,600   Triad Hospitals, Inc.*                 280,038
                                                 -----------

              INTERNET (1.9%)
     15,700   Checkfree Corp.*                       676,082
     11,400   IntraNet Solutions, Inc.*              581,400
     17,600   PurchasePro.com, Inc.*                 308,000
     57,300   Walt Disney Internet Group*            247,106
                                                 -----------
                                                   1,812,588
                                                 -----------

              MANUFACTURING (1.1%)
     13,100   Cabot Microelectronics Corp.*          680,381
     10,100   Photon Dynamics, Inc.*                 227,250
      4,300   Power-One, Inc.*                       169,044
                                                 -----------
                                                   1,076,675
                                                 -----------

              MEDICAL (5.5%)
     34,200   Aclara Biosciences, Inc.*              371,925
      4,700   Arena Pharmaceuticals, Inc.*            72,850
      3,300   CIMA Labs, Inc.*                       214,706
      6,900   Cubist Pharmaceuticals, Inc.*          200,100
     34,300   Dendrite International, Inc.*          767,462
     29,800   Gene Logic, Inc.*                      547,574
     10,000   ICOS Corp.*                            519,375
     42,800   InKine Pharmaceutical Company,
              Inc.*                                  315,650
      9,200   Novoste Corp.*                         253,000
      7,000   OSI Pharmaceuticals, Inc.*             560,874
     14,500   Packard BioScience Co.*                168,563
     18,100   Physiometrix, Inc.*                    288,469
     45,800   VISX, Inc.*                            478,038
     11,500   Vital Signs, Inc.                      369,438
                                                 -----------
                                                   5,128,024
                                                 -----------

              OIL & GAS (2.7%)
     10,800   Cal Dive International, Inc.*          287,550
     59,000   Global Industries, Ltd.*               807,563
      9,600   Grant Prideco, Inc.*                   210,600
      6,900   Hanover Compressor Co.*                307,481
      6,300   National-Oilwell, Inc.*                243,731

 54              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS (CONTINUED)
      7,500   Patterson Energy, Inc.*            $   279,375
     10,900   UTI Energy Corp.*                      358,338
                                                 -----------
                                                   2,494,638
                                                 -----------

              OPTICAL SUPPLIES (0.7%)
     25,600   Oakley, Inc.*                          345,600
      8,200   Optimal Robotics Corp.*                275,213
                                                 -----------
                                                     620,813
                                                 -----------

              RETAIL (3.6%)
      9,800   California Pizza Kitchen, Inc.*        276,850
     13,800   Christopher & Banks Corp.*             388,988
      9,000   Coach, Inc.*                           258,750
     20,800   Factory 2-U Stores, Inc.*              689,000
      3,200   Kenneth Cole Productions, Inc.*        128,800
     46,500   MSC Industrial Direct Company,
              Inc.,
              Class A*                               839,906
     12,000   Reebok International Ltd.*             328,080
      5,000   The Gymboree Corp.*                     69,375
     16,900   Ultimate Electronics, Inc.*            370,744
                                                 -----------
                                                   3,350,493
                                                 -----------

              SEMICONDUCTORS (0.4%)
     22,800   Microtune, Inc.*                       377,625
                                                 -----------

              SERVICES (0.4%)
     10,700   Iron Mountain, Inc.*                   397,238
                                                 -----------
              TECHNOLOGY (10.5%)
     12,200   Adept Technology, Inc.*                176,900
     18,700   Aeroflex, Inc.*                        539,085
     10,500   Agile Software Corp.*                  518,437
     10,400   Anaren Microwave, Inc.*                698,749
     14,200   Andrew Corp.*                          308,850
      8,500   Avocent Corp.*                         229,500
     16,800   Bell Microproducts, Inc.*              266,700
      8,600   Critical Path, Inc.*                   264,450
     12,300   Digex, Inc.*                           276,750
     12,500   Digital Island*                         50,781
      6,200   Documentum, Inc.*                      308,063
      8,700   Embarcadero Technologies, Inc.*        391,500
     20,600   Exar Corp.*                            638,277
      4,800   Exfo Electro-Optical Engineering,
              Inc.*                                  125,400
      9,800   GlobeSpan, Inc.*                       269,500
      6,400   Informatica Corp.*                     253,200
      4,100   Interwoven, Inc.*                      270,344

------------------------------------------------------------
                                                   MARKET
     SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TECHNOLOGY (CONTINUED)
     11,700   Ixia*                              $   267,638
      5,100   Macrovision Corp.*                     377,480
      7,300   Manugistics Group, Inc.*               416,100
     17,621   MIPS Technologies, Inc., Class B*      449,060
      8,100   New Focus, Inc.*                       281,475
      6,100   Nuance Communications, Inc.*           263,063
     17,400   Optical Communication Products,
              Inc.*                                  195,750
      9,800   Precise Software Solutions Ltd.*       242,550
     42,200   ProsoftTraining.com, Inc.*             511,675
     16,400   RADVision Ltd.*                        201,925
     66,500   Read-Rite Corp.*                       268,078
     14,400   SonicWALL, Inc.*                       234,000
      7,000   Ulticom, Inc.*                         238,438
     19,700   Vertex Interactive, Inc.*              123,125
     22,900   Western Multiplex Corp.*               157,438
                                                 -----------
                                                   9,814,281
                                                 -----------

              TELECOMMUNICATIONS (4.1%)
     32,000   Advanced Fibre Communications,
              Inc.*                                  578,000
     59,700   Glenayre Technologies, Inc.*           210,816
     28,800   Illuminet Holdings, Inc.*              660,599
     11,600   LightPath Technologies, Inc.*          160,950
     66,800   MCK Communications, Inc.*              563,625
     31,500   RCN Corp.*                             198,844
     18,900   Tekelec*                               567,000
     24,200   US Unwired, Inc.*                      111,925
     20,200   Western Wireless Corp., Class A*       791,587
                                                 -----------
                                                   3,843,346
                                                 -----------

              THERAPEUTICS (1.0%)
      7,900   Cell Therapeutics, Inc.*               355,994
      4,300   CV Therapeutics, Inc.*                 304,225
      9,900   PRAECIS Pharmaceuticals, Inc.*         289,575
                                                 -----------
                                                     949,794
                                                 -----------

              UTILITIES (3.5%)
     42,200   AirGate PCS, Inc.*                   1,498,100
     18,700   Dobson Communications Corp.,
              Class A*                               273,488
     11,200   Microcell Telecommunications,
              Inc.*                                  212,800
     31,800   Orion Power Holdings, Inc.*            783,075
     95,700   UbiquiTel, Inc.*                       526,350
                                                 -----------
                                                   3,293,813
                                                 -----------
              TOTAL COMMON STOCKS (cost
              $89,073,203)                        81,567,999
                                                 -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               55

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             SMALL CAP GROWTH FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
  PRINCIPAL   SECURITY DESCRIPTION                 VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENT (15.6%)
$14,684,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $9,535,000 FNR, 6.50%, 05/18/23,
              $1,926,000 FNMB Pool # 313115,
              8.00%, 10/01/16, and $3,403,000
              RFC, 8.00%, 02/25/25, market
              value $14,978,414)                $14,684,000
                                                -----------
              TOTAL REPURCHASE AGREEMENT (cost
              $14,684,000)                       14,684,000
                                                -----------
              TOTAL INVESTMENTS (cost
              $103,757,203)(a) -- 102.5%         96,251,999
              OTHER LIABILITIES IN EXCESS OF
              ASSETS -- (2.5)%                   (2,360,584)
                                                -----------
                    TOTAL NET ASSETS -- 100.0%  $93,891,415
                                                ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $872,648. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $  9,481,888
            Unrealized depreciation                         (17,859,740)
                                                           ------------
            Net unrealized depreciation                    $ (8,377,852)
                                                           ============

*  Denotes a non-income producing security.

ADR          American Depository Receipt
FNR          Fannie Mae REMIC
FNMB         Federal National Mortgage Bank
PLC          Public Limited Company
RFC          Residential Funding Corp.

See notes to financial statements.

 56              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (92.5%)
             AUSTRALIA (4.9%)
             BANKS (1.6%)
    78,000   Commonwealth Bank of Australia     $ 1,339,393
                                                -----------

             MINING (2.0%)
    96,172   WMC Ltd.-ADR                         1,622,902
                                                -----------

             MULTI-MEDIA (1.3%)
   135,300   The News Corp Ltd.                   1,052,506
                                                -----------
                                                  4,014,801
                                                -----------

             FINLAND (0.2%)
             PAPER & FOREST PRODUCTS (0.2%)
    15,700   Stora Enso OYJ                         185,723
                                                -----------
             FRANCE (7.6%)
             BANKS (2.0%)
    18,530   Banque Nationale de Paris            1,626,606
                                                -----------
             DIVERSIFIED OPERATIONS (0.2%)
     2,320   Vivendi Universal SA-ADR               151,525
                                                -----------

             ELECTRONICS (1.4%)
    24,848   Alcatel Optronics*                   1,096,673
                                                -----------

             OIL & GAS (2.2%)
       450   Total Fina SA-Strip VVPR                     4
    12,184   Total Fina SA                        1,811,925
                                                -----------
                                                  1,811,929
                                                -----------

             UTILITIES/ WATER (1.8%)
     8,140   Suez Lyonnaise des Eaux SA           1,486,413
                                                -----------
                                                  6,173,146
                                                -----------
             GERMANY (2.2%)
             BANKS (2.2%)
    63,600   Commerzbank AG                       1,821,178
                                                -----------

             HONG KONG (2.4%)
             ELECTRIC COMPANIES (2.1%)
   467,000   Hong Kong Electric Holdings          1,724,328
                                                -----------
             TELECOMMUNICATIONS (0.3%)
    36,600   Asia Global Crossing Ltd.*             240,188
                                                -----------
                                                  1,964,516
                                                -----------

             JAPAN (13.1%)
             BANKS (2.3%)
   610,000   Chou Trust & Banking Co.             1,880,210
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)

             CHEMICALS (1.7%)
   532,000   Mitsubishi Chemical Corp.          $ 1,402,206
                                                -----------

             ELECTRONICS (1.8%)
    63,000   Matsushita Electric Industrial
             Co. Ltd.                             1,506,042
                                                -----------

             FINANCIAL SERVICES (1.7%)
    19,300   Promise Co. Ltd.                     1,368,914
                                                -----------

             PHARMACEUTICALS (2.2%)
    30,000   Takeda Chemical Industries Ltd.      1,775,831
                                                -----------

             SEMICONDUCTORS (1.6%)
     6,900   ROHM Co. Ltd.                        1,311,121
                                                -----------

             TRANSPORTATION (1.8%)
   345,000   Nippon Yusen Kabushiki Kaisha        1,425,919
                                                -----------
                                                 10,670,243
                                                -----------

             NETHERLANDS (4.2%)
             BEVERAGES/ALCOHOLIC (2.5%)
    33,100   Heineken NV                          2,002,840
                                                -----------

             ELECTRONICS (1.7%)
    38,260   Koninklijke Philips Electronics
             NV                                   1,401,611
                                                -----------

             FOODS (0.0%)
        14   Koninklijke Numico NV                      705
                                                -----------

             MULTI-MEDIA (0.0%)
         8   VNU NV                                     393
                                                -----------
             TELECOMMUNICATIONS (0.0%)
        34   Koninklijke KPN NV                         391
                                                -----------
                                                  3,405,940
                                                -----------

             SINGAPORE (4.0%)
             BANKS (2.0%)
   141,500   Development Bank of Singapore
             Ltd.                                 1,599,392
                                                -----------

             PRINTING & PUBLISHING (2.0%)
   113,000   Singapore Press Holdings Ltd.        1,668,249
                                                -----------
                                                  3,267,641
                                                -----------

             SOUTH AFRICA (2.3%)
             BEVERAGES/ALCOHOLIC (2.3%)
   260,500   South African Breweries              1,830,721
                                                -----------

             SPAIN (4.3%)
             BANKS (2.1%)
   115,900   Banco Bilbao Vizcaya Argentaria
             SA                                   1,724,678
                                                -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               57

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPAIN (CONTINUED)
             ELECTRIC COMPANIES (2.2%)
   101,493   Endesa SA                          $ 1,729,450
                                                -----------
                                                  3,454,128
                                                -----------

             SWEDEN (4.1%)
             INSURANCE (1.8%)
    89,800   Skandia Forsakrings                  1,460,893
                                                -----------
             PAPER & FOREST PRODUCTS (2.3%)
   160,600   Stora Enso OYJ, R Shares             1,897,815
                                                -----------
                                                  3,358,708
                                                -----------

             SWITZERLAND (10.1%)
             FINANCIAL SERVICES (5.4%)
       660   Compagnie Financiere
             Richemont,Class A                    1,765,568
     4,326   Zurich Financial Services AG         2,608,150
                                                -----------
                                                  4,373,718
                                                -----------
             FOODS (2.2%)
       770   Nestle SA                            1,796,115
                                                -----------
             HEALTH CARE (2.5%)
       200   Roche Holding AG                     2,037,645
                                                -----------
                                                  8,207,478
                                                -----------
             UNITED KINGDOM (9.1%)
             AIRLINES (2.3%)
   320,200   British Airways PLC                  1,867,821
                                                -----------
             INSURANCE (2.2%)
   208,700   Royal & Sun Alliance Insurance
             Group PLC                            1,786,364
                                                -----------

             TELECOMMUNICATIONS (3.8%)
    97,900   Cable & Wireless PLC                 1,320,576
   487,800   Vodafone Airtouch PLC                1,788,901
                                                -----------
                                                  3,109,477
                                                -----------
             UTILITIES/WATER (0.8%)
    74,675   AWG PLC                                641,410
                                                -----------
                                                  7,405,072
                                                -----------

             UNITED STATES (24.0%)
             COMPUTER HARDWARE (1.4%)
    42,300   Sun Microsystems, Inc.*              1,179,113
                                                -----------
             HEALTH CARE (2.2%)
    24,100   Bristol-Myers Squibb Co.             1,781,894
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             UNITED STATES (CONTINUED)

             INSURANCE (2.3%)
    31,950   Ambac Financial Group, Inc.        $ 1,863,084
                                                -----------

             MANUFACTURING (2.3%)
    33,300   Tyco International Ltd.              1,848,150
                                                -----------

             OIL & GAS (2.4%)
    22,300   Exxon Mobil Corp.                    1,938,706
                                                -----------

             PERSONAL CARE PRODUCTS (2.1%)
    21,400   The Procter & Gamble Co.             1,678,563
                                                -----------

             PHARMACEUTICALS (2.1%)
    28,800   Pharmacia Corp.                      1,756,800
                                                -----------

             SEMICONDUCTORS (2.0%)
    45,900   Micron Technology, Inc.*             1,629,450
                                                -----------

             TELECOMMUNICATIONS (4.1%)
    32,900   Level 3 Communications, Inc.*        1,079,531
    50,900   Sprint Corp., PCS Group*             1,040,269
    23,100   Time Warner, Inc.                    1,206,744
                                                -----------
                                                  3,326,544
                                                -----------

             TOBACCO (3.1%)
    57,000   Phillip Morris Co., Inc.             2,508,000
                                                -----------
                                                 19,510,304
                                                -----------
             TOTAL COMMON STOCKS
             (cost $77,358,788)                  75,269,599
                                                -----------

----------
 PRINCIPAL
----------
             CONVERTIBLE BONDS (0.1%)
             UNITED STATES (0.1%)
             TELECOMMUNICATIONS (0.1%)
$   82,000   China Mobile Ltd., 2.25%,
             11/03/05                                81,795
                                                -----------
             TOTAL CONVERTIBLE BONDS
             (cost $82,000)                          81,795
                                                -----------

----------
    SHARES
----------
             PREFERRED STOCKS (1.8%)
             UNITED STATES (1.8%)
             MULTI-MEDIA (1.8%)
    28,200   Seagram Co. Ltd.                     1,462,875
                                                -----------
             TOTAL PREFERRED STOCKS
             (cost $1,410,204)                    1,462,875
                                                -----------

 58              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS (0.9%)
             U.S. TREASURY BILLS (0.9%)
$  740,000   U.S. Treasury Bills, 5.77%,
             03/22/01**                         $   730,760
                                                -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (cost $730,214)                        730,760
                                                -----------
             REPURCHASE AGREEMENT (4.5%)
 3,683,000   Fifth Third Bank, 5.65%,
             01/02/01, (Collateralized by
             $3,723,780 FNMB 7.00%, 02/01/03,
             market value $3,756,844)             3,683,000
                                                -----------

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (CONTINUED)
             TOTAL REPURCHASE AGREEMENT
             (cost $3,683,000)                  $ 3,683,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $83,264,206)(a) -- 99.8%      81,228,029
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 0.2%                    131,145
                                                -----------
TOTAL NET ASSETS -- 100.0%                      $81,359,174
                                                ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of market to market adjustment for passive foreign investment companies and the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $222,464. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $ 6,908,664
            Unrealized depreciation                         (9,167,305)
                                                           -----------
            Net unrealized depreciation                    $(2,258,641)
                                                           ===========

*  Denotes a non-income producing security

** Pledged as collateral for futures.

  Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR          American Depositary Receipt
AG           Aktiengesellschaft (Austrian, German, or Swiss stock
             companies)
FNMB         Federal National Mortgage Bank
NV           Naamloze Vennootschap (Dutch Corporation)
OYJ          Limited
PLC          Public Limited Company (British or Irish)
SA           Societe Anonyme (French, or Swiss Corporation)
SA           Sociedad Anonima (Spanish Corporation)
VVPR         Verlaagde Voorheffing Precompte Reduit -- coupon must be
             presented with the corresponding coupon of the ordinary
             share, to entitle the holder to reduction in withholding
             tax.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               59

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                 GLOBAL 50 FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

At December 31, 2000, the Fund's open forward foreign currency contracts were as follows:

                                                                              UNREALIZED
                                 DELIVERY                                   APPRECIATION/
CURRENCY                           DATE     CONTRACT VALUE   MARKET VALUE   (DEPRECIATION)
--------                         --------   --------------   ------------   --------------
SHORT CONTRACT:
Australian Dollar                2/20/01     $ 2,987,982     $ 3,077,973      $  (89,991)
British Pound                    2/20/01         685,238         717,821         (32,583)
Euro                             2/20/01       1,718,596       1,759,346         (40,750)
Hong Kong Dollar                 2/20/01         455,899         456,939          (1,040)
South African Rand               2/20/01       1,289,069       1,312,872         (23,803)
Swiss Franc                      2/20/01       6,913,922       7,505,285        (591,363)
Swiss Franc                      1/03/01       1,571,468       1,595,232         (23,764)
Singapore Dollar                 2/20/01       2,646,435       2,651,730          (5,295)
Japanese Yen                     2/20/01       8,643,170       8,219,042         424,128
                                             -----------     -----------      ----------
    TOTAL SHORT CONTRACTS                    $26,911,779     $27,296,240      $ (384,461)
                                             ===========     ===========      ==========
LONG CONTRACTS:
British Pound                    2/20/01     $ 2,390,769     $ 2,499,862      $  109,093
Canadian Dollar                  2/20/01         841,905         866,202          24,297
Euro                             2/20/01       3,460,122       3,740,145         280,023
Euro                             1/03/01         699,635         706,667           7,032
South African Rand               1/02/01         136,362         136,226            (136)
Swedish Krone                    1/02/01         103,891         105,240           1,349
Swiss Franc                      2/20/01       1,577,992       1,599,565          21,573
Swiss Franc                      1/04/01         396,043         400,313           4,270
Japanese Yen                     2/20/01       5,049,506       4,923,677        (125,829)
                                             -----------     -----------      ----------
    TOTAL LONG CONTRACTS                     $14,656,225     $14,977,897      $  321,672
                                             ===========     ===========      ==========

--------------------------------------------------------------------------------

At December 31, 2000, the Fund's future contracts were as follows:

                              NUMBER                                                            UNREALIZED
                                OF                                                MARKET      APPRECIATION/
                             CONTRACTS     CONTRACTS DESCRIPTION/EXPIRATION       VALUE       DEPRECIATION)
                             ---------     --------------------------------     ----------    --------------
FUTURES:
                                          DJ Euro Stoxx 50 Futures, March
Europe                          16        2001                                  $  722,838       $  2,374
Japan                            7        Topix Index Future, March 2001           786,121        (13,234)
United Kingdom                   4        FTSE 100 Index Future, March 2001        370,523         (4,069)
United States                    3        S&P 500 Futures, March 2001            1,001,250         (6,017)
                                                                                ----------       --------
    TOTAL FUTURES                                                               $2,880,732       $(20,946)
                                                                                ==========       ========

See notes to financial statements.

 60              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (95.2%)
             AEROSPACE/DEFENSE (0.5%)
     7,000   Litton Industries, Inc.*           $    550,813
     1,600   Sequa Corp., Class A*                    58,200
     8,400   The Titan Corp.*                        136,500
                                                ------------
                                                     745,513
                                                ------------

             AGRICULTURAL PRODUCTS (0.2%)
    17,800   IMC Global, Inc.                        277,013
                                                ------------

             AIRLINES (0.1%)
     4,100   Alaska Air Group, Inc.*                 121,975
                                                ------------
             AUTO PARTS & EQUIPMENT (0.6%)
     3,200   Bandag, Inc.                            129,800
     4,100   BorgWarner Automotive, Inc.             164,000
    10,000   Lear Corp.*                             248,125
     4,000   Superior Industries
             International, Inc.                     126,250
     9,700   Swift Transportation Co., Inc.*         192,181
                                                ------------
                                                     860,356
                                                ------------
             BANKS (6.8%)
    10,400   Associated Banc Corp.                   315,900
     7,700   Astoria Financial Corp.                 418,206
    22,500   Banknorth Group, Inc.                   448,594
     7,400   City National Corp.                     287,213
    18,700   Compass Bancshares, Inc.                446,463
    16,800   Dime Bancorp, Inc.                      496,650
    20,000   First Tennessee National Corp.          578,750
     7,200   First Virginia Banks, Inc.              345,600
    13,600   FirstMerit Corp.                        363,588
    15,700   GreenPoint Financial Corp.              642,718
    24,600   Hibernia Corp.                          313,650
     4,600   Investors Financial Services
             Corp.                                   395,600
    16,100   Marshall & Ilsley Corp.                 818,362
    10,800   Mercantile Bankshare Corp.              466,425
    25,400   North Fork Bancorp, Inc.                623,887
    10,100   NOVA Corp.*                             201,369
    12,200   Pacific Century Financial Corp.         215,788
     7,600   Provident Financial Group               285,000
     9,500   Roslyn Bancorp, Inc.                    259,469
    12,500   TCF Financial Corp.                     557,031
     7,600   Webster Financial Corp.                 215,175
     5,700   West America Bancorp.                   245,100
     5,000   Wilmington Trust Corp.                  310,313
    13,500   Zions Bancorp.                          842,905
                                                ------------
                                                  10,093,756
                                                ------------

             BATTERIES (0.2%)
    14,700   Energizer Holdings, Inc.*               314,213
                                                ------------

             BEVERAGES (0.3%)
    24,700   Whitman Corp.*                          404,463
                                                ------------

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY (1.8%)
    32,900   Millenium Pharmaceuticals, Inc.*   $  2,035,687
     6,700   Protein Design Labs*                    582,063
                                                ------------
                                                   2,617,750
                                                ------------

             BOOK PUBLISHING (1.6%)
     3,800   Banta Corp.                              96,596
     4,700   Houghton Mifflin Co.                    217,963
     6,800   Lee Enterprises, Inc.                   202,725
    15,900   Readers Digest Assoc.                   622,087
     2,700   Scholastic Corp.*                       239,288
     1,500   Washington Post Co., Class B            925,312
                                                ------------
                                                   2,303,971
                                                ------------

             BROADCASTING & TELEVISION (1.7%)
     5,430   Chris-Craft Industries, Inc.*           361,095
    16,900   Hispanic Broadcasting Corp.,
             Class A*                                430,950
    32,000   Univision Communications, Inc.*       1,310,000
    17,000   Westwood One, Inc.*                     328,313
                                                ------------
                                                   2,430,358
                                                ------------

             BUILDING MATERIALS (0.7%)
    10,700   American Standard Co.*                  527,644
     7,300   Martin Marietta Materials, Inc.         308,790
     6,800   USG Corp.                               153,000
                                                ------------
                                                     989,434
                                                ------------

             BUSINESS SERVICES (1.6%)
    54,200   3COM Corp.*                             460,700
     8,600   Catalina Marketing Corp.*               334,863
     6,700   Jack Henry & Associates, Inc.           416,238
     5,800   Korn/Ferry International*               123,250
     8,300   SEI Corp.                               929,599
                                                ------------
                                                   2,264,650
                                                ------------

             CANNED FRUITS & VEGETABLES (0.1%)
     3,700   Smucker (J.M.) Co.                      103,415
                                                ------------

             CHEMICALS/SPECIALTY (2.2%)
     4,500   A. Schulman, Inc.                        51,750
    10,200   Airgas, Inc.*                            69,488
     7,100   Albemarle Corp.                         175,725
    72,300   Atmel Corp.*                            840,487
    10,300   Cabot Corp.                             271,662
    17,500   Crompton Corp.                          183,750
     6,200   Cytec Industries, Inc.*                 247,613
     5,300   Ferro Corp.                             121,900
     2,200   Fuller (H. B.) Co.                       86,797
     8,100   Lubrizol Corp.                          208,575
    18,200   Lyondell Chemical Co.                   278,687
     3,100   Minerals Technologies, Inc.             105,981
    15,800   RPM, Inc.                               135,288

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               61

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS/SPECIALTY (CONTINUED)
    16,100   Solutia, Inc.                      $    193,200
     5,600   Structural Dynamics, Research
             Corp.*                                   56,000
     6,600   Valspar Corp.                           212,388
                                                ------------
                                                   3,239,291
                                                ------------

             COMMUNICATION EQUIPMENT (0.7%)
    11,700   Polycom, Inc.*                          376,594
    25,100   RF Micro Devices, Inc.*                 688,681
                                                ------------
                                                   1,065,275
                                                ------------

             COMPUTER SOFTWARE & SERVICES (6.8%)
     8,200   Affiliated Computer Services,
             Inc.*                                   497,638
     6,700   Avocent Corp.*                          180,900
    38,100   Cadence Design Systems, Inc.*         1,047,749
    20,500   Electronic Arts, Inc.*                  873,812
    19,200   Fiserv, Inc.*                           910,799
     6,000   Infocus Corp.*                           88,500
    43,600   Informix Corp.*                         129,438
    10,700   Keane, Inc.*                            104,325
    13,300   Legato Systems, Inc.*                    98,919
     8,200   Macromedia, Inc.*                       498,150
    10,000   Mentor Graphics Corp.*                  274,375
     7,800   National Instruments Corp.*             378,788
    21,300   Network Associates, Inc.*                89,194
    10,100   NVIDIA Corp.*                           330,933
     9,800   Powerwave Technologies, Inc.*           573,300
    23,100   Quantum Corp. -- DLT & Storage
             Systems*                                307,519
    29,300   Rational Software Corp.*              1,140,868
    10,400   SanDisk Corp.*                          288,600
    15,900   Storage Technology Corp.*               143,100
    20,600   Sungard Data Systems*                   970,774
     6,300   Sykes Enterprises, Inc.*                 27,956
    10,100   Synopsys, Inc.*                         479,119
     5,100   Transaction Systems Architects,
             Inc.*                                    58,969
    11,300   Wind River Systems, Inc.*               385,613
                                                ------------
                                                   9,879,338
                                                ------------

             CONGLOMERATES (0.1%)
     7,600   Ogden Corp.*                            116,850
                                                ------------

             CONSTRUCTION (0.5%)
    21,200   Clayton Homes, Inc.                     243,799
     6,500   Dycom Industries, Inc.*                 233,594
     4,200   Granite Construction, Inc.              121,538
     4,100   Jacobs Engineering Group, Inc.*         189,369
                                                ------------
                                                     788,300
                                                ------------

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE (1.6%)
    33,500   Concord EFS, Inc.*                 $  1,471,906
    31,890   National Commerce Bancorp.              789,278
                                                ------------
                                                   2,261,184
                                                ------------

             CONTAINERS/PACKAGING (0.2%)
    15,300   Sonoco Products Co.                     330,863
                                                ------------

             CREDIT REPORTING SERVICES (0.2%)
    12,600   Dun & Bradstreet*                       326,025
                                                ------------

             DATA PROCESSING & PREPARATION (0.3%)
     8,100   CSG Systems International, Inc.*        380,194
                                                ------------

             DISTRIBUTION (0.7%)
    15,200   Arrow Electronics, Inc.*                435,100
     5,500   Dean Foods Co.                          168,781
     8,300   Tech Data Corp.*                        224,489
     9,500   Vectren, Inc.                           243,438
                                                ------------
                                                   1,071,808
                                                ------------

             ELECTRIC COMPANIES (5.0%)
    12,200   Alliant Energy Corp.                    388,875
     5,000   AMETEK, Inc.                            129,688
     3,600   Black Hills Corp.                       161,100
     3,500   Cleco Corp.                             191,625
    13,600   Conectiv, Inc.                          272,850
    19,900   DPL, Inc.                               660,430
     4,200   DSP Group, Inc.*                         88,397
    18,300   Energy East Corp.                       360,281
     5,100   Hawaiian Electric Industries,
             Inc.                                    189,656
     9,200   Hubbell, Inc., Class B                  243,800
     5,800   IDACORP, Inc.                           284,563
    13,600   IPALCO Enterprises, Inc.                328,950
     9,600   Kansas City Power & Light               263,400
    22,300   Northeast Utilities                     540,775
    12,100   Oklahoma Gas & Electric Co.             295,694
    17,300   Potomac Electric Power Co.              427,483
    13,300   Puget Sound Power & Light               369,906
    12,500   Questar Corp.                           375,781
    12,200   Sierra Pacific Resources                195,963
    19,500   TECO Energy, Inc.                       631,312
    15,500   Utilicorp United, Inc.                  480,500
    18,800   Wisconsin Energy Corp.                  424,175
                                                ------------
                                                   7,305,204
                                                ------------

             ELECTRONICS (5.1%)
    14,300   Avnet, Inc.                             307,450
    12,000   Cirrus Logic, Inc.*                     225,000
     8,200   Credence Systems Corp.*                 188,600
    20,400   Cypress Semiconductor Corp.*            401,625
     9,400   Dallas Semiconductor Corp.              240,875

 62              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS (CONTINUED)
    29,500   Jabil Circuit, Inc.*               $    748,562
    13,600   KEMET Corp.*                            205,700
     5,200   L-3 Communications Hldgs, Inc.*         400,400
    19,300   Lam Research Corp.*                     279,850
    18,500   Microchip Technology, Inc.*             405,844
     6,000   MIPS Technologies, Inc., Class B*       152,906
     6,600   Sawtek, Inc.*                           304,838
    22,600   SCI Systems, Inc.*                      596,075
    10,300   Semtech Corp.*                          227,244
    12,000   Sensormatic Electronics Corp.*          240,750
    12,800   TranSwitch Corp.*                       500,800
    21,350   Vishay Intertechnology, Inc.*           322,919
    20,000   Waters Corp.*                         1,669,999
                                                ------------
                                                   7,419,437
                                                ------------

             ENTERTAINMENT (1.1%)
     8,200   International Speedway Corp.            311,600
     7,700   Macrovision Corp.*                      569,920
    46,100   Park Place Entertainment*               550,319
    12,100   Six Flags, Inc.*                        207,969
                                                ------------
                                                   1,639,808
                                                ------------

             FINANCIAL/BANKS (1.8%)
    12,100   Americredit Corp.*                      329,725
     6,200   Greater Bay Bancorp                     254,200
    14,400   M&T Bank Corp.                          979,200
     5,900   Radian Group, Inc.                      442,869
     7,600   Silicon Valley Bancshares*              262,675
    35,100   Sovereign Bancorp, Inc.                 285,188
                                                ------------
                                                   2,553,857
                                                ------------

             FINANCIAL/DIVERSIFIED (1.2%)
    12,500   A.G. Edwards, Inc.                      592,969
    48,400   E*TRADE Group, Inc.*                    356,950
     4,900   Investment Technology Group*            204,575
     9,600   Legg Mason, Inc.                        523,200
     4,000   NCO Group, Inc.                         121,500
                                                ------------
                                                   1,799,194
                                                ------------
             FOODS (1.6%)
     8,600   Dole Food Co.                           140,825
     4,400   Dreyer's Grand Ice Cream, Inc.          141,900
    15,500   Flowers Industries, Inc.                244,125
    21,500   Hormel Foods Corp.                      400,438
    16,400   IBP, Inc.                               438,699
     7,700   Interstate Bakeries Corp.               108,281
     4,400   Lance, Inc.                              55,688
    10,600   Mccormick & Co.                         382,263
     7,600   Sensient Technologies Corp.             172,900
     4,200   Suiza Foods*                            201,600
                                                ------------
                                                   2,286,719
                                                ------------

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FREIGHT TRANSPORTATION ARRANGEMENT (0.5%)
     7,500   Airborne, Inc.                     $     73,125
     7,200   Egl, Inc.*                              172,350
     8,000   Expeditors International of
             Washington, Inc.                        429,500
                                                ------------
                                                     674,975
                                                ------------

             GAMING (0.4%)
    11,200   International Game Technology*          537,600
                                                ------------

             HEALTH CARE (4.8%)
     8,000   Amerisource Health Corp., Class
             A*                                      404,000
     8,100   Apria Healthcare Group, Inc.*           240,975
     9,200   Beckman Coulter, Inc.                   385,825
     9,000   Covance, Inc.*                           96,750
     6,000   Express Scripts, Inc., Class A*         613,500
     7,400   First Health Group Corp.*               344,563
    37,600   Health Management Associates,
             Inc., Class A*                          780,199
     9,700   Hillenbrand Industry, Inc.              499,550
     8,100   Lincare Holdings, Inc.*                 462,206
    19,300   Mylan Laboratories, Inc.                486,119
    13,400   Oxford Health Plans, Inc.*              529,300
     5,400   PacifiCare Health Systems, Inc.*         81,000
    11,300   Perrigo Co.*                             93,578
     7,200   Quest Diagnostics, Inc.*              1,022,399
    11,100   Quorum Health Group, Inc.*              174,825
    10,400   STERIS Corp.*                           167,700
     5,800   Trigon Healthcare, Inc.*                451,313
     9,300   VISX, Inc.*                              97,069
                                                ------------
                                                   6,930,871
                                                ------------

             HEAVY CONSTRUCTION (0.2%)
     9,700   Lennar Corp.                            351,625
                                                ------------

             HOSPITAL & MEDICAL SERVICE PLANS (0.3%)
    19,000   Health Net, Inc.*                       497,563
                                                ------------

             HOTELS & LODGING (0.2%)
    11,700   Mandalay Resort Group*                  256,669
                                                ------------

             HOUSEHOLD FURNISHING & APPLIANCES (0.6%)
     7,600   Furniture Brands International,
             Inc.*                                   160,075
     8,200   Mohawk Industries Co.*                  224,475
    19,200   Shaw Industry                           363,600
     7,600   Westpoint Stevens, Inc.                  56,924
                                                ------------
                                                     805,074
                                                ------------

             HOUSEHOLD PRODUCTS (0.2%)
     7,400   Blyth Industries, Inc.                  178,525
     5,900   Church & Dwight, Inc.                   131,275
                                                ------------
                                                     309,800
                                                ------------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               63

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INFORMATION RETRIEVAL SERVICES (0.3%)
     6,300   Choicepoint, Inc.*                 $    413,044
                                                ------------

             INSURANCE (2.6%)
     8,200   Allmerica Financial Corp.               594,499
    10,300   American Financial Group, Inc.          273,594
     6,100   Arthur J. Gallagher & Co.               388,113
     7,100   Everest Re Group Ltd.                   508,538
     6,200   Horace Mann Educators Corp.             132,525
     9,200   Ohio Casualty Corp.                      92,000
    18,300   Old Republic International Corp.        585,599
     6,900   PMI Group, Inc.                         467,044
    10,000   Protective Life Corp.                   322,500
    10,500   Unitrin, Inc.                           426,563
                                                ------------
                                                   3,790,975
                                                ------------
             INSURANCE CARRIERS (0.5%)
     8,600   Leucadia National Corp.                 304,763
     7,200   MONY Group, Inc.                        355,950
                                                ------------
                                                     660,713
                                                ------------
             INTERNET CONTENT (0.1%)
     7,400   Retek, Inc.*                            180,375
                                                ------------

             INVESTMENT ADVISORY SERVICE (0.8%)
     7,600   Neuberger Berman, Inc.                  616,075
    13,000   Waddell & Reed Financial                489,125
                                                ------------
                                                   1,105,200
                                                ------------
             IRON & STEEL (0.1%)
    16,800   AK Steel Holding Corp.                  147,000
     6,900   UCAR International, Inc.*                67,275
                                                ------------
                                                     214,275
                                                ------------

             LEISURE PRODUCTS (0.3%)
    11,600   Callaway Golf Co.                       216,050
     9,100   Sotheby's Holdings*                     211,006
                                                ------------
                                                     427,056
                                                ------------
             MACHINERY/DIVERSIFIED (0.9%)
     9,100   AGCO Corp.                              110,338
     4,712   Albany International Corp., Class
             A*                                       63,318
     5,700   Flowserve Corp.*                        121,838
     5,500   Imation Corp.*                           85,250
     4,700   Kennametal, Inc.                        136,887
     4,900   SPX Corp.*                              530,118
     4,300   Stewart & Stevenson Services,
             Inc.                                     97,623
     2,900   Tecumseh Products Co.                   121,619
                                                ------------
                                                   1,266,991
                                                ------------

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MANUFACTURING (2.1%)
     3,682   Cabot Microelectronics Corp.*      $    191,234
     4,700   Carlisle Companies, Inc.                201,806
    14,600   Dial Corp.                              160,600
     6,900   Donaldson Company, Inc.                 191,906
     7,000   Federal Signal Corp.                    137,375
     5,300   GTECH Holdings Corp.*                   108,981
     6,200   Harsco Corp.                            153,063
    16,400   Integrated Device Technology,
             Inc.*                                   543,250
     5,800   Lancaster Colony Corp.                  162,763
     4,500   Modine Manufacturing Co.                 93,375
       800   NCH Corp.                                30,400
     5,500   Newport News Shipbuilding               286,000
     6,900   Olin Corp.                              152,663
     7,500   Pentair, Inc.                           181,406
     5,900   Teleflex, Inc.                          260,706
     5,800   Trinity Industries, Inc.                145,000
                                                ------------
                                                   3,000,528
                                                ------------

             MEDICAL & HOSPITAL EQUIPMENT (0.5%)
    16,300   Apogent Technologies*                   334,150
     5,500   Barr Laboratories, Inc.*                401,156
                                                ------------
                                                     735,306
                                                ------------

             MEDICAL EQUIPMENT & SUPPLIES (0.8%)
     8,000   DENTSPLY International, Inc.            313,000
     9,000   Edwards Lifesciences Corp.*             159,750
    10,000   Minimed, Inc.*                          420,312
    14,300   Omnicare, Inc.                          309,238
                                                ------------
                                                   1,202,300
                                                ------------

             METAL FABRICATION (0.3%)
     3,400   Carpenter Technology Corp.              119,000
     1,000   MAXXAM, Inc.*                            15,188
     7,700   Precision Castparts Corp.               323,881
     3,800   Ryerson Tull, Inc.                       31,350
                                                ------------
                                                     489,419
                                                ------------

             METALS & MINING (0.1%)
     4,600   Kaydon Corp.                            114,425
                                                ------------

             MOTOR VEHICLE PARTS & ACCESSORIES (0.1%)
    10,925   Arvinmeritor, Inc.                      124,272
                                                ------------

             MULTIMEDIA (0.1%)
     7,300   Emmis Communications Corp.*             209,419
                                                ------------

             NATURAL GAS DISTRIBUTION (0.2%)
     7,200   WGL Holdings, Inc.                      219,150
                                                ------------

             OFFICE EQUIPMENT & SUPPLIES (0.7%)
    10,400   Harris Corp.                            318,500

 64              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OFFICE EQUIPMENT & SUPPLIES (CONTINUED)
    12,100   Herman Miller, Inc.                $    347,875
     9,300   HON Industries, Inc.                    237,150
     6,200   Wallace Computer Services               105,400
                                                ------------
                                                   1,008,925
                                                ------------
             OIL & GAS (0.7%)
     8,400   Cooper Cameron Corp.*                   554,925
    12,400   National-Oilwell, Inc.*                 479,725
                                                ------------
                                                   1,034,650
                                                ------------

             OIL & GAS PRODUCERS (7.0%)
     8,400   AGL Resources                           185,325
    12,900   BJ Services Co.*                        888,487
     8,700   DQE, Inc.                               284,925
    21,500   ENSCO International, Inc.               732,343
    27,300   Global Marine, Inc.*                    774,637
    16,800   Grand Prideco, Inc.*                    368,550
     9,200   Hanover Compressor Co.*                 409,975
     7,700   Helmerich & Payne, Inc.                 337,838
    14,000   MCN Corp.                               387,625
     7,000   Murphy Oil Corp.                        423,063
     6,100   National Fuel Gas Co.                   383,919
     8,700   Noble Affiliates, Inc.                  400,200
    20,800   Noble Drilling Corp.*                   903,499
    26,000   Ocean Energy, Inc.                      451,750
    12,100   Pennzoil-Quaker State Co.               155,788
    15,700   Pioneer Natural Resources Co.*          309,094
     7,800   Smith International, Inc.*              581,587
     8,700   Tidewater, Inc.                         386,063
    13,500   Ultramar Diamond Shamrock Corp.         416,813
     9,400   Valero Energy Corp.                     349,563
    14,608   Varco International, Inc.*              317,724
    17,000   Weatherford International, Inc.*        803,249
                                                ------------
                                                  10,252,017
                                                ------------
             PAPER & FOREST PRODUCTS (0.9%)
     7,800   Bowater, Inc.                           439,724
    12,400   Georgia Pacific Timber Corp.            371,225
     7,900   Longview Fibre Co.                      106,650
     6,500   P.H. Glatfelter & Co.                    80,925
     4,200   Rayonier, Inc.                          167,213
     7,900   Wausau-Mosinee Paper Corp.               79,988
                                                ------------
                                                   1,245,725
                                                ------------
             PHARMACEUTICALS (5.0%)
    20,900   Bergen Brunswig Corp.                   330,847
     7,000   Carter-Wallace, Inc.                    233,625
     8,400   COR Therapeutics, Inc.*                 295,575
    14,700   Genzyme Corp.*                        1,322,080
     7,300   Gilead Sciences, Inc.*                  605,444
    12,300   ICN Pharmaceuticals, Inc.               377,456

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
     7,400   IDEC Pharmaceuticals Corp.*        $  1,402,762
     9,900   Incyte Pharmaceuticals, Inc.*           246,263
    24,700   IVAX Corp.*                             946,010
    11,400   Sepracor, Inc.*                         913,425
     9,200   Vertex Pharmaceuticals, Inc.*           657,800
                                                ------------
                                                   7,331,287
                                                ------------

             RESTAURANTS (0.8%)
     5,400   Bob Evans Farms                         115,088
    10,200   Brinker International, Inc.*            430,949
     8,800   CBRL Group, Inc.                        160,050
     3,900   Lone Star Steakhouse & Saloon            37,538
    11,900   Outback Steakhouse*                     307,913
     3,700   Papa John's International, Inc.*         82,325
                                                ------------
                                                   1,133,863
                                                ------------

             RETAIL (4.5%)
    15,500   Abercrombie & Fitch Co.*                310,000
     7,200   American Eagle Outfitters Ltd.*         304,200
    10,000   Barnes & Noble, Inc.*                   265,000
    11,200   BJ's Wholesale Club, Inc.*              429,800
    12,200   Borders Group, Inc.*                    142,588
    13,600   CDW Computer Centers, Inc.*             379,100
     7,900   Claire's Stores, Inc.                   141,706
    16,750   Dollar Tree Stores, Inc.*               410,375
    19,400   DST Systems, Inc.*                    1,299,799
    26,500   Family Dollar Stores, Inc.              568,093
     5,900   Fastenal Co.                            323,763
    18,500   Jones Apparel Group, Inc.*              595,468
     4,700   Lands End*                              118,064
     7,400   Neiman Marcus Group, Inc.*              263,163
     3,400   Payless Shoesource, Inc.*               240,550
    12,700   Ross Stores, Inc.                       214,313
     7,100   Ruddick Corp.                            81,206
    21,700   Saks, Inc.*                             217,000
     8,500   Williams Sonoma, Inc.*                  170,000
                                                ------------
                                                   6,474,188
                                                ------------

             SEMICONDUCTORS (1.1%)
     9,600   International Rectifier Corp.*          288,000
    16,600   Lattice Semiconductor Corp.*            305,025
    13,200   Micrel, Inc.*                           444,675
    12,200   TriQuint Semiconductor, Inc.*           532,988
                                                ------------
                                                   1,570,688
                                                ------------

             SERVICES (6.7%)
     9,000   ACNielsen Corp.*                        326,250
    13,800   Acxiom Corp.*                           537,337
    11,800   Apollo Group, Inc.*                     580,412
     8,800   BISYS Group*                            458,699
    11,800   Checkfree Corp.*                        508,137

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               65

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SERVICES (CONTINUED)
    26,100   Cintas Corp.                       $  1,388,193
    23,600   Comdisco, Inc.                          269,925
    10,800   DeVry, Inc.*                            407,700
    11,100   Diebold, Inc.                           370,463
    13,200   Gartner Group, Inc., Class B*            83,688
     7,400   GATX Corp.                              369,075
    10,400   Harte-Hanks, Inc.                       246,350
     5,500   Kelly Services, Class A                 129,938
    11,700   Manpower, Inc.                          444,600
    14,800   Modis Professional Services,
             Inc.*                                    61,050
     5,000   Nordson Corp.                           127,500
     7,900   Pittston Brink's Group                  157,013
     6,200   Plexus Corp.*                           188,422
     8,900   Quanta Services, Inc.*                  286,469
    11,900   Reynolds & Reynolds Co.                 240,975
     4,700   Rollins, Inc.                            94,294
    13,600   Sybase, Inc.*                           269,450
     5,800   Sylvan Learning Systems, Inc.*           85,913
    11,700   Symantec Corp.*                         390,488
     7,800   True North Communications, Inc.         331,500
    34,900   Tyson Foods, Inc., Class A              444,974
    10,800   United Rentals, Inc.*                   145,125
     8,300   Valassis Communications, Inc.*          261,969
    14,300   Viad Corp.                              328,900
     5,900   York International Corp.                181,056
                                                ------------
                                                   9,715,865
                                                ------------
             SHIPPING/TRANSPORTATION (0.2%)
     6,300   Alexander & Baldwin                     165,375
     5,300   Overseas Shipholding Group, Inc.        121,569
                                                ------------
                                                     286,944
                                                ------------

             TECHNOLOGY (0.2%)
     7,600   Plantronics, Inc.*                      357,200
                                                ------------

             TELECOMMUNICATIONS (1.9%)
     5,900   Adtran, Inc.*                           125,375
    12,400   Advanced Fibre Communications,
             Inc.*                                   223,975
     5,800   Antec Corp.*                             45,856
    17,500   Belo (A.H.) Corp. -- Common
             Series A                                280,000
    33,500   Broadwing, Inc.*                        764,219
     7,900   CommScope, Inc.*                        130,844
     7,400   MasTec, Inc.*                           148,000
     3,500   Media General, Inc.                     127,400
     8,600   Price Communications Corp.*             144,588
     9,100   Telephone & Data Systems, Inc.          818,999
                                                ------------
                                                   2,809,256
                                                ------------

------------------------------------------------------------
                                                   MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES/APPAREL (0.1%)
     8,300   Unifi, Inc.*                       $     74,181
                                                ------------

             TOBACCO (0.6%)
    15,700   R.J. Reynolds Tobacco Holdings,
             Inc.                                    765,375
     4,300   Universal Corp.                         150,500
                                                ------------
                                                     915,875
                                                ------------

             TRANSPORTATION (0.7%)
     5,900   Atlas Air, Inc.*                        192,488
    13,100   C.H. Robinson Worldwide, Inc.           411,830
     7,500   CNF Transportation, Inc.                253,594
     5,400   J.B. Hunt Transport Services,
             Inc.                                     90,788
     7,200   Wisconsin Central Transportation
             Corp.*                                  108,450
                                                ------------
                                                   1,057,150
                                                ------------

             TRAVEL (0.2%)
    13,700   Galileo International, Inc.             274,000
                                                ------------

             UTILITIES (1.4%)
    11,500   Allete Com                              285,344
    15,300   American Water Works, Inc.              449,438
    16,400   Montana Power Co.                       340,300
     8,200   NSTAR                                   351,575
     6,100   Public Service Co. of New Mexico        163,556
    16,200   SCANA Corp.                             478,912
                                                ------------
                                                   2,069,125
                                                ------------

             UTILITIES/ELECTRIC (0.2%)
    10,800   Western Resources, Inc.                 267,975
                                                ------------
             TOTAL COMMON STOCKS
             (cost $137,405,929)                 138,386,753
                                                ------------
 ---------
 PRINCIPAL
 ---------
             U.S. TREASURY BILLS (0.3%)
$  450,000   U.S. Treasury Bills, 03/22/01**         444,381
                                                ------------
             TOTAL U.S. TREASURY BILLS
             (cost $444,319)                         444,381
                                                ------------
             DEPOSITARY RECEIPTS (0.2%)
     3,500   S&P 400 Mid-Cap Depositary
             Receipt                                 330,313
                                                ------------
             TOTAL DEPOSITARY RECEIPTS
             (cost $341,793)                         330,313
                                                ------------
             REPURCHASE AGREEMENT (4.4%)
 6,376,000   Fifth Third Bank, 5.65%, 01/02/01
             (Collateralized by 6,457,375
             FHLMC, 6.50%, 03/15/25, market
             value $6,503,839)                     6,376,000
                                                ------------
             TOTAL REPURCHASE AGREEMENT
             (cost $6,376,000)                     6,376,000
                                                ------------

 66              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               MID CAP INDEX FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

------------------------------------------------------------
                                                   MARKET
             SECURITY DESCRIPTION                  VALUE
------------------------------------------------------------
             TOTAL INVESTMENT
             (cost $144,568,041) (a) -- 100.1%  $145,537,447
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (0.1)%                       (187,563)
                                                ------------
TOTAL NET ASSETS -- 100.0%                      $145,349,884
                                                ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,310,266. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $ 14,301,478
            Unrealized depreciation                         (15,642,338)
                                                           ------------
            Net unrealized depreciation                    $ (1,340,860)
                                                           ============

*  Denotes a non-income producing security.

FHLMC        Federal Home Loan Mortgage Corporation
ADR          American Depositary Receipts

** Pledged as collateral for futures.
--------------------------------------------------------------------------------

At December 31, 2000, the Fund's future contracts were as follows:

                               NUMBER
                                 OF                                                MARKET       UNREALIZED
                              CONTRACTS     CONTRACTS DESCRIPTION/EXPIRATION       VALUE       APPRECIATION
                              ---------     --------------------------------     ----------    ------------
FUTURES:
                                 26        Standard & Poor's Mid Cap 400,        $6,794,450      $94,950
                                           March 2001

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               67

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               GROWTH FOCUS FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                   MARKET
  SHARES   SECURITY DESCRIPTION                    VALUE
-----------------------------------------------------------
           COMMON STOCKS (98.4%)
           COMMUNICATIONS EQUIPMENT (33.7%)
   2,840   Brocade Communications Systems,
           Inc.                                  $  260,748
   5,370   Cisco Systems, Inc.*                     205,403
   3,900   Corning, Inc.                            205,969
   6,400   JDS Uniphase Corp.*                      266,799
   1,320   Juniper Networks, Inc.*                  166,403
   8,750   Nokia Corp. -- ADR                       380,624
   8,550   Nortel Networks Corp. -- ADR             274,133
   4,250   Sonus Networks, Inc.*                    107,313
                                                 ----------
                                                  1,867,392
                                                 ----------

           COMPUTER SOFTWARE & SERVICES (26.3%)
   5,020   BEA Systems, Inc.*                       337,909
   3,020   i2 Technologies, Inc.*                   164,213
   3,300   Redback Networks, Inc.*                  135,300
   5,530   Siebel Systems, Inc.*                    373,965
   6,580   Sun Microsystems, Inc.*                  183,418
   1,630   Verisign, Inc.*                          120,926
   1,600   VERITAS Software Corp.*                  140,000
                                                 ----------
                                                  1,455,731
                                                 ----------

           ELECTRICAL EQUIPMENT (7.6%)
   8,770   General Electric Co.                     420,412
                                                 ----------
           ELECTRONICS (6.2%)
   2,400   Applied Micro Circuits Corp.*            180,113
   5,560   Thermo Electron Corp.*                   165,410
                                                 ----------
                                                    345,523
                                                 ----------

           ENERGY (3.0%)
   2,290   El Paso Energy Corp.                     164,021
                                                 ----------
           FINANCIAL SERVICES (6.3%)
   6,810   Citigroup, Inc.                          347,736
                                                 ----------

-----------------------------------------------------------
                                                   MARKET
  SHARES   SECURITY DESCRIPTION                    VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           HEALTH CARE (6.6%)
   2,620   Baxter International, Inc.            $  231,379
   2,630   King Pharmaceuticals, Inc.*              135,938
                                                 ----------
                                                    367,317
                                                 ----------

           INTERNET SERVICES (4.6%)
   7,230   America Online, Inc.*                    251,604
                                                 ----------

           SERVICES (2.6%)
   4,420   eBay, Inc.*                              145,860
                                                 ----------

           WIRELESS EQUIPMENT (1.5%)
   2,050   Aether Systems, Inc.*                     80,206
                                                 ----------
           TOTAL COMMON STOCKS
           (cost $5,988,262)                      5,445,802
                                                 ----------

-----------
  PRINCIPAL
-----------
              REPURCHASE AGREEMENT (10.5%)
$   578,000   Fifth Third Bank, 5.65%,
              01/02/01, (Collateralized by
              $585,807 CMO GNMA #1998-9C,
              6.50%, 02/20/22, market value
              $589,589)                             578,000
                                               ------------
              TOTAL REPURCHASE AGREEMENT
              (cost $578,000)                       578,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $6,566,262) (a) -- 108.9%     6,023,802
              LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (8.9)%                     (494,227)
                                               ------------
TOTAL NET ASSETS -- 100.0%                     $  5,529,575
                                               ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $14,827. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation                           $  84,382
         Unrealized depreciation                            (641,669)
                                                           ---------
         Net unrealized depreciation                       $(557,287)
                                                           =========

*  Denotes a non-income producing security.

ADR       American Depositary Receipts
CMO       Collateralized Mortgage Obligation
GNMA      Government National Mortgage Association

See notes to financial statements.

 68              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                   GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (80.3%)
             AUSTRIA (2.3%)
             ELECTRONIC COMPONENTS/INSTRUMENTS (2.3%)
     9,700   Austria Technologie & System       $   282,312
                                                -----------

             FINLAND (4.7%)
             TELECOM EQUIPMENT (4.7%)
    13,000   Nokia Corp. -- ADR                     565,500
                                                -----------
             FRANCE (2.3%)
             ELECTRONIC COMPONENTS/INSTRUMENTS (2.3%)
    31,100   Gemplus International SA*              277,383
                                                -----------
             JAPAN (4.9%)
             COMPUTER SOFTWARE (1.9%)
     3,100   Konami Co. Ltd.                        232,636
                                                -----------

             COMPUTERS/INTEGRATED SYSTEMS (2.0%)
       600   Itochu Techno-Science Corp.            111,331
         5   Net One Systems Co. Ltd.               124,781
                                                -----------
                                                    236,112
                                                -----------

             ELECTRONIC COMPONENTS/INSTRUMENTS (1.0%)
     5,200   Anritsu Corp.                          122,942
                                                -----------
                                                    591,690
                                                -----------

             NORWAY (2.6%)
             RETAIL/SPECIALTY (2.6%)
    16,500   Tomra Systems ASA                      319,952
                                                -----------

             UNITED KINGDOM (7.8%)
             COMPUTER SERVICES (1.5%)
     6,900   Logica PLC                             180,377
                                                -----------

             COMPUTERS/INTEGRATED SYSTEMS (0.8%)
    23,300   Psion PLC                               99,718
                                                -----------

             DATA PROCESSING & REPRODUCTION (1.9%)
     7,900   Autonomy Corp. PLC*                    225,400
                                                -----------

             NETWORKING (0.9%)
    16,300   Dimensions Data Holdings PLC*          110,057
                                                -----------
             TELECOM EQUIPMENT (2.7%)
    36,692   Spirent PLC                            334,344
                                                -----------
                                                    949,896
                                                -----------

             UNITED STATES (55.7%)
             APPLICATIONS SOFTWARE (1.5%)
     2,742   Siebel Systems, Inc.*                  185,428
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BUSINESS-TO-BUSINESS/E COMMERCE (1.3%)
     3,000   i2 Technologies, Inc.*             $   163,125
                                                -----------

             COMPUTER HARDWARE (0.3%)
     1,100   SanDisk Corp.*                          30,525
                                                -----------

             COMPUTER SOFTWARE (1.6%)
     7,000   Quest Software, Inc.*                  196,438
                                                -----------

             ELECTRONIC COMPONENTS/INSTRUMENTS (2.3%)
     3,000   Alpha Industries, Inc.*                111,000
     4,600   Orbotech Ltd.*                         171,638
                                                -----------
                                                    282,638
                                                -----------

             ENTERPRISE SOFTWARE (10.1%)
     5,950   BEA Systems, Inc.*                     400,509
     6,900   Manugistics Group, Inc.*               393,300
    11,400   PeopleSoft, Inc.*                      423,937
                                                -----------
                                                  1,217,746
                                                -----------

             INSTRUMENTS/CONTROLS (1.9%)
     2,400   Applera Corp. -- Applied Biosys        225,750
                                                -----------

             INTERNET APPLICATIONS SOFTWARE (1.9%)
     5,900   Art Technology Group, Inc.*            180,318
       950   Openwave Systems, Inc.*                 45,541
                                                -----------
                                                    225,859
                                                -----------

             INTERNET SECURITY (5.2%)
     4,700   Check Point Software Technologies
             Ltd.*                                  627,744
                                                -----------

             MEDICAL PRODUCTS (2.4%)
     3,300   Invitrogen Corp.*                      285,038
                                                -----------

             NETWORKING (6.4%)
     2,300   Emulex Corp.*                          183,856
     5,230   Extreme Networks, Inc.*                204,623
     1,800   Juniper Networks, Inc.*                226,912
     4,200   Oni Systems Corp.*                     166,163
                                                -----------
                                                    781,554
                                                -----------

             SEMICONDUCTOR MANUFACTURER (2.7%)
     5,900   Vitesse Semiconductor Corp.*           326,344
                                                -----------

             SEMICONDUCTORS & RELATED SERVICES (2.3%)
     6,400   Triquint Semiconductor, Inc.*          279,600
                                                -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               69

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                   GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES         SECURITY DESCRIPTION            VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATION EQUIPMENT (12.6%)
     3,200   Anaren Microwave, Inc.*            $   215,000
     2,400   Comverse Technology, Inc.*             260,700
     3,175   Corning, Inc.                          167,680
     8,500   Qualcomm, Inc.*                        698,593
     1,250   SDL, Inc.*                             185,234
                                                -----------
                                                  1,527,207
                                                -----------

             WIRELESS EQUIPMENT (3.2%)
    10,250   Palm, Inc.*                            290,203
     1,750   Powerwave Technologies, Inc.*          102,375
                                                -----------
                                                    392,578
                                                -----------
             TOTAL COMMON STOCKS
             (cost $10,665,400)                   9,734,307
                                                -----------

-----------------------------------------------------------
                                                  MARKET
 PRINCIPAL   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             REPURCHASE AGREEMENT (24.0%)
$2,913,000   Fifth Third Bank 5.65%, 01/02/01,
             (Collateralized by $2,942,249
             GNMA Pool #446712, market value
             $2,971,406)                        $ 2,913,000
                                                -----------
             TOTAL REPURCHASE AGREEMENT
             (cost $2,913,000)                    2,913,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $13,578,400) (a) -- 104.3%    12,647,307
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (4.3)%                      (520,463)
                                                -----------
TOTAL NET ASSETS -- 100%                        $12,126,844
                                                ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $750,290. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $   370,145
            Unrealized depreciation                         (2,051,528)
                                                           -----------
            Net unrealized depreciation                    $(1,681,383)
                                                           ===========

ADR          American Depository Receipt
GNMA         Government National Mortgage Association
PLC          Public Limited Company (British or Irish)
SA           Societe Anonyme (French Corporation)

--------------------------------------------------------------------------------

At December 31, 2000, the Fund's open forward foreign currency contracts were as follows:

                                                                              UNREALIZED
                                 DELIVERY      CONTRACT         MARKET      APPRECIATION/
           CURRENCY                DATE         VALUE           VALUE       (DEPRECIATION)
           --------              --------   --------------   ------------   --------------
SHORT CONTRACT:
Euro                              1/2/01       $ 52,867        $ 53,932        $(1,065)
Japanese Yen                      1/4/01         66,274          66,458           (184)
                                               --------        --------        -------
    TOTAL SHORT CONTRACTS                      $119,141        $120,390        $(1,249)
                                               ========        ========        =======
LONG CONTRACTS:
Norwegian Krone                   1/2/01       $ 79,819        $ 80,216        $   397
                                               --------        --------        -------
    TOTAL LONG CONTRACTS                       $ 79,819        $ 80,216        $   397
                                               ========        ========        =======

See notes to financial statements.

 70              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             EMERGING MARKETS FUND

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (98.8%)
             ARGENTINA (3.7%)
             FINANCIAL SERVICES (1.7%)
     4,500   Grupo Financiero Galicia
             SA -- ADR*                         $    66,656
                                                -----------
             OIL & GAS (2.0%)
     5,100   Perez Companc SA -- ADR                 79,688
                                                -----------
                                                    146,344
                                                -----------

             BRAZIL (16.8%)
             AIRCRAFT (0.4%)
       400   Embraer Aircraft Corp. -- ADR           15,900
                                                -----------

             BANKING (3.2%)
    18,000   Banco Bradesco SA -- ADR               129,231
                                                -----------

             BEVERAGES (1.0%)
     1,500   Companhia de Bebidas das Americas
             ADR                                     38,625
                                                -----------
             MINING (2.2%)
     3,500   Cia Vale Do Rio Doce -- ADR*            86,188
                                                -----------

             OIL & GAS (1.8%)
     3,000   Petroleo Brasileiro SA -- ADR           70,431
                                                -----------
             RETAIL (2.3%)
     2,500   Companhia Brasileira de
             Distribuicao Grupo Pao de
             Acucar -- ADR                           91,250
                                                -----------
             TELECOMMUNICATIONS (5.9%)
       800   Brasil Telecom Participacoes
             SA -- ADR                               47,200
     7,000   Tele Centro Oeste Celular
             Participacoes SA -- ADR                 67,809
     5,400   Tele Norte Leste Participacoes
             SA -- ADR                              123,187
                                                -----------
                                                    238,196
                                                -----------
                                                    669,821
                                                -----------

             CHINA (0.9%)
             INTERNET (0.9%)
     4,000   AsiaInfo Holdings, Inc.*                37,500
                                                -----------

             GREECE (1.0%)
             TELECOMMUNICATIONS (1.0%)
     3,887   STET Hellas Telecommunications
             SA -- ADR*                              40,814
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HONG KONG (4.4%)
             REAL ESTATE (4.4%)
     7,000   Cheung Kong Holdings Ltd.          $    89,520
     7,000   Hutchison Whampoa Ltd.                  87,277
                                                -----------
                                                    176,797
                                                -----------

             HUNGARY (3.1%)
             PHARMACEUTICALS (3.1%)
     2,100   Gedeon Richter Rt. -- GDR              123,989
                                                -----------

             INDIA (6.4%)
             FINANCIAL SERVICES (2.5%)
     9,500   ICICI Ltd. -- ADR                       99,750
                                                -----------

             INTERNET (0.3%)
     3,000   Satyam Infoway Ltd. -- ADR*             10,875
                                                -----------

             TEXTILE MANUFACTURING (3.6%)
    10,000   Reliance Industries Ltd. -- GDR        145,244
                                                -----------
                                                    255,869
                                                -----------

             ISRAEL (2.1%)
             INTERNET SECURITY (1.7%)
       500   Check Point Software Technologies
             Ltd.*                                   66,782
                                                -----------

             SEMICONDUCTORS (0.4%)
     9,000   Tioga Technologies Ltd.*                16,031
                                                -----------
                                                     82,813
                                                -----------

             KOREA (15.4%)
             AUTOMOBILE (2.1%)
    15,000   Hyundai Motor Co. Ltd. -- GDR*          82,500
                                                -----------

             BANKING (1.7%)
     4,000   Shinhan Bank -- GDR*                    66,113
                                                -----------

             SEMICONDUCTORS (6.1%)
    20,000   LG Electronics Inc. -- GDR*             57,500
     6,700   Samsung Electronics -- GDR             187,600
                                                -----------
                                                    245,100
                                                -----------

             TELECOMMUNICATIONS (5.5%)
     9,300   SK Telecom Co. Ltd. -- ADR             219,131
                                                -----------
                                                    612,844
                                                -----------

             MEXICO (15.7%)
             CABLE TV/PROGRAMMING (1.5%)
     6,000   TV Azteca SA de CV -- ADR               59,625
                                                -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               71

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             EMERGING MARKETS FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEXICO (CONTINUED)
             DIVERSIFIED (1.9%)
    10,000   Grupo Carso SA de CV -- ADR*       $    49,227
     5,000   Grupo IMSA SA de CV -- ADR*             27,500
                                                -----------
                                                     76,727
                                                -----------
             HOUSING (1.8%)
     6,300   Consorcio ARA SA de CV -- ADR*,**       72,779
                                                -----------
             RETAIL (3.4%)
     8,000   Grupo Elektra SA de CV -- ADR           66,000
     3,500   Wal-Mart de Mexico SA de
             CV -- ADR*                              69,647
                                                -----------
                                                    135,647
                                                -----------

             TELECOMMUNICATIONS (7.1%)
    60,000   Carso Global Telecom -- ADR*           227,297
     5,500   Grupo Iusacell SA de CV -- ADR*         53,625
                                                -----------
                                                    280,922
                                                -----------
                                                    625,700
                                                -----------

             POLAND (4.2%)
             PETROLEUM (3.2%)
    12,000   Polski Koncern Naftowy Orlen
             SA -- GDR                              128,347
                                                -----------
             TELECOMMUNICATIONS (1.0%)
     6,000   Telekomunikacja Polska SA -- GDR        40,072
                                                -----------
                                                    168,419
                                                -----------
             RUSSIA (2.5%)
             OIL & GAS (2.5%)
    14,000   AO Tatneft -- ADR                       98,875
                                                -----------
             SOUTH AFRICA (4.5%)
             BANKING (1.7%)
     3,000   Nedcor Ltd.                             67,767
                                                -----------

             MINING (2.8%)
     1,300   Anglo American Platinum Corp.
             Ltd.                                    60,655
     2,000   De Beers                                52,840
                                                -----------
                                                    113,495
                                                -----------
                                                    181,262
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TAIWAN (11.1%)
             COMPUTER HARDWARE (4.0%)
    10,100   Acer Communications & Multimedia,
             Inc. -- GDR                        $    48,480
    10,000   Asustek Computer, Inc. -- GDR           30,750
    12,000   Compal Electronics, Inc.                81,434
                                                -----------
                                                    160,664
                                                -----------

             ELECTRONIC EQUIPMENT (2.4%)
     8,000   Hon Hai Precision Industry Co.
             Ltd.                                    94,200
                                                -----------

             SEMICONDUCTORS (4.7%)
     5,500   Advanced Semiconducting
             Engineering Inc. -- ADR*                16,844
     8,800   Siliconware Precision Industries
             Co. -- ADR*                             22,000
     8,700   Taiwan Semiconductor
             Manufacturing
             Co. Ltd. -- ADR*                       150,075
                                                -----------
                                                    188,919
                                                -----------
                                                    443,783
                                                -----------

             THAILAND (2.4%)
             FINANCIAL SERVICES (2.4%)
   215,000   Siam Commercial Bank*                   96,646
                                                -----------

             TURKEY (4.6%)
             BANKING (2.3%)
18,000,000   Yapi ve Kredi Bankasi AS*               92,645
                                                -----------

             TELECOMMUNICATIONS (2.3%)
    13,000   Turkcell Iletisim Hizmetleri
             AS -- ADR*                              91,000
                                                -----------
                                                    183,645
                                                -----------
             TOTAL COMMON STOCKS
             (cost $4,995,741)                    3,945,121
                                                -----------

             REPURCHASE AGREEMENT (1.0%)
    39,000   Fifth Third Bank 5.65%, 01/02/01,
             (Collateralized by $39,610 FHMC
             Pool #218738, 9.00%, 01/01/02,
             market value $39,782)                   39,000
                                                -----------
             TOTAL REPURCHASE AGREEMENT
             (cost $39,000)                          39,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $5,034,741)(a) -- 99.8%        3,984,121
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 0.2%                      6,423
                                                -----------
TOTAL NET ASSETS -- 100%                        $ 3,990,544
                                                ===========

 72              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             EMERGING MARKETS FUND

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of market to market adjustment for passive foreign investment companies and the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $118,548. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $   121,633
            Unrealized depreciation                         (1,290,801)
                                                           -----------
            Net unrealized depreciation                    $(1,169,168)
                                                           ===========

ADR          American Depositary Receipt
AS           Limited
FHMC         Federal Home Mortgage Corporation
GDR          Global Depositary Receipt

*  Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule
   144a, which limits the resale to certain qualified buyers.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               73

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              INTERNATIONAL GROWTH

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (91.9%)
             AUSTRALIA (0.8%)
             BANKING (0.3%)
     1,500   National Australia Bank Ltd.       $    24,012
                                                -----------

             MULTI-MEDIA (0.2%)
     3,000   News Corp Ltd.                          23,337
                                                -----------

             TELECOMMUNICATIONS EQUIPMENT MANUFACTURER
             (0.3%)
    16,000   ERG Ltd.                                24,351
                                                -----------
                                                     71,700
                                                -----------

             BRAZIL (0.8%)
             MINING (0.3%)
     1,150   Companhia Vale do Rio
             Doce -- ADR*                            28,319
                                                -----------
             TELECOMMUNICATIONS (0.5%)
     1,800   Tele Norte Leste Participacoes
             SA -- ADR                               41,062
                                                -----------
                                                     69,381
                                                -----------

             CANADA (5.0%)
             BANKING (1.2%)
     3,200   Royal Bank Of Canada                   108,334
                                                -----------

             DIVERSIFIED (0.8%)
     4,800   Bombardier, Inc.                        73,981
                                                -----------

             INSURANCE (1.0%)
     3,400   Canada Life Financial Corp.             94,733
                                                -----------

             OIL & GAS (0.6%)
     2,200   Petro-Canada                            55,879
                                                -----------

             TELECOMMUNICATIONS (0.8%)
     2,500   BCE, Inc.                               72,070
                                                -----------

             TELECOMMUNICATIONS EQUIPMENT MANUFACTURER
             (0.2%)
       700   Nortel Networks Corp.                   22,487
                                                -----------

             TRANSPORTATION (0.4%)
     1,200   Canadian National Railway Co.           35,433
                                                -----------
                                                    462,917
                                                -----------

             FINLAND (1.7%)
             TELECOMMUNICATIONS EQUIPMENT MANUFACTURER
             (1.7%)
     3,577   Nokia Oyj                              159,517
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FRANCE (11.2%)
             BANKING (1.6%)
     1,684   BNP Paribas SA                     $   147,825
                                                -----------

             DIVERSIFIED (1.3%)
     1,861   Vivendi Universal SA                   122,478
                                                -----------

             HEALTH & PERSONAL CARE (2.0%)
     1,323   L'Oreal SA                             113,403
     1,003   Sanofi-Synthelabo SA                    66,858
                                                -----------
                                                    180,261
                                                -----------

             LUXURY GOODS (1.6%)
     3,040   Christian Dior SA                      145,702
                                                -----------

             OIL & GAS (1.9%)
     1,223   Total Fina Elf SA                      181,877
                                                -----------

             PHARMACEUTICALS (1.9%)
     2,027   Aventis SA                             177,935
                                                -----------

             TELECOMMUNICATIONS EQUIPMENT (0.9%)
     1,423   Alcatel                                 80,827
                                                -----------
                                                  1,036,905
                                                -----------

             GERMANY (6.0%)
             AUTOMOTIVE (1.3%)
     3,941   Bayerische Motoren Werke AG            128,760
                                                -----------

             BANKING (0.7%)
       727   Deutsche Bank AG                        60,610
                                                -----------

             CHEMICALS (0.7%)
       950   Henkel KGaA                             62,433
                                                -----------

             COMPUTER SOFTWARE/SERVICES (0.6%)
       368   Sap AG                                  52,101
                                                -----------

             DIVERSIFIED (0.8%)
       568   Siemens AG                              74,257
                                                -----------

             FINANCE SERVICES (0.7%)
       942   Tecis Holding AG                        60,139
                                                -----------

             INSURANCE (1.2%)
       338   Muenchener Rueckversucherungs
             Gesellschaft AG                        120,586
                                                -----------
                                                    558,886
                                                -----------

 74              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              INTERNATIONAL GROWTH

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HONG KONG (3.2%)
             BANKING (1.1%)
     3,000   Hang Seng Bank                     $    40,385
     4,200   HSBC Holdings PLC                       62,193
                                                -----------
                                                    102,578
                                                -----------
             DIVERSIFIED (1.2%)
     9,000   Hutchison Whampoa Ltd.                 112,213
                                                -----------

             TELECOMMUNICATIONS (0.4%)
     6,000   China Mobile (Hong Kong) Ltd.*          32,770
                                                -----------

             TRANSPORTATION (0.5%)
    25,000   Cathay Pacific Airways                  46,154
                                                -----------
                                                    293,715
                                                -----------
             INDIA (0.2%)
             DIVERSIFIED (0.2%)
     1,300   Reliance Industries Ltd. -- GDR**       18,882
                                                -----------
             IRELAND (1.1%)
             PHARMACEUTICALS (1.1%)
     2,252   Elan Corp. PLC -- ADR*                 105,422
                                                -----------
             ITALY (3.7%)
             AUTOMOTIVE (1.0%)
     3,906   Fiat SPA*                               96,299
                                                -----------

             BANKING (1.3%)
     7,655   San Paolo -- IMI SpA                   123,758
                                                -----------
             TELECOMMUNICATIONS (1.4%)
    15,762   Telecom Italia Mobile SpA              125,784
                                                -----------
                                                    345,841
                                                -----------
             JAPAN (14.4%)
             AUTOMOTIVE (1.2%)
     6,000   Nissan Motor Co. Ltd                    34,571
     2,000   Toyota Motor Corp.                      63,923
                                                -----------
                                                     98,494
                                                -----------

             BANKING (0.9%)
        14   Mizuho Holdings, Inc.                   86,795
                                                -----------

             CAPACITORS (0.1%)
     1,000   Nichicon Corp.                          13,835
                                                -----------
             CHEMICALS (0.6%)
     6,000   Asahi Chemical Industry Co. Ltd.        34,571
     9,000   Mitsubishi Chemical Corp.               23,722
                                                -----------
                                                     58,293
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)

             COMPUTER SOFTWARE/SERVICES (0.5%)
       400   Capcom Co. Ltd.                    $    13,730
     1,000   Fujitsu Ltd.                            14,746
       200   Fujitsu Support & Service, Inc.         13,503
                                                -----------
                                                     41,979
                                                -----------

             ELECTRONICS (3.6%)
       200   Kyocera Corp.                           21,839
     4,000   Matsushita Electric Industrial
             Co. Ltd.                                95,623
       200   Murata Manufacturing Co. Ltd.           23,468
     4,000   Nec Corp.                               73,205
     2,000   Sanyo Electric Co. Ltd.                 16,637
     5,000   Sharp Corp.                             60,333
       500   Sony Corp.                              34,588
                                                -----------
                                                    325,693
                                                -----------

             FINANCIAL SERVICES (0.9%)
       500   Orix Corp.                              50,175
     2,000   The Nomura Securities Co. Ltd.          35,989
                                                -----------
                                                     86,164
                                                -----------

             HEALTH & PERSONAL CARE (0.3%)
     1,000   Kao Corp.                               29,072
                                                -----------

             INDUSTRIAL (0.4%)
     6,000   NSK Ltd.                                36,725
                                                -----------

             MACHINERY (0.3%)
     2,000   Daifuku Co. Ltd.                        11,699
     4,000   Komatsu Ltd.                            17,688
                                                -----------
                                                     29,387
                                                -----------

             MATERIALS (0.7%)
    28,000   Mitsubishi Materials Corp.              66,935
                                                -----------

             PHARMACEUTICALS (0.8%)
     1,000   Chugai Pharmaceutical Co. Ltd.          16,637
     1,000   Takeda Chemical Industries Ltd.         59,194
                                                -----------
                                                     75,831
                                                -----------

             PRINTING (0.6%)
     4,000   Dai Nippon Printing Co. Ltd.            59,580
                                                -----------

             RETAIL (0.9%)
     1,000   Jusco Co. Ltd.                          21,716
     1,900   Sunkus & Associates, Inc.               57,898
                                                -----------
                                                     79,614
                                                -----------

             SERVICES (0.7%)
     1,000   Secom Co. Ltd.                          65,236
                                                -----------

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               75

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              INTERNATIONAL GROWTH

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             TELECOMMUNICATIONS (0.5%)
         6   Nippon Telegraph & Telephone
             Corp.                              $    43,240
                                                -----------
             TRADING CO. (0.5%)
    18,000   Marubeni Corp.*                         42,557
                                                -----------
             TRANSPORTATION (0.7%)
         9   East Japan Railway Co.                  52,802
     2,000   Nippon Express Co. Ltd.                 12,084
                                                -----------
                                                     64,886
                                                -----------
             UTILITIES (0.2%)
     1,000   Chubu Electric Power Co., Inc.          17,172
                                                -----------
                                                  1,321,488
                                                -----------
             KOREA (1.0%)
             AUTOMOTIVE (0.2%)
     2,800   Hyundai Motor Co. Ltd. -- GDR           15,400
                                                -----------
             BANKING (0.3%)
     2,634   H&CB -- ADR                             29,633
                                                -----------

             ELECTRONICS (0.2%)
       340   Samsung Electronics -- GDR              24,310
                                                -----------

             TELECOMMUNICATIONS (0.3%)
     1,000   SK Telecom Co. Ltd. -- ADR              23,563
                                                -----------
                                                     92,906
                                                -----------
             MEXICO (1.2%)
             RETAIL (0.5%)
     2,550   Wal-Mart de Mexico de CV
             SA -- GDR*                              50,742
                                                -----------
             TELECOMMUNICATIONS (0.7%)
     1,400   Telefonos De Mexico SA de
             CV -- ADR                               63,175
                                                -----------
                                                    113,917
                                                -----------

             NETHERLANDS (9.6%)
             BANKING (1.0%)
     4,185   ABN AMRO Holding NV                     95,162
                                                -----------
             CHEMICALS (1.6%)
     2,815   Akzo Nobel NV                          151,171
                                                -----------

             FINANCIAL SERVICES (1.1%)
     3,089   Fortis NV                              100,344
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             NETHERLANDS (CONTINUED)
             FOOD & BEVERAGE (2.8%)
     2,683   Heineken NV                        $   162,346
     2,946   Koninklijke Ahold NV                    95,034
                                                -----------
                                                    257,380
                                                -----------

             LUXURY GOODS (0.6%)
       645   Gucci Group                             56,014
                                                -----------

             OIL & GAS (1.6%)
     2,408   Royal Dutch Petroleum Co.              147,536
                                                -----------

             SEMICONDUCTOR MANUFACTURER (0.9%)
     3,574   ASM Lithography Holding NV*             81,168
                                                -----------
                                                    888,775
                                                -----------

             RUSSIA (0.2%)
             OIL & GAS (0.2%)
     2,400   AO Tetneft -- ADR                       16,950
                                                -----------

             SINGAPORE (0.8%)
             BANKING (0.4%)
     3,000   DBS Group Holdings Ltd.                 33,909
                                                -----------

             MANUFACTURING (0.2%)
     3,000   Venture Manufacturing Ltd.              20,069
                                                -----------

             TRANSPORTATION (0.2%)
    27,000   Neptune Orient Lines Ltd.*              21,176
                                                -----------
                                                     75,154
                                                -----------

             SOUTH AFRICA (0.2%)
             FINANCIAL SERVICES (0.2%)
    20,000   Firstrand Ltd.                          22,193
                                                -----------

             SPAIN (3.0%)
             BANKING (1.5%)
    12,385   Banco Santander Central Hispano
             SA                                     132,554
                                                -----------

             TELECOMMUNICATIONS (0.9%)
     5,250   Telefonica SA                           86,750
                                                -----------

             UTILITIES (0.6%)
     4,516   Iberdrola SA                            56,602
                                                -----------
                                                    275,906
                                                -----------

             SWEDEN (0.6%)
             TELECOMMUNICATIONS EQUIPMENT MANUFACTURER
             (0.6%)
     4,843   Telefonaktiebolaget LM Ericsson
             AB, B Shares                            55,177
                                                -----------

 76              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              INTERNATIONAL GROWTH

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SWITZERLAND (6.4%)
             BANKING (1.6%)
       788   Credit Suisse Group                $   149,771
                                                -----------

             CHEMICALS (1.1%)
     1,919   Syngenta AG                            103,026
                                                -----------

             FOOD & BEVERAGE (0.9%)
        37   Nestle SA                               86,307
                                                -----------

             PHARMACEUTICALS (2.8%)
        73   Novartis AG                            129,062
        12   Roche Holding AG                       122,259
                                                -----------
                                                    251,321
                                                -----------
                                                    590,425
                                                -----------

             TAIWAN (0.5%)
             ELECTRONICS (0.2%)
     1,700   Hon Hai Precision Industry Co.
             Ltd.                                    20,018
                                                -----------

             SEMICONDUCTORS (0.3%)
     1,500   Taiwan Semiconductor
             Manufacturing Co. -- ADR*               25,875
                                                -----------
                                                     45,893
                                                -----------
             UNITED KINGDOM (20.3%)
             ADVERTISING/MARKETING (1.6%)
    11,254   WPP Group PLC                          146,594
                                                -----------
             BANKING (3.0%)
     3,160   Barclays PLC                            97,807
     7,318   Royal Bank of Scotland Group PLC       172,939
                                                -----------
                                                    270,746
                                                -----------

             BUILDING & CONSTRUCTION (0.5%)
     8,866   AMEC PLC                                45,692
                                                -----------
             COMPUTER EQUIPMENT (0.6%)
    13,442   Psion PLC                               57,528
                                                -----------

             COMPUTER SOFTWARE/SERVICES (0.9%)
     3,300   Logica PLC                              86,267
                                                -----------
             ELECTRONICS (1.0%)
    10,630   Spirent PLC                             96,863
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY DESCRIPTION                  VALUE
-----------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             FOOD & BEVERAGE (1.4%)
    30,789   Tesco PLC                          $   125,445
                                                -----------

             INVESTMENT COMPANY (1.3%)
     5,692   Amvescap PLC                           116,827
                                                -----------

             MINING (0.6%)
     3,155   Rio Tinto PLC                           55,518
                                                -----------

             OIL & GAS (1.8%)
    20,996   BP Amoco PLC                           169,365
                                                -----------

             REAL ESTATE INVESTMENT/MANAGEMENT (0.5%)
     8,349   Regus PLC*                              45,295
                                                -----------

             SERVICES (1.5%)
    12,682   Granada Compass PLC*                   138,010
                                                -----------

             TELECOMMUNICATIONS (4.1%)
     7,881   Cable & Wireless PLC                   106,307
    71,000   Vodafone Group PLC                     260,378
                                                -----------
                                                    366,685
                                                -----------

             UTILITIES (1.5%)
    15,675   National Grid Group PLC                142,482
                                                -----------
                                                  1,863,317
                                                -----------
             TOTAL COMMON STOCKS
             (cost $8,760,402)                    8,485,267
                                                -----------

----------
PRINCIPAL
----------
             REPURCHASE AGREEMENT (4.2%)
$  390,000   Fifth Third Bank, 5.65%,
             01/02/01,
             (Collateralized by $396,090 FARM
             Pool #134513, 6.75%, 07/01/20,
             market value $397,820)                 390,000
                                                -----------
             TOTAL REPURCHASE AGREEMENT
             (cost $390,000)                        390,000
                                                -----------
             TOTAL INVESTMENTS
             (cost $9,150,402)(a) -- 96.1%        8,875,267
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 3.9%                    363,812
                                                -----------
TOTAL NET ASSETS -- 100%                        $ 9,239,079
                                                ===========

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               77

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              INTERNATIONAL GROWTH

            SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (CONTINUED)

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $234,618. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $ 384,149
            Unrealized depreciation                         (893,902)
                                                           ---------
            Net unrealized depreciation                    $(509,753)
                                                           =========

*   Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule 144A, which is restricted as to institutional investors only.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

AB           Aktiebolag (Swedish Stock Company)
ADR          American Depositary Receipt
AG           Aktiengesellschaft (German or Swiss stock companies)
CV           Convertible
GDR          Global Depository Receipt
NV           Naamloze Vennootschap (Dutch Corporation)
Oyj          Limited
PLC          Public Limited Company (British, Hong Kong or Irish)
SA           Societe Anonyme (French or Swiss Corporation)
SA           Sociedad Anonima (Spanish or Portuguese Corporation)
SPA          Societa per Azioni (Italian Corporation)

--------------------------------------------------------------------------------

At December 31, 2000, the Fund's future contracts were as follows:

                              NUMBER
                                OF                                                MARKET        UNREALIZED
                             CONTRACTS     CONTRACTS DESCRIPTION/EXPIRATION       VALUE        DEPRECIATION
                             ---------     --------------------------------     ----------     ------------
FUTURES:
Europe                         9          MSCI Pan Euro, March 2001***          $  223,070       $(7,029)

*** Cash pledged as collateral.

See notes to financial statements.

 78              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          GLOBAL LIFE SCIENCES FUND II

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
SHARES           SECURITY DESCRIPTION              VALUE
-----------------------------------------------------------
         COMMON STOCKS (97.2%)
         BIOTECHNOLOGY (17.3%)
1,800    Amgen, Inc.*                           $   115,087
  470    Biogen, Inc.*                               28,229
  540    Chiron Corp.*                               24,030
  740    Genentech, Inc.*                            60,309
  280    Genzyme Corp.-General Division*             25,183
  330    Human Genome Sciences, Inc.*                22,873
  130    IDEC Pharmaceuticals Corp.*                 24,643
1,300    Immunex Corp.*                              52,813
  140    Invitrogen Corp.*                           12,093
  600    Medimmune, Inc.*                            28,613
  510    Millennium Pharmaceuticals, Inc.*           31,556
                                                -----------
                                                    425,429
                                                -----------

         DISTRIBUTORS/FOOD & HEALTH (2.5%)
  440    Cardinal Health, Inc.                       43,835
  470    McKesson HBOC, Inc.                         16,868
                                                -----------
                                                     60,703
                                                -----------
         DRUGS/GENERIC & OTHER (10.6%)
  250    Allergan, Inc.                              24,203
  380    ALZA Corp.                                  16,150
  730    Aventis SA-ADR                              61,503
  160    Forest Laboratories, Inc.*                  21,260
  280    King Pharmaceuticals, Inc.*                 14,473
1,860    Novartis AG-ADR                             83,235
  330    Novo Nordisk A/S-ADR                        29,205
  210    Watson Pharmaceuticals, Inc.*               10,749
                                                -----------
                                                    260,778
                                                -----------

         DRUGS/MAJOR PHARMACEUTICALS (24.7%)
  870    AstraZeneca PLC-ADR                         44,805
1,260    Eli Lilly & Co.                            117,259
1,210    Merck & Co., Inc.*                         113,286
2,490    Pfizer, Inc.                               114,540
1,760    Pharmacia Corp.                            107,360
1,980    Schering-Plough Corp.                      112,365
                                                -----------
                                                    609,615
                                                -----------
         ELECTRONIC INSTRUMENTS (0.7%)
  200    Waters Corp.*                               16,700
                                                -----------
         HEALTH CARE/DIVERSIFIED (22.1%)
2,320    Abbott Laboratories                        112,375
1,790    American Home Products Corp.               113,755
1,570    Bristol-Myers Squibb Co.                   116,082
  580    Elan Corp. PLC-ADR*                         27,151
  270    IVAX Corp.*                                 10,341
1,090    Johnson & Johnson                          114,518

-----------------------------------------------------------
                                                  MARKET
SHARES           SECURITY DESCRIPTION              VALUE
-----------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         HEALTH CARE/DIVERSIFIED (CONTINUED)
  640    Serono SA-ADR*                         $    15,320
  230    Shire Pharmaceuticals Group PLC-ADR*        10,594
  310    Teva Pharmaceutical Industries
         Ltd.-Sponsored ADR                          22,708
                                                -----------
                                                    542,844
                                                -----------

         HEALTH CARE/SPECIAL SERVICES (0.9%)
  650    HEALTHSOUTH Corp.*                          10,603
   80    Quest Diagnostics, Inc.*                    11,360
                                                -----------
                                                     21,963
                                                -----------

         HOSPITAL MANAGEMENT (2.9%)
  850    HCA-The Healthcare Co.                      37,408
  470    Health Management Associates, Inc.,
         Class A*                                     9,753
  540    Tenet Healthcare Corp.*                     23,996
                                                -----------
                                                     71,157
                                                -----------

         HOUSEWARES (0.8%)
1,490    Luxottica Group SpA-ADR                     20,488
                                                -----------

         INSURANCE/MANAGED CARE (2.9%)
  280    CIGNA Corp.                                 37,044
  320    UnitedHealth Group, Inc.                    19,640
  120    Wellpoint Health Networks, Inc.*            13,830
                                                -----------
                                                     70,514
                                                -----------

         MEDICAL PRODUCTS/SUPPLIES (11.3%)
  370    Applera Corp.-Applied Biosystems
         Group                                       34,803
  480    Baxter International, Inc.                  42,390
  400    Becton, Dickinson & Co.                     13,850
  300    Biomet, Inc.                                11,906
  950    Fresenius Medical Care AG-ADR               25,828
  490    Guidant Corp.*                              26,429
1,750    Medtronic, Inc.                            105,657
  310    Stryker Corp.                               15,683
                                                -----------
                                                    276,546
                                                -----------

         SERVICES/COMMERCIAL & CONSUMER (0.5%)
  410    IMS Health, Inc.                            11,070
                                                -----------
         TOTAL COMMON STOCKS (cost $2,429,887)    2,387,807
                                                -----------
         TOTAL INVESTMENTS (cost $2,429,887)
         (a) -- 97.2%                             2,387,807
         OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 2.8%                         69,911
                                                -----------
TOTAL NET ASSETS -- 100.0%                      $ 2,457,718
                                                ===========

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               79

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          GLOBAL LIFE SCIENCES FUND II

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000

--------------------------------------------------------------------------------

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation                        $  1,787
            Unrealized depreciation                         (43,867)
                                                           --------
            Net unrealized depreciation                    $(42,080)
                                                           ========

* Denotes a non-income producing security.

ADR          American Depositary Receipt
AG           Aktiengesellschaft (German or Swiss Stock Company)
A/S          Limited (Danish)
PLC          Public Limited Company (British or Irish)
SA           Societe Anonyme (French or Swiss Corporation)
SpA          Societa per Anioni (Italian Corporation)

See notes to financial statements.

 80              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                   TOTAL          CAPITAL       GOVERNMENT        MONEY           SMALL
                                                   RETURN       APPRECIATION       BOND           MARKET         COMPANY
                                                    FUND            FUND           FUND            FUND            FUND
                                               --------------   ------------   ------------   --------------   ------------
ASSETS:
  Investments, at value (cost $1,970,233,327;
    $663,676,604; $802,060,909;
    $1,994,706,294 and $634,541,066
    respectively)                              $2,012,489,541   $604,528,790   $825,932,749   $1,994,706,294   $755,471,454
  Repurchase Agreements, at cost                           --            --      32,142,000               --     47,441,000
                                               --------------   ------------   ------------   --------------   ------------
      Total Investments                         2,012,489,541   604,528,790     858,074,749    1,994,706,294    802,912,454
  Cash                                                108,977           741             497            1,447          4,826
  Foreign currencies, at value (cost $0; $0;
    $0; $0 and $122,060 respectively)                      --            --              --               --        122,172
  Receivable for investment securities sold         1,789,617    11,727,900              --               --      9,612,372
  Unrealized appreciation on foreign currency
    contracts                                              --            --              --               --            187
  Withholding tax reclaim receivable                       --            --              --               --        100,822
  Receivable from affiliate                           235,570        90,573          85,113          185,091             --
  Interest and dividends receivable                 1,418,726       216,279       9,475,553          117,997        421,444
  Prepaid expenses and other assets                   111,145        44,128          38,090           98,197            773
                                               --------------   ------------   ------------   --------------   ------------
      Total Assets                              2,016,153,576   616,608,411     867,674,002    1,995,109,026    813,175,050
                                               --------------   ------------   ------------   --------------   ------------
LIABILITIES:
  Dividends payable                                        --            --              --       11,058,806             --
  Payable for investment securities purchased              --     9,540,872              --               --     19,783,935
  Short term line of credit payable                        --            --              --               --      2,034,599
  Accrued expenses and other liabilities:
    Management fees                                   991,416       319,938         360,520          701,580        581,217
    Fund administration fees                           77,626        27,597          37,932           86,219         38,470
    Transfer agent fees                                15,786         4,362           7,518           20,431          6,414
    Administrative servicing fees                     251,650        79,638         107,243          266,102         92,857
    Other                                              58,507        36,684          21,485           53,569         30,622
                                               --------------   ------------   ------------   --------------   ------------
      Total Liabilities                             1,394,985    10,009,091         534,698       12,186,707     22,568,114
                                               --------------   ------------   ------------   --------------   ------------
NET ASSETS                                     $2,014,758,591   $606,599,320   $867,139,304   $1,982,922,319   $790,606,936
                                               ==============   ============   ============   ==============   ============
REPRESENTED BY:
  Capital                                      $1,944,234,914   $727,691,428   $855,016,713   $1,982,923,436   $689,991,077
  Undistributed (distributions in excess of)
    net investment income (losses)                      6,467            --           2,164            7,348        (32,774)
  Net unrealized appreciation (depreciation)
    from investments                               42,256,214   (59,147,814)     23,871,840               --    120,930,388
  Net unrealized appreciation (depreciation)
    from translation of assets and
    liabilities in foreign currencies                      --            --              --               --          2,566
  Undistributed (distributions in excess of)
    net realized gains (losses) from
    investments and foreign currency
    transactions                                   28,260,996   (61,944,294)    (11,751,413)          (8,465)   (20,284,321)
                                               --------------   ------------   ------------   --------------   ------------
NET ASSETS                                     $2,014,758,591   $606,599,320   $867,139,304   $1,982,922,319   $790,606,936
                                               ==============   ============   ============   ==============   ============
  Shares outstanding (unlimited number of
    shares authorized):                           173,057,469    41,315,072      75,770,071    1,982,927,085     39,528,928
                                               ==============   ============   ============   ==============   ============
  NET ASSET VALUE PER SHARE                    $        11.64   $     14.68    $      11.44   $         1.00   $      20.00
                                               ==============   ============   ============   ==============   ============

------------------------------------------------------

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               81

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                     MID CAP       STRATEGIC      EQUITY      HIGH INCOME
                                                       INCOME         GROWTH         VALUE        INCOME         BOND
                                                        FUND           FUND          FUND          FUND          FUND
                                                     -----------   ------------   -----------   -----------   -----------
ASSETS:
  Investments, at value (cost $11,193,458;
    $233,339,375; $22,855,359; $51,761,103 and
    $80,299,498 respectively)                        $11,446,921   $235,911,496   $24,447,499   $53,377,373   $64,891,508
  Repurchase Agreements, at cost                         745,000      2,154,000     1,831,000     2,335,000    12,380,000
                                                     -----------   ------------   -----------   -----------   -----------
      Total Investments                               12,191,921    238,065,496    26,278,499    55,712,373    77,271,508
  Cash                                                       488            416            92           105           895
  Receivable for investment securities sold                   --     16,131,551            --     2,925,647            --
  Receivable from affiliate                                3,573         60,301         5,075         8,327            --
  Interest and dividends receivable                      188,134         43,047        14,517       108,510     1,484,844
  Deferred organizational costs                              918          1,406         1,406         1,545         1,309
  Prepaid expenses and other assets                          493         12,605         1,252         2,582         5,063
                                                     -----------   ------------   -----------   -----------   -----------
      Total Assets                                    12,385,527    254,314,822    26,300,841    58,759,089    78,763,619
                                                     -----------   ------------   -----------   -----------   -----------
LIABILITIES:
  Payable for investment securities purchased                 --      9,260,747            --     2,046,133            --
  Short term line of credit payable                           --             --            --       703,288            --
  Accrued expenses and other liabilities:
    Management fees                                        4,469        184,520        18,717        37,676        49,798
    Fund administration fees                               2,255         15,744         1,811         5,063        13,791
    Transfer agent fees                                      110          2,651           232           571           660
    Administrative servicing fees                            144         31,078         3,292         6,936         8,706
    Other                                                  3,483         16,183         4,843         8,295        59,569
                                                     -----------   ------------   -----------   -----------   -----------
      Total Liabilities                                   10,461      9,510,923        28,895     2,807,962       132,524
                                                     -----------   ------------   -----------   -----------   -----------
NET ASSETS                                           $12,375,066   $244,803,899   $26,271,946   $55,951,127   $78,631,095
                                                     ===========   ============   ===========   ===========   ===========
REPRESENTED BY:
  Capital                                            $12,285,151   $287,086,121   $25,963,829   $58,453,361   $95,815,644
  Undistributed (distributions in excess of) net
    investment income (losses)                                --             --         1,122        18,907            --
  Net unrealized appreciation (depreciation) from
    investments                                          253,463      2,572,121     1,592,140     1,616,270   (15,407,990)
  Undistributed (distributions in excess of) net
    realized gains (losses) from investments            (163,548)   (44,854,343)   (1,285,145)   (4,137,411)   (1,776,559)
                                                     -----------   ------------   -----------   -----------   -----------
NET ASSETS                                           $12,375,066   $244,803,899   $26,271,946   $55,951,127   $78,631,095
                                                     ===========   ============   ===========   ===========   ===========
  Shares outstanding (unlimited number of shares
    authorized):                                       1,230,814     14,718,485     2,616,242     4,666,188     9,969,478
                                                     ===========   ============   ===========   ===========   ===========
  NET ASSET VALUE PER SHARE                          $     10.05   $      16.63   $     10.04         11.99          7.89
                                                     ===========   ============   ===========   ===========   ===========

------------------------------------------------------

See notes to financial statements.

 82              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                          MULTI SECTOR    SMALL CAP      SMALL CAP                    MID CAP
                                             BALANCED         BOND          VALUE         GROWTH       GLOBAL 50       INDEX
                                               FUND           FUND           FUND          FUND          FUND           FUND
                                           ------------   ------------   ------------   -----------   -----------   ------------
ASSETS:
  Investments, at value (cost
    $114,114,467; $151,192,333;
    $324,569,659; $89,073,203;
    $79,581,206 and $138,192,041
    respectively)                          $111,538,281   $151,219,060   $279,837,354   $81,567,999   $77,545,029   $139,161,447
  Repurchase agreements, at cost              3,364,000     12,044,000     15,462,000    14,684,000     3,683,000      6,376,000
                                           ------------   ------------   ------------   -----------   -----------   ------------
      Total Investments                     114,902,281    163,263,060    295,299,354    96,251,999    81,228,029    145,537,447
  Cash                                              160            606         19,766         1,376            --            901
  Foreign currencies, at value (cost $0;
    $0; $0; $0; $4,391,629 and $0
    respectively)                                    --             --             --            --     4,416,246             --
  Receivable for investment securities
    sold                                        698,849        323,566      5,606,799       431,663       537,439             --
  Unrealized appreciation on foreign
    currency contracts                               --         72,604             --            --            --             --
  Withholding tax reclaim receivable                 --         43,502             --            --        50,251             --
  Variation margin receivable                        --             --             --            --        45,684             --
  Receivable from affiliate                      24,636         26,150         46,964        47,469            --         17,527
  Interest and dividends receivable             423,246      1,001,380        122,905         8,496        57,965         79,096
  Deferred organizational costs                   1,309          1,309          1,309            --         1,405          1,309
  Prepaid expenses and other assets               5,086          5,237         12,793         3,768         4,187             52
                                           ------------   ------------   ------------   -----------   -----------   ------------
      Total Assets                          116,055,567    164,737,414    301,109,890    96,744,771    86,341,206    145,636,332
                                           ------------   ------------   ------------   -----------   -----------   ------------
LIABILITIES:
  Cash overdrafts                                    --             --             --            --        12,104             --
  Payable for investment securities
    purchased                                 3,363,965     32,386,789     20,734,943     2,711,328     4,730,881         31,020
  Unrealized depreciation on foreign
    currency contracts                               --             --             --            --        62,789             --
  Variation margin payable                           --             --             --            --        32,995        130,018
  Accrued expenses and other liabilities:
    Management fees                              70,538         79,522        192,158        81,663        66,157         57,519
    Fund administration fees                     13,034         13,438         16,502        10,678         6,390         10,955
    Transfer agent fees                           1,054          1,225          2,510           996           707          1,552
    Administrative servicing fees                14,004         15,773         32,185        10,552         9,162         16,965
    Other                                        16,129         14,056         21,614        38,139        60,847         38,419
                                           ------------   ------------   ------------   -----------   -----------   ------------
      Total Liabilities                       3,478,724     32,510,803     20,999,912     2,853,356     4,982,032        286,448
                                           ------------   ------------   ------------   -----------   -----------   ------------
NET ASSETS                                 $112,576,843   $132,226,611   $280,109,978   $93,891,415   $81,359,174   $145,349,884
                                           ============   ============   ============   ===========   ===========   ============
REPRESENTED BY:
  Capital                                  $118,145,960   $135,931,713   $314,498,675   $110,073,618  $86,310,373   $144,558,921
  Undistributed (distributions in excess
    of) net investment income (losses)            3,231       (152,626)            --            --        (4,675)            --
  Net unrealized appreciation
    (depreciation) from investments and
    futures                                  (2,576,186)        27,390    (44,732,305)   (7,505,204)   (2,057,123)     1,064,356
  Net unrealized appreciation
    (depreciation) from translation of
    assets and liabilities in foreign
    currencies                                       --         96,246             --            --       (44,185)            --
  Undistributed (distribution in excess
    of) net realized gains (losses) from
    investments, futures, and foreign
    currency transactions                     2,996,162     (3,676,112)    10,343,608    (8,676,999)   (2,845,216)      (273,393)
                                           ------------   ------------   ------------   -----------   -----------   ------------
NET ASSETS                                 $112,576,843   $132,226,611   $280,109,978   $93,891,415   $81,359,174   $145,349,884
                                           ============   ============   ============   ===========   ===========   ============
  Shares outstanding (unlimited number of
    shares authorized):                      11,263,272     14,243,236     32,207,424     5,783,067     6,981,968     10,729,166
                                           ============   ============   ============   ===========   ===========   ============
  NET ASSET VALUE PER SHARE                $      10.00   $       9.28   $       8.70   $     16.24   $     11.65   $      13.55
                                           ============   ============   ============   ===========   ===========   ============

------------------------------------------------------

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               83

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                GROWTH      GLOBAL TECHNOLOGY     EMERGING    INTERNATIONAL   GLOBAL LIFE
                                                 FOCUS      AND COMMUNICATIONS    MARKETS        GROWTH        SCIENCES
                                                 FUND              FUND             FUND          FUND          FUND II
                                              -----------   ------------------   ----------   -------------   -----------
ASSETS:
  Investments, at value (cost $5,988,262;
    $10,665,400; $4,995,741; $8,760,402 and
    $2,429,887 respectively)                  $ 5,445,802      $ 9,734,307       $3,945,121    $ 8,485,267    $2,387,807
  Repurchase agreements, at cost                  578,000        2,913,000           39,000        390,000            --
                                              -----------      -----------       ----------    -----------    ----------
      Total Investments                         6,023,802       12,647,307        3,984,121      8,875,267     2,387,807
  Cash                                                354              407              230        350,251     2,500,000
  Foreign currencies, at value (cost $0;
    $294,859; $3,085; $17,302 and $0
    respectively)                                      --          295,002            3,073         17,401            --
  Receivable for investment securities sold       200,838               --               --             --            --
  Withholding tax reclaim receivable                   --               --               --            303            --
  Variation margin receivable                          --               --               --            507            --
  Receivable from affiliate                        25,333           16,035           13,363         24,971         5,577
  Interest and dividends receivable                 2,051            1,372            6,598          3,944            --
                                              -----------      -----------       ----------    -----------    ----------
      Total Assets                              6,252,378       12,960,123        4,007,385      9,272,644     4,893,384
                                              -----------      -----------       ----------    -----------    ----------
LIABILITIES:
  Payable for investment securities
    purchased                                     699,100          804,155               --             --     2,429,887
  Unrealized depreciation on foreign
    currency contracts                                 --              852               --             --            --
  Accrued expenses and other liabilities:
    Management fees                                 4,940           10,622            4,085          7,722           107
    Fund administration fees                        6,987            8,449            7,591          5,173           646
    Transfer agent fees                                66              130               31             70             2
    Administrative servicing fees                   1,015              918               15             60            --
    Other                                          10,695            8,153            5,119         20,540         5,024
                                              -----------      -----------       ----------    -----------    ----------
      Total Liabilities                           722,803          833,279           16,841         33,565     2,435,666
                                              -----------      -----------       ----------    -----------    ----------
NET ASSETS                                    $ 5,529,575      $12,126,844       $3,990,544    $ 9,239,079    $2,457,718
                                              ===========      ===========       ==========    ===========    ==========
REPRESENTED BY:
  Capital                                     $ 7,863,074      $17,223,546       $5,469,971    $10,675,511    $2,499,798
  Undistributed (distributed in excess of)
    net investment (losses)                            --              852          (10,118)            --            --
  Net unrealized appreciation (depreciation)
    from investments and futures                 (542,460)        (931,093)      (1,050,620)      (282,164)      (42,080)
  Net unrealized appreciation (depreciation)
    from translation of assets and
    liabilities in foreign currencies                  --           (2,348)             (12)           269            --
  Undistributed (distribution in excess) net
    realized gains (losses) from
    investments, futures, & foreign currency
    transactions                               (1,791,039)      (4,164,113)        (418,677)    (1,154,537)           --
                                              -----------      -----------       ----------    -----------    ----------
NET ASSETS                                    $ 5,529,575      $12,126,844       $3,990,544    $ 9,239,079    $2,457,718
                                              ===========      ===========       ==========    ===========    ==========
  Shares outstanding (unlimited number of
    shares authorized):                           926,002        1,649,138          531,160      1,071,207       250,000
                                              ===========      ===========       ==========    ===========    ==========
  NET ASSET VALUE PER SHARE                   $      5.97      $      7.35       $     7.51    $      8.62    $     9.83
                                              ===========      ===========       ==========    ===========    ==========

------------------------------------------------------

See notes to financial statements.

 84              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                            CAPITAL      GOVERNMENT       MONEY          SMALL
                                         TOTAL RETURN    APPRECIATION       BOND          MARKET        COMPANY
                                             FUND            FUND           FUND           FUND           FUND
                                         -------------   -------------   -----------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                               $   7,000,413   $   1,030,092   $50,280,147   $123,170,684   $  3,949,153
  Dividends (net of foreign withholding
    tax of $1,334; $830; $0; $0 and
    $178,865 respectively)                  23,678,983       5,165,227            --      2,320,455      5,110,394
                                         -------------   -------------   -----------   ------------   ------------
    Total income                            30,679,396       6,195,319    50,280,147    125,491,139      9,059,547
                                         -------------   -------------   -----------   ------------   ------------
EXPENSES:
  Investment management fees                12,762,775       5,078,680     3,773,840      7,612,638      6,677,080
  Fund administration fees                     978,598         426,628       385,562        897,536        523,763
  Custodian fees                               197,893          44,200        13,820         43,529        146,275
  Interest expense from line of credit          16,459          40,217         7,299         18,706         18,343
  Administrative servicing fees              3,260,119       1,254,389     1,127,218      2,904,223      1,070,048
  Professional fees                             76,973          38,798        33,987         77,573         33,986
  Organization costs                                --              --            --             --          1,340
  Trustees' fees and expenses                   41,797          15,647        15,297         45,923          4,124
  Transfer agent fees                          218,406          84,652        75,470        195,325         71,788
  Printing fees                                142,083          68,496        40,421         49,839         89,977
  Other                                         33,502          15,598        11,355         23,816         22,129
                                         -------------   -------------   -----------   ------------   ------------
    Total expenses before waived or
      reimbursed expenses                   17,728,605       7,067,305     5,484,269     11,869,108      8,658,853
  Expenses waived or reimbursed               (706,978)       (293,537)     (498,191)    (1,126,343)            --
                                         -------------   -------------   -----------   ------------   ------------
    Total expenses                          17,021,627       6,773,768     4,986,078     10,742,765      8,658,853
                                         -------------   -------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                13,657,769        (578,449)   45,294,069    114,748,374        400,694
                                         -------------   -------------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gains (losses) from
    investments and foreign currency
    transactions                           746,695,073      75,113,837   (11,691,407)        (8,465)    90,949,769
  Net change in unrealized appreciation
    (depreciation) from investments       (807,664,557)   (303,684,688)   56,606,789             --    (41,799,498)
  Net change in unrealized appreciation
    from translation of assets and
    liabilities in foreign currencies               --              --            --             --          9,591
                                         -------------   -------------   -----------   ------------   ------------
Net realized/unrealized gains (losses)
  from investments and foreign currency
  transactions                             (60,969,484)   (228,570,851)   44,915,382         (8,465)    49,159,862
                                         -------------   -------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $ (47,311,715)  $(229,149,300)  $90,209,451   $114,739,909   $ 49,560,556
                                         =============   =============   ===========   ============   ============

------------------------------------------------------

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               85

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                         MID CAP      STRATEGIC      EQUITY          HIGH
                                             INCOME       GROWTH        VALUE        INCOME         INCOME
                                              FUND         FUND          FUND         FUND        BOND FUND
                                            --------   ------------   ----------   -----------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                                  $592,732   $    980,682   $   89,138   $    83,843   $  7,800,642
  Dividends (net of foreign withholding
    tax of $0; $0; $425; $0 and $0
    respectively)                                 --        297,964      344,170       765,710        133,948
                                            --------   ------------   ----------   -----------   ------------
    Total income                             592,732      1,278,646      433,308       849,553      7,934,590
                                            --------   ------------   ----------   -----------   ------------
EXPENSES:
  Investment management fees                  43,654      1,905,719      205,456       355,199        557,438
  Fund administration fees                    13,258        152,513       18,187        37,899         82,668
  Custodian fees                               6,374         30,727        6,817         8,557          3,743
  Interest expense from line of credit            94          2,827        1,847         2,462             57
  Administrative servicing fees                1,533        319,542       32,168        64,724         96,251
  Professional fees                           17,997         17,336       15,052        13,250         14,921
  Organization costs                             446            754          754           703            703
  Trustees' fees and expenses                    110          4,225          158           895          1,372
  Transfer agent fees                            970         21,173        2,283         4,440          6,967
  Printing                                     8,007         17,792        2,497         3,931          6,871
  Other                                        1,515          1,121        1,874           479          7,213
                                            --------   ------------   ----------   -----------   ------------
    Total expenses before waived or
      reimbursed expenses                     93,958      2,473,729      287,093       492,539        778,204
  Expenses waived or reimbursed              (21,115)      (353,987)     (58,778)      (70,388)      (115,002)
                                            --------   ------------   ----------   -----------   ------------
    Total expenses                            72,843      2,119,742      228,315       422,151        663,202
                                            --------   ------------   ----------   -----------   ------------
NET INVESTMENT INCOME (LOSS)                 519,889       (841,096)     204,993       427,402      7,271,388
                                            --------   ------------   ----------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized (losses) from investments     (78,411)   (44,625,161)    (694,660)   (3,653,503)    (1,404,865)
  Net change in unrealized appreciation
    (depreciation) from investments          557,863    (13,428,932)   2,271,022    (3,659,386)   (11,932,743)
                                            --------   ------------   ----------   -----------   ------------
Net realized/unrealized gains (losses)
  from investments                           479,452    (58,054,093)   1,576,362    (7,312,889)   (13,337,608)
                                            --------   ------------   ----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $999,341   $(58,895,189)  $1,781,355   $(6,885,487)  $ (6,066,220)
                                            ========   ============   ==========   ===========   ============

------------------------------------------------------

See notes to financial statements.

 86              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                MULTI                                      GLOBAL       MID CAP
                                                 BALANCED       SECTOR      SMALL CAP     SMALL CAP          50          INDEX
                                                   FUND       BOND FUND    VALUE FUND    GROWTH FUND        FUND          FUND
                                                -----------   ----------   -----------   ------------   ------------   ----------
INVESTMENT INCOME:
INCOME:
  Interest (net of foreign withholding tax of
    $0; $1,334; $0; $0; $0 and $0
    respectively)                               $ 2,783,276   $7,723,541   $   212,607   $    604,564   $    188,828   $   89,682
  Dividends (net of foreign withholding tax of
    $2,276; $0; $5,603; $0; $145,820 and $0
    respectively)                                   743,775           --     1,274,660         55,317      1,477,537      767,929
                                                -----------   ----------   -----------   ------------   ------------   ----------
    Total income                                  3,527,051    7,723,541     1,487,267        659,881      1,666,365      857,611
                                                -----------   ----------   -----------   ------------   ------------   ----------
EXPENSES:
  Investment management fees                        702,420      727,003     1,817,407        670,307        752,365      321,603
  Fund administration fees                           86,747       91,182       147,088         92,551         72,292       57,525
  Custodian fees                                     26,464       36,110        42,267         83,690        105,333       55,762
  Interest expense from line of credit                5,508        6,771        47,556            795            312       11,905
  Administrative servicing fees                     140,294      145,416       303,937         83,274        102,246       91,175
  Professional fees                                  18,007       18,774        18,149         31,500         15,334       14,941
  Organization costs                                    703          703           703             --            754          703
  Trustees' fees and expenses                         1,956        1,952         4,082          1,292          1,591          129
  Transfer agent fees                                 9,365        9,693        20,191          6,093          7,523        6,431
  Printing fees                                      12,362       15,117        20,753          4,494          6,950           --
  Other                                                 738        1,206         1,739            701          6,124       16,778
                                                -----------   ----------   -----------   ------------   ------------   ----------
    Total expenses before waived or reimbursed
      expenses                                    1,004,564    1,053,927     2,423,872        974,697      1,070,824      576,952
  Expenses waived or reimbursed                    (159,539)    (179,017)     (303,376)      (181,698)      (165,649)    (157,855)
                                                -----------   ----------   -----------   ------------   ------------   ----------
    Total expenses                                  845,025      874,910     2,120,496        792,999        905,175      419,097
                                                -----------   ----------   -----------   ------------   ------------   ----------
NET INVESTMENT INCOME (LOSS)                      2,682,026    6,848,631      (633,229)      (133,118)       761,190      438,514
                                                -----------   ----------   -----------   ------------   ------------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gains (losses) from investment,
    futures, and foreign currency transactions   (2,475,089)  (2,517,091)   60,652,987     (8,621,906)      (729,338)   4,561,936
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures                                      (1,068,584)   1,672,271   (46,960,011)   (12,426,475)   (10,004,880)  (1,098,696)
  Net change in unrealized appreciation
    (depreciation) from translation of assets
    and liabilities in foreign currencies                --       81,975            --             --        (56,282)          --
                                                -----------   ----------   -----------   ------------   ------------   ----------
Net realized/unrealized gains (losses) from
  investments, futures and translation of
  assets and liabilities in foreign currencies   (3,543,673)    (762,845)   13,692,976    (21,048,381)   (10,790,500)   3,463,240
                                                -----------   ----------   -----------   ------------   ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $  (861,647)  $6,085,786   $13,059,747   $(21,181,499)  $(10,029,310)  $3,901,754
                                                ===========   ==========   ===========   ============   ============   ==========

------------------------------------------------------

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               87

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                               GLOBAL
                                               GROWTH      TECHNOLOGY AND    EMERGING     INTERNATIONAL   GLOBAL LIFE
                                                FOCUS      COMMUNICATIONS     MARKETS        GROWTH        SCIENCES
                                              FUND (a)        FUND (a)       FUND (b)       FUND (b)      FUND II (c)
                                             -----------   --------------   -----------   -------------   -----------
INVESTMENT INCOME:
INCOME:
  Interest                                   $    12,230    $    40,986     $    12,190    $    27,603     $     --
  Dividends (net of foreign withholding tax
    of $0; $79; $276; $2,826 and $0
    respectively)                                  2,377            351          12,623         18,977           --
                                             -----------    -----------     -----------    -----------     --------
    Total income                                  14,607         41,337          24,813         46,580           --
                                             -----------    -----------     -----------    -----------     --------
EXPENSES:
  Investment management fees                      16,503         44,727          18,169         32,038          107
  Fund administration fees                        37,295         40,834          26,640         28,740          646
  Custodian fees                                   8,959          7,434           4,311         10,815           63
  Interest expense from line of credit             3,686          1,066             889            385           --
  Administrative servicing fees                    1,854          2,807             271            338           --
  Professional fees                               14,844         12,728          10,000         15,000        4,650
  Trustees' fees and expenses                         54            109              20            920            1
  Transfer agent fees                                183            456             158            320            2
  Printing fees                                    8,336          6,801           5,000          5,000          300
  Other                                            1,462            253             251            251           10
                                             -----------    -----------     -----------    -----------     --------
    Total expenses before waived or
      reimbursed expenses                         93,176        117,215          65,709         93,807        5,779
  Expenses waived or reimbursed                  (68,421)       (55,711)        (37,568)       (41,680)      (5,577)
                                             -----------    -----------     -----------    -----------     --------
    Total expenses                                24,755         61,504          28,141         52,127          202
                                             -----------    -----------     -----------    -----------     --------
NET INVESTMENT INCOME (LOSS)                     (10,148)       (20,167)         (3,328)        (5,547)        (202)
                                             -----------    -----------     -----------    -----------     --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized (losses) from investments,
    futures and foreign currency
    transactions                              (1,791,039)    (3,894,459)       (421,720)    (1,171,301)          --
  Net change in unrealized (depreciation)
    from investments and futures                (542,460)      (931,093)     (1,050,620)      (282,164)     (42,080)
  Net change in unrealized appreciation
    (depreciation) from translation of
    assets and liabilities in foreign
    currencies                                        --         (2,348)            (12)           269           --
                                             -----------    -----------     -----------    -----------     --------
Net realized/unrealized gains (losses) from
  investments, futures and translation of
  assets and liabilities in foreign
  currencies                                  (2,333,499)    (4,827,900)     (1,472,352)    (1,453,196)     (42,080)
                                             -----------    -----------     -----------    -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(2,343,647)   $(4,848,067)    $(1,475,680)   $(1,458,743)    $(42,282)
                                             ===========    ===========     ===========    ===========     ========

------------------------------------------------------

(a) Period from June 30, 2000 (commencement of operations) through December 31, 2000.

(b) Period from August 30, 2000 (commencement of operations) through December 31, 2000.

(c) Period from December 29, 2000 (commencement of operations) through December 31, 2000

See notes to financial statements.

 88              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         TOTAL RETURN FUND            CAPITAL APPRECIATION FUND
                                                  -------------------------------   -----------------------------
                                                     FOR THE          FOR THE         FOR THE         FOR THE
                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2000             1999            2000            1999
                                                  --------------   --------------   ------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                    $   13,657,769   $   15,554,510   $   (578,449)  $    6,802,079
  Net realized gains from investment
    transactions                                     746,695,073      117,359,335     75,113,837       62,469,302
  Net change in unrealized appreciation
    (depreciation) from investments                 (807,664,557)      26,138,759   (303,684,688)     (26,820,996)
                                                  --------------   --------------   ------------   --------------
    Change in net assets resulting from
      operations                                     (47,311,715)     159,052,604   (229,149,300)      42,450,385
                                                  --------------   --------------   ------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (13,660,813)     (15,661,031)            --       (6,893,619)
  In excess of net investment income                          --               --     (1,533,348)              --
  Net realized gains from investments               (746,955,268)     (89,929,742)   (75,113,837)     (62,441,907)
  In excess of net realized gains from
    investments                                               --               --    (60,410,946)              --
  Tax return of capital                                       --               --             --       (7,645,722)
                                                  --------------   --------------   ------------   --------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                 (760,616,081)    (105,590,773)  (137,058,131)     (76,981,248)
                                                  --------------   --------------   ------------   --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                        191,967,931      326,423,709    188,997,064      309,393,064
  Dividends reinvested                               760,605,867      105,590,773    137,056,582       76,981,248
  Cost of shares redeemed                           (549,624,604)    (409,176,547)  (421,085,576)    (348,502,305)
                                                  --------------   --------------   ------------   --------------
  Change in net assets from capital transactions     402,949,194       22,837,935    (95,031,930)      37,872,007
                                                  --------------   --------------   ------------   --------------
    Change in net assets                            (404,978,602)      76,299,766   (461,239,361)       3,341,144
NET ASSETS:
  Beginning of period                              2,419,737,193    2,343,437,427   1,067,838,681   1,064,497,537
                                                  --------------   --------------   ------------   --------------
  End of period                                   $2,014,758,591   $2,419,737,193   $606,599,320   $1,067,838,681
                                                  ==============   ==============   ============   ==============
SHARE TRANSACTIONS:
  Sold                                                10,128,007       17,024,853      7,866,775       11,259,729
  Reinvested                                          63,756,621        5,714,178      9,193,231        3,046,984
  Redeemed                                           (29,498,367)     (21,401,235)   (17,285,982)     (12,802,699)
                                                  --------------   --------------   ------------   --------------
Change in shares                                      44,386,261        1,337,796       (225,976)       1,504,014
                                                  ==============   ==============   ============   ==============

------------------------------------------------------

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               89

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     GOVERNMENT BOND FUND               MONEY MARKET FUND
                                                 ----------------------------   ----------------------------------
                                                    FOR THE        FOR THE          FOR THE            FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                     2000            1999             2000              1999
                                                 -------------   ------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                          $  45,294,069   $ 41,862,730   $    114,748,374   $    83,322,142
  Net realized gains (losses) from investment
    transactions                                   (11,691,407)     1,408,560             (8,465)           11,260
  Net change in unrealized appreciation
    (depreciation) from investments                 56,606,789    (61,093,491)                --                --
                                                 -------------   ------------   ----------------   ---------------
    Change in net assets resulting from
      operations                                    90,209,451    (17,822,201)       114,739,909        83,333,402
                                                 -------------   ------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (45,294,069)   (42,012,244)      (114,748,374)      (83,322,142)
  In excess of net investment income                    (7,350)            --                 --                --
  Net realized gains from investments                       --     (1,412,380)                --                --
  In excess of net realized gain on investments             --        (50,492)                --                --
                                                 -------------   ------------   ----------------   ---------------
  CHANGE IN NET ASSETS FROM SHAREHOLDER
    DISTRIBUTIONS                                  (45,301,419)   (43,475,116)      (114,748,374)      (83,322,142)
                                                 -------------   ------------   ----------------   ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                      323,078,335    306,089,242     11,029,951,983     6,730,305,796
  Dividends reinvested                              45,300,516     43,475,116        103,688,089        83,322,142
  Cost of shares redeemed                         (316,104,443)  (280,206,820)   (11,278,209,065)   (6,059,473,491)
                                                 -------------   ------------   ----------------   ---------------
  Change in net assets from capital
    transactions                                    52,274,408     69,357,538       (144,568,993)      754,154,447
                                                 -------------   ------------   ----------------   ---------------
    Change in net assets                            97,182,440      8,060,221       (144,577,458)      754,165,707
NET ASSETS:
  Beginning of period                              769,956,864    761,896,643      2,127,499,777     1,373,334,070
                                                 -------------   ------------   ----------------   ---------------
  End of period                                  $ 867,139,304   $769,956,864   $  1,982,922,319   $ 2,127,499,777
                                                 =============   ============   ================   ===============
SHARE TRANSACTIONS:
  Sold                                              29,102,580     27,120,299     11,029,951,983     6,730,305,797
  Reinvested                                         4,105,837      3,932,706        103,688,462        83,322,142
  Redeemed                                         (28,765,648)   (24,902,794)   (11,278,209,065)   (6,059,473,491)
                                                 -------------   ------------   ----------------   ---------------
Change in shares                                     4,442,769      6,150,211       (144,568,620)      754,154,448
                                                 =============   ============   ================   ===============

------------------------------------------------------
See notes to financial statements.

 90              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SMALL COMPANY FUND                 INCOME FUND
                                                      -----------------------------   ----------------------------
                                                         FOR THE         FOR THE         FOR THE        FOR THE
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2000            1999            2000            1999
                                                      -------------   -------------   -------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (losses)                      $     400,694   $    (619,947)   $   519,889    $   321,371
  Net realized gains (losses) from investment
    transactions                                         90,949,769      64,557,108        (78,411)       (83,927)
  Net change in unrealized appreciation
    (depreciation) from investments                     (41,799,498)     95,484,781        557,863       (364,806)
  Net change in unrealized appreciation from
    translation of assets and liabilities in foreign
    currencies                                                9,591              --             --             --
                                                      -------------   -------------    -----------    -----------
    Change in net assets resulting from operations       49,560,556     159,421,942        999,341       (127,362)
                                                      -------------   -------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (192,168)             --       (529,555)      (311,674)
  Net realized gains from investments                  (113,693,904)    (21,327,194)            --         (9,576)
  In excess of net realized gains from investments      (20,524,264)             --             --             --
                                                      -------------   -------------    -----------    -----------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                    (134,410,336)    (21,327,194)      (529,555)      (321,250)
                                                      -------------   -------------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                           685,757,607     414,442,782     11,000,324      5,898,374
  Dividends reinvested                                  134,409,560      21,327,194        529,417        321,250
  Cost of shares redeemed                              (487,247,294)   (437,896,385)    (8,157,195)    (2,202,672)
                                                      -------------   -------------    -----------    -----------
  Change in net assets from capital transactions        332,919,873      (2,126,409)     3,372,546      4,016,952
                                                      -------------   -------------    -----------    -----------
    Change in net assets                                248,070,093     135,968,339      3,842,332      3,568,340
NET ASSETS:
  Beginning of period                                   542,536,843     406,568,504      8,532,734      4,964,394
                                                      -------------   -------------    -----------    -----------
  End of period                                       $ 790,606,936   $ 542,536,843    $12,375,066    $ 8,532,734
                                                      =============   =============    ===========    ===========
SHARE TRANSACTIONS:
  Sold                                                   29,618,150      23,884,118      1,121,583        593,562
  Reinvested                                              6,618,831       1,015,581         54,058         32,912
  Redeemed                                              (21,232,739)    (25,772,992)      (833,912)      (221,627)
                                                      -------------   -------------    -----------    -----------
Change in shares                                         15,004,242        (873,293)       341,729        404,847
                                                      =============   =============    ===========    ===========

------------------------------------------------------
See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               91

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           MID CAP GROWTH               STRATEGIC VALUE FUND
                                                     ---------------------------   ------------------------------
                                                       FOR THE        FOR THE        FOR THE          FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                         2000           1999           2000            1999
                                                     ------------   ------------   ------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                       $   (841,096)  $    (45,804)  $    204,993   $       138,205
  Net realized gains (losses) from investment
    transactions                                      (44,625,161)    14,235,988       (694,660)         (314,602)
  Net change in unrealized appreciation
    (depreciation) from investments                   (13,428,932)    14,036,084      2,271,022          (364,449)
                                                     ------------   ------------   ------------   ---------------
    Change in net assets resulting from operations    (58,895,189)    28,226,268      1,781,355          (540,846)
                                                     ------------   ------------   ------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --             --       (210,319)         (132,000)
  Net realized gains from investments                  (8,313,717)    (4,972,472)            --          (219,440)
  In excess of net realized gains from investments       (230,175)            --             --          (276,132)
                                                     ------------   ------------   ------------   ---------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                    (8,543,892)    (4,972,472)      (210,319)         (627,572)
                                                     ------------   ------------   ------------   ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                         302,244,759     73,161,266     41,673,720         8,445,323
  Dividends reinvested                                  8,543,892      4,972,472        210,144           627,572
  Cost of shares redeemed                             (97,636,953)   (12,638,597)   (34,436,790)       (5,929,989)
                                                     ------------   ------------   ------------   ---------------
  Change in net assets from capital transactions      213,151,698     65,495,141      7,447,074         3,142,906
                                                     ------------   ------------   ------------   ---------------
    Change in net assets                              145,712,617     88,748,937      9,018,110         1,974,488
NET ASSETS:
  Beginning of period                                  99,091,282     10,342,345     17,253,836        15,279,348
                                                     ------------   ------------   ------------   ---------------
  End of period                                      $244,803,899   $ 99,091,282   $ 26,271,946   $    17,253,836
                                                     ============   ============   ============   ===============
SHARE TRANSACTIONS:
  Sold                                                 14,159,946      4,529,147      4,309,342           845,843
  Reinvested                                              412,893        256,578         21,655            67,344
  Redeemed                                             (4,703,307)      (820,640)    (3,547,494)         (590,261)
                                                     ------------   ------------   ------------   ---------------
Change in shares                                        9,869,532      3,965,085        783,503           322,926
                                                     ============   ============   ============   ===============

------------------------------------------------------
See notes to financial statements.

 92              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             EQUITY INCOME FUND           HIGH INCOME BOND FUND
                                                         ---------------------------   ---------------------------
                                                           FOR THE        FOR THE        FOR THE        FOR THE
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2000           1999           2000           1999
                                                         ------------   ------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                  $   427,402    $    89,591    $ 7,271,388    $ 4,603,041
  Net realized (losses) from investment transactions      (3,653,503)      (483,477)    (1,404,865)      (371,694)
  Net change in unrealized appreciation (depreciation)
    from investments                                      (3,659,386)     4,232,943    (11,932,743)    (2,803,976)
                                                         -----------    -----------    -----------    -----------
    Change in net assets resulting from operations        (6,885,487)     3,839,057     (6,066,220)     1,427,371
                                                         -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (422,266)       (77,682)    (7,294,699)    (4,592,749)
  Tax return of capital                                           --             --        (44,173)            --
  Net realized gains from investments                             --        (11,653)            --        (24,373)
                                                         -----------    -----------    -----------    -----------
    CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS     (422,266)       (89,335)    (7,338,872)    (4,617,122)
                                                         -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             36,618,353     12,153,340     29,431,144     49,566,341
  Dividends reinvested                                       421,813         89,336      7,338,006      4,617,122
  Cost of shares redeemed                                 (2,970,389)      (997,765)    (9,486,792)   (22,870,077)
                                                         -----------    -----------    -----------    -----------
  Change in net assets from capital transactions          34,069,777     11,244,911     27,282,358     31,313,386
                                                         -----------    -----------    -----------    -----------
    Change in net assets                                  26,762,024     14,994,633     13,877,266     28,123,635
NET ASSETS:
  Beginning of period                                     29,189,103     14,194,470     64,753,829     36,630,194
                                                         -----------    -----------    -----------    -----------
  End of period                                          $55,951,127    $29,189,103    $78,631,095    $64,753,829
                                                         ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
  Sold                                                     2,702,416        993,131      3,366,303      4,968,321
  Reinvested                                                  31,665          7,309        857,093        475,151
  Redeemed                                                  (224,801)       (80,630)    (1,053,057)    (2,292,101)
                                                         -----------    -----------    -----------    -----------
Change in shares                                           2,509,280        919,810      3,170,339      3,151,371
                                                         ===========    ===========    ===========    ===========

------------------------------------------------------
See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               93

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               BALANCED FUND            MULTI SECTOR BOND FUND
                                                        ---------------------------   ---------------------------
                                                          FOR THE        FOR THE        FOR THE        FOR THE
                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2000           1999           2000           1999
                                                        ------------   ------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                 $  2,682,026   $ 2,295,378    $  6,848,631   $ 3,715,721
  Net realized losses from investment transactions        (2,475,089)     (455,966)     (2,517,091)   (1,282,937)
  Net change in unrealized appreciation (depreciation)
    from investments                                      (1,068,584)   (1,965,360)      1,672,271    (1,183,151)
  Net change in unrealized appreciation from
    translation of assets and liabilities in foreign
    currencies                                                    --            --          81,975            --
                                                        ------------   -----------    ------------   -----------
    Change in net assets resulting from operations          (861,647)     (125,948)      6,085,786     1,249,633
                                                        ------------   -----------    ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (2,716,752)   (2,254,410)     (6,733,132)   (3,540,626)
  Net realized gains from investments                             --       (11,532)             --            --
                                                        ------------   -----------    ------------   -----------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                       (2,716,752)   (2,265,942)     (6,733,132)   (3,540,626)
                                                        ------------   -----------    ------------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             49,560,897    43,114,270      82,363,914    40,791,159
  Dividends reinvested                                     2,716,167     2,265,941       6,731,697     3,540,626
  Cost of shares redeemed                                (14,278,986)   (5,716,185)    (29,084,137)   (6,143,188)
                                                        ------------   -----------    ------------   -----------
  Change in net assets from capital transactions          37,998,078    39,664,026      60,011,474    38,188,597
                                                        ------------   -----------    ------------   -----------
    Change in net assets                                  34,419,679    37,272,136      59,364,128    35,897,604
NET ASSETS:
  Beginning of period                                     78,157,164    40,885,028      72,862,483    36,964,879
                                                        ------------   -----------    ------------   -----------
  End of period                                         $112,576,843   $78,157,164    $132,226,611   $72,862,483
                                                        ============   ===========    ============   ===========
SHARE TRANSACTIONS:
  Sold                                                     4,800,122     4,044,103       8,870,886     4,282,502
  Reinvested                                                 264,787       216,037         726,495       376,822
  Redeemed                                                (1,381,400)     (546,541)     (3,129,361)     (646,832)
                                                        ------------   -----------    ------------   -----------
Change in shares                                           3,683,509     3,713,599       6,468,020     4,012,492
                                                        ============   ===========    ============   ===========

------------------------------------------------------
See notes to financial statements.

 94              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SMALL CAP VALUE FUND           SMALL CAP GROWTH FUND
                                                      -----------------------------   ---------------------------
                                                         FOR THE         FOR THE        FOR THE        FOR THE
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                          2000            1999            2000         1999 (a)
                                                      -------------   -------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                 $    (633,229)  $    (271,770)  $   (133,118)  $    (10,928)
  Net realized gains (losses) from investment
    transactions                                         60,652,987      22,619,690     (8,621,906)     1,633,550
  Net change in unrealized appreciation
    (depreciation) from investments                     (46,960,011)       (203,224)   (12,426,475)     4,921,271
                                                      -------------   -------------   ------------   ------------
    Change in net assets resulting from operations       13,059,747      22,144,696    (21,181,499)     6,543,893
                                                      -------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains from investments                   (50,617,017)    (21,000,309)      (909,138)      (713,484)
  In excess of net realized gains from investments               --              --        (55,073)
                                                      -------------   -------------   ------------   ------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                     (50,617,017)    (21,000,309)      (964,211)      (713,484)
                                                      -------------   -------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                           336,969,274     310,446,359    152,783,289     30,690,867
  Dividends reinvested                                   50,617,017      21,000,309        964,211        713,484
  Cost of shares redeemed                              (201,848,375)   (251,101,045)   (57,251,309)   (17,693,826)
                                                      -------------   -------------   ------------   ------------
  Change in net assets from capital transactions        185,737,916      80,345,623     96,496,191     13,710,525
                                                      -------------   -------------   ------------   ------------
    Change in net assets                                148,180,646      81,490,010     74,350,481     19,540,934
NET ASSETS:
  Beginning of period                                   131,929,332      50,439,322     19,540,934             --
                                                      -------------   -------------   ------------   ------------
  End of period                                       $ 280,109,978   $ 131,929,332   $ 93,891,415   $ 19,540,934
                                                      =============   =============   ============   ============
SHARE TRANSACTIONS:
  Sold                                                   32,267,124      30,266,660      7,686,246      2,077,997
  Reinvested                                              5,833,592       2,326,692         48,090         37,931
  Redeemed                                              (19,459,922)    (24,343,402)    (2,943,629)    (1,123,568)
                                                      -------------   -------------   ------------   ------------
Change in shares                                         18,640,794       8,249,950      4,790,707        992,360
                                                      =============   =============   ============   ============

------------------------------------------------------
(a) For the period May 1, 1999 (commencement of operations) through December 31, 1999.

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               95

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              GLOBAL 50 FUND              MID CAP INDEX FUND
                                                        ---------------------------   ---------------------------
                                                        FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2000           1999           2000           1999
                                                        ------------   ------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                 $    761,190   $   111,988    $    438,514   $    62,995
  Net realized gains (losses) from investment,
    futures, and currency transaction                       (729,338)    2,610,483       4,561,936     1,739,863
  Net change in unrealized appreciation (depreciation)
    from investments                                     (10,004,880)    6,071,877      (1,098,696)    1,207,561
  Net change in unrealized appreciation (depreciation)
    from translation of assets and liabilities in
    foreign currencies                                       (56,282)           --              --            --
                                                        ------------   -----------    ------------   -----------
    Change in net assets resulting from operations       (10,029,310)    8,794,348       3,901,754     3,010,419
                                                        ------------   -----------    ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (644,428)      (92,651)       (464,523)      (36,986)
  In excess of net investment income                              --       (26,601)        (89,031)           --
  Net realized gains from investments                       (709,093)   (1,919,622)     (4,786,311)   (1,249,236)
  In excess of realized gains from investments            (2,115,903)           --        (184,362)           --
  Tax return of capital                                      (72,617)
                                                        ------------   -----------    ------------   -----------
    CHANGE IN NET ASSETS FROM SHAREHOLDER
      DISTRIBUTIONS                                       (3,542,041)   (2,038,874)     (5,524,227)   (1,286,222)
                                                        ------------   -----------    ------------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             80,703,940    33,138,170     181,951,160     8,717,371
  Dividends reinvested                                     3,541,470     2,038,874       5,523,946     1,286,222
  Cost of shares redeemed                                (50,154,731)   (2,619,661)    (60,761,345)   (2,318,384)
                                                        ------------   -----------    ------------   -----------
  Change in net assets from capital transactions          34,090,679    32,557,383     126,713,761     7,685,209
                                                        ------------   -----------    ------------   -----------
    Change in net assets                                  20,519,328    39,312,857     125,091,288     9,409,406
NET ASSETS:
  Beginning of period                                     60,839,846    21,526,989      20,258,596    10,849,190
                                                        ------------   -----------    ------------   -----------
  End of period                                         $ 81,359,174   $60,839,846    $145,349,884   $20,258,596
                                                        ============   ===========    ============   ===========
SHARE TRANSACTIONS:
  Sold                                                     6,190,248     2,603,830      13,110,026       747,750
  Reinvested                                                 285,314       152,268         408,245       107,802
  Redeemed                                                (3,873,833)     (207,208)     (4,433,863)     (204,492)
                                                        ------------   -----------    ------------   -----------
Change in shares                                           2,601,729     2,548,890       9,084,408       651,060
                                                        ============   ===========    ============   ===========

------------------------------------------------------
See notes to financial statements.

 96              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     GLOBAL TECHNOLOGY
                                                              GROWTH FOCUS FUND   AND COMMUNICATIONS FUND
                                                              -----------------   -----------------------
                                                                   FOR THE                FOR THE
                                                                PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31,           DECEMBER 31,
                                                                  2000 (a)               2000 (a)
                                                              -----------------   -----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                           $    (10,148)          $    (20,167)
  Net realized losses from investment transactions                (1,791,039)            (3,894,459)
  Net change in unrealized depreciation from investments            (542,460)              (931,093)
  Net change in unrealized depreciation from translation of
    assets and liabilities in foreign currencies                          --                 (2,348)
                                                                ------------           ------------
    Change in net assets resulting from operations                (2,343,647)            (4,848,067)
                                                                ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  In excess of realized gains from investments                            --               (248,635)
                                                                ------------           ------------
    CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                   --               (248,635)
                                                                ------------           ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                     32,903,583             35,274,238
  Dividends reinvested                                                    --                248,635
  Cost of shares redeemed                                        (25,030,361)           (18,299,327)
                                                                ------------           ------------
  Change in net assets from capital transactions                   7,873,222             17,223,546
                                                                ------------           ------------
    Change in net assets                                           5,529,575             12,126,844
NET ASSETS:
  Beginning of period                                                     --                     --
                                                                ------------           ------------
  End of period                                                 $  5,529,575           $ 12,126,844
                                                                ============           ============
SHARE TRANSACTIONS:
  Sold                                                             4,446,819              3,521,708
  Reinvested                                                              --                 33,151
  Redeemed                                                        (3,520,817)            (1,905,721)
                                                                ------------           ------------
Change in shares                                                     926,002              1,649,138
                                                                ============           ============

------------------------------------------------------
(a) For the period June 30, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               97

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      EMERGING MARKETS FUND   INTERNATIONAL GROWTH FUND   GLOBAL LIFE SCIENCES FUND II
                                      ---------------------   -------------------------   ----------------------------
                                         FOR THE PERIOD            FOR THE PERIOD                FOR THE PERIOD
                                              ENDED                     ENDED                        ENDED
                                          DECEMBER 31,              DECEMBER 31,                  DECEMBER 31,
                                            2000 (a)                  2000 (a)                      2000 (b)
                                      ---------------------   -------------------------   ----------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                      $    (3,328)              $    (5,547)                  $     (202)
  Net realized losses from
    investment transactions                   (421,720)               (1,171,301)                          --
  Net change in unrealized
    depreciation from investments           (1,050,620)                 (282,164)                     (42,080)
  Net change in unrealized
    appreciation (depreciation) from
    translation of assets and
    liabilities in foreign
    currencies                                     (12)                      269                           --
                                           -----------               -----------                   ----------
    Change in net assets resulting
      from operations                       (1,475,680)               (1,458,743)                     (42,282)
                                           -----------               -----------                   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  In excess of net investment income            (3,965)                       --                           --
                                           -----------               -----------                   ----------
    CHANGE IN NET ASSETS FROM
      SHAREHOLDER DISTRIBUTIONS                 (3,965)                       --                           --
                                           -----------               -----------                   ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued               10,656,210                14,897,562                    2,500,000
  Dividends reinvested                           3,965                        --                           --
  Cost of shares redeemed                   (5,189,986)               (4,199,740)                          --
                                           -----------               -----------                   ----------
  Change in net assets from capital
    transactions                             5,470,189                10,697,822                    2,500,000
                                           -----------               -----------                   ----------
    Change in net assets                     3,990,544                 9,239,079                    2,457,718
NET ASSETS:
  Beginning of period                               --                        --                           --
                                           -----------               -----------                   ----------
  End of period                            $ 3,990,544               $ 9,239,079                   $2,457,718
                                           ===========               ===========                   ==========
SHARE TRANSACTIONS:
  Sold                                       1,200,988                 1,559,680                      250,000
  Reinvested                                       451                        --                           --
  Redeemed                                    (670,279)                 (488,473)                          --
                                           -----------               -----------                   ----------
Change in shares                               531,160                 1,071,207                      250,000
                                           ===========               ===========                   ==========

------------------------------------------------------
(a) For the period August 30, 2000 (commencement of operations) through December 31, 2000.

(b) For the period December 29, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

 98              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  TOTAL RETURN FUND
                                       ------------------------------------------------------------------------
                                         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2000           1999           1998           1997           1996
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR   $    18.81     $    18.40     $    16.38     $    13.27     $    11.54
                                        ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES:
  Net investment income                       0.12           0.12           0.19           0.23           0.24
  Net realized and unrealized gains
    (losses) from investments                (0.47)          1.13           2.77           3.65           2.26
                                        ----------     ----------     ----------     ----------     ----------
      Total investment activities            (0.35)          1.25           2.96           3.88           2.50
                                        ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS:
  Net investment income                      (0.12)         (0.12)         (0.19)         (0.23)         (0.25)
  Net realized gains                         (6.70)         (0.72)         (0.75)         (0.52)         (0.52)
  In excess of net realized gains               --             --             --          (0.01)            --
  Tax return of capital                         --             --             --          (0.01)            --
                                        ----------     ----------     ----------     ----------     ----------
      Total distributions                    (6.82)         (0.84)         (0.94)         (0.77)         (0.77)
                                        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE -- END OF YEAR          $    11.64     $    18.81     $    18.40     $    16.38     $    13.27
                                        ==========     ==========     ==========     ==========     ==========
Total Return                                 (2.12)%         6.94%         18.07%         29.43%         21.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)      $2,014,759     $2,419,737     $2,343,437     $1,849,241     $1,179,876
Ratio of expenses to average net
  assets                                      0.78%          0.72%          0.65%          0.54%          0.51%
Ratio of net investment income to
  average net assets                          0.63%          0.64%          1.05%          1.54%          1.99%
Ratio of expenses to average net
  assets*                                     0.81%              (a)            (a)            (a)            (a)
Ratio of net investment income to
  average net assets*                         0.60%              (a)            (a)            (a)            (a)
Portfolio turnover rate                     148.28%         29.95%         17.13%         13.85%         16.18%

------------------------------------------------------

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) There were no voluntary fee reductions during the period.

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               99

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              CAPITAL APPRECIATION FUND
                                       ------------------------------------------------------------------------
                                         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2000           1999           1998           1997           1996
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR    $  25.71      $    26.59     $    21.21      $  16.28       $  13.48
                                         --------      ----------     ----------      --------       --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)              (0.01)           0.17           0.19          0.20           0.21
  Net realized and unrealized gains
    (losses) from investments               (6.76)           0.92           6.14          5.39           3.29
                                         --------      ----------     ----------      --------       --------
      Total investment activities           (6.77)           1.09           6.33          5.59           3.50
                                         --------      ----------     ----------      --------       --------
DISTRIBUTIONS:
  Net investment income                        --           (0.17)         (0.19)        (0.20)         (0.22)
  In excess of net investment income        (0.04)             --             --            --             --
  Net realized gains                        (2.34)          (1.60)         (0.76)        (0.46)         (0.48)
  In excess of net realized gains           (1.88)             --             --            --             --
  Tax return of capital                        --           (0.20)            --            --             --
                                         --------      ----------     ----------      --------       --------
      Total distributions                   (4.26)          (1.97)         (0.95)        (0.66)         (0.70)
                                         --------      ----------     ----------      --------       --------
NET ASSET VALUE -- END OF YEAR           $  14.68      $    25.71     $    26.59      $  21.21       $  16.28
                                         ========      ==========     ==========      ========       ========
Total Return                               (26.53)%          4.28%         29.96%        34.49%         26.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)       $606,599      $1,067,839     $1,064,498      $481,738       $211,474
Ratio of expenses to average net
  assets                                     0.80%           0.74%          0.67%         0.56%          0.52%
Ratio of net investment income to
  average net assets                        (0.07)%          0.62%          0.83%         1.10%          1.53%
Ratio of expenses to average net
  assets*                                    0.83%               (a)            (a)           (a)            (a)
Ratio of net investment income to
  average net assets*                       (0.10)%              (a)            (a)           (a)            (a)
Portfolio turnover rate                    205.34%          24.70%         10.67%        10.88%         22.19%

------------------------------------------------------

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) There were no voluntary fee reductions during the period.

See notes to financial statements.

 100              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 GOVERNMENT BOND FUND
                                       ------------------------------------------------------------------------
                                         FOR THE        FOR THE      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        YEAR ENDED     YEAR ENDED       ENDED          ENDED          ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2000           1999           1998           1997           1996
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR    $  10.79       $  11.69       $  11.38       $  11.04       $  11.36
                                         --------       --------       --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income                      0.66           0.61           0.63           0.69           0.69
  Net realized and unrealized gains
    (losses) from investments                0.65          (0.88)          0.37           0.34          (0.32)
                                         --------       --------       --------       --------       --------
      Total investment activities            1.31          (0.27)          1.00           1.03           0.37
                                         --------       --------       --------       --------       --------
DISTRIBUTIONS:
  Net investment income                     (0.66)         (0.61)         (0.63)         (0.69)         (0.69)
  In excess of net investment income           --(b)          --             --             --             --
  Net realized gains                           --          (0.02)         (0.06)            --             --
                                         --------       --------       --------       --------       --------
      Total distributions                   (0.66)         (0.63)         (0.69)         (0.69)         (0.69)
                                         --------       --------       --------       --------       --------
NET ASSET VALUE -- END OF YEAR           $  11.44       $  10.79       $  11.69       $  11.38       $  11.04
                                         ========       ========       ========       ========       ========
Total Return                                12.54%         (2.35)%         8.91%          9.67%          3.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)       $867,139       $769,957       $761,897       $475,392       $459,247
Ratio of expenses to average net
  assets                                     0.66%          0.65%          0.57%          0.53%          0.51%
Ratio of net investment income to
  average net assets                         6.00%          5.41%          5.60%          6.19%          6.23%
Ratio of expenses to average net
  assets*                                    0.73%              (a)            (a)            (a)            (a)
Ratio of net investment income to
  average net assets*                        5.93%              (a)            (a)            (a)            (a)
Portfolio turnover rate                     75.91%         51.61%         32.03%         68.61%         33.75%

------------------------------------------------------

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) There were no voluntary fee reductions during the period.

(b) Distributions per share is less than $0.01.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               101

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  MONEY MARKET FUND
                                       ------------------------------------------------------------------------
                                         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2000           1999           1998           1997           1996
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR   $    1.000     $    1.000     $    1.000      $  1.000       $  1.000
                                        ----------     ----------     ----------      --------       --------
INVESTMENT ACTIVITIES:
  Net investment income                      0.059          0.050          0.050         0.050          0.050
                                        ----------     ----------     ----------      --------       --------
      Total investment activities            0.059          0.050          0.050         0.050          0.050
                                        ----------     ----------     ----------      --------       --------
DISTRIBUTIONS:
  Net investment income                     (0.059)        (0.050)        (0.050)       (0.050)        (0.050)
                                        ----------     ----------     ----------      --------       --------
      Total distributions                   (0.059)        (0.050)        (0.050)       (0.050)        (0.050)
                                        ----------     ----------     ----------      --------       --------
NET ASSET VALUE -- END OF YEAR          $    1.000     $    1.000     $    1.000      $  1.000       $  1.000
                                        ==========     ==========     ==========      ========       ========
Total Return                                  6.03%          4.81%          5.27%         5.26%          5.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)      $1,982,922     $2,127,500     $1,373,334      $993,597       $983,529
Ratio of expenses to average net
  assets                                      0.55%          0.54%          0.46%         0.51%          0.51%
Ratio of net investment income to
  average net assets                          5.87%          4.77%          5.15%         5.16%          5.00%
Ratio of expenses to average net
  assets*                                     0.61%              (a)            (a)           (a)            (a)
Ratio of net investment income to
  average net assets*                         5.81%              (a)            (a)           (a)            (a)

------------------------------------------------------
* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) There were no voluntary fee reductions during the period.

See notes to financial statements.

 102              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY FUND
                                        ------------------------------------------------------------------------
                                          FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2000           1999           1998           1997           1996
                                        ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR     $  22.12       $  16.01       $  15.85       $  13.89       $  11.42
                                          --------       --------       --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                0.02          (0.03)          0.03           0.01           0.06
  Net realized/unrealized gains
    (losses) from investments and
    foreign currencies                        1.91           7.03           0.13           2.40           2.55
                                          --------       --------       --------       --------       --------
      Total investment activities             1.93           7.00           0.16           2.41           2.61
                                          --------       --------       --------       --------       --------
DISTRIBUTIONS:
  Net investment income                      (0.01)            --             --             --          (0.06)
  Net realized gains                         (3.42)         (0.89)            --          (0.45)            --
  In excess of net realized gains            (0.62)            --             --             --          (0.08)
                                          --------       --------       --------       --------       --------
  Total distributions                        (4.05)         (0.89)            --          (0.45)         (0.14)
                                          --------       --------       --------       --------       --------
NET ASSET VALUE -- END OF YEAR            $  20.00       $  22.12       $  16.01       $  15.85       $  13.89
                                          ========       ========       ========       ========       ========
Total Return                                  8.90%         44.02%          1.01%         17.35%         22.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)        $790,607       $542,537       $406,569       $343,808       $180,840
Ratio of expenses to average net
  assets                                      1.21%          1.15%          1.07%          1.11%          1.20%
Ratio of net investment income to
  average net assets                          0.06%         (0.16)%         0.21%          0.05%          0.60%
Portfolio turnover rate                     163.66%        134.74%        141.27%        134.38%        136.74%

------------------------------------------------------

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               103

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                              INCOME FUND
                                                              --------------------------------------------
                                                                FOR THE         FOR THE         FOR THE
                                                               YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2000            1999          1998 (a)
                                                              ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR                           $  9.60          $10.25          $10.00
                                                                -------          ------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.50            0.44            0.42
  Net realized/unrealized gains (losses) from investments          0.46           (0.65)           0.29
                                                                -------          ------          ------
      Total investment activities                                  0.96           (0.21)           0.71
                                                                -------          ------          ------
DISTRIBUTIONS:
  Net investment income                                           (0.51)          (0.43)          (0.42)
  Net realized gains                                                 --           (0.01)          (0.04)
                                                                -------          ------          ------
      Total distributions                                         (0.51)          (0.44)          (0.46)
                                                                -------          ------          ------
NET ASSET VALUE -- END OF YEAR                                  $ 10.05          $ 9.60          $10.25
                                                                =======          ======          ======
Total Return                                                      10.27%          (2.01)%          7.13%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                              $12,375          $8,533          $4,964
Ratio of expenses to average net assets                            0.75%           0.75%           0.75%(c)
Ratio of net investment income to average net assets               5.36%           4.68%           4.68%(c)
Ratio of expenses to average net assets*                           0.97%           0.89%           1.01%(c)
Ratio of net investment income to average net assets*              5.14%           4.54%           4.42%(c)
Portfolio turnover rate                                           46.17%          88.39%         157.21%

------------------------------------------------------

(a) Period from January 20, 1998 (commencement of operations) through December 31, 1998.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 104              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    MID CAP GROWTH FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $  20.44        $ 11.70         $ 10.21          $10.00
                                                  --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       (0.06)         (0.01)             --            0.01
  Net realized/unrealized gains (losses) from
    investments                                      (2.92)          9.87            1.49            0.21
                                                  --------        -------         -------          ------
      Total investment activities                    (2.98)          9.86            1.49            0.22
                                                  --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                 --             --              --           (0.01)
  Net realized gains                                 (0.81)         (1.12)             --              --
  In excess of net realized gains                    (0.02)            --              --              --
                                                  --------        -------         -------          ------
      Total distributions                            (0.83)         (1.12)             --           (0.01)
                                                  --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                    $  16.63        $ 20.44         $ 11.70          $10.21
                                                  ========        =======         =======          ======
Total Return                                        (15.38)%        84.75%          14.59%           2.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $244,804        $99,091         $10,342          $1,347
Ratio of expenses to average net assets               1.00%          1.00%           1.00%           1.00%(c)
Ratio of net investment income to average net
  assets                                             (0.40)%        (0.15)%         (0.04)%          0.68%(c)
Ratio of expenses to average net assets*              1.17%          1.23%           1.55%           6.33%(c)
Ratio of net investment income to average net
  assets*                                            (0.57)%        (0.38)%         (0.59)%         (4.65)%(c)
Portfolio turnover rate                             632.95%        637.83%         369.83%          27.32%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               105

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    STRATEGIC VALUE FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE --
  BEGINNING OF YEAR                               $  9.41         $ 10.12         $ 10.15          $10.00
                                                  -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                              0.08            0.09            0.07            0.01
  Net realized/unrealized gains (losses) from
    investments                                      0.63           (0.41)          (0.03)           0.15
                                                  -------         -------         -------          ------
      Total investment activities                    0.71           (0.32)           0.04            0.16
                                                  -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                             (0.08)          (0.08)          (0.07)          (0.01)
  Net realized gains                                   --           (0.14)             --              --
  In excess of net realized gains                      --           (0.17)             --              --
                                                  -------         -------         -------          ------
      Total distributions                           (0.08)          (0.39)          (0.07)          (0.01)
                                                  -------         -------         -------          ------
NET ASSET VALUE --
  END OF YEAR                                     $ 10.04         $  9.41         $ 10.12          $10.15
                                                  =======         =======         =======          ======
Total Return                                         7.61%          (3.07)%          0.39%           1.63%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $26,272         $17,254         $15,279          $1,469
Ratio of expenses to average net assets              1.00%           1.00%           1.00%           1.00%(c)
Ratio of net investment income to average net
  assets                                             0.90%           0.88%           0.86%           0.96%(c)
Ratio of expenses to average net assets*             1.26%           1.22%           1.23%           5.54%(c)
Ratio of net investment income to average net
  assets*                                            0.64%           0.66%           0.63%          (3.58)%(c)
Portfolio turnover rate                             78.80%         113.30%          68.65%           5.38%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 106              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     EQUITY INCOME FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $ 13.53         $ 11.47         $ 10.16          $10.00
                                                  -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                              0.12            0.05            0.10            0.02
  Net realized/unrealized gains (losses) from
    investments                                     (1.54)           2.06            1.44            0.16
                                                  -------         -------         -------          ------
      Total investment activities                   (1.42)           2.11            1.54            0.18
                                                  -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                             (0.12)          (0.04)          (0.10)          (0.02)
  Net realized gains                                   --           (0.01)          (0.13)             --
                                                  -------         -------         -------          ------
      Total distributions                           (0.12)          (0.05)          (0.23)          (0.02)
                                                  -------         -------         -------          ------
NET ASSET VALUE -- END OF YEAR                    $ 11.99         $ 13.53         $ 11.47          $10.16
                                                  =======         =======         =======          ======
Total Return                                       (10.62)%         18.49%          15.13%           1.77%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $55,951         $29,189         $14,194          $1,610
Ratio of expenses to average net assets              0.95%           0.95%           0.95%           0.95%(c)
Ratio of net investment income to average net
  assets                                             0.96%           0.43%           1.11%           1.34%(c)
Ratio of expenses to average net assets*             1.11%           1.09%           1.15%           5.63%(c)
Ratio of net investment income to average net
  assets*                                            0.80%           0.29%           0.91%          (3.34)%(c)
Portfolio turnover rate                             72.32%          45.16%          49.12%          14.52%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               107

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   HIGH INCOME BOND FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $  9.52         $ 10.04         $ 10.12          $10.00
                                                  -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                              0.89            0.83            0.66            0.11
  Net realized/unrealized gains (losses) from
    investments                                     (1.62)          (0.52)          (0.08)           0.12
                                                  -------         -------         -------          ------
      Total investment activities                   (0.73)           0.31            0.58            0.23
                                                  -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                             (0.89)          (0.83)          (0.66)          (0.11)
  Tax return of capital                             (0.01)             --              --              --
                                                  -------         -------         -------          ------
      Total distributions                           (0.90)          (0.83)          (0.66)          (0.11)
                                                  -------         -------         -------          ------
NET ASSET VALUE -- END OF YEAR                    $  7.89         $  9.52         $ 10.04          $10.12
                                                  =======         =======         =======          ======
Total Return                                        (8.28)%          3.19%           5.80%           2.28%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $78,631         $64,754         $36,630          $6,029
Ratio of expenses to average net assets              0.95%           0.95%           0.95%           0.95%(c)
Ratio of net investment income to average net
  assets                                            10.44%           8.81%           7.88%           6.96%(c)
Ratio of expenses to average net assets*             1.12%           1.15%           1.12%           2.18%(c)
Ratio of net investment income to average net
  assets*                                           10.27%           8.61%           7.71%           5.73%(c)
Portfolio turnover rate                             18.12%          22.04%          24.25%           7.37%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

 * During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 108              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                       BALANCED FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $  10.31        $ 10.58         $ 10.10          $10.00
                                                  --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                               0.28           0.37            0.30            0.05
  Net realized/unrealized gains (losses) from
    investments                                      (0.30)         (0.28)           0.51            0.10
                                                  --------        -------         -------          ------
      Total investment activities                    (0.02)          0.09            0.81            0.15
                                                  --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                              (0.29)         (0.36)          (0.30)          (0.05)
  Net realized gains                                    --             --           (0.03)             --
                                                  --------        -------         -------          ------
      Total distributions                            (0.29)         (0.36)          (0.33)          (0.05)
                                                  --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                    $  10.00        $ 10.31         $ 10.58          $10.10
                                                  ========        =======         =======          ======
Total Return                                         (0.35)%         0.87%           8.07%           1.46%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $112,577        $78,157         $40,885          $1,886
Ratio of expenses to average net assets               0.90%          0.90%           0.90%           0.90%(c)
Ratio of net investment income to average net
  assets                                              2.86%          3.68%           3.81%           4.08%(c)
Ratio of expenses to average net assets*              1.07%          1.00%           0.96%           4.90%(c)
Ratio of net investment income to average net
  assets*                                             2.69%          3.58%           3.75%           0.08%(c)
Portfolio turnover rate                             252.43%        103.69%         137.35%           0.19%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               109

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   MULTI SECTOR BOND FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $   9.37        $  9.82         $ 10.05          $10.00
                                                  --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                               0.61           0.61            0.48            0.05
  Net realized/unrealized gains (losses) from
    investments and foreign currencies               (0.10)         (0.47)          (0.22)           0.05
                                                  --------        -------         -------          ------
      Total investment activities                     0.51           0.14            0.26            0.10
                                                  --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                              (0.60)         (0.59)          (0.47)          (0.05)
  Net realized gains                                    --             --           (0.01)             --
  Tax return of capital                                 --             --           (0.01)             --
                                                  --------        -------         -------          ------
      Total distributions                            (0.60)         (0.59)          (0.49)          (0.05)
                                                  --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                    $   9.28        $  9.37         $  9.82          $10.05
                                                  ========        =======         =======          ======
Total Return                                          5.65%          1.56%           2.60%           1.04%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $132,227        $72,862         $36,965          $2,032
Ratio of expenses to average net assets               0.90%          0.90%           0.90%           0.90%(c)
Ratio of net investment income to average net
  assets                                              7.07%          7.03%           6.42%           4.77%(c)
Ratio of expenses to average net assets*              1.09%          1.02%           0.96%           4.41%(c)
Ratio of net investment income to average net
  assets*                                             6.88%          6.91%           6.36%           1.26%(c)
Portfolio turnover rate                             399.03%        242.89%         287.69%          48.90%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 110              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    SMALL CAP VALUE FUND
                                                ------------------------------------------------------------
                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            1999            1998          1997 (a)
                                                ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR             $   9.72        $   9.49        $  9.79          $10.00
                                                  --------        --------        -------          ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       (0.02)          (0.02)         (0.01)           0.01
  Net realized/unrealized gains (losses) from
    investments                                       1.06            2.38          (0.29)          (0.17)
                                                  --------        --------        -------          ------
      Total investment activities                     1.04            2.36          (0.30)          (0.16)
                                                  --------        --------        -------          ------
DISTRIBUTIONS:
  Net investment income                                 --              --             --           (0.01)
  Net realized gains                                 (2.06)          (2.13)            --           (0.04)
                                                  --------        --------        -------          ------
      Total distributions                            (2.06)          (2.13)            --           (0.05)
                                                  --------        --------        -------          ------
NET ASSET VALUE -- END OF YEAR                    $   8.70        $   9.72        $  9.49          $ 9.79
                                                  ========        ========        =======          ======
Total Return                                         11.20%          27.84%         (3.06)%         (1.61)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                $280,110        $131,929        $50,439          $2,069
Ratio of expenses to average net assets               1.05%           1.05%          1.05%           1.05%(c)
Ratio of net investment income to average net
  assets                                             (0.31)%         (0.28)%        (0.21)%          0.50%(c)
Ratio of expenses to average net assets*              1.20%           1.27%          1.33%           6.31%(c)
Ratio of net investment income to average net
  assets*                                            (0.46)%         (0.50)%        (0.49)%         (4.76)%(c)
Portfolio turnover rate                             181.85%         270.26%        283.65%           8.38%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               111

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                SMALL CAP GROWTH FUND                           GLOBAL 50 FUND
                             ---------------------------   ---------------------------------------------------------
                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                              YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                 2000         1999 (a)         2000           1999           1998         1997 (b)
                             ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE --
  BEGINNING OF YEAR            $ 19.69        $ 10.00        $ 13.89        $ 11.75        $ 10.10         $10.00
                               -------        -------        -------        -------        -------         ------
INVESTMENT ACTIVITIES:
  Net investment income
    (loss)                       (0.02)         (0.01)          0.13           0.07           0.11           0.02
  Net realized/unrealized
    gains (losses) from
    investments and foreign
    currencies                   (3.10)         10.48          (1.81)          2.60           1.81           0.10
                               -------        -------        -------        -------        -------         ------
      Total investment
         activities              (3.12)         10.47          (1.68)          2.67           1.92           0.12
                               -------        -------        -------        -------        -------         ------
DISTRIBUTIONS:
  Net investment income             --             --          (0.11)         (0.04)         (0.07)         (0.02)
  In excess of net
    investment income               --             --             --          (0.01)         (0.12)            --
  Net realized gains             (0.31)         (0.78)         (0.11)         (0.48)         (0.08)            --
  In excess of net realized
    gains                        (0.02)            --          (0.33)            --             --             --
  Tax return of capital             --             --          (0.01)            --             --             --
                               -------        -------        -------        -------        -------         ------
      Total distributions        (0.33)         (0.78)         (0.56)         (0.53)         (0.27)         (0.02)
                               -------        -------        -------        -------        -------         ------
NET ASSET VALUE -- END OF
  YEAR                         $ 16.24        $ 19.69        $ 11.65        $ 13.89        $ 11.75         $10.10
                               =======        =======        =======        =======        =======         ======
Total Return                    (16.17)%       105.01%(c)     (12.32)%        22.92%         19.14%          1.18%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of
  period (000)                 $93,891        $19,541        $81,359        $60,840        $21,527         $5,566
Ratio of expenses to
  average net assets              1.30%          1.30%(d)       1.20%          1.20%          1.20%          1.20%(d)
Ratio of net investment
  income to average net
  assets                         (0.22)%        (0.24)%(d)      1.01%          0.31%          0.66%          1.00%(d)
Ratio of expenses to
  average net assets*             1.60%          3.40%(d)       1.42%          1.54%          1.46%          2.84%(d)
Ratio of net investment
  income to average net
  assets*                        (0.52)%        (2.34)%(d)      0.79%         (0.03)%         0.40%         (0.64)%(d)
Portfolio turnover rate         182.48%        130.98%        184.98%         79.22%         59.01%          9.32%

------------------------------------------------------

(a) Period from May 1, 1999 (commencement of operations) through December 31, 1999.

(b) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 112              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      MID CAP INDEX FUND
                                                 ------------------------------------------------------------
                                                   FOR THE         FOR THE         FOR THE         FOR THE
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                     2000            1999            1998          1997 (a)
                                                 ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR              $  12.32        $ 10.92         $  9.94          $10.00
                                                   --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                0.07           0.05            0.09            0.02
  Net realized/unrealized gains (losses) from
    investments                                        1.79           2.21            0.98           (0.06)
                                                   --------        -------         -------          ------
      Total investment activities                      1.86           2.26            1.07           (0.04)
                                                   --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                               (0.08)         (0.03)          (0.08)          (0.02)
  In excess of net investment income                  (0.01)            --              --              --
  Net realized gains                                  (0.52)         (0.83)             --              --
  In excess of net realized gains                     (0.02)            --              --              --
  Tax return of capital                                  --             --           (0.01)             --
                                                   --------        -------         -------          ------
      Total distributions                             (0.63)         (0.86)          (0.09)          (0.02)
                                                   --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                     $  13.55        $ 12.32         $ 10.92          $ 9.94
                                                   ========        =======         =======          ======
Total Return                                          15.21%         20.92%          10.81%          (0.36)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                 $145,350        $20,259         $10,849          $3,214
Ratio of expenses to average net assets                0.65%          1.03%           1.20%           1.20%(c)
Ratio of net investment income to average net
  assets                                               0.68%          0.56%           0.79%           1.55%(c)
Ratio of expenses to average net assets*               0.90%          1.74%           1.54%           3.31%(c)
Ratio of net investment income to average net
  assets*                                              0.43%         (0.15)%          0.45%          (0.56)%(c)
Portfolio turnover rate                               83.45%        275.04%         119.37%           7.81%

------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               113

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     GLOBAL
                                   GROWTH        TECHNOLOGY AND        EMERGING     INTERNATIONAL     GLOBAL LIFE
                                 FOCUS FUND    COMMUNICATIONS FUND   MARKETS FUND    GROWTH FUND    SCIENCES FUND II
                                ------------   -------------------   ------------   -------------   ----------------
                                  FOR THE            FOR THE           FOR THE         FOR THE          FOR THE
                                PERIOD ENDED      PERIOD ENDED       PERIOD ENDED   PERIOD ENDED      PERIOD ENDED
                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                  2000 (a)          2000 (a)           2000 (b)       2000 (b)          2000 (c)
                                ------------   -------------------   ------------   -------------   ----------------
NET ASSETS VALUE -- BEGINNING
  OF YEAR                         $ 10.00            $ 10.00           $ 10.00         $ 10.00          $ 10.00
                                  -------            -------           -------         -------          -------
INVESTMENT ACTIVITIES:
  Net investment loss               (0.01)             (0.01)               --           (0.01)              --
  Net realized/unrealized
    losses from investments         (4.02)             (2.48)            (2.48)          (1.37)           (0.17)
                                  -------            -------           -------         -------          -------
      Total investment
         activities                 (4.03)             (2.49)            (2.48)          (1.38)           (0.17)
                                  -------            -------           -------         -------          -------
DISTRIBUTIONS:
  In excess of net investment
    income                             --                 --             (0.01)             --               --
  In excess of net realized
    gains                              --              (0.16)               --              --               --
                                  -------            -------           -------         -------          -------
      Total distributions              --              (0.16)            (0.01)             --               --
                                  -------            -------           -------         -------          -------
NET ASSET VALUE -- END OF YEAR    $  5.97            $  7.35           $  7.51         $  8.62          $  9.83
                                  =======            =======           =======         =======          =======
Total Return                       (40.30)%(d)        (24.96)%(d)       (24.83)%(d)     (13.70)%(d)       (1.70)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period
  (000)                           $ 5,530            $12,127           $ 3,991         $ 9,239          $ 2,458
Ratio of expenses to average
  net assets                         1.35%(e)           1.35%(e)          1.75%(e)        1.60%(e)         1.00%(e)
Ratio of net investment income
  to average net assets             (0.55)%(e)         (0.44)%(e)        (0.21)%(e)      (0.17)%(e)       (1.00)%(e)
Ratio of expenses to average
  net assets*                        5.03%(e)           2.57%(e)          4.09%(e)        2.88%(e)        28.69%(e)
Ratio of net investment income
  to average net assets*            (4.23)%(e)         (1.66)%(e)        (2.55)%(e)      (1.45)%(e)      (28.69)%(e)
Portfolio turnover rate            867.40%            305.36%            43.33%          93.02%            0.00%

------------------------------------------------------

(a) For the period June 30, 2000 (commencement of operations) through December 31, 2000.

(b) For the period August 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period December 29, 2000 (commencement of operations) through December 31, 2000.

(d) Not annualized.

(e) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

 114              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Separate Account Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as, other open-end investment companies ("fund of funds") organized by Villanova SA Capital Trust, administrator of the Trust. The Trust was organized as a Massachusetts business trust as of June 30, 1981, as subsequently amended. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares of the Trust's series (the "Funds").

The Trust currently offers shares in twenty-one Funds. These Funds, listed below, consist of diversified and non-diversified (*) portfolios:

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund* (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Strong NSAT Mid Cap Growth Fund (Mid Cap Growth Fund)
       formerly known as Nationwide Strategic Growth Fund
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Federated NSAT Equity Income Fund (Equity Income Fund)
       formerly known as Nationwide Equity Income Fund
     Federated NSAT High Income Bond Fund (High Income Bond Fund )
       formerly known as Nationwide High Income Bond Fund
     JP Morgan NSAT Balanced Fund (Balanced Fund)
       formerly known as Nationwide Balanced Fund
     MAS NSAT Multi Sector Bond Fund (Multi Sector Bond Fund)
       formerly known as Nationwide Multi Sector Bond Fund
     Nationwide Small Cap Value Fund* (Small Cap Value Fund)
     Nationwide Small Cap Growth Fund* (Small Cap Growth Fund)
       formerly known as Nationwide Select Advisers Small Cap Growth Fund Nationwide Global 50 Fund (Global 50 Fund)
       formerly known as Nationwide Global Equity Fund
     Dreyfus NSAT Mid Cap Index Fund (Mid Cap Index Fund)
       formerly known as Nationwide Mid Cap Index Fund
     Turner NSAT Growth Focus Fund (Growth Focus Fund)
     Gartmore NSAT Global Technology and Communications Fund
       (Global Technology and Communications Fund)
     Gartmore NSAT Emerging Markets Fund (Emerging Markets Fund)
     Gartmore NSAT International Growth Fund (International Growth Fund) Nationwide Global Life Sciences Fund II (Global Life Sciences Fund II)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               115

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Security Valuation

For all Funds (except High Income Bond Fund and Money Market Fund), securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Securities traded in the over-the-counter ("OTC") market are valued at the last quoted sale price, or if no sale price, the last quoted bid price, as provided by an independent pricing agent. U.S. Government securities are valued at the last quoted bid price, as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations, as provided by an independent pricing agent.

For the High Income Bond Fund, securities traded on a national securities exchange and in the OTC market are valued at the last quoted sale price, or if no sale price, the mean between the last closing bid and asked price, as provided by an independent pricing agent.

Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, administrator, or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

For the Money Market Fund, securities are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value in accordance with the amortized cost method under Rule 2a-7. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Repurchase Agreements

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which a Fund's investment adviser or sub-adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the purchase price paid by the Fund (cost) plus the interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

 116              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

At or before the closing of a forward exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

Forward exchange contracts can be used to hedge the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Futures Contracts

Certain funds may enter into futures contracts, and purchase and sell options on such contracts, for hedging purposes, for speculating purposes or to maintain liquidity. These contracts provide for the future delivery of a cash value derived from the performance of a specific security, foreign currency or securities index underlying the contract. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and give rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Mortgage Dollar Rolls

The Multi Sector Bond Fund, Balanced Fund, and Income Fund may enter into mortgage "dollar rolls" in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. A Fund is compensated by a fee paid by the counter party. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the dollar roll is deferred until disposition of the rolled security.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               117

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains and losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders

For all Funds excluding the Money Market Fund, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Fund, dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, permanent differences are reclassified within the components of net assets based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent distributions exceed net investment income and net realized gains for Federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

As of December 31, 2000, the following reclassifications have been made to increase (decrease) such accounts with the offsetting adjustments made to additional paid-in-capital:

                                                                     UNDISTRIBUTED
                                                                   (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                                      EXCESS OF)       (DISTRIBUTIONS IN
                                                                    NET INVESTMENT        EXCESS OF)
                                                                        INCOME         NET REALIZED GAIN
                                                                   -----------------   -----------------
           Capital Appreciation Fund                                  $2,111,797          $(1,533,348)
           Government Bond Fund                                            9,514               (9,514)
           Money Market Fund                                               5,570               (5,570)
           Small Company Fund                                           (241,300)             239,943
           Income Fund                                                       (88)                (268)
           Mid Cap Growth Fund                                           841,096                  993
           High Income Bond Fund                                          44,173                   --
           Balanced Fund                                                  (9,822)               9,822
           Multi Sector Bond Fund                                       (290,198)             279,800
           Small Cap Value Fund                                          633,229             (633,229)

 118              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                     UNDISTRIBUTED
                                                                   (DISTRIBUTIONS IN     UNDISTRIBUTED
                                                                      EXCESS OF)       (DISTRIBUTIONS IN
                                                                    NET INVESTMENT        EXCESS OF)
                                                                        INCOME         NET REALIZED GAIN
                                                                   -----------------   -----------------
           Small Cap Growth Fund                                      $  133,118          $       (20)
           Global 50 Fund                                                (94,836)              72,642
           Mid Cap Index Fund                                             89,031              (89,031)
           Growth Focus Fund                                              10,148                   --
           Global Technology and Communications Fund                      21,019              (21,019)
           Emerging Markets Fund                                          (2,825)               3,043
           International Growth Fund                                       5,547               16,764
           Global Life Sciences Fund II                                      202                   --

Expenses

Direct expenses of a Fund are charged to that Fund. General expenses of the Trust, not directly attributable to a Fund, are allocated to each Fund based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees.

Organization Expenses

Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Turner NSAT Growth Focus Fund, Gartmore NSAT Global Technology and Communications Fund, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, and Gartmore NSAT Global Life Sciences Fund II were expensed as incurred.

Prior to June 30, 1998, for costs incurred in connection with the initial organization of the Small Company Fund, Income Fund, Mid Cap Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global 50 Fund, and Mid Cap Fund were paid by the investment adviser and were reimbursed by the Funds. Such organization costs have been deferred and will be amortized straight-line over a period of sixty months from the commencement of operations.

Federal Income Taxes

Each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. Each Fund is treated as a separate taxable entity.

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               119

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Under the terms of an Investment Advisory Agreement with the Trust, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds except for Gartmore Emerging Markets Funds and Gartmore International Growth Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. The subadvisers manage the Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. Additional information regarding the subadvised Funds is as follows:

                      FUND                                            SUBADVISER(S)
                      ----                                            -------------
Small Company Fund*                               The Dreyfus Corporation
                                                  Neuberger Berman, LLC
                                                  Lazard Asset Management
                                                  Strong Capital Management, Inc.
Income Fund                                       NCM Capital Management Group, Inc.
                                                  Smith Graham & Co. Asset Managers, L.P.
Mid Cap Growth Fund and                           Strong Capital Management, Inc.
  Strategic Value Fund                            Schafer Capital Management, Inc.
Equity Income Fund and                            Federated Investment Counseling
  High Income Bond Fund
Multi Sector Bond Fund**                          Miller Anderson & Sherrerd, LLP
Small Cap Value Fund and                          The Dreyfus Corporation
  Mid Cap Index Fund***
Small Cap Growth Fund                             Miller Anderson & Sherrerd, LLP
                                                  Waddell & Reed Investment Management Company****
                                                  Neuberger Berman, LLC
Global 50 Fund and                                J.P. Morgan Investment Management, Inc.
  Balanced Fund**
Growth Focus                                      Turner Investments Partners, Inc.

---------------
* Prior to May 1, 2000, Credit Suisse Asset Management was also a subadviser.

** Prior to May 1, 2000, Salomon Brothers Asset Management, Inc was the subadviser.

*** Prior to May 1, 2000, First Pacific Advisors, Inc., Pilgrim Baxter and Associates Ltd., and Rice, Hall, James and Associates were the subadvisers.

**** Waddell and Reed Investment Management Company assumed subadviser responsibilities on October 1, 2000 from Franklin Advisers, Inc.

Under the terms of another Investment Advisory Agreement with the Trust, Villanova Global Asset Management Trust ("VGAM") manages the investment of the assets and supervises the daily business affairs of Gartmore Emerging Markets Fund and Gartmore International Growth Fund. VGAM also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of Gartmore Global Partners ("Gartmore") the Subadviser for these two Funds. Gartmore manages each Fund's investments and has the responsibility for making all investment decisions for these two Funds.

 120              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Under the terms of the investment advisory agreement, the Funds pays VMF or VGAM management fee, based on the Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, the Adviser pays fees to each subadviser. Additional information regarding investment advisory fees for the Adviser and the subadvisory fees is as follows for the year-ended December 31, 2000:

                           TOTAL       ADVISORY        SUB-
                         ADVISORY        FEES        ADVISORY            FEE            TOTAL     FEES      PAID TO
         FUND              FEES*       RETAINED*    FEES PAID*         SCHEDULE         FEES    RETAINED   SUBADVISOR
         ----           -----------   -----------   ----------   --------------------   -----   --------   ----------
Total Return Fund       $12,762,775   $12,762,775   $     N/A        Up to $1 billion    0.60%    0.60%        N/A
Capital Appreciation
  Fund                    5,078,680     5,078,680         N/A         Next $1 billion   0.575%   0.575%        N/A
                                                                      Next $3 billion    0.55%    0.55%        N/A
                                                                   $5 billion or more    0.50%    0.50%        N/A

Government Bond Fund      3,773,840     3,773,840         N/A        Up to $1 billion    0.50%    0.50%        N/A
                                                                      Next $1 billion   0.475%   0.475%        N/A
                                                                      Next $3 billion    0.45%    0.45%        N/A
                                                                   $5 billion or more    0.40%    0.40%        N/A

Money Market Fund         7,612,638     7,612,638         N/A        Up to $1 billion    0.40%    0.40%        N/A
                                                                      Next $1 billion    0.38%    0.38%        N/A
                                                                      Next $3 billion    0.36%    0.36%        N/A
                                                                   $5 billion or more    0.34%    0.34%        N/A

Small Company Fund        6,677,080     2,369,286   4,307,794      Up to $250 million    0.93%    0.33%       0.60%
                                                                    Next $750 million    0.95%    0.35%       0.60%
                                                                   $1 billion or more    0.97%    0.36%       0.60%

Income Fund**                43,654        19,402      24,252      Up to $100 million    0.45%    0.20%       0.25%
                                                                 $100 million or more    0.45%    0.30%       0.15%

Mid Cap Growth Fund       1,905,719       846,988   1,058,731      Up to $500 million    0.90%    0.40%       0.50%

Strategic Value Fund        205,456        91,314     114,142    $500 million or more    0.90%    0.45%       0.45%

Equity Income Fund          355,199       180,305     174,893       Up to $50 million    0.80%    0.40%       0.40%

High Income Bond Fund       557,438       308,238     249,200       Next $200 million    0.80%    0.55%       0.25%
                                                                    Next $250 million    0.80%    0.60%       0.20%
                                                                 $500 million or more    0.80%    0.65%       0.15%

Balanced Fund               702,420       375,807     326,613      Up to $100 million    0.75%    0.40%       0.35%
                                                                 $100 million or more    0.75%    0.45%       0.30%

Multi Sector Bond Fund      727,003       423,019     303,984      Up to $200 million    0.75%    0.45%       0.30%
                                                                 $200 million or more    0.75%    0.50%       0.25%

Small Cap Value Fund      1,817,407       817,907     999,500      Up to $200 million    0.90%    0.40%       0.50%
                                                                 $200 million or more    0.90%    0.45%       0.45%

Small Cap Growth Fund       670,307       304,686     365,621              All assets    1.10%    0.50%       0.60%

Global 50 Fund              752,365       313,565     438,800     $50 million or more    1.00%    0.45%       0.55%
                                                                    Up to $50 million    1.00%    0.40%       0.60%

Mid Cap Index Fund          321,603       257,283      64,320      Up to $250 million    0.50%    0.40%       0.10%
                                                                    Next $250 million    0.50%    0.41%       0.09%
                                                                    Next $250 million    0.50%    0.42%       0.08%
                                                                    Next $250 million    0.50%    0.43%       0.07%
                                                                   $1 billion or more    0.50%    0.45%       0.05%

Growth Focus Fund            16,503         6,418      10,085      Up to $500 million    0.90%    0.35%       0.55%
                                                                    Next $1.5 billion    0.80%    0.35%       0.45%
                                                                      Over $2 billion    0.75%    0.35%       0.40%

Global Technology and
  Communications Fund        44,727        44,727         N/A              All assets    0.98%    0.98%        N/A

Emerging Markets Fund        18,169        18,169         N/A              All assets    1.15%    1.15%        N/A

International Growth
  Fund                       32,038        32,038         N/A                            1.00%    1.00%        N/A

Global Life Sciences
  Fund II                       107           107         N/A              All assets    0.53%    0.53%        N/A

               NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               121

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

---------------

*  Paid or payable and before any fee waivers.

** Subject to a minimum subadvisory annual fee due from the advisor of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith Graham & Co. Asset Managers, L.P.

VMF and VGAM have voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each applicable Fund for the year ended December 31, 2000:

                                       EXPENSE                                           EXPENSE
                FUND                    CAPS                      FUND                    CAPS
                ----                   -------                    ----                   -------
Total Return Fund                       0.78%     Multi Sector Bond Fund                  0.90%
Capital Appreciation Fund               0.80%     Small Cap Value Fund                    1.05%
Government Bond Fund                    0.66%     Small Cap Growth Fund                   1.30%
Money Market Fund                       0.55%     Global 50 Fund                          1.20%
Small Company Fund                      1.25%     Mid Cap Index Fund                      0.65%
Income Fund                             0.75%     Growth Focus Fund                       1.35%
                                                  Global Technology and
Mid Cap Growth Fund                     1.00%     Communications Fund                     1.35%
Strategic Value Fund                    1.00%     Emerging Markets Fund                   1.75%
Equity Income Fund                      0.95%     International Growth Fund               1.60%
High Income Bond Fund                   0.95%     Global Life Sciences Fund II            1.00%
Balanced Fund                           0.90%

During the year period ended December 31, 2000, Fund expenses were reduced as follows in accordance with the expense caps:

                                                                         OTHER FEES/    TOTAL FEES
                                                              FEES        EXPENSES       WAIVED/
FUND                                                        WAIVED*      REIMBURSED     REIMBURSED
----                                                       ----------    -----------    ----------
Total Return Fund                                          $  706,978      $     0      $  706,978
Capital Appreciation Fund                                     293,537            0         293,537
Government Bond Fund                                          498,191            0         498,191
Money Market Fund                                           1,126,343            0       1,126,343
Income Fund                                                    21,115            0          21,115
Mid Cap Growth Fund                                           353,987            0         353,987
Strategic Value Fund                                           58,778            0          58,778
Equity Income Fund                                             70,388            0          70,388
High Income Bond Fund                                         115,002            0         115,002
Balanced Fund                                                 159,539            0         159,539
Multi Sector Bond Fund                                        179,017            0         179,017
Small Cap Value Fund                                          303,376            0         303,376
Small Cap Growth Fund                                         181,698            0         181,698
Global 50 Fund                                                165,649            0         165,649
Mid Cap Index Fund                                            157,855            0         157,855
Growth Focus Fund                                              53,798       14,623          68,421
Global Technology and Communications Fund                      55,711            0          55,711
Emerging Markets Fund                                          37,568            0          37,568

 122              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                         OTHER FEES/    TOTAL FEES
                                                              FEES        EXPENSES       WAIVED/
FUND                                                        WAIVED*      REIMBURSED     REIMBURSED
----                                                       ----------    -----------    ----------
International Growth Fund                                  $   41,680      $     0      $   41,680
Global Life Sciences Fund II                                      726        4,851           5,577

---------------
* Fees waived includes advisory, fund administration, and transfer and dividend disbursing agent fees.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the year ended December 31, 2000, the Funds paid fund administration fees according to the following schedule:

                                  FUND
                             ADMINISTRATION
           FUND               FEE SCHEDULE
           ----            ------------------
Total Return Fund            Up to $1 billion    0.05%
Capital Appreciation Fund  $1 billion or more    0.04%
Government Bond Fund
Money Market Fund
Small Company Fund         Up to $250 million    0.07%
Income Fund                 Next $750 million    0.05%
Mid Cap Growth Fund        $1 billion or more    0.04%
Strategic Value Fund
Equity Income Fund
High Income Bond Fund
Balanced Fund
Multi Sector Bond Fund
Small Cap Value Fund
Small Cap Growth Fund**
Global 50 Fund
Mid Cap Index Fund
Growth Focus Fund**
Global Technology and
  Communications Fund**
Emerging Markets Fund**
International Growth
  Fund**
Global Life Sciences
  Fund**

---------------

** The Fund is subject to an annual minimum fee of $75,000.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees of 0.01% of the average daily net assets, calculated daily and paid monthly.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-administration services to the Funds. NISI has also entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-transfer agent services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets, calculated daily and paid monthly.


               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               123

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required. The outstanding borrowings for the Small Company Fund and Equity Income Fund for the year ended December 31, 2000 was $2,034,599 and $1,703,288 at an average interest rate of 6.88% and 7.00%, respectively.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term and U.S. government obligations) for the year ended December 31, 2000 are summarized as follows:

                                                      LONG-TERM SECURITIES
                                                ---------------------------------
                                                  PURCHASES            SALES
                                                --------------     --------------
Total Return Fund                               $3,070,409,477     $3,417,656,904
Capital Appreciation Fund                        1,688,832,971      1,954,346,256
Government Bond Fund                               573,356,374        552,234,647
Small Company Fund                               1,214,700,130      1,066,185,213
Income Fund                                          6,234,882          3,939,377
Mid Cap Growth Fund                              1,442,451,720      1,241,483,496
Strategic Value Fund                                23,041,786         16,936,811
Equity Income Fund                                  62,803,763         29,993,910
High Income Bond Fund                               27,179,188         11,613,166
Balanced Fund                                      264,590,106        230,643,529
Multi Sector Bond Fund                             391,514,365        333,676,861
Small Cap Value Fund                               500,624,771        363,166,589
Small Cap Growth Fund                              180,414,805         94,176,188
Global 50 Fund                                     157,330,661        129,853,125
Mid Cap Index Fund                                 166,358,121         52,159,822
Growth Focus Fund                                   39,904,342         32,125,041
Global Technology and Communications Fund           36,552,173         21,986,551
Emerging Markets Fund                                7,219,531          1,805,113
International Growth Fund                           18,280,913          8,397,304
Global Life Sciences Fund II                         2,429,886                 --

6. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market securities are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of the failure to receive timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

 124              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For the taxable year ended December 31, 2000, a portion of income dividends paid by the following funds qualify for the dividends received deduction available to corporations:

                                                          QUALIFIED DIVIDEND INCOME
Total Return Fund                                                   47.80%
Strategic Value Fund                                                96.93%
Equity Income Fund                                                  96.74%
Balanced Fund                                                       26.99%
Global 50 Fund                                                      23.55%
Mid Cap Index Fund                                                  10.56%

During the year ended December 31, 2000, the following funds paid long-term capital gain distributions:

Total Return Fund                                             $713,380,016
Capital Appreciation Fund                                      137,058,131
Small Company Fund                                              70,953,183
Mid Cap Growth Fund                                                  1,204
Global 50 Fund                                                   2,489,079
Mid Cap Index Fund                                                 116,746

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               125

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

As of December 31, 2000, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any:

                                                           AMOUNT        EXPIRES
                                                         -----------     -------
Government Bond Fund                                     $11,751,411      2008
Money Market Fund                                              7,933      2008
Income Fund                                                   76,687      2007
Income Fund                                                   78,713      2008
Mid Cap Growth Fund                                        4,368,723      2008
Equity Income Fund                                           193,071      2007
Equity Income Fund                                         1,052,405      2008
High Income Bond Fund                                        238,161      2007
High Income Bond Fund                                        953,907      2008
Balanced                                                     855,248      2008
Multi Sector Bond Fund                                     1,352,845      2007
Multi Sector Bond Fund                                     2,304,153      2008
Small Cap Growth Fund                                      2,494,340      2008
Growth Focus Fund                                            300,123      2008
Emerging Markets Fund                                         40,146      2008
International Growth Fund                                    459,419      2008

 126              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital and foreign currency losses:

                                                  POST-OCTOBER          FOREIGN
                                                 CAPITAL LOSSES     CURRENCY LOSSES
                                                 --------------     ---------------
Capital Appreciation Fund                         $49,166,827           $    --
Money Market Fund                                         532                --
Small Company Fund                                 18,429,439            32,587
Income Fund                                             3,403                --
Mid Cap Growth Fund                                31,766,146                --
Equity Income Fund                                  2,877,938                --
High Income Bond Fund                                 550,175                --
Balanced Fund                                         931,515                --
Multi Sector Bond Fund                                     --            80,022
Small Cap Growth Fund                               5,310,011                --
Global 50 Fund                                      2,688,896             5,211
Growth Focus Fund                                   1,476,090                --
Global Technology and Communications Fund           3,413,822                --
Emerging Markets Fund                                 269,899               203
International Growth Fund                             460,499                --

8. SUBSEQUENT EVENTS

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board considered and approved the following actions:

     (a) Approved the addition of Waddell & Reed Investment Management Company as an additional subadviser for the Small Company Fund beginning in January 2001.

     (b) Approved a Plan of Dissolution, Liquidation and Termination for the Nationwide Income Fund and Nationwide Strategic Value Fund. As soon as practicable after all regulatory approvals have been received, it is anticipated that these two Funds will be liquidated.

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               127

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              SHAREHOLDER MEETING

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Voting Results of a Special Shareholder Meeting (unaudited):

At the Annual Meeting of Shareholders of Nationwide Separate Account Trust held on July 26, 2000, shareholders of the Funds voted on the following matters with the following results as indicated below:

Proposal 1

For the election of Twelve Trustees

                                                                 WITHHOLD AUTHORITY
                     NAME                            FOR            TO VOTE FOR
                     ----                        -----------     ------------------
Charles E. Allen                                 2,138,729,131      92,222,591
Paula H. J. Cholmondeley                         2,135,918,696      95,033,026
C. Brent DeVore                                  2,138,436,995      92,514,727
Robert M. Duncan                                 2,136,889,456      94,062,266
Joseph J. Gasper                                 2,138,514,788      92,436,935
Barbara Hennigar                                 2,137,875,458      93,076,264
Paul J. Hondros                                  2,138,746,547      92,205,175
Thomas J. Kerr IV                                2,137,051,345      93,900,377
Douglas F. Kridler                               2,138,294,939      92,656,783
Dimon R. McFerson                                2,136,835,895      94,115,827
Arden L. Shisler                                 2,136,689,413      94,262,309
David C. Wetmore                                 2,138,810,338      92,141,384

Proposal 2

Ratification of Board of Trustees' Selection of PricewaterhouseCoopers LLP as Trust's Auditors for the Fiscal Year ending December 31, 2000

               SERIES                       FOR           AGAINST        ABSTAIN          TOTAL
               ------                  -------------    -----------    -----------    -------------
Nationwide Separate Account Trust      2,122,280,169     23,303,349     85,368,205    2,230,951,723

Proposal 3

Approve amendments to the Trust's Declaration of Trust to permit the Board of Trustees to authorize the issuance of multiple classes of shares of each Fund in the future without further shareholder approval.

               SERIES                       FOR           AGAINST        ABSTAIN          TOTAL
               ------                  -------------    -----------    -----------    -------------
Nationwide Separate Account Trust      1,894,572,268    191,686,287    144,693,349    2,230,951,904

Proposal 4a

Amend Trusts' Fundamental Investment Policy regarding Making Loans

               SERIES                       FOR           AGAINST        ABSTAIN          TOTAL
               ------                  -------------    -----------    -----------    -------------
NSAT Total Return Fund                   101,513,913      5,842,103      8,657,205      116,013,221
NSAT Capital Appreciation Fund            30,551,706      1,630,125      2,456,415       34,638,246
NSAT Government Bond Fund                 56,964,177      2,428,041      4,689,797       64,082,015

 128              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

               SERIES                       FOR           AGAINST        ABSTAIN          TOTAL
               ------                  -------------    -----------    -----------    -------------
NSAT Money Market Fund                 1,691,991,806    102,324,573    125,080,237    1,919,396,616
NSAT Global 50 Fund                        3,444,506      1,612,827        323,561        5,380,894
NSAT Balanced Fund                         7,170,372        327,861        716,492        8,214,725
NSAT Equity Income Fund                    2,487,382         59,172        278,988        2,825,542
NSAT Multi Sector Bond Fund                6,347,591      2,161,348        585,974        9,094,913
NSAT High Income Bond Fund                 6,511,306        185,923        350,109        7,047,338
NSAT Strategic Value Fund                  2,149,891        134,358        305,048        2,589,297
NSAT Mid Cap Growth Fund                   7,478,241        353,915        906,945        8,739,101
NSAT Mid Cap Index Fund                    2,378,357         89,513        165,087        2,632,957
NSAT Small Cap Value Fund                 15,058,025        832,361      1,217,681       17,108,067
NSAT Income Fund                             942,603             --             --          942,603
NSAT Small Cap Growth Fund                 1,694,070         60,484        193,536        1,948,090
NSAT Small Company Fund                   25,903,249      1,677,240      2,717,606       30,298,095

Proposal 4b

Amend Trusts' fundamental investment policy regarding borrowing money and issuing securities.

               SERIES                       FOR           AGAINST        ABSTAIN          TOTAL
               ------                  -------------    -----------    -----------    -------------
NSAT Total Return Fund                   101,712,631      5,655,106      8,645,485      116,013,222
NSAT Capital Appreciation Fund            30,598,146      1,659,645      2,380,454       34,638,245
NSAT Government Bond Fund                 56,823,742      2,544,214      4,714,059       64,082,015
NSAT Money Market Fund                 1,699,907,538     95,921,259    123,567,819    1,919,396,616
NSAT Global 50                             3,437,239      1,620,778        322,876        5,380,893
NSAT Balanced Fund                         7,167,618        307,575        739,532        8,214,725
NSAT Equity Income Fund                    2,494,459         51,032        280,051        2,825,542
NSAT Multi Sector Bond Fund                6,367,480      2,149,055        578,378        9,094,913
NSAT High Income Bond Fund                 6,530,380        182,403        334,556        7,047,339
NSAT Strategic Value Fund                  2,179,455        102,594        307,248        2,589,297
NSAT Mid Cap Growth Fund                   7,459,894        359,307        919,899        8,739,100
NSAT Mid Cap Index Fund                    2,388,393         79,102        165,463        2,632,958
NSAT Small Cap Value Fund                 15,043,926        818,109      1,246,033       17,108,068
NSAT Income Fund                             942,603             --             --          942,603
NSAT Small Cap Growth Fund                 1,670,810         69,434        207,847        1,948,101
NSAT Small Company Fund                   25,772,874      1,744,393      2,780,828       30,298,095

Proposal 4c

Amend the Trust's fundamental investment policy regarding commodities and commodities contracts

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Total Return Fund                   101,735,001      5,464,088      8,814,132      116,013,221
NSAT Capital Appreciation Fund            30,645,968      1,553,574      2,438,704       34,638,246
NSAT Government Bond Fund                 56,866,656      2,370,368      4,844,991       64,082,015
NSAT Money Market Fund                 1,698,786,856     93,653,164    126,956,595    1,919,396,615
NSAT Global 50                             4,919,785        141,112        319,997        5,380,894

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               129

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Balanced Fund                         7,197,332        316,463        700,930        8,214,725
NSAT Equity Income Fund                    2,486,865         59,227        279,450        2,825,542
NSAT Multi Sector Bond Fund                8,270,821        229,193        594,898        9,094,912
NSAT High Income Bond Fund                 6,506,564        197,138        343,637        7,047,339
NSAT Strategic Value Fund                  2,186,105         97,464        305,729        2,589,298
NSAT Mid Cap Growth Fund                   7,513,089        296,642        929,369        8,739,100
NSAT Mid Cap Index Fund                    2,369,671        102,332        160,954        2,632,957
NSAT Small Cap Value Fund                 15,015,675        800,893      1,291,500       17,108,068
NSAT Income Fund                             942,603             --             --          942,603
NSAT Small Cap Growth Fund                 1,685,378         63,316        199,397        1,948,091
NSAT Small Company Fund                   25,865,434      1,704,706      2,727,956       30,298,096

Proposal 4d

Amend Trusts' fundamental investment policy regarding real estate

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Total Return Fund                   102,096,880      5,097,334      8,819,008      116,013,222
NSAT Capital Appreciation Fund            30,813,541      1,409,766      2,414,938       34,638,245
NSAT Government Bond Fund                 57,286,706      2,032,338      4,762,971       64,082,015
NSAT Money Market Fund                 1,698,683,407     87,614,091    133,099,118    1,919,396,616
NSAT Global 50                             4,970,587         92,572        317,735        5,380,894
NSAT Balanced Fund                         7,161,699        339,025        714,001        8,214,725
NSAT Equity Income Fund                    2,481,722         61,110        282,710        2,825,542
NSAT Multi Sector Bond Fund                8,332,596        117,907        584,410        9,094,913
NSAT High Income Bond Fund                 6,541,005        170,758        335,577        7,047,340
NSAT Strategic Value Fund                  2,177,876         95,891        315,531        2,589,298
NSAT Mid Cap Growth Fund                   7,552,174        259,345        927,582        8,739,101
NSAT Mid Cap Index Fund                    2,400,648         72,261        160,049        2,632,958
NSAT Small Cap Value Fund                 15,058,687        758,711      1,290,669       17,108,067
NSAT Income Fund                             942,603             --             --          942,603
NSAT Small Cap Growth Fund                 1,674,050         60,930        213,110        1,948,090
NSAT Small Company Fund                   25,769,318      1,801,773      2,727,004       30,298,095

Proposal 5a

Adopt a fundamental investment policy regarding underwriting securities

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Total Return Fund                   104,960,633      3,266,955      7,785,633      116,013,221
NSAT Capital Appreciation Fund            31,665,672        840,243      2,132,331       34,638,246
NSAT Government Bond Fund                 58,614,166      1,326,762      4,141,087       64,082,015
NSAT Money Market Fund                 1,743,189,147     66,506,422    109,701,047    1,919,396,616

 130              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

Proposal 5b

Adopt a fundamental investment policy regarding concentration of portfolio investments

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Total Return Fund                   105,386,777      3,070,121      7,556,323      116,013,221
NSAT Capital Appreciation Fund            31,644,514        862,530      2,131,202       34,638,246
NSAT Government Bond Fund                 58,508,069      1,349,478      4,224,468       64,082,015
NSAT Money Market Fund                 1,749,028,134     57,539,261    112,829,221    1,919,396,616

Proposal 6

Authorize the Board of Trustees to appoint, replace or terminate subadvisors recommended by Villonova Mutual Capital Trust, as investment adviser, or amend the terms of any subadvisory agreement for the Strategic Value Fund without shareholder approval.

SERIES                                      FOR           AGAINST        ABSTAIN          TOTAL
------                                 -------------    -----------    -----------    -------------
NSAT Strategic Value Fund                  2,197,156        137,310        254,832        2,589,298

               NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               131

                      [THIS PAGE INTENTIONALLY LEFT BLANK]